AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 180.6%
COMMON STOCKS - 85.9%
Australia - 1.6%
AGL Energy Ltd.(2)(a) 56,354 $ 589,764
Ansell Ltd.(2)(a) 4,465 73,940
Aurizon Holdings Ltd.(2)(a) 23,877 61,879
Beach Energy Ltd.(2)(a) 398,818 277,933
BlueScope Steel Ltd.(2)(a) 89,573 468,961
Coca-Cola Amatil Ltd.(2)(a) 44,163 238,360
Flight Centre Travel Group Ltd.(3)
(b) 2,962 14,523
Fortescue Metals Group Ltd.(2)(a) 210,027 1,287,092
Harvey Norman Holdings Ltd.(2)(a) 108,527 199,273
Iluka Resources Ltd.(2)(a) 32,521 137,522
Sonic Healthcare Ltd.(2)(a) 1,696 25,491
Telstra Corp. Ltd.(2)(a) 173,333 325,372
Treasury Wine Estates Ltd.(2)(a) 22,109 137,265
3,837,375
—
Austria - 0.1%
ams AG(2)* 17,753 173,526
Belgium - 0.5%
Ageas(2)(a) 16,830 701,340
Proximus SADP(2)(a) 27,717 636,508
1,337,848
—
Canada - 4.7%
Air Canada*(a) 34,698 388,328
Alimentation Couche-Tard, Inc.,
Class B(a) 14,743 347,282
ARC Resources Ltd.(a) 26,045 74,954
Atco Ltd., Class I 10,104 279,793
Bank of Montreal(a) 3,040 153,501
Bank of Nova Scotia (The)(a) 7,460 304,645
BCE, Inc.(a) 8,764 359,515
Canadian Imperial Bank of
Commerce(a) 8,710 507,511
Canadian Natural Resources Ltd.
(a) 43,021 588,470
Canadian Tire Corp. Ltd., Class
A(a) 3,450 208,231
Canadian Utilities Ltd., Class A 9,044 216,187
Cenovus Energy, Inc.(a) 70,994 143,269
CGI, Inc.*(a) 7,128 385,904
CI Financial Corp.(a) 26,169 259,775
Cogeco Communications, Inc.(a) 3,360 227,939
Emera, Inc.(a) 10,735 423,359
Empire Co. Ltd., Class A(a) 23,277 455,351
Fairfax Financial Holdings Ltd.(a) 192 58,861
Fortis, Inc.(a) 14,048 541,736
George Weston Ltd.(a) 312 22,310
Hydro One Ltd.(a)(c) 45,552 820,215
iA Financial Corp., Inc.(a) 5,001 157,212
IGM Financial, Inc.(a) 6,280 104,198
Imperial Oil Ltd.(a) 19,082 215,728
Intact Financial Corp.(a) 2,311 199,735
Keyera Corp.(a) 11,897 110,575
Kinross Gold Corp.*(a) 17,149 68,849
Linamar Corp.(a) 9,419 194,966
Loblaw Cos. Ltd.(a) 4,544 234,255
INVESTMENTS SHARES VALUE
Canada - 4.7% (continued)
Magna International, Inc.(a) 15,855 $ 505,967
Metro, Inc.(a) 1,675 67,736
National Bank of Canada(a) 14,628 565,350
Northland Power, Inc. 15,808 315,531
Onex Corp.(a) 5,924 216,830
Quebecor, Inc., Class B(a) 15,242 336,942
Ritchie Bros Auctioneers, Inc.(a) 1,683 57,643
Rogers Communications, Inc.,
Class B(a) 5,086 212,287
Seven Generations Energy Ltd.,
Class A* 72,062 79,369
Stantec , Inc.(a) 5,270 134,811
Sun Life Financial, Inc.(a) 5,197 167,177
Thomson Reuters Corp.(a) 1,934 131,764
TMX Group Ltd.(a) 1,854 138,026
Toronto-Dominion Bank (The)(a) 637 27,081
Tourmaline Oil Corp.(a) 36,367 223,272
Vermilion Energy, Inc. 43,707 134,168
11,366,608
—
China - 0.0%(d)
Yangzijiang Shipbuilding Holdings
Ltd.(2) 155,100 89,995
Denmark - 0.8%
Carlsberg A/S, Class B(2)(a) 6,253 703,962
Coloplast A/S, Class B(2)(a) 728 105,579
Novo Nordisk A/S, Class B(2)(a) 929 55,476
Orsted A/S(2)(a)(c) 5,117 500,942
Pandora A/S(2)(a) 13,304 427,473
ROCKWOOL International A/S,
Class B(2)(a) 604 108,792
Vestas Wind Systems A/S(2)(a) 2,049 166,718
2,068,942
—
Finland - 0.6%
Fortum OYJ(2)(a) 38,083 553,995
Kesko OYJ, Class B(2)(a) 6,377 360,612
Neste OYJ(2)(a) 9,399 312,494
Orion OYJ, Class B(2)(a) 2,957 120,339
1,347,440
—
France - 2.2%
Air France-KLM(2)*(a) 24,300 135,161
Atos SE(2)(a) 362 24,118
AXA SA(2)(a) 31,939 540,790
BNP Paribas SA(2)(a) 10,228 298,609
Bouygues SA(2)(a) 864 25,074
Cie de Saint-Gobain(2)(a) 934 22,412
Electricite de France SA(2)(a) 53,823 420,870
Engie SA(2)(a) 100,865 1,032,904
Eutelsat Communications SA(2)(a) 30,846 320,650
Natixis SA(2)(a) 34,929 111,222
Orange SA(2)(a) 33,869 410,068
Peugeot SA(2)(a) 72,482 943,664
Publicis Groupe SA(2)(a) 6,795 194,194
Societe BIC SA(2)(a) 487 27,049
Societe Generale SA(2)(a) 23,153 379,296
Suez(2)(e) 28,454 289,075

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
France - 2.2% (continued)
TOTAL SA(2)(a) 6,112 $ 230,293
5,405,449
—
Germany - 1.8%
adidas AG(2)(a) 968 214,923
Aurubis AG(2)(a) 1,023 41,631
Bayer AG (Registered)(2)(a) 2,162 123,879
Beiersdorf AG(2)(a) 1,308 131,704
Brenntag AG(2)(a) 881 32,009
Fraport AG Frankfurt Airport
Services Worldwide(2)(a) 740 29,789
Freenet AG(2)(a) 23,243 406,667
Hannover Rueck SE(2)(a) 4,713 665,503
HeidelbergCement AG(2)(a) 2,986 127,571
Henkel AG & Co. KGaA
(Preference)(2)(a) 9,788 782,860
HOCHTIEF AG(2)(a) 2,885 189,428
HUGO BOSS AG(2)(a) 2,163 54,144
Merck KGaA (2)(a) 1,265 127,717
METRO AG(2)(a) 26,784 228,124
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)(2)(a) 1,750 351,873
ProSiebenSat.1 Media SE(2)(a) 56,589 444,025
Rheinmetall AG(2)(a) 400 27,799
Siemens Healthineers AG(2)(a)(c) 2,223 85,934
Software AG(2)(a) 818 24,379
Volkswagen AG (Preference)(2)(a) 3,522 405,723
4,495,682
—
Italy - 2.8%
A2A SpA (2) 298,151 367,843
Assicurazioni Generali SpA (2)(a) 95,881 1,298,689
BPER Banca(2)(a) 54,727 166,531
Enel SpA (2)(a) 226,710 1,563,812
Eni SpA (2)(a) 22,022 218,843
Hera SpA (2) 135,861 491,530
Intesa Sanpaolo SpA (2)(a) 14,479 23,428
Italgas SpA (2) 44,557 243,788
Leonardo SpA (2)(a) 23,272 153,855
Mediaset SpA (2)*(a) 16,400 34,722
Poste Italiane SpA (2)(a)(c) 106,327 894,937
Saipem SpA (2)*(a) 69,760 168,185
Snam SpA (2)(a) 82,278 376,035
Telecom Italia SpA (2)*(a) 459,308 185,916
Terna Rete Elettrica Nazionale
SpA (2)(a) 44,892 282,185
UniCredit SpA (2)(a) 11,778 91,122
Unipol Gruppo SpA (2)(a) 88,689 302,453
6,863,874
—
Japan - 17.0%
AGC, Inc.(2)(a) 18,700 455,672
Amada Holdings Co. Ltd.(2)(a) 17,900 140,299
Aozora Bank Ltd.(2)(a) 5,700 108,780
Asahi Kasei Corp.(2)(a) 2,900 20,320
Astellas Pharma, Inc.(2)(a) 11,300 174,103
Bandai Namco Holdings, Inc.(2)(a) 7,200 349,223
Bridgestone Corp.(2)(a) 13,000 397,938
Brother Industries Ltd.(2)(a) 9,100 137,833
INVESTMENTS SHARES VALUE
Japan - 17.0% (continued)
Central Japan Railway Co.(2)(a) 3,100 $ 496,841
Chiba Bank Ltd. (The)(2)(a) 26,200 114,053
Chubu Electric Power Co., Inc.(2)
(a) 68,900 972,399
Chugoku Electric Power Co., Inc.
(The)(2)(a) 9,900 138,127
Concordia Financial Group Ltd.(2)
(a) 21,900 63,743
Daicel Corp.(2)(a) 2,600 18,915
Dai-ichi Life Holdings, Inc.(2)(a) 1,800 21,375
DeNA Co. Ltd.(2)(a) 9,900 108,439
East Japan Railway Co.(2)(a) 800 60,536
Fujitsu Ltd.(2)(a) 5,400 486,371
Fukuoka Financial Group, Inc.(2)(a) 28,600 377,276
GungHo Online Entertainment, Inc.
(2)(a) 21,490 299,541
Haseko Corp.(2)(a) 45,100 479,632
Hino Motors Ltd.(2)(a) 23,400 124,796
Hitachi Ltd.(2)(a) 18,300 525,693
Honda Motor Co. Ltd.(2)(a) 20,000 447,529
Idemitsu Kosan Co. Ltd.(2)(a) 42,900 979,135
Iida Group Holdings Co. Ltd.(2)(a) 3,400 46,992
Inpex Corp.(2)(a) 157,600 884,146
Isuzu Motors Ltd.(2)(a) 30,600 202,507
ITOCHU Corp.(2)(a) 70,400 1,456,901
Japan Airlines Co. Ltd.(2)(a) 10,400 191,125
Japan Post Holdings Co. Ltd.(2)(a) 13,500 105,605
Japan Post Insurance Co. Ltd.(2)(a) 1,600 19,768
JFE Holdings, Inc.(2)(a) 31,000 200,882
JTEKT Corp.(2)(a) 11,700 79,022
JXTG Holdings, Inc.(2)(a) 434,000 1,478,807
Kajima Corp.(2)(a) 63,800 652,133
Kaken Pharmaceutical Co. Ltd.(2) 2,000 93,232
Kamigumi Co. Ltd.(2)(a) 13,200 222,810
Kaneka Corp.(2)(a) 800 19,065
Kansai Electric Power Co., Inc.
(The)(2)(a) 5,000 55,655
KDDI Corp.(2)(a) 45,900 1,355,821
Kinden Corp.(2)(a) 3,000 44,143
Komatsu Ltd.(2)(a) 1,300 21,038
Konami Holdings Corp.(2)(a) 8,000 245,381
Kyocera Corp.(2)(a) 2,600 153,428
Kyushu Railway Co.(2)(a) 11,200 321,725
Mabuchi Motor Co. Ltd.(2)(a) 9,200 272,963
Marubeni Corp.(2)(a) 252,300 1,252,181
Maruichi Steel Tube Ltd.(2)(a) 1,600 38,320
Mazda Motor Corp.(2)(a) 41,700 220,212
Mebuki Financial Group, Inc.(2)(a) 31,500 63,892
Medipal Holdings Corp.(2)(a) 12,000 224,231
Mitsubishi Chemical Holdings Corp.
(2)(a) 70,100 416,256
Mitsubishi Corp.(2)(a) 2,300 48,650
Mitsubishi Electric Corp.(2)(a) 12,800 156,368
Mitsubishi Heavy Industries Ltd.
(2)(a) 9,400 236,898
Mitsubishi Logistics Corp.(2)(a) 1,100 22,143
Mitsubishi Materials Corp.(2)(a) 9,100 186,032
Mitsubishi UFJ Financial Group,
Inc.(2)(a) 162,100 606,506

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 17.0% (continued)
Mitsubishi UFJ Lease & Finance
Co. Ltd.(2)(a) 7,600 $ 37,200
Mitsui & Co. Ltd.(2)(a) 66,500 923,267
Mitsui Chemicals, Inc.(2)(a) 13,800 259,746
Mitsui OSK Lines Ltd.(2)(a) 12,700 203,557
Mixi , Inc.(2)(a) 1,900 27,631
Mizuho Financial Group, Inc.(2) 126,600 145,246
MS&AD Insurance Group Holdings,
Inc.(2)(a) 18,800 524,541
Nexon Co. Ltd.(2)(a) 40,500 661,804
NGK Insulators Ltd.(2)(a) 3,900 50,758
Nikon Corp.(2)(a) 7,300 67,001
Nippon Electric Glass Co. Ltd.(2)(a) 2,200 29,297
Nippon Express Co. Ltd.(2)(a) 3,900 190,238
Nippon Steel Corp.(2)(a) 87,500 745,877
Nippon Telegraph & Telephone
Corp.(2)(a) 63,600 1,521,098
Nissan Motor Co. Ltd.(2)(a) 37,400 125,130
NS Solutions Corp.(2)(a) 2,000 48,579
NSK Ltd.(2)(a) 4,000 25,461
Obayashi Corp.(2)(a) 101,400 860,433
Oji Holdings Corp.(2)(a) 35,100 186,598
ORIX Corp.(2)(a) 27,200 324,514
Osaka Gas Co. Ltd.(2)(a) 21,500 403,719
Otsuka Holdings Co. Ltd.(2)(a) 800 31,215
Resona Holdings, Inc.(2)(a) 339,700 1,018,525
Rohto Pharmaceutical Co. Ltd.(2)
(a) 700 19,126
Sankyo Co. Ltd.(2)(a) 9,800 284,206
Sankyu, Inc.(2)(a) 3,600 134,136
Sawai Pharmaceutical Co. Ltd.(2) 3,000 160,743
Sega Sammy Holdings, Inc.(2)(a) 2,500 30,331
Sekisui House Ltd.(2)(a) 38,400 633,294
Shikoku Electric Power Co., Inc.(2) 9,500 74,934
Shimizu Corp.(2)(a) 81,800 636,555
Shinsei Bank Ltd.(2)(a) 53,200 704,623
Shionogi & Co. Ltd.(2)(a) 1,000 49,259
Shizuoka Bank Ltd. (The)(2)(a) 16,500 100,183
Showa Denko KK(2)(a) 40,400 828,851
Sojitz Corp.(2)(a) 253,400 594,133
Subaru Corp.(2)(a) 11,200 214,089
Sumitomo Chemical Co. Ltd.(2)(a) 94,100 278,014
Sumitomo Corp.(2)(a) 86,700 988,748
Sumitomo Dainippon Pharma Co.
Ltd.(2)(a) 20,100 260,926
Sumitomo Electric Industries Ltd.
(2)(a) 5,200 54,330
Sumitomo Heavy Industries Ltd.
(2)(a) 16,800 300,577
Sumitomo Metal Mining Co. Ltd.
(2)(a) 9,900 202,401
Sumitomo Mitsui Financial Group,
Inc.(2)(a) 41,300 1,003,317
Sumitomo Mitsui Trust Holdings,
Inc.(2)(a) 24,900 715,381
Sumitomo Rubber Industries Ltd.
(2)(a) 8,700 81,717
Suzuken Co. Ltd.(2)(a) 1,400 50,865
Taiheiyo Cement Corp.(2)(a) 18,000 306,599
Taisei Corp.(2)(a) 4,000 121,992
INVESTMENTS SHARES VALUE
Japan - 17.0% (continued)
Takashimaya Co. Ltd.(2)(a) 17,200 $ 154,387
Teijin Ltd.(2)(a) 31,200 527,748
Toho Gas Co. Ltd.(2) 800 36,065
Tohoku Electric Power Co., Inc.(2)
(a) 14,500 139,387
Tokyo Electric Power Co. Holdings,
Inc.(2)* 328,000 1,141,027
Tokyo Gas Co. Ltd.(2)(a) 43,600 1,027,358
Toppan Printing Co. Ltd.(2)(a) 27,100 413,764
Tosoh Corp.(2)(a) 39,300 444,133
Toyo Seikan Group Holdings Ltd.
(2)(a) 9,900 112,932
Toyoda Gosei Co. Ltd.(2)(a) 1,400 23,826
Toyota Boshoku Corp.(2)(a) 4,700 55,591
Toyota Tsusho Corp.(2)(a) 9,400 219,578
West Japan Railway Co.(2)(a) 6,600 451,407
Yamada Denki Co. Ltd.(2)*(a) 8,700 34,652
Yamaha Motor Co. Ltd.(2)(a) 15,100 181,577
Yokohama Rubber Co. Ltd. (The)
(2)(a) 8,500 105,375
41,402,979
—
Netherlands - 1.3%
ASM International NV(2)(a) 3,314 337,173
ASR Nederland NV(2)(a) 10,699 269,009
Koninklijke Ahold Delhaize NV(2)(a) 65,206 1,519,075
NN Group NV(2)(a) 19,789 537,781
Randstad NV(2)*(a) 14,645 516,851
Signify NV(2)(a)(c) 4,439 86,029
3,265,918
—
Norway - 0.3%
Leroy Seafood Group ASA(2)(a) 18,671 91,394
Mowi ASA(2)(a) 26,571 401,738
Orkla ASA(2)(a) 3,419 29,293
Salmar ASA(2)(a) 4,402 145,636
668,061
—
Russia - 0.0%(d)
Evraz plc(2) 6,617 18,932
Singapore - 0.3%
ComfortDelGro Corp. Ltd.(2) 218,400 232,560
SATS Ltd.(2) 67,400 149,822
Venture Corp. Ltd.(2) 16,500 157,180
Wilmar International Ltd.(2) 52,400 118,498
658,060
—
Spain - 2.0%
Acciona SA(2) 946 100,059
ACS Actividades de Construccion y
Servicios SA(2)(a) 916 18,191
Banco Bilbao Vizcaya Argentaria
SA(2)(a) 111,921 346,570
Banco de Sabadell SA(2)(a)(e) 30,000 15,172
Enagas SA(2)(a) 38,813 765,672
Endesa SA(2)(a) 57,784 1,222,732
Iberdrola SA(2)(a) 99,442 972,643
Mapfre SA(2)(a) 13,627 23,117
Naturgy Energy Group SA(2)(a) 11,273 197,771
Red Electrica Corp. SA(2)(a) 29,147 523,757

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Spain - 2.0% (continued)
Repsol SA(2)(a) 48,059 $ 428,747
Telefonica SA(2)(a) 35,934 163,539
4,777,970
—
Sweden - 0.8%
Axfood AB(2)(a) 10,928 222,227
Essity AB, Class B(2)(a) 18,442 564,945
Getinge AB, Class B(2)(a) 5,084 96,134
Hennes & Mauritz AB, Class B(2)(a) 11,200 143,324
ICA Gruppen AB(2)(a) 11,698 488,572
Skanska AB, Class B(2)*(a) 1,590 23,928
SKF AB, Class B(2)(a) 2,929 39,914
SSAB AB, Class A(2)(a) 27,359 62,039
Volvo AB, Class B(2)(a) 24,414 290,183
1,931,266
—
Switzerland - 2.0%
Adecco Group AG (Registered)(2)
(a) 4,723 186,118
DKSH Holding AG(2)(a) 369 18,214
Flughafen Zurich AG (Registered)
(2)*(a) 847 94,756
Helvetia Holding AG (Registered)
(2)(a) 2,715 231,961
Novartis AG (Registered)(2)(a) 2,019 166,565
Roche Holding AG(2)(a) 6,082 1,956,834
Sonova Holding AG (Registered)
(2)(a) 940 167,616
Sulzer AG (Registered)(2)(a) 1,131 70,408
Swiss Life Holding AG (Registered)
(2)(a) 2,863 960,955
Swisscom AG (Registered)(2)(a) 1,721 921,563
Zurich Insurance Group AG(2)(a) 539 189,354
4,964,344
—
United Kingdom - 2.1%
Aggreko plc(2)(a) 29,547 176,588
ASOS plc(2)*(a) 2,512 36,962
Babcock International Group plc(2)
(a) 48,705 229,864
Barratt Developments plc(2)(a) 46,888 253,445
Bellway plc(2)(a) 9,868 261,423
Berkeley Group Holdings plc(2)(a) 6,628 295,831
Britvic plc(2)(a) 6,626 57,426
BT Group plc(2) 168,708 245,397
Dialog Semiconductor plc(2)*(a) 12,269 318,908
GVC Holdings plc(2)(e) 4,067 28,171
Hays plc(2) 77,123 109,847
Howden Joinery Group plc(2)(a) 24,718 155,493
Inchcape plc(2)(a) 4,822 25,734
Janus Henderson Group plc(a)(e) 2,020 30,946
John Wood Group plc(2) 67,214 127,898
Kingfisher plc(2) 16,608 29,172
Meggitt plc(2)(a) 7,783 27,977
Micro Focus International plc(2)(a) 42,432 209,385
Moneysupermarket.com Group
plc(2)(a) 70,537 262,120
National Grid plc(2)(a) 59,074 690,238
Pennon Group plc(2)(a)(e) 29,080 388,835
Persimmon plc(2)(a) 5,078 120,037
INVESTMENTS SHARES VALUE
United Kingdom - 2.1% (continued)
Petrofac Ltd.(2) 22,547 $ 53,975
Royal Mail plc(2) 197,729 304,804
Tate & Lyle plc(2)(a) 3,861 31,412
Taylor Wimpey plc(2) 106,268 152,915
United Utilities Group plc(2)(a) 44,599 499,238
WH Smith plc(2)(a) 1,664 23,372
5,147,413
—
United States - 45.0%
Aaron's, Inc.(a) 6,121 139,436
AbbVie, Inc.(a) 18,292 1,393,667
ABIOMED, Inc.*(e) 184 26,709
Accenture plc, Class A(a) 253 41,305
Activision Blizzard, Inc.*(a) 1,534 91,242
Acuity Brands, Inc.(e) 6,048 518,072
Adobe, Inc.*(a) 303 96,427
Adtalem Global Education, Inc.*(e) 901 24,138
Advance Auto Parts, Inc.(a) 262 24,450
Agilent Technologies, Inc.(a) 1,026 73,482
Air Lease Corp.(e) 4,582 101,445
Akamai Technologies, Inc.*(a)(e) 7,389 676,020
Alexion Pharmaceuticals, Inc.*(a) 12,572 1,128,840
Alkermes plc* 7,345 105,915
Alliance Data Systems Corp.(a) 5,774 194,295
Allison Transmission Holdings, Inc.
(a) 687 22,403
Alphabet, Inc., Class A*(e) 1,305 1,516,345
AMC Networks, Inc., Class A*(e) 13,098 318,412
Amdocs Ltd.(a) 10,810 594,226
American Eagle Outfitters, Inc.(a)
(e) 52,953 420,976
Ameriprise Financial, Inc.(a) 3,844 393,933
AmerisourceBergen Corp.(a)(e) 5,518 488,343
Amgen, Inc.(a) 9,841 1,995,067
Analog Devices, Inc.(e) 212 19,006
ANSYS, Inc.*(a)(e) 1,213 281,986
Anthem, Inc.(e) 1,436 326,029
Applied Materials, Inc.(e) 7,421 340,030
Arrow Electronics, Inc.*(a)(e) 8,959 464,703
Arrowhead Pharmaceuticals,
Inc.*(e) 1,014 29,173
Aspen Technology, Inc.*(a) 1,968 187,098
Assured Guaranty Ltd.(a) 21,872 564,079
Athene Holding Ltd., Class A*(a)(e) 33,632 834,746
AutoNation, Inc.*(a)(e) 16,583 465,319
AutoZone, Inc.*(a) 415 351,090
Avis Budget Group, Inc.*(e) 23,869 331,779
Avnet, Inc.(a) 9,566 240,107
Bausch Health Cos., Inc.* 12,559 194,636
Baxter International, Inc.(a) 1,837 149,146
Best Buy Co., Inc.(e) 7,142 407,094
Biogen, Inc.*(a) 5,149 1,629,041
Bio-Rad Laboratories, Inc., Class
A*(a)(e) 2,567 899,888
Bio- Techne Corp.(e) 1,489 282,344
Booking Holdings, Inc.*(a)(e) 962 1,294,198
Booz Allen Hamilton Holding Corp.
(a) 4,703 322,814
BorgWarner, Inc.(a)(e) 2,584 62,972

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 45.0% (continued)
Boston Beer Co., Inc. (The), Class
A*(e) 3,183 $ 1,169,943
Boyd Gaming Corp.(a) 1,657 23,894
Brighthouse Financial, Inc.*(a) 16,292 393,778
Brinker International, Inc.(e) 19,114 229,559
Bristol-Myers Squibb Co.(a) 8,595 479,085
BRP, Inc.(a) 9,248 150,880
Bruker Corp.(e) 1,706 61,177
Brunswick Corp.(a) 7,592 268,529
Burlington Stores, Inc.*(e) 1,555 246,405
CACI International, Inc., Class A*(a)
(e) 3,970 838,266
Cadence Design Systems, Inc.*(a) 9,748 643,758
Capri Holdings Ltd.*(a)(e) 25,294 272,922
Carlisle Cos., Inc.(a) 1,462 183,159
Carter's, Inc.(a)(e) 9,114 599,063
Casey's General Stores, Inc.(a)(e) 2,120 280,879
CDW Corp.(a) 7,769 724,615
Centennial Resource Development,
Inc., Class A* 111,913 29,433
Charles River Laboratories
International, Inc.*(e) 12,509 1,578,761
Chemed Corp.(a)(e) 243 105,268
Church & Dwight Co., Inc.(a) 3,739 239,969
Churchill Downs, Inc.(a) 1,149 118,290
Ciena Corp.*(a) 13,291 529,115
Cirrus Logic, Inc.*(a) 14,051 922,167
Citrix Systems, Inc.(a)(e) 1,445 204,540
Clorox Co. (The)(a)(e) 4,669 808,904
Cognizant Technology Solutions
Corp., Class A(a) 385 17,891
Colgate-Palmolive Co.(a) 322 21,368
Columbia Sportswear Co.(e) 5,967 416,318
Commercial Metals Co.(a) 25,897 408,914
Cooper Cos., Inc. (The)(a) 1,362 375,463
Costco Wholesale Corp.(a)(e) 2,167 617,877
Cracker Barrel Old Country Store,
Inc.(a)(e) 2,120 176,426
Crane Co.(a) 501 24,639
Cummins, Inc.(a)(e) 3,620 489,858
Curtiss-Wright Corp.(a) 6,511 601,682
Dana, Inc.(a)(e) 22,996 179,599
Danaher Corp.(a) 4,167 576,754
Darden Restaurants, Inc.(e) 2,510 136,695
DaVita, Inc.*(e) 389 29,587
Deckers Outdoor Corp.*(a) 9,130 1,223,420
Deluxe Corp.(a)(e) 6,437 166,911
Dick's Sporting Goods, Inc.(a)(e) 11,653 247,743
Dillard's, Inc., Class A(a) 9,370 346,222
Discovery, Inc., Class A*(e) 1,210 23,522
Dollar General Corp.(a) 2,022 305,342
DXC Technology Co.(e) 1,151 15,021
Eaton Corp. plc(a) 5,673 440,735
eBay, Inc.(a) 39,733 1,194,374
EchoStar Corp., Class A*(a)(e) 892 28,517
Edwards Lifesciences Corp.*(a) 2,359 444,955
Electronic Arts, Inc.*(e) 7,087 709,905
EMCOR Group, Inc.(a)(e) 2,060 126,319
EPAM Systems, Inc.*(e) 536 99,514
Equitable Holdings, Inc.(a)(e) 15,994 231,113
INVESTMENTS SHARES VALUE
United States - 45.0% (continued)
Estee Lauder Cos., Inc. (The),
Class A(e) 5,821 $ 927,518
Evercore , Inc., Class A(a) 609 28,051
Everest Re Group Ltd.(e) 2,877 553,592
Exelixis , Inc.*(e) 25,712 442,761
Expedia Group, Inc.(a)(e) 3,466 195,032
F5 Networks, Inc.*(a) 2,579 274,999
Facebook, Inc., Class A*(e) 7,369 1,229,149
Fair Isaac Corp.*(e) 1,000 307,690
Federated Hermes, Inc., Class B(a) 10,143 193,224
First American Financial Corp.(a) 1,695 71,885
Flowers Foods, Inc.(a)(e) 1,638 33,612
Foot Locker, Inc.(a)(e) 30,975 682,999
Fortinet, Inc.*(e) 5,689 575,556
Fortune Brands Home & Security,
Inc.(a) 973 42,082
FTI Consulting, Inc.*(e) 1,191 142,646
Gap, Inc. (The)(a)(e) 45,311 318,989
General Mills, Inc.(e) 4,074 214,985
General Motors Co.(e) 4,201 87,297
Gilead Sciences, Inc.(a)(e) 19,547 1,461,334
Globus Medical, Inc., Class A*(e) 7,898 335,902
Goldman Sachs Group, Inc. (The)
(a) 2,768 427,905
GrafTech International Ltd.(a)(e) 18,331 148,848
Graham Holdings Co., Class B(a) 775 264,407
H&R Block, Inc.(a)(e) 1,469 20,684
Hanesbrands, Inc.(e) 23,605 185,771
Hanover Insurance Group, Inc.
(The)(a) 287 25,996
Hasbro, Inc.(e) 2,688 192,326
HCA Healthcare, Inc.(a) 789 70,892
Helen of Troy Ltd.*(e) 706 101,685
Henry Schein, Inc.*(e) 3,416 172,576
Herman Miller, Inc.(a) 19,866 441,025
Hewlett Packard Enterprise Co.(e) 28,134 273,181
Hill-Rom Holdings, Inc.(a) 3,263 328,258
HollyFrontier Corp.(a) 19,757 484,244
Horizon Therapeutics plc*(e) 4,448 131,750
Hormel Foods Corp.(e) 2,285 106,572
Hubbell, Inc.(a)(e) 395 45,322
Humana, Inc.(a)(e) 868 272,569
Huntington Ingalls Industries, Inc.
(a)(e) 6,259 1,140,452
IAC/InterActiveCorp*(e) 2,283 409,182
Incyte Corp.*(a) 5,406 395,881
Ingredion, Inc.(a) 3,195 241,223
Intel Corp.(a)(e) 17,607 952,891
Intuit, Inc.(a) 1,612 370,760
IQVIA Holdings, Inc.*(a)(e) 7,011 756,206
ITT, Inc.(a) 3,169 143,746
J2 Global, Inc.(e) 11,068 828,440
Jabil, Inc.(a) 25,259 620,866
Jacobs Engineering Group, Inc.(a) 1,483 117,557
Jazz Pharmaceuticals plc*(e) 12,870 1,283,654
JM Smucker Co. (The)(a) 2,083 231,213
Juniper Networks, Inc.(e) 1,537 29,418
KB Home(a) 13,445 243,355
KBR, Inc.(a) 1,727 35,714
Keysight Technologies, Inc.*(e) 3,124 261,416

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 45.0% (continued)
Kimberly-Clark Corp.(a) 7,075 $ 904,680
KLA Corp.(e) 716 102,918
Kohl's Corp.(e) 4,245 61,935
Kroger Co. (The)(a) 47,360 1,426,483
Laboratory Corp. of America
Holdings*(a)(e) 5,416 684,528
Lam Research Corp.(e) 3,043 730,320
Lear Corp.(e) 1,080 87,750
Lennar Corp., Class A(a)(e) 5,464 208,725
Ligand Pharmaceuticals, Inc.*(e) 1,406 102,244
LogMeIn, Inc.(a) 2,392 199,206
LPL Financial Holdings, Inc.(a) 1,018 55,410
Lululemon Athletica, Inc.*(e) 3,737 708,348
LyondellBasell Industries NV, Class
A(a) 1,846 91,617
Macy's, Inc.(e) 57,675 283,184
Manhattan Associates, Inc.*(a)(e) 4,215 209,991
ManpowerGroup , Inc.(a)(e) 17,082 905,175
Masimo Corp.*(e) 2,896 512,940
MasTec , Inc.*(a)(e) 2,623 85,851
Matador Resources Co.*(e) 73,635 182,615
Match Group, Inc.*(a) 8,685 573,557
Maxim Integrated Products, Inc.
(a)(e) 1,331 64,700
MAXIMUS, Inc.(a) 4,015 233,673
McKesson Corp.(a) 4,784 647,084
Medtronic plc(a) 3,121 281,452
Merck & Co., Inc.(a) 16,026 1,233,040
Micron Technology, Inc.*(e) 16,575 697,145
Microsoft Corp.(a) 553 87,214
MKS Instruments, Inc.(a)(e) 3,237 263,654
Molina Healthcare, Inc.*(a) 775 108,275
Molson Coors Beverage Co., Class
B(e) 10,200 397,902
MSA Safety, Inc.(a)(e) 980 99,176
MSCI, Inc.(e) 292 84,376
Murphy USA, Inc.*(a)(e) 4,709 397,251
Mylan NV*(a)(e) 52,727 786,160
Navient Corp.(a) 10,557 80,022
NCR Corp.*(e) 4,243 75,101
NewMarket Corp.(a) 139 53,219
NIKE, Inc., Class B(a) 972 80,423
Nordstrom, Inc.(e) 7,907 121,293
NorthWestern Corp. 1,771 105,959
NortonLifeLock , Inc.(a) 34,345 642,595
Norwegian Cruise Line Holdings
Ltd.*(a) 1,882 20,627
Nu Skin Enterprises, Inc., Class
A(a)(e) 26,037 568,908
Nuance Communications, Inc.*(a) 4,749 79,688
NuVasive , Inc.*(a) 5,421 274,628
nVent Electric plc(a) 3,274 55,232
Old Republic International Corp.(a) 1,291 19,688
Omnicom Group, Inc.(e) 1,070 58,743
ON Semiconductor Corp.*(a)(e) 19,000 236,360
OneMain Holdings, Inc.(a) 7,947 151,947
Oracle Corp.(e) 2,485 120,100
Oshkosh Corp.(a)(e) 3,829 246,320
Ovintiv , Inc. 64,549 177,048
Owens Corning(e) 4,627 179,574
INVESTMENTS SHARES VALUE
United States - 45.0% (continued)
PACCAR, Inc.(a) 534 $ 32,643
Packaging Corp. of America(a)(e) 2,770 240,519
Parsley Energy, Inc., Class A 76,015 435,566
Paycom Software, Inc.*(e) 352 71,108
PBF Energy, Inc., Class A(a) 37,639 266,484
Penske Automotive Group, Inc.(e) 6,013 168,364
Perrigo Co. plc(e) 1,338 64,344
Perspecta , Inc.(a) 1,300 23,712
Phillips 66(a) 2,110 113,202
Pilgrim's Pride Corp.*(a)(e) 26,220 475,106
Polaris, Inc.(a)(e) 1,322 63,654
Popular, Inc. 2,014 70,490
PRA Health Sciences, Inc.*(e) 5,533 459,460
Prestige Consumer Healthcare,
Inc.* 621 22,778
Procter & Gamble Co. (The)(a) 17,450 1,919,500
PulteGroup, Inc.(e) 40,410 901,951
PVH Corp.(e) 6,585 247,859
Qorvo , Inc.*(a)(e) 2,959 238,584
QUALCOMM, Inc.(a) 292 19,754
Quanta Services, Inc.(a) 12,918 409,888
Quest Diagnostics, Inc.(e) 778 62,473
Qurate Retail, Inc., Series A*(a) 67,926 414,688
Ralph Lauren Corp.(a)(e) 3,340 223,212
Regal Beloit Corp.(a) 7,683 483,645
Regeneron Pharmaceuticals,
Inc.*(a)(e) 3,206 1,565,458
Reliance Steel & Aluminum Co.(a) 1,209 105,896
RenaissanceRe Holdings Ltd. 308 45,991
RH*(a)(e) 909 91,327
Robert Half International, Inc.(e) 13,621 514,193
Ross Stores, Inc.(a)(e) 10,070 875,788
Sally Beauty Holdings, Inc.*(a)(e) 36,770 297,102
Sanderson Farms, Inc.(a) 719 88,667
Santander Consumer USA
Holdings, Inc.(e) 6,680 92,919
Science Applications International
Corp.(a)(e) 910 67,913
Seagate Technology plc(a)(e) 14,843 724,338
Silgan Holdings, Inc.(a) 7,928 230,071
Skechers U.S.A., Inc., Class A*(a)
(e) 24,365 578,425
Skyworks Solutions, Inc.(a)(e) 8,968 801,560
Snap-on, Inc.(e) 3,131 340,715
SolarEdge Technologies, Inc.*(e) 1,174 96,127
Sonoco Products Co.(e) 626 29,015
Spectrum Brands Holdings, Inc.
(a)(e) 6,017 218,838
Spirit AeroSystems Holdings, Inc.,
Class A(e) 10,307 246,647
Sprouts Farmers Market, Inc.*(a) 32,479 603,785
SS&C Technologies Holdings, Inc.
(e) 611 26,774
Steel Dynamics, Inc.(a) 23,511 529,938
STERIS plc(a)(e) 2,205 308,634
Stifel Financial Corp.(a)(e) 2,571 106,131
Stryker Corp.(e) 2,175 362,116
Synaptics , Inc.*(a) 1,679 97,164
Synchrony Financial(e) 12,354 198,776
Syneos Health, Inc.*(e) 855 33,704

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 45.0% (continued)
SYNNEX Corp.(a)(e) 8,915 $ 651,687
Synopsys, Inc.*(a) 1,976 254,489
Target Corp.(a)(e) 13,433 1,248,866
TE Connectivity Ltd.(a)(e) 6,749 425,052
TEGNA, Inc.(a) 53,766 583,899
Teledyne Technologies, Inc.*(a)(e) 4,286 1,274,099
Teradyne, Inc.(e) 3,267 176,973
Terex Corp. 1,363 19,573
Thermo Fisher Scientific, Inc.(e) 572 162,219
Timken Co. (The)(a) 606 19,598
TJX Cos., Inc. (The)(a) 6,534 312,391
Toll Brothers, Inc.(e) 5,730 110,303
Tractor Supply Co.(e) 584 49,377
TRI Pointe Group, Inc.*(a)(e) 26,282 230,493
TripAdvisor, Inc.(a) 23,994 417,256
Twitter, Inc.*(e) 6,179 151,756
Tyson Foods, Inc., Class A(a)(e) 9,938 575,112
United Therapeutics Corp.*(a)(e) 8,000 758,600
Universal Health Services, Inc.,
Class B(e) 5,110 506,299
Urban Outfitters, Inc.*(e) 21,762 309,891
US Foods Holding Corp.*(a)(e) 24,030 425,571
Varian Medical Systems, Inc.*(e) 1,363 139,926
VeriSign, Inc.*(e) 3,829 689,565
Vertex Pharmaceuticals, Inc.*(a)(e) 1,879 447,108
VF Corp.(a)(e) 2,819 152,452
Vishay Intertechnology , Inc.(a)(e) 26,808 386,303
VMware, Inc., Class A*(e) 1,265 153,192
Voya Financial, Inc.(e) 2,594 105,187
Walgreens Boots Alliance, Inc.(a) 2,143 98,042
Walt Disney Co. (The)(e) 762 73,609
Werner Enterprises, Inc.(e) 2,812 101,963
WESCO International, Inc.* 8,693 198,635
West Pharmaceutical Services, Inc.
(a) 2,203 335,407
Whirlpool Corp.(e) 6,162 528,700
Williams-Sonoma, Inc.(a)(e) 12,174 517,638
Woodward, Inc.(a)(e) 4,517 268,490
World Fuel Services Corp.(a) 2,007 50,536
WPX Energy, Inc.* 114,922 350,512
Xerox Holdings Corp.(a)(e) 35,203 666,745
Xilinx, Inc.(e) 291 22,681
Yelp, Inc.*(a) 8,128 146,548
Zebra Technologies Corp., Class
A*(a) 2,160 396,576
Zimmer Biomet Holdings, Inc.(a)(e) 3,641 368,032
Zoetis, Inc.(a) 2,446 287,870
109,419,028
—
TOTAL COMMON STOCKS
(Cost $240,622,997) 209,240,710
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 94.7%
INVESTMENT COMPANIES - 57.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(f)(g) 3,414,224 $ 3,414,224
Limited Purpose Cash Investment
Fund, 0.85%(f) 136,315,822 136,493,033
TOTAL INVESTMENT COMPANIES
(Cost $139,745,239) 139,907,257
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 37.3%
U.S. Treasury Bills
1.55%, 7/30/2020(2)(h) $ 16,738,000 16,733,104
1.53%, 8/6/2020(2)(h) 15,143,000 15,138,446
1.52%, 8/13/2020(2)(h) 11,625,000 11,621,636
1.52%, 8/20/2020(2)(h) 6,352,000 6,349,823
1.45%, 8/27/2020(2)(h) 26,148,000 26,138,298
0.10%, 10/1/2020(2)(h) 15,039,000 15,029,781
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,612,852) 91,011,088
TOTAL SHORT-TERM INVESTMENTS
(Cost $230,358,091) 230,918,345
TOTAL LONG POSITIONS
(Cost $470,981,088) 440,159,055
SHARES
SHORT POSITIONS - (75.3)%
COMMON STOCKS - (75.3)%
Australia - (1.7)%
Afterpay Ltd.(2)* (32,781) (381,192)
AMP Ltd.(2)* (224,687) (183,489)
APA Group(2) (84,661) (537,238)
Atlas Arteria Ltd.(2) (32,772) (110,691)
BHP Group plc(2) (2,117) (32,855)
Challenger Ltd.(2) (88,491) (216,150)
Commonwealth Bank of Australia(2) (1,248) (47,087)
Evolution Mining Ltd.(2) (89,094) (208,225)
Insurance Australia Group Ltd.(2) (125,743) (474,435)
Medibank Pvt Ltd.(2) (168,181) (276,575)
Newcrest Mining Ltd.(2) (20,190) (277,264)
Northern Star Resources Ltd.(2) (32,699) (211,824)
QBE Insurance Group Ltd.(2) (94,126) (490,302)
Ramsay Health Care Ltd.(2) (1,058) (37,202)
Rio Tinto plc(2) (2,011) (92,189)
SEEK Ltd.(2) (28,391) (259,444)
Suncorp Group Ltd.(2) (4,465) (24,795)
Transurban Group(2) (7,590) (56,535)
Viva Energy Group Ltd.(2)(c) (26,943) (20,716)
Washington H Soul Pattinson & Co.
Ltd.(2) (5,225) (53,992)
WiseTech Global Ltd.(2) (14,249) (148,132)
(4,140,332)
—
Belgium - (0.4)%
Anheuser-Busch InBev SA/NV(2) (6,227) (275,046)
Telenet Group Holding NV(2) (5,134) (154,167)
Umicore SA(2) (13,428) (463,149)
(892,362)
—

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Brazil - 0.0%(d)
Yamana Gold, Inc. (18,612) $ (51,711)
Canada - (4.0)%
Agnico Eagle Mines Ltd. (14,895) (594,615)
AltaGas Ltd. (5,524) (50,047)
Barrick Gold Corp. (92,493) (1,699,615)
BlackBerry Ltd.* (42,516) (174,318)
Bombardier, Inc., Class B* (81,970) (26,502)
Cameco Corp. (24,475) (186,610)
Canada Goose Holdings, Inc.* (23,824) (476,378)
Canadian National Railway Co. (2,279) (178,184)
Canadian Pacific Railway Ltd. (382) (84,296)
CCL Industries, Inc., Class B (8,926) (271,402)
Constellation Software, Inc. (81) (73,617)
Dollarama, Inc. (2,500) (69,353)
Enbridge, Inc. (21,884) (637,252)
Finning International, Inc. (8,123) (87,158)
Franco-Nevada Corp. (11,874) (1,186,387)
Gildan Activewear , Inc. (8,714) (111,084)
Inter Pipeline Ltd. (26,826) (160,502)
Methanex Corp. (8,388) (102,101)
Nutrien Ltd. (9,723) (332,391)
Pan American Silver Corp. (17,545) (252,460)
Pembina Pipeline Corp. (2,345) (43,991)
PrairieSky Royalty Ltd. (19,681) (103,908)
Restaurant Brands International,
Inc. (14,726) (593,414)
Shopify, Inc., Class A* (619) (259,344)
SNC-Lavalin Group, Inc. (36,502) (538,465)
Suncor Energy, Inc. (11,967) (190,989)
TC Energy Corp. (12,445) (553,141)
West Fraser Timber Co. Ltd. (14,051) (267,980)
Wheaton Precious Metals Corp. (13,149) (361,871)
WSP Global, Inc. (618) (35,096)
(9,702,471)
—
Chile - (0.1)%
Lundin Mining Corp. (76,126) (286,155)
China - (0.2)%
Prosus NV(2)* (7,046) (490,741)
Colombia - 0.0%(d)
Millicom International Cellular SA,
SDR(2) (4,133) (114,829)
Denmark - (0.7)%
AP Moller - Maersk A/S, Class B(2) (494) (437,864)
Chr Hansen Holding A/S(2) (8,830) (651,590)
DSV Panalpina A/S(2) (3,921) (356,533)
FLSmidth & Co. A/S(2)* (4,295) (96,265)
Novozymes A/S, Class B(2) (2,452) (109,989)
(1,652,241)
—
Finland - (0.3)%
Nokia OYJ(2) (72,357) (222,849)
Nokian Renkaat OYJ(2) (11,126) (265,668)
Nordea Bank Abp (2) (8,293) (46,652)
Stora Enso OYJ, Class R(2) (11,533) (115,317)
Wartsila OYJ Abp (2) (4,871) (35,570)
(686,056)
—
INVESTMENTS SHARES VALUE
France - (1.8)%
Air Liquide SA(2) (1,222) $ (155,985)
Airbus SE(2) (2,096) (135,154)
Bollore SA(2) (22,695) (61,677)
Bollore SA(2)* (232) (749)
Cie Plastic Omnium SA(2) (1,195) (16,573)
Dassault Systemes SE(2) (285) (41,607)
Edenred (2) (13,161) (546,175)
Getlink SE(2) (4,549) (55,019)
Hermes International(2) (283) (192,556)
Iliad SA(2) (2,481) (334,276)
Imerys SA(2) (8,092) (200,841)
Ipsen SA(2) (646) (33,114)
JCDecaux SA(2) (4,826) (85,797)
Kering SA(2) (665) (346,740)
Orpea (2) (3,052) (316,906)
Remy Cointreau SA(2) (2,352) (256,342)
SEB SA(2) (2,170) (268,767)
Ubisoft Entertainment SA(2)* (8,206) (599,784)
Valeo SA(2) (15,850) (257,971)
Worldline SA(2)*(c) (9,479) (559,462)
(4,465,495)
—
Germany - (1.6)%
Commerzbank AG(2) (116,432) (414,480)
Continental AG(2) (1,954) (139,317)
Daimler AG (Registered)(2) (2,348) (70,121)
Delivery Hero SE(2)*(c) (236) (17,352)
Deutsche Bank AG (Registered)(2) (206,819) (1,314,765)
Duerr AG(2) (1,282) (26,016)
E.ON SE(2) (3,138) (32,189)
FUCHS PETROLUB SE
(Preference)(2) (891) (31,783)
GEA Group AG(2) (5,467) (112,936)
K+S AG (Registered)(2) (3,031) (17,439)
LANXESS AG(2) (1,121) (44,620)
Nemetschek SE(2) (1,103) (53,769)
RWE AG(2) (7,949) (207,879)
Sartorius AG (Preference)(2) (1,446) (345,704)
Symrise AG(2) (1,052) (97,319)
Telefonica Deutschland Holding
AG(2) (94,278) (231,462)
thyssenkrupp AG(2)* (49,829) (262,458)
United Internet AG (Registered)(2) (14,788) (430,004)
Zalando SE(2)*(c) (1,986) (74,853)
(3,924,466)
—
Ghana - 0.0%(d)
Kosmos Energy Ltd. (84,474) (75,655)
Italy - (1.2)%
Atlantia SpA (2) (1,096) (13,615)
Davide Campari-Milano SpA (2) (83,265) (597,124)
Ferrari NV(2) (7,599) (1,170,511)
FinecoBank Banca Fineco SpA (2) (80,571) (724,904)
Freni Brembo SpA (2) (32,121) (238,174)
Pirelli & C SpA (2)(c) (73,393) (258,945)
Prysmian SpA (2) (2,145) (34,056)
(3,037,329)
—

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - (17.5)%
Acom Co. Ltd.(2) (23,500) $ (95,432)
Advantest Corp.(2) (9,900) (394,317)
Aeon Co. Ltd.(2) (49,600) (1,098,841)
Aisin Seiki Co. Ltd.(2) (900) (22,042)
Asahi Intecc Co. Ltd.(2) (26,700) (660,346)
Asics Corp.(2) (43,100) (397,970)
Bank of Kyoto Ltd. (The)(2) (1,000) (31,692)
Benesse Holdings, Inc.(2) (1,100) (27,993)
Chugai Pharmaceutical Co. Ltd.(2) (2,600) (300,809)
Coca-Cola Bottlers Japan Holdings,
Inc.(2) (18,400) (377,632)
Cosmos Pharmaceutical Corp.(2) (800) (191,061)
Credit Saison Co. Ltd.(2) (18,600) (215,793)
CyberAgent , Inc.(2) (35,700) (1,383,585)
Daifuku Co. Ltd.(2) (8,900) (557,748)
Daiichi Sankyo Co. Ltd.(2) (4,700) (322,780)
Daikin Industries Ltd.(2) (6,300) (760,499)
Dentsu Group, Inc.(2) (5,100) (98,542)
Disco Corp.(2) (1,000) (194,553)
Eisai Co. Ltd.(2) (6,400) (468,144)
FamilyMart Co. Ltd.(2) (45,500) (816,994)
Fancl Corp.(2) (5,800) (129,512)
FANUC Corp.(2) (5,300) (708,217)
Fast Retailing Co. Ltd.(2) (2,300) (938,497)
Fuji Electric Co. Ltd.(2) (1,800) (40,360)
GMO Payment Gateway, Inc.(2) (1,400) (98,120)
Hamamatsu Photonics KK(2) (2,300) (93,460)
Hisamitsu Pharmaceutical Co., Inc.
(2) (700) (32,483)
Hitachi Metals Ltd.(2) (16,100) (168,996)
Hoshizaki Corp.(2) (300) (22,441)
Hoya Corp.(2) (2,100) (178,566)
IHI Corp.(2) (5,600) (65,216)
Isetan Mitsukoshi Holdings Ltd.(2) (22,300) (129,380)
Izumi Co. Ltd.(2) (4,100) (112,936)
J Front Retailing Co. Ltd.(2) (5,900) (48,695)
Japan Airport Terminal Co. Ltd.(2) (9,900) (380,475)
JGC Holdings Corp.(2) (11,900) (94,986)
Justsystems Corp.(2) (500) (22,719)
Kansai Paint Co. Ltd.(2) (6,600) (125,188)
Kao Corp.(2) (700) (57,028)
Keikyu Corp.(2) (8,900) (149,737)
Keio Corp.(2) (2,200) (129,873)
Keyence Corp.(2) (3,900) (1,253,899)
Kikkoman Corp.(2) (14,300) (606,313)
Kintetsu Group Holdings Co. Ltd.(2) (5,700) (263,808)
Kobayashi Pharmaceutical Co. Ltd.
(2) (2,800) (259,059)
Kobe Bussan Co. Ltd.(2) (20,300) (797,802)
Koito Manufacturing Co. Ltd.(2) (2,900) (97,496)
Kose Corp.(2) (7,600) (940,437)
Kyushu Electric Power Co., Inc.(2) (18,600) (149,177)
Lasertec Corp.(2) (13,700) (635,264)
LINE Corp.(2)* (8,000) (386,242)
LIXIL Group Corp.(2) (15,400) (189,746)
Makita Corp.(2) (6,100) (186,073)
Marui Group Co. Ltd.(2) (4,500) (75,279)
Mercari , Inc.(2)* (16,900) (328,216)
MINEBEA MITSUMI, Inc.(2) (8,400) (124,072)
MISUMI Group, Inc.(2) (21,400) (462,902)
INVESTMENTS SHARES VALUE
Japan - (17.5)% (continued)
Mitsubishi Motors Corp.(2) (15,700) $ (44,236)
MonotaRO Co. Ltd.(2) (47,700) (1,260,302)
Nabtesco Corp.(2) (6,800) (155,548)
Nidec Corp.(2) (30,800) (1,587,262)
Nifco, Inc.(2) (1,600) (28,660)
Nihon M&A Center, Inc.(2) (5,700) (155,244)
Nintendo Co. Ltd.(2) (800) (310,923)
Nippon Paint Holdings Co. Ltd.(2) (6,700) (348,750)
Nippon Yusen KK(2) (4,700) (55,515)
Nisshin Seifun Group, Inc.(2) (1,500) (25,023)
Nissin Foods Holdings Co. Ltd.(2) (1,900) (157,675)
Nitori Holdings Co. Ltd.(2) (1,100) (148,655)
Obic Co. Ltd.(2) (2,000) (260,580)
Odakyu Electric Railway Co. Ltd.(2) (4,200) (92,237)
Ono Pharmaceutical Co. Ltd.(2) (5,800) (133,287)
Oracle Corp. Japan(2) (400) (34,889)
Oriental Land Co. Ltd.(2) (6,300) (804,239)
Pan Pacific International Holdings
Corp.(2) (30,200) (571,907)
Panasonic Corp.(2) (2,800) (21,197)
Park24 Co. Ltd.(2) (25,700) (378,861)
PeptiDream , Inc.(2)* (12,200) (424,671)
Persol Holdings Co. Ltd.(2) (40,200) (402,246)
Pigeon Corp.(2) (26,300) (1,006,902)
Pola Orbis Holdings, Inc.(2) (12,300) (226,129)
Rakuten , Inc.(2) (140,300) (1,057,729)
Recruit Holdings Co. Ltd.(2) (4,500) (116,241)
Renesas Electronics Corp.(2)* (104,000) (369,935)
Rohm Co. Ltd.(2) (2,600) (141,134)
Ryohin Keikaku Co. Ltd.(2) (63,800) (709,494)
SCREEN Holdings Co. Ltd.(2) (8,100) (296,442)
Seiko Epson Corp.(2) (2,800) (30,136)
Sharp Corp.(2)* (30,100) (312,454)
Shimadzu Corp.(2) (16,200) (422,791)
Shimano, Inc.(2) (200) (28,523)
Shiseido Co. Ltd.(2) (25,000) (1,469,311)
SMC Corp.(2) (1,200) (503,092)
SoftBank Group Corp.(2) (28,900) (1,023,129)
Sony Corp.(2) (1,700) (100,697)
Sony Financial Holdings, Inc.(2) (12,300) (206,538)
SUMCO Corp.(2) (6,100) (77,512)
Sundrug Co. Ltd.(2) (1,000) (32,044)
Suzuki Motor Corp.(2) (3,500) (83,339)
Sysmex Corp.(2) (7,700) (557,287)
T&D Holdings, Inc.(2) (20,400) (165,375)
Taiyo Nippon Sanso Corp.(2) (4,400) (65,107)
Takeda Pharmaceutical Co. Ltd.(2) (28,400) (864,726)
Terumo Corp.(2) (9,300) (318,631)
THK Co. Ltd.(2) (7,300) (147,085)
Toshiba Corp.(2) (24,100) (528,232)
TOTO Ltd.(2) (10,800) (356,272)
Tsuruha Holdings, Inc.(2) (1,000) (131,848)
Unicharm Corp.(2) (42,400) (1,587,195)
USS Co. Ltd.(2) (2,300) (31,539)
Welcia Holdings Co. Ltd.(2) (4,500) (315,973)
Yakult Honsha Co. Ltd.(2) (13,600) (801,177)
Yamato Holdings Co. Ltd.(2) (51,800) (809,172)
Yaskawa Electric Corp.(2) (36,000) (978,863)
Yokogawa Electric Corp.(2) (9,100) (108,861)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - (17.5)% (continued)
Z Holdings Corp.(2) (103,000) $ (328,380)
(42,610,645)
—
Luxembourg - (0.2)%
ArcelorMittal SA(2) (36,714) (346,597)
Tenaris SA(2) (11,864) (71,573)
(418,170)
—
Netherlands - (1.0)%
Adyen NV(2)*(c) (1,747) (1,484,767)
Altice Europe NV(2)* (5,904) (22,786)
ASML Holding NV(2) (451) (118,890)
Boskalis Westminster(2) (12,486) (227,385)
OCI NV(2)* (22,424) (267,969)
Royal Dutch Shell plc, Class A(2) (5,519) (95,885)
SBM Offshore NV(2) (12,842) (169,777)
(2,387,459)
—
Norway - (0.2)%
Norsk Hydro ASA(2) (198,391) (427,763)
Yara International ASA(2) (1,588) (50,211)
(477,974)
—
Panama - (0.1)%
Copa Holdings SA, Class A (4,248) (192,392)
Singapore - (0.3)%
City Developments Ltd.(2) (9,700) (49,186)
DBS Group Holdings Ltd.(2) (1,500) (19,572)
Singapore Technologies
Engineering Ltd.(2) (12,900) (28,223)
Singapore Telecommunications
Ltd.(2) (358,800) (639,641)
(736,622)
—
South Africa - 0.0%(d)
Anglo American plc(2) (1,640) (28,739)
Spain - (1.3)%
Amadeus IT Group SA(2) (2,472) (116,354)
Banco Santander SA(2) (16,919) (40,247)
Bankia SA(2) (73,451) (80,096)
Cellnex Telecom SA(2)(c) (36,199) (1,642,078)
Ferrovial SA(2) (48,774) (1,157,736)
Industria de Diseno Textil SA(2) (2,386) (61,830)
(3,098,341)
—
Sweden - (0.7)%
Alfa Laval AB(2) (1,407) (24,089)
Atlas Copco AB, Class A(2) (14,318) (476,134)
Autoliv , Inc. (2,734) (125,791)
Hexpol AB(2) (23,911) (141,274)
Holmen AB, Class B(2) (902) (24,454)
Nibe Industrier AB, Class B(2) (4,320) (62,486)
Saab AB, Class B(2) (4,956) (94,162)
Sandvik AB(2) (3,288) (46,251)
Svenska Cellulosa AB SCA, Class
B(2)* (34,976) (346,117)
Svenska Handelsbanken AB, Class
A(2)* (24,692) (203,638)
INVESTMENTS SHARES VALUE
Sweden - (0.7)% (continued)
Swedish Match AB(2) (2,170) $ (122,865)
(1,667,261)
—
Switzerland - (1.9)%
ABB Ltd. (Registered)(2) (11,989) (208,381)
Cie Financiere Richemont SA
(Registered)(2) (5,159) (275,769)
Clariant AG (Registered)(2) (13,890) (231,188)
Credit Suisse Group AG
(Registered)(2)* (26,497) (213,867)
Dufry AG (Registered)(2) (2,577) (79,089)
EMS- Chemie Holding AG
(Registered)(2) (105) (65,486)
Givaudan SA (Registered)(2) (108) (332,314)
Glencore plc(2)* (200,891) (304,058)
Idorsia Ltd.(2)* (14,226) (367,686)
Julius Baer Group Ltd.(2)* (4,758) (159,381)
LafargeHolcim Ltd. (Registered)(2)* (6,996) (255,309)
OC Oerlikon Corp. AG (Registered)
(2) (5,204) (41,204)
Partners Group Holding AG(2) (203) (138,987)
Sika AG (Registered)(2) (5,769) (947,343)
STMicroelectronics NV(2) (1,909) (41,037)
Straumann Holding AG
(Registered)(2) (35) (25,589)
Temenos AG (Registered)(2)* (7,027) (915,966)
UBS Group AG (Registered)(2)* (9,257) (84,851)
Vifor Pharma AG(2) (152) (20,795)
(4,708,300)
—
United Arab Emirates - 0.0%(d)
NMC Health plc(2) (31,163) (45,187)
United Kingdom - (2.1)%
Ashtead Group plc(2) (4,720) (102,018)
Beazley plc(2) (7,203) (34,745)
BP plc(2) (80,828) (331,471)
British American Tobacco plc(2) (8,505) (289,725)
Bunzl plc(2) (2,119) (42,415)
Burberry Group plc(2) (1,580) (25,682)
Capita plc(2)* (57,266) (23,171)
CNH Industrial NV(2) (104,204) (593,472)
ConvaTec Group plc(2)(c) (48,042) (110,460)
Croda International plc(2) (482) (25,429)
easyJet plc(2) (51,416) (356,290)
Hargreaves Lansdown plc(2) (10,087) (171,387)
Hiscox Ltd.(2) (28,087) (319,857)
Legal & General Group plc(2) (12,859) (30,382)
Liberty Global plc, Class C* (43,501) (683,401)
Mondi plc(2) (12,300) (207,570)
Ocado Group plc(2)* (9,153) (137,298)
Prudential plc(2) (63,442) (794,919)
Reckitt Benckiser Group plc(2) (938) (71,453)
Rolls-Royce Holdings plc(2)* (18,696) (79,018)
RSA Insurance Group plc(2) (5,631) (29,385)
Signature Aviation plc(2) (13,340) (27,107)
Standard Chartered plc(2) (11,452) (63,316)
Standard Life Aberdeen plc(2) (32,999) (91,071)
Virgin Money UK plc(2)* (111,748) (85,188)
Vodafone Group plc(2) (188,382) (260,616)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United Kingdom - (2.1)% (continued)
Weir Group plc (The)(2) (11,505) $ (102,327)
(5,089,173)
—
United States - (37.8)%
2U, Inc.* (9,892) (209,908)
Acadia Healthcare Co., Inc.* (12,744) (233,852)
Adient plc* (43,301) (392,740)
ADT, Inc. (4,015) (17,345)
AECOM* (2,832) (84,535)
AES Corp. (30,818) (419,125)
Agios Pharmaceuticals, Inc.* (21,268) (754,589)
Air Products & Chemicals, Inc. (494) (98,607)
Albemarle Corp. (6,663) (375,593)
Alcoa Corp.* (97,350) (599,676)
Allegheny Technologies, Inc.* (18,039) (153,332)
Alnylam Pharmaceuticals, Inc.* (1,416) (154,132)
Altice USA, Inc., Class A* (35,171) (783,962)
Altria Group, Inc. (1,373) (53,094)
Amcor plc (7,436) (60,380)
American Airlines Group, Inc. (50,501) (615,607)
American Electric Power Co., Inc. (19,852) (1,587,762)
American Express Co. (18,078) (1,547,657)
American International Group, Inc. (3,520) (85,360)
Anaplan, Inc.* (5,983) (181,046)
Antero Resources Corp.* (96,915) (69,091)
AO Smith Corp. (4,147) (156,798)
Apache Corp. (61,262) (256,075)
Aptiv plc (4,510) (222,072)
Arista Networks, Inc.* (1,157) (234,350)
Atlassian Corp. plc, Class A* (3,656) (501,823)
Avanos Medical, Inc.* (5,929) (159,668)
Axalta Coating Systems Ltd.* (1,568) (27,079)
Axon Enterprise, Inc.* (5,894) (417,118)
Baker Hughes Co. (33,147) (348,044)
Ball Corp. (19,320) (1,249,231)
BancorpSouth Bank (1,131) (21,399)
Bank of America Corp. (63,556) (1,349,293)
Bank OZK (7,363) (122,962)
Berry Global Group, Inc.* (5,846) (197,069)
BGC Partners, Inc., Class A (56,403) (142,136)
BlackRock, Inc. (1,514) (666,115)
Bluebird Bio, Inc.* (15,009) (689,814)
Boeing Co. (The) (6,509) (970,752)
Brink's Co. (The) (2,505) (130,385)
Cabot Oil & Gas Corp. (62,656) (1,077,057)
Carpenter Technology Corp. (1,374) (26,793)
Carvana Co.* (22,746) (1,253,077)
CenterPoint Energy, Inc. (56,868) (878,611)
CenturyLink, Inc. (73,432) (694,667)
Ceridian HCM Holding, Inc.* (4,008) (200,681)
Charles Schwab Corp. (The) (5,707) (191,869)
Charter Communications, Inc.,
Class A* (2,047) (893,127)
Chemours Co. (The) (23,237) (206,112)
Cheniere Energy, Inc.* (40,049) (1,341,642)
Chevron Corp. (19,984) (1,448,040)
Citigroup, Inc. (21,713) (914,552)
Citizens Financial Group, Inc. (1,635) (30,754)
CNO Financial Group, Inc. (8,019) (99,355)
Cognex Corp. (2,520) (106,394)
INVESTMENTS SHARES VALUE
United States - (37.8)% (continued)
Coherent, Inc.* (1,241) $ (132,055)
Comerica, Inc. (707) (20,743)
CommScope Holding Co., Inc.* (33,785) (307,781)
CommVault Systems, Inc.* (2,350) (95,128)
Compass Minerals International,
Inc. (3,122) (120,103)
Concho Resources, Inc. (7,967) (341,386)
ConocoPhillips (12,630) (389,004)
Core Laboratories NV (4,725) (48,857)
Corteva , Inc. (1,595) (37,483)
Coupa Software, Inc.* (2,778) (388,170)
Covetrus , Inc.* (61,366) (499,519)
Cree, Inc.* (7,014) (248,716)
CSX Corp. (16,451) (942,642)
Cullen/Frost Bankers, Inc. (1,874) (104,550)
Devon Energy Corp. (14,707) (101,625)
Dollar Tree, Inc.* (3,983) (292,631)
Dow, Inc. (1,935) (56,579)
Dycom Industries, Inc.* (8,253) (211,689)
Eagle Materials, Inc. (360) (21,031)
Edgewell Personal Care Co.* (5,154) (124,108)
Edison International (12,904) (707,010)
Elastic NV* (1,895) (105,760)
Element Solutions, Inc.* (45,473) (380,154)
EOG Resources, Inc. (6,421) (230,642)
EQT Corp. (138,087) (976,275)
Equifax, Inc. (644) (76,926)
Equitrans Midstream Corp. (99,295) (499,454)
Erie Indemnity Co., Class A (1,244) (184,411)
Exact Sciences Corp.* (2,397) (139,026)
Exxon Mobil Corp. (24,001) (911,318)
FedEx Corp. (7,493) (908,601)
FireEye, Inc.* (33,978) (359,487)
First Financial Bankshares , Inc. (1,409) (37,818)
First Horizon National Corp. (7,083) (57,089)
First Republic Bank (1,293) (106,388)
Five Below, Inc.* (843) (59,330)
Floor & Decor Holdings, Inc., Class
A* (7,600) (243,884)
Fluor Corp. (80,610) (557,015)
FNB Corp. (3,869) (28,515)
Freeport-McMoRan, Inc. (141,611) (955,874)
frontdoor , Inc.* (1,459) (50,744)
GCI Liberty, Inc., Class A* (4,275) (243,547)
General Electric Co. (157,439) (1,250,066)
Granite Construction, Inc. (7,820) (118,708)
Green Dot Corp., Class A* (12,311) (312,576)
Grubhub , Inc.* (8,719) (355,125)
Guardant Health, Inc.* (6,742) (469,243)
Hain Celestial Group, Inc. (The)* (21,963) (570,379)
Halliburton Co. (10,589) (72,535)
Hancock Whitney Corp. (1,333) (26,020)
Harley-Davidson, Inc. (8,815) (166,868)
Healthcare Services Group, Inc. (20,795) (497,208)
HealthEquity , Inc.* (17,217) (871,008)
Hess Corp. (22,112) (736,330)
Home BancShares , Inc. (9,193) (110,224)
Howard Hughes Corp. (The)* (2,323) (117,358)
HubSpot , Inc.* (316) (42,088)
IAA, Inc.* (17,638) (528,434)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - (37.8)% (continued)
II-VI, Inc.* (7,691) $ (219,194)
Illumina, Inc.* (1,154) (315,180)
Insperity , Inc. (12,925) (482,103)
Insulet Corp.* (1,646) (272,709)
InterDigital , Inc. (8,569) (382,434)
International Game Technology plc (53,785) (320,021)
IPG Photonics Corp.* (953) (105,097)
Kansas City Southern (6,643) (844,857)
Kennametal, Inc. (1,243) (23,145)
Kinder Morgan, Inc. (18,432) (256,573)
Kirby Corp.* (1,939) (84,288)
Knight-Swift Transportation
Holdings, Inc. (8,145) (267,156)
Kraft Heinz Co. (The) (40,363) (998,581)
LendingTree, Inc.* (2,801) (513,675)
Liberty Broadband Corp., Class C* (2,105) (233,066)
Lions Gate Entertainment Corp.,
Class A* (33,162) (201,625)
Live Nation Entertainment, Inc.* (4,450) (202,297)
LiveRamp Holdings, Inc.* (17,199) (566,191)
Louisiana-Pacific Corp. (5,310) (91,226)
Macquarie Infrastructure Corp. (5,899) (148,950)
Madison Square Garden Co. (The),
Class A* (1,165) (246,293)
MarketAxess Holdings, Inc. (89) (29,599)
Marvell Technology Group Ltd. (6,747) (152,685)
Mastercard , Inc., Class A (2,187) (528,292)
Mattel, Inc.* (40,348) (355,466)
MEDNAX, Inc.* (7,911) (92,084)
MGM Resorts International (5,016) (59,189)
Moderna , Inc.* (23,616) (707,299)
MongoDB, Inc.* (2,758) (376,577)
Mosaic Co. (The) (30,769) (332,921)
National Fuel Gas Co. (23,307) (869,118)
National Oilwell Varco, Inc. (41,366) (406,628)
Nektar Therapeutics* (68,380) (1,220,583)
Netflix, Inc.* (3,223) (1,210,237)
Newell Brands, Inc. (59,006) (783,600)
Newmont Corp. (45,412) (2,056,254)
News Corp., Class A (32,213) (289,112)
NextEra Energy, Inc. (1,421) (341,921)
Nielsen Holdings plc (56,668) (710,617)
NiSource, Inc. (31,434) (784,907)
Noble Energy, Inc. (77,869) (470,329)
Norfolk Southern Corp. (6,510) (950,460)
NOW, Inc.* (10,712) (55,274)
NRG Energy, Inc. (30,529) (832,221)
Nutanix , Inc., Class A* (15,243) (240,839)
Occidental Petroleum Corp. (22,603) (261,743)
O-I Glass, Inc. (42,893) (304,969)
Okta , Inc.* (2,900) (354,554)
Olin Corp. (35,779) (417,541)
Ollie's Bargain Outlet Holdings,
Inc.* (22,713) (1,052,520)
ONEOK, Inc. (2,381) (51,930)
PacWest Bancorp (10,115) (181,261)
Papa John's International, Inc. (521) (27,806)
Penn National Gaming, Inc.* (3,623) (45,831)
Penumbra, Inc.* (1,446) (233,283)
Planet Fitness, Inc., Class A* (739) (35,989)
INVESTMENTS SHARES VALUE
United States - (37.8)% (continued)
Pluralsight , Inc., Class A* (31,026) $ (340,665)
PNM Resources, Inc. (1,698) (64,524)
Pure Storage, Inc., Class A* (72,430) (890,889)
QIAGEN NV(2)* (10,675) (431,026)
Range Resources Corp. (149,177) (340,124)
Regions Financial Corp. (11,108) (99,639)
Resideo Technologies, Inc.* (23,747) (114,935)
Roku, Inc.* (7,290) (637,729)
Rollins, Inc. (1,311) (47,380)
Royal Gold, Inc. (7,434) (652,036)
Sage Therapeutics, Inc.* (19,166) (550,448)
Schlumberger Ltd. (101,448) (1,368,533)
Scientific Games Corp.* (23,898) (231,811)
Sealed Air Corp. (8,733) (215,792)
ServiceMaster Global Holdings,
Inc.* (23,736) (640,872)
Sirius XM Holdings, Inc. (32,709) (161,582)
Six Flags Entertainment Corp. (6,774) (84,946)
Smartsheet , Inc., Class A* (4,544) (188,621)
Snap, Inc., Class A* (35,218) (418,742)
Southern Co. (The) (12,406) (671,661)
Southwest Airlines Co. (20,169) (718,218)
Southwest Gas Holdings, Inc. (3,611) (251,181)
Splunk , Inc.* (1,244) (157,030)
Spotify Technology SA* (4,237) (514,541)
Square, Inc., Class A* (13,839) (724,887)
Stericycle, Inc.* (4,689) (227,792)
Sterling Bancorp (7,557) (78,971)
SVB Financial Group* (1,036) (156,519)
Switch, Inc., Class A (17,906) (258,384)
Synovus Financial Corp. (1,406) (24,689)
Targa Resources Corp. (51,350) (354,829)
Tenet Healthcare Corp.* (25,886) (372,758)
Teradata Corp.* (5,601) (114,764)
Tesla, Inc.* (2,464) (1,291,136)
Thor Industries, Inc. (5,789) (244,180)
Transocean Ltd.* (289,055) (335,304)
TreeHouse Foods, Inc.* (3,028) (133,686)
Trex Co., Inc.* (13,182) (1,056,405)
Trinity Industries, Inc. (10,718) (172,238)
Twilio , Inc., Class A* (8,806) (788,049)
Ubiquiti, Inc. (2,116) (299,583)
UGI Corp. (9,483) (252,912)
Umpqua Holdings Corp. (7,369) (80,322)
Under Armour , Inc., Class A* (12,006) (110,575)
Union Pacific Corp. (10,789) (1,521,680)
United States Steel Corp. (58,694) (370,359)
Univar Solutions, Inc.* (37,193) (398,709)
Universal Display Corp. (1,060) (139,687)
Valley National Bancorp (8,329) (60,885)
Valvoline, Inc. (6,033) (78,972)
Virtu Financial, Inc., Class A (16,688) (347,444)
Visteon Corp.* (7,504) (360,042)
Vistra Energy Corp. (780) (12,449)
Wayfair, Inc., Class A* (9,622) (514,200)
Webster Financial Corp. (2,284) (52,304)
Wells Fargo & Co. (18,701) (536,719)
Western Digital Corp. (8,609) (358,307)
Westinghouse Air Brake
Technologies Corp. (4,177) (201,039)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - (37.8)% (continued)
Williams Cos., Inc. (The) (54,693) $ (773,906)
Workday, Inc., Class A* (219) (28,518)
World Wrestling Entertainment,
Inc., Class A (12,474) (423,243)
Wynn Resorts Ltd. (5,345) (321,716)
XPO Logistics, Inc.* (10,154) (495,008)
Zendesk , Inc.* (4,804) (307,504)
(92,021,444)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (98,374) (502,600)
TOTAL COMMON STOCKS
(Proceeds$(278,085,146)) (183,504,150)
TOTAL SHORT POSITIONS
(Proceeds $(278,085,146)) (183,504,150)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.3%
(Cost $192,895,942) 256,654,905
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.3)%( i ) (12,928,583)
NET ASSETS - 100.0% $243,726,322
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,307 0.0% (d)
Consumer Discretionary 8,578,350 3.5
Consumer Staples 5,475,466 2.2
Energy (7,342,835) (3.0)
Financials 6,263,160 2.6
Health Care 18,959,376 7.8
Industrials (6,714,092) (2.8)
Information Technology 4,548,855 1.9
Materials (13,982,687) (5.7)
Real Estate (166,543) (0.1)
Utilities 10,115,203 4.2
Short-Term Investments 230,918,345 94.7
Total Investments In Securities
At Value 256,654,905 105.3
Liabilities in Excess of Other
Assets( i ) (12,928,583) (5.3)
Net Assets
$ 243,726,322 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $150,001,122.
(b) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2020 amounted to $14,523, which represents approximately 0.01% of net assets of the fund.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $(1,780,576), which represents approximately (0.73)% of net assets of the fund.
(d) Represents less than 0.05% of net assets.
(e) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $48,683,196.
(f) Represents 7-day effective yield as of March 31, 2020.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Written Call Option Contracts (Premium Style) as of March 31, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 14 GBP (794,074) GBP 5,850.00 5/15/2020 $ (37,474)
U.S. Treasury 10 Year Note JPMS 9 USD (900,000) USD 135.00 5/22/2020 (36,563)
U.S. Treasury 10 Year Note JPMS 10 USD (1,000,000) USD 136.50 4/24/2020 (24,531)
U.S. Treasury 10 Year Note JPMS 16 USD (1,600,000) USD 136.50 5/22/2020 (44,500)
U.S. Treasury 10 Year Note JPMS 8 USD (800,000) USD 137.50 4/24/2020 (13,250)
U.S. Treasury 10 Year Note JPMS 16 USD (1,600,000) USD 138.00 5/22/2020 (27,000)
(183,318)
Written Put Option Contracts (Premium Style) as of March 31, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 9 GBP (510,476) GBP 4,700.00 4/17/2020 $ (2,907)
FTSE 100 Index JPMS 9 GBP (510,476) GBP 4,900.00 4/17/2020 (4,583)
FTSE 100 Index JPMS 15 GBP (850,794) GBP 4,900.00 5/15/2020 (21,240)
FTSE 100 Index JPMS 3 GBP (170,159) GBP 5,000.00 4/17/2020 (1,919)
FTSE 100 Index JPMS 9 GBP (510,476) GBP 5,100.00 4/17/2020 (7,210)
FTSE 100 Index JPMS 14 GBP (794,074) GBP 5,100.00 5/15/2020 (26,780)
FTSE 100 Index JPMS 3 GBP (170,159) GBP 5,200.00 4/17/2020 (3,000)
FTSE 100 Index JPMS 14 GBP (794,074) GBP 5,300.00 5/15/2020 (35,822)
FTSE 100 Index JPMS 13 GBP (737,355) GBP 5,600.00 5/15/2020 (50,299)
Nikkei 225 Index JPMS 2 JPY (37,834,020) JPY 16,750.00 5/8/2020 (9,114)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 17,000.00 4/10/2020 (2,325)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 17,500.00 5/8/2020 (5,952)
Nikkei 225 Index JPMS 2 JPY (37,834,020) JPY 18,000.00 5/8/2020 (14,322)
Nikkei 225 Index JPMS 3 JPY (56,751,030) JPY 18,500.00 5/8/2020 (25,808)
Nikkei 225 Index JPMS 3 JPY (56,751,030) JPY 19,000.00 5/8/2020 (31,249)
Nikkei 225 Index JPMS 2 JPY (37,834,020) JPY 19,750.00 5/8/2020 (27,528)
Nikkei 225 Index JPMS 2 JPY (37,834,020) JPY 20,250.00 5/8/2020 (33,109)
U.S. Treasury 10 Year Note JPMS 8 USD (800,000) USD 135.00 5/22/2020 (3,000)
(306,167)
Total Written Option Contracts (Premium Style) (Premiums Received ($541,238)) $ (489,485)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Written Call Option Contracts (Futures Style) as of March 31, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund June Futures JPMS 14 EUR (1,400,000) EUR 174.50 4/24/2020 $ 12,159
Euro-Bund June Futures JPMS 28 EUR (2,800,000) EUR 175.00 4/24/2020 20,666
Euro-Bund June Futures JPMS 29 EUR (2,900,000) EUR 176.00 4/24/2020 14,159
$ 46,984
Written Put Option Contracts (Futures Style) as of March 31, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund June Futures JPMS 30 EUR (3,000,000) EUR 172.50 4/24/2020 $ (30,672)
Euro-Bund June Futures JPMS 29 EUR (2,900,000) EUR 173.50 4/24/2020 (39,155)
Euro-Bund June Futures JPMS 14 EUR (1,400,000) EUR 174.50 4/24/2020 (23,216)
$ (93,043)
Total Written Option Contracts (Futures Style) $ (46,059)
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/19/2020 CHF 1,093,800 $ 136,202
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the BA plus or
minus a specified
spread (-0.70%) Monthly BANA 06/17/2020 CAD (349,852) 18,897
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the BA plus or
minus a specified
spread (-0.70%) Monthly BANA 06/17/2020 CAD (1,289,821) 69,014
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the BA plus or
minus a specified
spread (-0.70%) Monthly BANA 06/17/2020 CAD (1,394,924) 52,616

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly BANA 06/19/2020 EUR 263,091 $ 36,324
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-2.98%) Monthly BANA 06/17/2020 SEK (12,863,500) 121,341
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.67%)
Increases in
total return of
reference entity
Monthly BANA 06/19/2020 CHF 2,717 138
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.05%) Monthly BANA 06/17/2020 GBP (868,789) 45,173
479,705
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly BANA 06/19/2020 HKD 72,796 (74)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly BANA 06/19/2020 EUR 3,662,385 (748,331)
(748,405)
$ (268,700)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 60 4/2020 EUR $ 4,475,745 $ 359,205
Australia 10 Year Bond 42 6/2020 AUD 3,890,909 6,836
Australia 3 Year Bond 208 6/2020 AUD 14,983,029 38,298
DJIA CBOT E-Mini Index 2 6/2020 USD 217,510 8,792
Euro- Bobl 31 6/2020 EUR 4,622,816 (17,727)
Euro-BTP 8 6/2020 EUR 1,247,689 (43,030)
Euro- Buxl 1 6/2020 EUR 231,499 (10,245)
Euro-OAT 8 6/2020 EUR 1,475,327 (33,340)
Euro-Schatz 56 6/2020 EUR 6,929,124 (18,960)
FTSE/MIB Index 45 6/2020 EUR 4,199,733 491,385
Japan 10 Year Bond 38 6/2020 JPY 53,919,181 (471,345)
NASDAQ 100 E-Mini Index 3 6/2020 USD 467,175 9,628
Russell 2000 E-Mini Index 4 6/2020 USD 229,520 18,498
S&P/TSX 60 Index 2 6/2020 CAD 231,422 8,274
TOPIX Index 13 6/2020 JPY 1,696,257 134,492
U.S. Treasury 10 Year Note 146 6/2020 USD 20,248,375 153,158
U.S. Treasury 2 Year Note 7 6/2020 USD 1,542,680 13,678
U.S. Treasury 5 Year Note 6 6/2020 USD 752,156 6,219
U.S. Treasury Long Bond 1 6/2020 USD 179,063 12,168
665,984
Short Contracts
OMXS30 Index (36) 4/2020 SEK (538,587) (19,687)
Canada 10 Year Bond (63) 6/2020 CAD (6,586,954) 37,832
EURO STOXX 50 Index (129) 6/2020 EUR (3,908,270) (297,441)
Euro-Bund (107) 6/2020 EUR (20,357,957) (83,631)
FTSE 100 Index (45) 6/2020 GBP (3,149,935) (323,580)
Long Gilt (40) 6/2020 GBP (6,766,464) 12,731
Nikkei 225 Index (9) 6/2020 JPY (1,583,632) (34,430)
S&P 500 E-Mini Index (76) 6/2020 USD (9,764,860) (329,603)
SPI 200 Index (16) 6/2020 AUD (1,257,018) (9,642)
(1,047,451)
$ (381,467)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,728,000 USD 1,042,522 CITI 6/17/2020 $ 20,586
AUD 1,728,000 USD 1,042,523 JPMC 6/17/2020 20,585
CAD 2,128,000 USD 1,479,210 CITI 6/17/2020 34,013
CAD 2,128,000 USD 1,479,212 JPMC 6/17/2020 34,009
CHF 11,652,684 USD 11,978,742 CITI 6/17/2020 172,386
CHF 11,652,691 USD 11,978,764 JPMC 6/17/2020 172,372
DKK 1,118,000 USD 162,495 CITI 6/17/2020 3,134
DKK 1,118,000 USD 162,496 JPMC 6/17/2020 3,134
EUR 8,068,786 USD 8,808,426 CITI 6/17/2020 116,823
EUR 8,068,794 USD 8,808,446 JPMC 6/17/2020 116,813
GBP 1,274,009 USD 1,505,085 CITI 6/17/2020 79,490
GBP 1,273,991 USD 1,505,066 JPMC 6/17/2020 79,487

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 3,026,330,500 USD 27,625,849 CITI 6/17/2020 $ 611,974
JPY 3,026,330,500 USD 27,625,883 JPMC 6/17/2020 611,940
NOK 6,384,996 USD 592,736 CITI 6/17/2020 21,595
NOK 6,385,004 USD 592,737 JPMC 6/17/2020 21,595
NZD 1,354,000 USD 776,459 CITI 6/17/2020 30,979
NZD 1,354,000 USD 776,460 JPMC 6/17/2020 30,978
SEK 14,490,000 USD 1,400,079 CITI 6/17/2020 67,143
SEK 14,490,000 USD 1,400,081 JPMC 6/17/2020 67,141
USD 14,149,796 AUD 21,394,496 CITI 6/17/2020 987,361
USD 14,149,784 AUD 21,394,504 JPMC 6/17/2020 987,343
USD 27,468,839 CAD 37,028,995 CITI 6/17/2020 1,137,494
USD 27,468,813 CAD 37,029,005 JPMC 6/17/2020 1,137,461
USD 20,552,842 CHF 19,418,060 CITI 6/17/2020 304,174
USD 20,552,824 CHF 19,418,067 JPMC 6/17/2020 304,152
USD 17,364,800 EUR 15,470,091 CITI 6/17/2020 252,631
USD 17,364,767 EUR 15,470,081 JPMC 6/17/2020 252,609
USD 23,754,367 GBP 18,537,010 CITI 6/17/2020 698,590
USD 23,754,312 GBP 18,536,990 JPMC 6/17/2020 698,560
USD 15,153,245 JPY 1,588,187,500 CITI 6/17/2020 334,323
USD 15,153,226 JPY 1,588,187,500 JPMC 6/17/2020 334,301
USD 9,090,779 NOK 84,753,488 CITI 6/17/2020 936,243
USD 9,090,770 NOK 84,753,512 JPMC 6/17/2020 936,230
USD 9,363,455 NZD 14,977,500 CITI 6/17/2020 431,844
USD 9,363,444 NZD 14,977,500 JPMC 6/17/2020 431,831
USD 5,980,867 SEK 57,589,508 CITI 6/17/2020 149,496
USD 5,980,858 SEK 57,589,492 JPMC 6/17/2020 149,488
USD 175,711 SGD 244,500 CITI 6/17/2020 3,488
USD 175,711 SGD 244,500 JPMC 6/17/2020 3,488
Total unrealized appreciation 12,787,284
AUD 21,341,500 USD 13,964,001 CITI 6/17/2020 (834,169)
AUD 21,341,500 USD 13,964,350 JPMC 6/17/2020 (834,519)
CAD 40,093,988 USD 30,047,865 CITI 6/17/2020 (1,537,003)
CAD 40,094,012 USD 30,047,920 JPMC 6/17/2020 (1,537,043)
CHF 29,475,311 USD 31,196,660 CITI 6/17/2020 (460,542)
CHF 29,475,314 USD 31,196,702 JPMC 6/17/2020 (460,581)
EUR 26,458,213 USD 29,669,190 CITI 6/17/2020 (402,562)
EUR 26,458,207 USD 29,669,221 JPMC 6/17/2020 (402,597)
GBP 19,053,493 USD 24,669,323 CITI 6/17/2020 (971,158)
GBP 19,053,507 USD 24,669,372 JPMC 6/17/2020 (971,191)
JPY 459,891,500 USD 4,359,049 CITI 6/17/2020 (67,932)
JPY 459,891,500 USD 4,359,054 JPMC 6/17/2020 (67,938)
NOK 126,529,496 USD 13,342,985 CITI 6/17/2020 (1,168,980)
NOK 126,529,504 USD 13,343,003 JPMC 6/17/2020 (1,168,995)
NZD 24,072,500 USD 15,186,125 CITI 6/17/2020 (830,843)
NZD 24,072,500 USD 15,186,144 JPMC 6/17/2020 (830,863)
SEK 30,925,500 USD 3,210,570 CITI 6/17/2020 (79,129)
SEK 30,925,500 USD 3,210,574 JPMC 6/17/2020 (79,133)
SGD 39,000 USD 27,902 CITI 6/17/2020 (431)
SGD 39,000 USD 27,902 JPMC 6/17/2020 (431)
USD 1,379,810 AUD 2,324,500 CITI 6/17/2020 (50,281)
USD 1,379,809 AUD 2,324,500 JPMC 6/17/2020 (50,283)
USD 5,339,938 CAD 7,607,994 CITI 6/17/2020 (70,111)
USD 5,339,940 CAD 7,608,006 JPMC 6/17/2020 (70,117)
USD 25,097,236 CHF 24,363,934 CITI 6/17/2020 (308,865)
USD 25,097,210 CHF 24,363,939 JPMC 6/17/2020 (308,900)
USD 613,080 DKK 4,210,000 CITI 6/17/2020 (10,624)
USD 613,079 DKK 4,210,000 JPMC 6/17/2020 (10,624)
USD 26,128,659 EUR 23,891,912 CITI 6/17/2020 (299,268)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 26,128,631 EUR 23,891,916 JPMC 6/17/2020 $ (299,301)
USD 4,268,318 GBP 3,540,000 CITI 6/17/2020 (134,627)
USD 4,268,313 GBP 3,540,000 JPMC 6/17/2020 (134,633)
USD 14,345,785 JPY 1,583,035,004 CITI 6/17/2020 (425,064)
USD 14,345,767 JPY 1,583,035,004 JPMC 6/17/2020 (425,079)
USD 2,462,170 NOK 27,388,000 CITI 6/17/2020 (172,961)
USD 2,462,167 NOK 27,388,000 JPMC 6/17/2020 (172,963)
USD 3,393,986 NZD 5,932,500 CITI 6/17/2020 (143,774)
USD 3,393,982 NZD 5,932,500 JPMC 6/17/2020 (143,777)
USD 262,803 SEK 2,611,000 CITI 6/17/2020 (1,580)
USD 262,803 SEK 2,611,000 JPMC 6/17/2020 (1,580)
USD 19,343 SGD 28,000 CITI 6/17/2020 (380)
USD 19,343 SGD 28,000 JPMC 6/17/2020 (380)
Total unrealized depreciation (15,941,212)
Net unrealized depreciation $ (3,153,928)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 106.8%
COMMON STOCKS - 18.6%
Aerospace & Defense - 0.3%
Embraer SA, ADR (Brazil)* 159,946 $ 1,183,600
Airlines - 0.0%(a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil)*(b) 15,782 67,389
Auto Components - 0.9%
Keihin Corp. (Japan)(2)
96,433 2,255,956
Showa Corp. (Japan)(2)
109,352 2,279,557
4,535,513
Automobiles - 0.3%
Tesla, Inc.*(b) 2,278 1,193,672
Banks - 0.1%
Patriot National Bancorp, Inc.
17,287 105,796
PNBK Holdings LLC, Class A(3)*(c)
(d) 2,090,900 415,504
PNBK Holdings LLC, Class B(3)*(c)
(d) 3,218 –
521,300
Beverages - 0.0%(a)
Primo Water Corp. 100 906
Biotechnology - 0.7%
Arcutis Biotherapeutics, Inc.*
1,000 29,800
Beam Therapeutics, Inc.*
2,500 45,000
Ligand Pharmaceuticals, Inc.*
101 7,345
Passage Bio, Inc.*
2,500 39,375
Precigen, Inc.*(b)
26,705 90,797
REVOLUTION Medicines, Inc.*
1,500 32,865
Verastem, Inc.*(b)
1,190,777 3,143,651
3,388,833
Capital Markets - 6.5%
Acamar Partners Acquisition Corp.,
Class A* 300,000 2,955,000
Act II Global Acquisition Corp.,
Class A* 261,810 2,584,065
Churchill Capital Corp. III*
90,000 900,000
Crescent Acquisition Corp., Class
A* 150,000 1,477,500
DFP Healthcare Acquisitions Corp.*
7,500 74,400
Flying Eagle Acquisition Corp.*
6,000 59,820
GigCapital2, Inc.*
3,000 29,850
Glory Star New Media Group
Holdings Ltd. (Hong Kong)* 15,769 64,968
Gordon Pointe Acquisition Corp.(2)*
245,960 2,496,519
Gores Holdings IV, Inc., Class A(2)*
50,000 470,000
Greenrose Acquisition Corp.*
90,000 873,000
Greenvision Acquisition Corp.
(China)(2)* 19,500 189,150
GX Acquisition Corp., Class A*
250,000 2,450,000
Healthcare Merger Corp., Class A*
25,000 246,250
InterPrivate Acquisition Corp.*
137,500 1,359,875
INVESTMENTS SHARES VALUE
Capital Markets - 6.5% (continued)
Juniper Industrial Holdings, Inc.,
Class A* 150,000 $ 1,443,000
Landcadia Holdings II, Inc., Class
A* 199,998 1,975,980
Leisure Acquisition Corp.*
50,000 522,500
LGL Systems Acquisition Corp.,
Class A(2)* 28,750 287,500
Longevity Acquisition Corp.
(China)* 125,000 18,762
Monocle Acquisition Corp.*
86,119 865,496
Mudrick Capital Acquisition Corp.,
Class A* 150,000 1,552,500
Nebula Acquisition Corp., Class A*
69,865 709,130
New Providence Acquisition Corp.,
Class A* 50,000 490,000
Pivotal Investment Corp. II, Class
A* 49,998 495,480
Replay Acquisition Corp.(2)*
80,000 785,600
RMG Acquisition Corp., Class A*
349,998 3,473,555
South Mountain Merger Corp.,
Class A* 150,000 1,455,000
Tuscan Holdings Corp.*
170,000 1,694,900
Tuscan Holdings Corp. II(2)*
40,000 389,200
32,389,000
Chemicals - 1.3%
Hitachi Chemical Co. Ltd. (Japan)
(2) 149,736 6,371,775
Diversified Financial Services - 0.0%(a)
Rescap Liquidating Trust(2)*
125,811 106,940
Voya Financial, Inc.
433 17,558
124,498
Electronic Equipment, Instruments & Components - 0.1%
Fitbit, Inc., Class A* 100,329 668,191
Entertainment - 0.7%
Bilibili, Inc., ADR (China)*(b)
44,525 1,042,775
Cineplex, Inc. (Canada)
305,663 2,541,219
3,583,994
Equity Real Estate Investment Trusts (REITs) - 0.4%
Northview Apartment REIT
(Canada) 73,901 1,719,263
Health Care Equipment & Supplies - 0.0%(a)
China Medical Technologies, Inc.,
ADR (China)(3)*(c) 4,931 –
Integra LifeSciences Holdings
Corp.* 3,591 160,410
160,410
Health Care Providers & Services - 0.0%(a)
1Life Healthcare, Inc.* 10,000 181,500
Health Care Technology - 0.0%(a)
Schrodinger, Inc.* 2,000 86,240

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Hotels, Restaurants & Leisure - 2.3%
Caesars Entertainment Corp.*
265,420 $ 1,794,239
Panera Bread Co., Class A(3)*(c)(d)
10,533 –
Stars Group, Inc. (The) (Canada)*
475,779 9,715,407
11,509,646
Household Durables - 0.0%(a)
Casper Sleep, Inc.* 5,000 21,450
Household Products - 0.0%(a)
Reynolds Consumer Products, Inc. 5,000 145,850
Independent Power and Renewable Electricity Producers - 0.2%
TerraForm Power, Inc., Class A 72,775 1,147,662
Insurance - 0.0%(a)
Power Corp. of Canada (Canada) 15 241
Interactive Media & Services - 1.6%
IAC/InterActiveCorp*
19,456 3,487,099
LINE Corp. (Japan)(2)*
90,666 4,377,382
7,864,481
Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc.*(b)
105 141,259
Wayfair, Inc., Class A*(b)
10,903 582,656
723,915
IT Services - 0.2%
Euronet Worldwide, Inc.*(b)
391 33,517
KBR, Inc.
152 3,143
Net 1 UEPS Technologies, Inc.
(South Africa)* 248,450 722,990
Wix.com Ltd. (Israel)*(b)
1,259 126,932
886,582
Life Sciences Tools & Services - 1.4%
Illumina, Inc.*(b)
1,405 383,734
PPD, Inc.*
10,000 178,100
QIAGEN NV*
152,616 6,348,825
6,910,659
Media - 0.0%(a)
iHeartMedia, Inc., Class A*
3,276 23,948
News Corp., Class A
8,462 75,946
Sirius XM Holdings, Inc.(b)
221 1,092
100,986
Metals & Mining - 0.1%
Kirkland Lake Gold Ltd. (Canada)
10 295
SEMAFO, Inc. (Canada)*
221,958 430,573
430,868
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Blackstone Mortgage Trust, Inc.,
Class A(b) 4,055 75,504
Oil, Gas & Consumable Fuels - 0.0%(a)
Quicksilver Resources, Inc.(3)*(c)
(d) 14,730 82,529
INVESTMENTS SHARES VALUE
Pharmaceuticals - 0.0%(a)
Jazz Pharmaceuticals plc*(b) 438 $ 43,686
Real Estate Management & Development - 0.4%
Aroundtown SA (Germany)(2)
10 50
Howard Hughes Corp. (The)*(b)
23,488 1,186,614
Unizo Holdings Co. Ltd. (Japan)(2)
12,972 720,231
1,906,895
Semiconductors & Semiconductor Equipment - 0.0%(a)
Impinj, Inc.*(b) 222 3,710
Software - 0.8%
Atlassian Corp. plc, Class A*
208 28,550
LivePerson, Inc.*(b)
11,971 272,340
MINDBODY, Inc., Class A(3)*(c)(d)
21,570 753,096
Palo Alto Networks, Inc.*(b)
513 84,111
RIB Software SE (Germany)(2)
92,202 2,888,510
Splunk, Inc.*(b)
2 252
4,026,859
Technology Hardware, Storage & Peripherals - 0.0%(a)
Western Digital Corp.(b) 1,044 43,451
Trading Companies & Distributors - 0.0%(a)
AM Castle & Co.(2)*(b) 8,695 6,956
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited(3)*(c)(d) 1 279,657
TOTAL COMMON STOCKS
(Cost $108,267,427) 92,387,671
PREFERRED STOCKS - 0.7%
Banks - 0.1%
FB Corp., Class C(3)*(c)(d)
786 617,171
Multi-Utilities - 0.3%
Dominion Energy, Inc., Series A,
7.25%, 6/1/2022(2)(b)
13,425 1,257,117
Thrifts & Mortgage Finance - 0.3%
FHLMC, Series V, 5.57%,
5/4/2020*(e) 83,409 387,017
FHLMC, Series W, 5.66%,
5/4/2020*(e) 29,460 136,989
FHLMC, Series X, 6.02%,
5/4/2020*(e) 47,843 281,317
FHLMC, Series Z, 8.38%,
12/31/2022*(e)(f) 45,876 279,385
FNMA, Series S, 8.25%,
12/31/2020*(e)(f) 77,876 492,955
1,577,663
TOTAL PREFERRED STOCKS
(Cost $3,970,336) 3,451,951

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
CONVERTIBLE PREFERRED STOCKS - 4.2%
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc. (Canada)
$50 par, 6.00%, 3/15/2023(2)
  *(b) 47,400 $ 1,981,320
Diversified Financial Services - 0.5%
2017 Mandatory Exchangeable Trust
$100 par, 5.19%,
12/1/2020(2)
  (b)(g) 18,425 2,695,167
Electric Utilities - 1.9%
NextEra Energy, Inc.
$50 par, 4.87%, 9/1/2022(2)
  (b) 56,425 2,755,797
$50 par, 5.28%, 3/1/2023(2)
  *(b) 146,500 6,440,792
9,196,589
Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc.
Series B, $100 par, 6.50%(2)
  (b)(e) 9,525 1,230,976
Health Care Technology - 0.1%
Change Healthcare, Inc.
$50 par, 6.00%, 6/30/2022(2)
  (b) 14,475 620,254
Machinery - 0.2%
Colfax Corp.
$100 par, 5.75%,
1/15/2022(2)
  (b) 2,075 183,580
Fortive Corp.
Series A, $1,000 par, 5.00%,
7/1/2021(2)
  (b) 875 631,750
815,330
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021(2)
  (b) 39,775 1,159,687
DTE Energy Co.
$50 par, 6.25%, 11/1/2022(2)
  (b) 43,400 1,717,231
Sempra Energy
Series A, $100 par, 6.00%,
1/15/2021(2)
  (b) 7,925 742,184
3,619,102
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.
Series A, $1,000 par, 5.50%,
12/31/2049(2)
  (b)(e)(h) 925 849,673
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $22,898,618) 21,008,411
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9%
Aberdeen Emerging Markets Equity
Income Fund, Inc. 2,380 $ 12,328
Aberdeen Global Premier
Properties Fund 8,732 37,024
Aberdeen Income Credit Strategies
Fund 8,080 59,388
Aberdeen Total Dynamic Dividend
Fund 28,836 189,741
Adams Diversified Equity Fund, Inc.
18,524 233,217
Adams Natural Resources Fund,
Inc. 2,560 21,222
Advent Convertible and Income
870 9,257
AllianceBernstein Global High
Income Fund, Inc. 16,844 155,975
AllianceBernstein National
Municipal Income Fund, Inc. 877 11,182
AllianzGI Diversified Income &
Convertible Fund 1,359 24,448
AllianzGI Equity & Convertible
Income Fund 6,979 129,809
AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 25,184 242,018
Apollo Senior Floating Rate Fund,
Inc. 6,097 70,786
Apollo Tactical Income Fund, Inc.
5,813 65,861
Ares Dynamic Credit Allocation
Fund, Inc. 10,792 116,446
Bancroft Fund Ltd.
168 3,269
Barings Global Short Duration High
Yield Fund 7,049 78,455
BlackRock California Municipal
Income Trust 8,759 111,152
BlackRock Core Bond Trust
11,623 153,772
BlackRock Credit Allocation Income
Trust 5,417 63,162
BlackRock Debt Strategies Fund,
Inc. 17,900 151,255
BlackRock Energy and Resources
Trust 6,492 40,900
BlackRock Enhanced Capital and
Income Fund, Inc. 9,540 123,925
BlackRock Enhanced Equity
Dividend Trust 49,976 326,343
BlackRock Enhanced Global
Dividend Trust 24,800 205,592
BlackRock Enhanced International
Dividend Trust 1,759 7,916
BlackRock Floating Rate Income
Strategies Fund, Inc. 23,492 235,155
BlackRock Floating Rate Income
Trust 11,850 116,248
BlackRock Limited Duration Income
Trust 16,018 202,147
BlackRock Long-Term Municipal
Advantage Trust 1,224 13,733
BlackRock Multi-Sector Income
Trust 10,755 129,813
BlackRock MuniAssets Fund, Inc.
1 13
BlackRock Municipal 2030 Target
Term Trust 7,784 176,541

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9% (continued)
BlackRock Municipal Bond Trust
4,492 $ 64,236
BlackRock Municipal Income
Investment Quality Trust 469 6,533
BlackRock Municipal Income
Investment Trust 1,653 20,249
BlackRock Municipal Income
Quality Trust 2,066 27,374
BlackRock Municipal Income Trust
7,933 102,812
BlackRock Municipal Income Trust
II 4,072 54,443
BlackRock MuniEnhanced Fund,
Inc. 4,912 52,362
BlackRock MuniHoldings California
Quality Fund, Inc. 1,026 13,677
BlackRock MuniHoldings Fund II,
Inc. 1,420 19,511
BlackRock MuniHoldings Fund, Inc.
521 8,117
BlackRock MuniHoldings
Investment Quality Fund 2,312 30,241
BlackRock MuniHoldings New York
Quality Fund, Inc. 1,215 15,309
BlackRock MuniHoldings Quality
Fund II, Inc. 3,936 47,232
BlackRock MuniHoldings Quality
Fund, Inc. 9,036 107,980
BlackRock MuniVest Fund II, Inc.
2,830 38,460
BlackRock MuniVest Fund, Inc.
7,456 60,394
BlackRock MuniYield California
Fund, Inc. 1,894 25,058
BlackRock MuniYield California
Quality Fund, Inc. 6,306 85,320
BlackRock MuniYield Fund, Inc.
6,506 82,691
BlackRock MuniYield Investment
Fund 1,181 15,695
BlackRock MuniYield Michigan
Quality Fund, Inc. 1,238 16,404
BlackRock MuniYield New Jersey
Fund, Inc. 1,993 26,886
BlackRock MuniYield New York
Quality Fund, Inc. 2,696 32,972
BlackRock MuniYield Pennsylvania
Quality Fund 14,396 193,194
BlackRock MuniYield Quality Fund
II, Inc. 3,573 44,127
BlackRock MuniYield Quality Fund
III, Inc. 10,841 138,548
BlackRock MuniYield Quality Fund,
Inc. 4,549 66,188
BlackRock New York Municipal
Income Trust 7,712 102,184
BlackRock Resources &
Commodities Strategy Trust 11,164 56,267
BlackRock Taxable Municipal Bond
Trust 1,947 42,445
Blackstone/GSO Long-Short Credit
Income Fund 4,336 45,701
Blackstone/GSO Senior Floating
Rate Term Fund 6,187 72,635
Blackstone/GSO Strategic Credit
Fund 20,072 208,950
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9% (continued)
BNY Mellon Municipal Bond
Infrastructure Fund, Inc. 4,062 $ 50,328
BNY Mellon Municipal Income, Inc.
882 7,250
BNY Mellon Strategic Municipal
Bond Fund, Inc. 11,764 84,348
BNY Mellon Strategic Municipals,
Inc. 4,705 35,052
Boulder Growth & Income Fund,
Inc. 8,817 81,116
Brookfield Real Assets Income
Fund, Inc. 18,868 276,982
Calamos Strategic Total Return
Fund 11,737 114,670
CBRE Clarion Global Real Estate
Income Fund 8,389 43,958
Central Securities Corp.
2,112 54,532
Clough Global Equity Fund
2,684 23,753
Clough Global Opportunities Fund
25,932 185,932
Cohen & Steers Closed-End
Opportunity Fund, Inc. 1,301 12,490
Cohen & Steers Infrastructure
Fund, Inc. 19,777 372,796
Cohen & Steers Quality Income
Realty Fund, Inc. 35,895 324,491
Cohen & Steers REIT and
Preferred and Income Fund, Inc. 14,434 232,676
Delaware Investments Minnesota
Municipal Income Fund II, Inc. 10,068 124,541
Dividend and Income Fund
13,179 115,843
DTF Tax-Free Income, Inc.
12,391 172,854
DWS Municipal Income Trust
10,894 117,437
DWS Strategic Municipal Income
Trust 1,232 12,714
Eaton Vance California Municipal
Bond Fund 995 10,497
Eaton Vance Floating-Rate Income
Trust 24,914 255,368
Eaton Vance High Income 2021
Target Term Trust 2,209 19,461
Eaton Vance Limited Duration
Income Fund 12,717 134,419
Eaton Vance Municipal Bond Fund
9,039 112,807
Eaton Vance Municipal Income
Trust 14,535 174,129
Eaton Vance National Municipal
Opportunities Trust 1,504 29,328
Eaton Vance New York Municipal
Bond Fund 1,763 20,398
Eaton Vance Risk-Managed
Diversified Equity Income Fund 13,793 114,758
Eaton Vance Senior Floating-Rate
Trust 20,795 205,455
Eaton Vance Senior Income Trust
1,440 6,638
Eaton Vance Short Duration
Diversified Income Fund 646 7,061
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 40,924 305,293
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 11,682 139,600

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9% (continued)
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 44,970 $ 286,909
Ellsworth Growth and Income Fund
Ltd. 4,131 35,444
Federated Premier Municipal
Income Fund 13,699 178,772
First Trust Aberdeen Global
Opportunity Income Fund 1,523 13,402
First Trust Dynamic Europe Equity
Income Fund 2,499 22,916
First Trust Energy Income and
Growth Fund 4,120 35,968
First Trust High Income Long/Short
Fund 6,691 81,429
First Trust Senior Floating Rate
2022 Target Term Fund 8,367 61,330
First Trust Senior Floating Rate
Income Fund II 9,686 92,114
Franklin Ltd. Duration Income Trust
9,974 78,296
Gabelli Dividend & Income Trust
(The) 22,444 332,396
Gabelli Healthcare & WellnessRx
Trust (The) 4,601 39,845
GDL Fund (The)
1,358 10,647
General American Investors Co.,
Inc. 1,756 48,167
Highland Global Allocation Fund
6,227 27,087
Invesco Advantage Municipal
Income Trust II 11,691 120,067
Invesco Bond Fund
993 17,576
Invesco California Value Municipal
Income Trust 11,079 125,525
Invesco Dynamic Credit
Opportunities Fund 14,678 117,130
Invesco Municipal Income
Opportunities Trust 6,062 41,707
Invesco Municipal Opportunity Trust
5,525 63,261
Invesco Municipal Trust
10,699 125,178
Invesco Pennsylvania Value
Municipal Income Trust 1,579 19,169
Invesco Quality Municipal Income
Trust 10,694 125,227
Invesco Trust for Investment Grade
Municipals 11,590 140,123
Invesco Trust for Investment Grade
New York Municipals 4,859 58,794
Invesco Value Municipal Income
Trust 18,307 258,861
Ivy High Income Opportunities Fund
6,707 69,753
John Hancock Hedged Equity &
Income Fund 1,449 14,722
John Hancock Income Securities
Trust 605 8,434
John Hancock Tax-Advantaged
Dividend Income Fund 5,068 89,146
KKR Income Opportunities Fund
10,816 115,299
Lazard Global Total Return and
Income Fund, Inc. 3,990 47,920
LMP Capital and Income Fund, Inc.
4,026 32,450
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9% (continued)
Macquarie Global Infrastructure
Total Return Fund, Inc. 5,251 $ 81,338
Madison Covered Call & Equity
Strategy Fund 1,985 10,044
MFS Investment Grade Municipal
Trust 615 5,640
MFS Municipal Income Trust
7,813 49,925
New America High Income Fund,
Inc. (The) 3,475 24,117
New Germany Fund, Inc. (The)
2,963 34,400
Nuveen AMT-Free Municipal Credit
Income Fund 18,118 265,972
Nuveen AMT-Free Municipal Value
Fund 2,262 35,400
Nuveen AMT-Free Quality
Municipal Income Fund 3,420 46,307
Nuveen Arizona Quality Municipal
Income Fund 3,363 41,701
Nuveen California AMT-Free
Quality Municipal Income Fund 4,054 57,405
Nuveen California Quality Municipal
Income Fund 11,852 162,254
Nuveen Credit Strategies Income
Fund 33,537 190,155
Nuveen Diversified Dividend &
Income Fund 5,747 40,459
Nuveen Dow 30sm Dynamic
Overwrite Fund 7,872 98,557
Nuveen Enhanced Municipal Value
Fund 8,155 106,341
Nuveen Floating Rate Income
Opportunity Fund 27,632 205,306
Nuveen Georgia Quality Municipal
Income Fund 6,067 72,076
Nuveen High Income 2020 Target
Term Fund 165 1,455
Nuveen Maryland Quality Municipal
Income Fund 1,129 14,259
Nuveen Massachusetts Quality
Municipal Income Fund 1,009 13,622
Nuveen Michigan Quality Municipal
Income Fund 10,776 144,614
Nuveen Municipal Credit Income
Fund 18,601 261,716
Nuveen Municipal High Income
Opportunity Fund 6,582 81,946
Nuveen Municipal Value Fund, Inc.
3,127 30,520
Nuveen New Jersey Quality
Municipal Income Fund 2,847 38,264
Nuveen New York AMT-Free
Quality Municipal Income Fund 6,738 84,225
Nuveen New York Municipal Value
Fund, Inc. 335 3,167
Nuveen New York Quality Municipal
Income Fund 1,897 24,908
Nuveen Ohio Quality Municipal
Income Fund 3,131 46,120
Nuveen Pennsylvania Quality
Municipal Income Fund 1,738 23,133

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9% (continued)
Nuveen Preferred & Income
Securities Fund 26,954 $ 195,686
Nuveen Quality Municipal Income
Fund 6,333 87,015
Nuveen Real Asset Income and
Growth Fund 9,616 94,910
Nuveen Real Estate Income Fund
9,210 62,536
Nuveen S&P 500 Buy-Write Income
Fund 17,937 181,164
Nuveen Select Tax-Free Income
Portfolio 1,073 16,063
Nuveen Select Tax-Free Income3
Portfolio 331 5,097
Nuveen Short Duration Credit
Opportunities Fund 3,814
41,496
Nuveen Taxable Municipal Income
Fund 462 8,847
Nuveen Tax-Advantaged Dividend
Growth Fund 3,357 37,766
Nuveen Virginia Quality Municipal
Income Fund 20,145 260,273
PGIM Global High Yield Fund, Inc.
5,050 55,853
PGIM High Yield Bond Fund, Inc.
4,274 49,493
Pioneer Floating Rate Trust
8,663 66,272
Pioneer High Income Trust
9,214 59,154
Pioneer Municipal High Income
Advantage Trust 12,528 127,535
Pioneer Municipal High Income
Trust 6,499 73,569
Principal Real Estate Income Fund
1,477 17,886
Putnam Managed Municipal
Income Trust 2,754 19,829
Putnam Municipal Opportunities
Trust 992 11,835
RiverNorth Opportunistic Municipal
Income Fund, Inc. 777 15,633
RMR Real Estate Income Fund
126 1,279
Royce Micro-Cap Trust, Inc.
8,568 47,638
Royce Value Trust, Inc.
27,486 265,790
Source Capital, Inc.
2,646 81,206
Sprott Focus Trust, Inc.
1,110 5,583
Swiss Helvetia Fund, Inc. (The)
5,025 34,924
Tekla Healthcare Investors
18,541 330,215
Tekla Healthcare Opportunities
Fund 19,064 292,823
Tekla Life Sciences Investors
15,967 239,186
Templeton Emerging Markets Fund*
3,866 43,106
Templeton Global Income Fund
45,699 244,490
THL Credit Senior Loan Fund
1,279 14,785
Tri-Continental Corp.
9,596 200,652
Virtus Total Return Fund, Inc.
271 1,951
Voya Emerging Markets High
Income Dividend Equity Fund 3,096 18,050
Voya Global Advantage and
Premium Opportunity Fund 6,023 46,136
Voya Global Equity Dividend and
Premium Opportunity Fund 50,629 230,868
Voya Infrastructure Industrials and
Materials Fund 25,770 209,510
INVESTMENTS SHARES VALUE
CLOSED END FUNDS - 3.9% (continued)
Wells Fargo Income Opportunities
Fund 35,591 $ 227,071
Wells Fargo Multi-Sector Income
Fund 12,981 125,007
Western Asset Global Corporate
Defined Opportunity Fund, Inc. 1,123 15,419
Western Asset Global High Income
Fund, Inc. 7,855 58,755
Western Asset High Yield Defined
Opportunity Fund, Inc. 6,761 83,363
Western Asset Intermediate Muni
Fund, Inc. 22,627 190,746
Western Asset Managed Municipals
Fund, Inc. 6,949 83,110
Western Asset Municipal Defined
Opportunity Trust, Inc. 760 14,341
Western Asset Municipal High
Income Fund, Inc. 2,966 20,970
Western Asset Municipal Partners
Fund, Inc. 1,679 22,935
Western Asset Premier Bond Fund
3,304 37,236
TOTAL CLOSED END FUNDS
(Cost $17,846,598) 19,326,730
PRINCIPAL
AMOUNT
CORPORATE BONDS - 5.1%
Airlines - 0.2%
United Airlines Holdings, Inc.
6.00%, 12/1/2020(2) $ 1,000,000 960,000
Banks - 0.0%(a)
Washington Mutual, Inc. Escrow
0.00%, 9/29/2017(3)(c)(i) 5,000,000 65,000
Consumer Finance - 0.3%
Curo Group Holdings Corp.
8.25%, 9/1/2025(2)(g) 1,745,000 1,230,225
Diversified Financial Services - 0.6%
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026(2)(g) 2,900,000 3,059,500
Electric Utilities - 0.5%
DPL, Inc.
7.25%, 10/15/2021(2) 2,500,000 2,462,500
Energy Equipment & Services - 0.2%
CSI Compressco LP
7.25%, 8/15/2022(2) 1,500,000 825,000
Green Field Energy Services, Inc.
13.00%, 7/23/2019(3)(c)(i) 2,073,000 –
825,000
Food Products - 0.3%
General Mills, Inc.
2.88%, 4/15/2030(2) 500,000 499,000
Viterra, Inc. (Switzerland)
5.95%, 8/1/2020(2)(g) 923,000 928,850
1,427,850
Gas Utilities - 0.6%
Ferrellgas LP
6.50%, 5/1/2021(2) 3,500,000 3,053,750

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc.
12.50%, 11/1/2021(2)(g) $ 985,000 $ 982,537
Health Care Providers & Services - 0.3%
Owens & Minor, Inc.
4.38%, 12/15/2024(2) 2,000,000 1,600,000
Independent Power and Renewable Electricity Producers - 0.5%
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021(3)(c)(i) 2,375,000 344,375
Energy Future Holdings
0.00%, 12/1/2018(3)(c)(i) 1,000,000 –
Talen Energy Supply LLC
10.50%, 1/15/2026(2)(g) 2,500,000 1,800,000
2,144,375
Media - 0.0%(a)
iHeartCommunications, Inc.
6.38%, 5/1/2026(2) 12,439 11,771
8.38%, 5/1/2027(2) 23,318 20,301
32,072
Metals & Mining - 0.2%
Aleris International, Inc.
10.75%, 7/15/2023(2)(g) 1,095,000 1,062,150
Oil, Gas & Consumable Fuels - 0.3%
Black Elk Energy Escrow
13.75%, 12/1/2015(3)(c)(d)(i) 2,833,436 149,481
Chesapeake Energy Corp.
11.50%, 1/1/2025(2)(b)(g) 4,500,000 765,000
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2020(3)(c)(h) 3,514,591 668,254
1,582,735
Pharmaceuticals - 0.1%
Advanz Pharma Corp. Ltd. (Canada)
8.00%, 9/6/2024(2)(b) 549,000 483,120
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018(3)(c)(i) 16,350,000 327,000
2.75%, 1/1/2021(3)(c)(i) 4,400,000 88,000
415,000
Specialty Retail - 0.1%
Men's Wearhouse, Inc. (The)
7.00%, 7/1/2022(2) 2,000,000 560,000
Technology Hardware, Storage & Peripherals - 0.4%
EMC Corp.
2.65%, 6/1/2020(2) 2,000,000 1,988,600
Thrifts & Mortgage Finance - 0.0%(a)
Ladder Capital Finance Holdings LLLP
5.88%, 8/1/2021(2)(g) 190,000 159,600
Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc.
7.00%, 8/15/2020(2) 1,000,000 1,000,600
T-Mobile USA, Inc.
4.75%, (3)(c)(e)(i) 2,301,000 –
1,000,600
TOTAL CORPORATE BONDS
(Cost $64,747,212) 25,094,614
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
CONVERTIBLE BONDS - 28.6%
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.
1.88%, 6/1/2024(2)(b) $ 3,875,000 $ 3,187,188
Airlines - 0.2%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024(2)(b)(g) 1,025,000 377,328
Norwegian Air Shuttle ASA (Norway)
6.38%, 11/15/2024(2)(j) 2,400,000 630,267
1,007,595
Auto Components - 0.1%
Veoneer, Inc. (Sweden)
4.00%, 6/1/2024(2)(b) 775,000 619,004
Automobiles - 0.3%
Tesla, Inc.
2.00%, 5/15/2024(2)(b) 725,000 1,322,535
Biotechnology - 4.7%
Apellis Pharmaceuticals, Inc.
3.50%, 9/15/2026(2)(b)(g) 1,625,000 1,655,066
Bridgebio Pharma, Inc.
2.50%, 3/15/2027(2)(b)(g) 2,050,000 1,955,396
Cytokinetics, Inc.
4.00%, 11/15/2026(2)(b) 2,425,000 3,180,562
Exact Sciences Corp.
0.38%, 3/1/2028(2)(b) 4,500,000 3,530,490
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024(2)(b) 2,075,000 3,095,640
Intercept Pharmaceuticals, Inc.
2.00%, 5/15/2026(2)(b) 400,000 340,316
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024(2)(b)(g) 1,400,000 1,424,500
1.50%, 6/15/2026(2)(b)(g) 1,400,000 1,407,840
OPKO Health, Inc.
4.50%, 2/15/2025(2)(b) 5,075,000 3,331,852
Precigen, Inc.
3.50%, 7/1/2023(2)(b) 2,550,000 1,255,875
PTC Therapeutics, Inc.
1.50%, 9/15/2026(2)(b)(g) 2,050,000 2,197,034
23,374,571
Capital Markets - 1.3%
Hercules Capital, Inc.
4.38%, 2/1/2022(2)(b) 1,225,000 1,123,938
New Mountain Finance Corp.
5.75%, 8/15/2023(2)(b) 3,325,000 2,714,378
Prospect Capital Corp.
6.38%, 3/1/2025(2)(b) 3,000,000 2,549,730
6,388,046
Communications Equipment - 1.3%
Harmonic, Inc.
2.00%, 9/1/2024(2)(b)(g) 375,000 367,325
Infinera Corp.
2.13%, 9/1/2024(2)(b) 1,625,000 1,361,851
2.50%, 3/1/2027(2)(b)(g) 1,475,000 1,342,048

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
Communications Equipment - 1.3% (continued)
Lumentum Holdings, Inc.
Series QIB, 0.50%,
12/15/2026(2)(b)(g) $ 3,175,000 $ 3,230,563
6,301,787
Construction & Engineering - 0.6%
Granite Construction, Inc.
2.75%, 11/1/2024(2)(b)(g) 3,800,000 2,890,818
Consumer Finance - 0.4%
Encore Capital Group, Inc.
3.25%, 10/1/2025(2)(b)(g) 1,400,000 1,052,750
EZCORP, Inc.
2.88%, 7/1/2024(2)(b) 475,000 368,542
2.38%, 5/1/2025(2)(b) 1,025,000 758,753
2,180,045
Diversified Financial Services - 0.2%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024(2)(b) CAD 1,100,000 851,986
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc.
0.25%, 3/1/2026(2)(b)(g) $ 3,025,000 2,901,071
Vonage Holdings Corp.
1.75%, 6/1/2024(2)(b)(g) 775,000 625,264
3,526,335
Electrical Equipment - 0.4%
Plug Power, Inc.
5.50%, 3/15/2023(2)(b) 1,100,000 1,831,214
Electronic Equipment, Instruments & Components - 0.5%
Insight Enterprises, Inc.
0.75%, 2/15/2025(2)(b)(g) 1,375,000 1,234,855
PAR Technology Corp.
2.88%, 4/15/2026(2)(b)(g) 1,625,000 1,178,170
2,413,025
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023(2)(b) 1,125,000 737,279
SEACOR Holdings, Inc.
2.50%, 12/15/2027(2)(b) 1,150,000 1,066,763
1,804,042
Entertainment - 0.1%
iQIYI, Inc. (China)
2.00%, 4/1/2025(2)(b)(g) 400,000 352,250
Equity Real Estate Investment Trusts (REITs) - 0.4%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025(2)(b)(g) 2,300,000 1,927,864
Food & Staples Retailing - 0.1%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024(2)(b)(g) 1,325,000 790,859
Health Care Equipment & Supplies - 1.0%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013(3)(b)(c)(i) 250,000 –
6.25%, 12/15/2016(3)(b)(c)
(g)(i) 2,625,000 –
NuVasive, Inc.
0.38%, 3/15/2025(2)(b)(g) 2,300,000 1,951,249
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
Health Care Equipment & Supplies - 1.0% (continued)
Senseonics Holdings, Inc.
5.25%, 1/15/2025(2)(b)(g) $ 675,000 $ 607,058
Wright Medical Group, Inc.
1.63%, 6/15/2023(2)(b) 2,316,000 2,326,313
4,884,620
Health Care Providers & Services - 0.8%
Anthem, Inc.
2.75%, 10/15/2042(2)(b) 1,279,000 4,039,210
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Corp.
5.00%, 10/1/2024(2) 318,000 339,079
Insurance - 0.4%
AXA SA (France)
7.25%, 5/15/2021(2)(b)(g) 900,000 652,761
HCI Group, Inc.
4.25%, 3/1/2037(2)(b) 1,175,000 1,185,222
1,837,983
Interactive Media & Services - 0.0%(a)
JOYY, Inc. (China)
1.38%, 6/15/2026(2)(b)(g) 250,000 222,344
Internet & Direct Marketing Retail - 1.3%
Etsy, Inc.
0.00%, 3/1/2023(2)(b) 225,000 283,347
IAC Financeco 3, Inc.
2.00%, 1/15/2030(2)(b)(g) 775,000 708,132
Pinduoduo, Inc. (China)
0.00%, 10/1/2024(2)(b)(g) 350,000 381,360
Wayfair, Inc.
1.13%, 11/1/2024(2)(b) 1,150,000 786,195
1.00%, 8/15/2026(2)(b)(g) 7,575,000 4,369,701
6,528,735
IT Services - 1.2%
Akamai Technologies, Inc.
0.38%, 9/1/2027(2)(b)(g) 2,025,000 2,016,804
Square, Inc.
0.13%, 3/1/2025(2)(b)(g) 4,350,000 3,759,306
5,776,110
Life Sciences Tools & Services - 0.2%
NanoString Technologies, Inc.
2.63%, 3/1/2025(2)(b)(g) 950,000 814,407
Machinery - 0.2%
Chart Industries, Inc.
1.00%, 11/15/2024(2)(b)(g) 1,225,000 957,367
Media - 0.7%
Liberty Latin America Ltd. (Chile)
2.00%, 7/15/2024(2)(b)(g) 1,450,000 1,153,656
Liberty Media Corp.
2.75%, 12/1/2049(2)(b)(g) 2,775,000 2,367,465
3,521,121
Metals & Mining - 0.2%
Cleveland-Cliffs, Inc.
1.50%, 1/15/2025(2)(b) 325,000 227,988
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023(2)(b)(g) 350,000 323,750

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
Metals & Mining - 0.2% (continued)
United States Steel Corp.
5.00%, 11/1/2026(2)(b)(g) $ 1,025,000 $ 734,054
1,285,792
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Granite Point Mortgage Trust, Inc.
6.38%, 10/1/2023(2)(b) 1,900,000 1,045,000
MFA Financial, Inc.
6.25%, 6/15/2024(2)(b) 2,125,000 1,280,117
PennyMac Corp.
5.50%, 11/1/2024(2)(b)(g) 825,000 513,826
Redwood Trust, Inc.
4.75%, 8/15/2023(2)(b) 1,375,000 891,567
5.63%, 7/15/2024(2)(b) 2,775,000 1,530,583
5,261,093
Oil, Gas & Consumable Fuels - 1.0%
Green Plains, Inc.
4.13%, 9/1/2022(2)(b) 500,000 332,187
4.00%, 7/1/2024(2)(b)(g) 2,125,000 1,229,844
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2022(2)(b) 1,250,000 1,061,875
SFL Corp. Ltd. (Norway)
5.75%, 10/15/2021(2)(b) 2,600,000 2,295,688
4,919,594
Pharmaceuticals - 1.4%
Aphria, Inc. (Canada)
5.25%, 6/1/2024(2)(b)(g) 1,150,000 705,813
Lannett Co., Inc.
4.50%, 10/1/2026(2)(b)(g) 4,400,000 3,451,302
Omeros Corp.
Class B-3, 6.25%,
11/15/2023(2)(b) 2,250,000 1,991,250
Teva Pharmaceutical Finance Co. LLC (Israel)
Series C, 0.25%, 2/1/2026(2)
(b) 1,000,000 925,540
Tilray, Inc. (Canada)
5.00%, 10/1/2023(2)(b) 400,000 126,415
7,200,320
Semiconductors & Semiconductor Equipment - 4.1%
Microchip Technology, Inc.
2.25%, 2/15/2037(2)(b) 1,726,000 1,611,644
Novellus Systems, Inc.
2.63%, 5/15/2041(2)(b) 2,400,000 18,084,154
SMART Global Holdings, Inc.
2.25%, 2/15/2026(2)(b)(g) 1,025,000 903,830
SunEdison, Inc.
0.25%, 1/15/2020(3)(c)(i) 575,000 11,500
20,611,128
Software - 2.2%
Alteryx, Inc.
0.50%, 8/1/2024(2)(b)(g) 450,000 402,780
Benefitfocus, Inc.
1.25%, 12/15/2023(2)(b) 2,625,000 2,006,484
Blackline, Inc.
0.13%, 8/1/2024(2)(b)(g) 650,000 635,977
Everbridge, Inc.
0.13%, 12/15/2024(2)(b)(g) 925,000 1,049,297
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
Software - 2.2% (continued)
FireEye, Inc.
0.88%, 6/1/2024(2)(b) $ 525,000 $ 441,000
i3 Verticals LLC
1.00%, 2/15/2025(2)(b)(g) 1,775,000 1,410,137
Palo Alto Networks, Inc.
0.75%, 7/1/2023(2)(b) 900,000 868,674
Rapid7, Inc.
1.25%, 8/1/2023(2)(b) 400,000 484,750
RingCentral, Inc.
0.00%, 3/1/2025(2)(b)(g) 3,800,000 3,520,328
10,819,427
Specialty Retail - 0.1%
Guess?, Inc.
2.00%, 4/15/2024(2)(b)(g) 900,000 531,273
Trading Companies & Distributors - 0.0%(a)
AM Castle & Co.
7.00%, 8/31/2022(3)(c) 106,492 3,195
Wireless Telecommunication Services - 0.3%
Gogo, Inc.
6.00%, 5/22/2022(2)(b) 1,975,000 1,390,632
TOTAL CONVERTIBLE BONDS
(Cost $153,118,013) 141,712,594
LOAN PARTICIPATIONS - 0.4%
Distributors - 0.2%
American Tire Distributors, Inc., U.S. Junior FILO
Facility
(ICE LIBOR USD 3 Month +
6.00%), 7.20%, 1/9/2023(3)
(c)(k) 107,388 99,871
American Tire Distributors, Inc., U.S. Senior
Secured Term Loan
(ICE LIBOR USD 1 Month
+ 7.50%; ICE LIBOR USD
3 Month + 7.50%), 8.95%,
9/2/2024(2)(k) 1,058,077 698,331
798,202
Personal Products - 0.2%
Revlon Consumer Products Corp., Term Loan
(ICE LIBOR USD 3 Month +
3.50%), 5.11%, 9/7/2023(2)(k) 2,474,425 949,561
TOTAL LOAN PARTICIPATIONS
(Cost $2,895,265) 1,747,763
U.S. TREASURY OBLIGATIONS - 0.0%(a)
U.S. Treasury Bonds
2.38%, 11/15/2049(2)
(Cost $88,039) 70,000 87,210

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS VALUE
RIGHTS - 0.1%
Biotechnology - 0.0%(a)
Ambit Biosciences Corp.,
CVR(3)*(c)(d) 146,272 $ 41,882
Tobira Therapeutics, Inc.,
CVR(3)*(c)(d) 11,880 130,819
172,701
Capital Markets - 0.1%
Allegro Merger Corp., expiring
12/31/2023* 180,000 13,500
Big Rock Partners Acquisition
Corp., expiring 12/1/2022(2)* 200,000 26,000
GigCapital2, Inc., expiring
2/28/2026(2)* 153,000 30,615
Greenvision Acquisition Corp.,
expiring 1/6/2021 (China)(2)* 170,000 39,100
HL Acquisitions Corp., expiring
6/1/2026* 54,000 4,326
KBL Merger Corp. IV(2)* 1,000,000 149,500
Pensare Acquisition Corp., expiring
8/8/2022* 1,000,000 140,000
Proficient Alpha Acquisition Corp.,
expiring 4/30/2026* 80,000 15,992
419,033
TOTAL RIGHTS
(Cost $–) 591,734
NO. OF
WARRANTS
WARRANTS - 1.5%
Aerospace & Defense - 0.0%(a)
PAE, Inc., expiring 2/10/2025* 66,666 99,333
Tempus Applied Solutions
Holdings, Inc., expiring
7/31/2020(3)*(c) 614,551 12,291
111,624
Biotechnology - 0.1%
DermTech, Inc., expiring
8/29/2024* 446,823 210,007
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024(3)*(c) 75,000 2,625
212,632
Capital Markets - 0.9%
Acamar Partners Acquisition
Corp., expiring 2/26/2026* 150,000 72,000
Acasta Enterprises, Inc.,
expiring 1/3/2022 (Canada)
(3)*(c) 579,085 2,057
Act II Global Acquisition
Corp., expiring 4/30/2024(2)* 180,000 126,000
Allegro Merger Corp., expiring
1/6/2025* 180,000 10,800
AMCI Acquisition Corp.,
expiring 10/1/2025* 460,000 98,992
Amplitude Healthcare
Acquisition Corp., expiring
12/1/2026* 46,875 30,469
Apex Technology Acquisition
Corp., expiring 9/30/2026* 40,000 36,000
INVESTMENTS
NO. OF
WARRANTS
VALUE
Capital Markets - 0.9% (continued)
Big Rock Partners Acquisition
Corp., expiring 12/1/2022* 100,000 $ 6,490
CF Finance Acquisition Corp.,
expiring 4/30/2025* 300,000 150,000
CHP Merger Corp., expiring
11/22/2024* 125,000 67,500
Churchill Capital Corp. II,
expiring 7/24/2024* 23,333 38,499
CIIG Merger Corp., expiring
12/31/2026(2)* 62,500 43,750
Conyers Park II Acquisition
Corp., expiring 12/31/2026(2)* 3,750 5,438
Crescent Acquisition Corp.,
expiring 3/7/2024* 200,000 170,000
Diamond Eagle Acquisition
Corp., expiring 6/30/2026* 40,000 114,400
DiamondPeak Holdings
Corp., expiring 4/12/2024* 153,333 69,000
Experience Investment Corp.,
expiring 9/1/2026(2)* 66,666 48,666
Far Point Acquisition Corp.,
expiring 6/1/2025* 33,333 18,000
FinServ Acquisition Corp.,
expiring 12/31/2026(2)* 100,000 60,000
FinTech Acquisition Corp. III,
expiring 12/1/2023* 230,000 149,500
Forum Merger II Corp.,
expiring 9/30/2025* 180,000 36,018
GigCapital2, Inc., expiring
7/1/2024* 153,000 47,231
Glory Star New Media Group
Holdings Ltd., expiring
2/20/2025 (Hong Kong)* 370,000 29,563
Gordon Pointe Acquisition
Corp., expiring 1/25/2023(2)* 122,980 22,136
Gores Holdings IV, Inc.,
expiring 1/24/2025(2)* 12,500 11,500
Gores Metropoulos, Inc.,
expiring 3/25/2024(2)* 33,333 43,333
Graf Industrial Corp., expiring
12/31/2025* 198,000 19,800
Greenvision Acquisition Corp.,
expiring 10/28/2024(2)* 170,000 23,256
GX Acquisition Corp., expiring
5/24/2026* 200,000 116,000
Haymaker Acquisition Corp.
II, expiring 10/31/2026* 133,333 140,000
Healthcare Merger Corp.,
expiring 12/17/2021* 87,500 82,163
Hennessy Capital Acquisition
Corp. IV, expiring 9/25/2025* 300,000 105,000
HL Acquisitions Corp.,
expiring 7/18/2023* 54,000 2,700
Hunter Maritime Acquisition
Corp., expiring 3/21/2024(2)* 470,000 2,914
Insurance Acquisition Corp.,
expiring 3/31/2024(2)* 110,000 107,250
Juniper Industrial Holdings,
Inc., expiring 11/13/2026* 150,000 84,000

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE
Capital Markets - 0.9% (continued)
KBL Merger Corp. IV, expiring
1/15/2024(2)* 500,000 $ 35,000
Landcadia Holdings II, Inc.,
expiring 5/9/2026* 116,666 46,561
Legacy Acquisition Corp.,
expiring 11/30/2022* 250,000 62,500
Leisure Acquisition Corp.,
expiring 12/28/2022(2)* 125,000 21,250
Leo Holdings Corp., expiring
4/5/2023 (United Kingdom)* 125,000 80,000
LF Capital Acquisition Corp.,
expiring 6/27/2023(2)* 240,000 62,400
LGL Systems Acquisition
Corp., expiring 11/12/2026(2)* 14,375 7,187
Longevity Acquisition Corp.,
expiring 7/31/2025 (China)* 125,000 13,738
Megalith Financial Acquisition
Corp., expiring 9/21/2023* 128,200 28,204
Merida Merger Corp. I,
expiring 11/7/2026* 75,000 37,500
Monocle Acquisition Corp.,
expiring 6/12/2024* 336,119 100,836
Mudrick Capital Acquisition
Corp., expiring 3/12/2025* 158,844 55,595
Nebula Acquisition Corp.,
expiring 1/12/2023* 46,666 37,333
New Providence Acquisition
Corp., expiring 9/1/2024(2)* 100,000 51,000
Opes Acquisition Corp.,
expiring 1/15/2023* 250,000 17,375
Osprey Technology
Acquisition Corp., expiring
10/30/2024(2)* 75,000 63,000
Pensare Acquisition Corp.,
expiring 8/8/2022* 250,000 12,500
Pivotal Investment Corp. II,
expiring 6/1/2025(3)*(c) 66,666 46,666
Proficient Alpha Acquisition
Corp., expiring 4/30/2026* 80,000 4,064
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico)(3)*(c) 400,000 15,175
PropTech Acquisition Corp.,
expiring 10/1/2026(2)* 81,250 56,875
Replay Acquisition Corp.,
expiring 4/8/2024* 115,000 67,850
RMG Acquisition Corp.,
expiring 2/21/2026* 166,666 103,333
Schultze Special Purpose
Acquisition Corp., expiring
12/31/2023* 288,000 63,360
Software Acquisition Group,
Inc., expiring 10/1/2026* 54,560 28,371
South Mountain Merger
Corp., expiring 6/20/2024(2)* 150,000 141,000
Spartan Energy Acquisition
Corp., expiring 10/1/2023(2)* 48,333 24,162
Stable Road Acquisition
Corp., expiring 5/15/2026(2)* 62,500 40,625
INVESTMENTS
NO. OF
WARRANTS
VALUE
Capital Markets - 0.9% (continued)
Switchback Energy
Acquisition Corp., expiring
12/31/2024* 113,333 $ 70,618
Tenzing Acquisition Corp.,
expiring 8/23/2025* 250,000 22,500
Tortoise Acquisition Corp.,
expiring 3/4/2024* 207,794 58,034
Trine Acquisition Corp.,
expiring 3/5/2024* 230,000 138,000
Tuscan Holdings Corp.,
expiring 4/1/2026* 320,000 124,800
Tuscan Holdings Corp. II,
expiring 7/16/2025(3)*(c) 95,000 23,750
VectoIQ Acquisition Corp.,
expiring 6/11/2023* 180,000 351,000
4,302,587
Commercial Services & Supplies - 0.0%(a)
Estre Ambiental, Inc., expiring
12/22/2022 (Brazil)* 661,870 1,125
Construction & Engineering - 0.1%
Atlas Technical Consultants,
Inc., expiring 2/14/2025* 321,747 218,563
Infrastructure and Energy
Alternatives, Inc., expiring
3/26/2023* 343,006 20,581
Limbach Holdings, Inc.,
expiring 7/20/2021* 168,252 16,825
Peck Co. Holdings, Inc. (The),
expiring 6/20/2024(2)* 122,916 14,135
270,104
Consumer Finance - 0.0%(a)
Roan Holdings Group Co.
Ltd., expiring 7/6/2021
(China)* 142,386 783
Diversified Consumer Services - 0.0%(a)
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas)* 99,990 66,993
Electrical Equipment - 0.0%(a)
Vertiv Co., expiring
2/10/2025* 100,000 180,000
Energy Equipment & Services - 0.0%(a)
National Energy Services
Reunited Corp., expiring
6/6/2023* 259,500 85,635
Entertainment - 0.0%(a)
Akazoo SA, expiring
12/31/2024(2)* 147,836 48,357
Kew Media Group, Inc.,
expiring 7/25/2021 (Canada)
(3)*(c) 50,000 178
48,535
Food Products - 0.0%(a)
Bioceres Crop Solutions
Corp., expiring 3/14/2024
(Argentina)* 249,978 34,997

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE
Health Care Providers & Services - 0.0%(a)
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong)* 32,837 $ 31,031
Hotels, Restaurants & Leisure - 0.0%(a)
Accel Entertainment, Inc.,
expiring 11/20/2024* 66,666 99,999
Allied Esports Entertainment,
Inc., expiring 8/9/2024* 210,000 18,900
Inspired Entertainment, Inc.,
expiring 12/23/2021* 175,587 24,582
Simplicity Esports and
Gaming Co., expiring
11/20/2023* 101,605 11,177
Target Hospitality Corp.,
expiring 3/15/2024* 53,333 8,000
162,658
Insurance - 0.1%
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan)* 117,500 49,350
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(c) 154,500 54,892
Sirius International Insurance
Group Ltd., expiring
11/5/2023(2)* 276,625 82,988
187,230
Internet & Direct Marketing Retail - 0.0%(a)
LXRandCo, Inc., expiring
6/9/2022 (Canada)(3)*(c) 1,274,000 4,526
Reebonz Holding Ltd.,
expiring 12/19/2023
(Singapore)(3)*(c) 75,000 512
5,038
IT Services - 0.1%
Exela Technologies, Inc.,
expiring 7/12/2022(2)* 880,354 7,923
Grid Dynamics Holdings, Inc.,
expiring 9/30/2023* 90,000 171,000
Repay Holdings Corp.,
expiring 7/11/2024* 180,000 235,800
Verra Mobility Corp., expiring
10/17/2023* 66,666 117,332
532,055
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024* 131,393 28,906
Oil, Gas & Consumable Fuels - 0.1%
Alta Mesa Resources, Inc.,
expiring 2/9/2023(2)* 308,333 106
Altus Midstream Co., expiring
11/12/2023* 125,000 1,062
Brooge Holdings Ltd., expiring
12/20/2024* 191,000 152,800
Falcon Minerals Corp.,
expiring 8/23/2023(2)* 222,879 33,432
NextDecade Corp., expiring
7/24/2022(2)* 547,770 43,822
INVESTMENTS
NO. OF
WARRANTS
VALUE
Oil, Gas & Consumable Fuels - 0.1% (continued)
Rosehill Resources, Inc.,
expiring 4/27/2022* 244,800 $ 7,344
238,566
Pharmaceuticals - 0.0%(a)
AYR Strategies, Inc., expiring
5/24/2024 (Canada)* 100,000 138,563
Professional Services - 0.0%(a)
Akerna Corp., expiring
8/1/2024* 7,500 2,775
Road & Rail - 0.0%(a)
Daseke, Inc., expiring
2/27/2022* 378,003 34,020
Software - 0.1%
GTY Technology Holdings,
Inc., expiring 2/19/2024* 314,900 226,413
Kaleyra, Inc., expiring
3/6/2025* 281,250 239,063
KLDiscovery, Inc., expiring
12/1/2025* 247,565 47,037
Phunware, Inc., expiring
12/26/2023* 58,632 7,036
Rimini Street, Inc., expiring
9/30/2022(3)*(c) 286,090 34,331
553,880
Specialty Retail - 0.0%(a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong)(2)* 125,000 2,500
Technology Hardware, Storage & Peripherals - 0.0%(a)
Borqs Technologies, Inc.,
expiring 8/18/2022 (China)
(3)*(c) 373,500 3,735
Trading Companies & Distributors - 0.0%(a)
Alta Equipment Group, Inc.,
expiring 4/8/2024* 85,000 76,500
Nesco Holdings, Inc., expiring
1/1/2025(2)* 83,328 14,999
91,499
Wireless Telecommunication Services - 0.0%(a)
Trilogy International Partners,
Inc., expiring 2/7/2022
(Canada)(3)*(c) 445,000 4,743
TOTAL WARRANTS
(Cost $429,679) 7,332,214
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%(a)
Health Care Equipment & Supplies - 0.0%(a)
DEMC Ltd., Class A(3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2(3)*(c)(d) 368,190,309 66,775
DEMC Ltd., Class A-3(3)*(c)(d) 170,417,804,105 167,010
DEMC Ltd., Class B(3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2(3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3(3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $671,603) 234,299

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 43.7%
INVESTMENT COMPANIES - 33.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(l)(m) 8,137,535 $ 8,137,535
Limited Purpose Cash Investment
Fund, 0.85%(l) 154,927,110 155,128,516
UBS Select Treasury Preferred
Fund, Class I, 0.28%(l) 1,677 1,677
TOTAL INVESTMENT COMPANIES
(Cost $163,204,610) 163,267,728
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 10.7%
U.S. Treasury Bills
1.54%, 7/16/2020(2)(b)(n) $ 3,218,000 3,217,254
1.53%, 7/23/2020(2)(n) 4,325,000 4,323,897
1.53%, 8/6/2020(2)(b)(n) 790,000 789,762
1.52%, 8/13/2020(2)(n) 11,810,000 11,806,582
0.08%, 9/24/2020(2)(n) 545,000 544,750
0.10%, 10/1/2020(2)(n) 32,418,000 32,398,128
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,983,650) 53,080,373
TOTAL SHORT-TERM INVESTMENTS
(Cost $216,188,260) 216,348,101
TOTAL LONG POSITIONS
(Cost $591,121,050) 529,323,292
SHARES
SHORT POSITIONS - (18.6)%
COMMON STOCKS - (18.1)%
Aerospace & Defense - 0.0%(a)
PAE, Inc.* (16,666) (108,162)
Air Freight & Logistics - (0.1)%
Atlas Air Worldwide Holdings, Inc.* (21,751) (558,348)
Auto Components - 0.0%(a)
Veoneer, Inc. (Sweden)* (13,546) (99,157)
Automobiles - (0.5)%
Tesla, Inc.* (4,314) (2,260,536)
Beverages - 0.0%(a)
Primo Water Corp. (200) (1,812)
Biotechnology - (3.0)%
Apellis Pharmaceuticals, Inc.*
(33,766) (904,591)
Cytokinetics, Inc.*
(210,307) (2,479,520)
Exact Sciences Corp.*
(23,297) (1,351,226)
Inovio Pharmaceuticals, Inc.*
(381,688) (2,839,759)
Intercept Pharmaceuticals, Inc.*
(2,690) (169,362)
Ironwood Pharmaceuticals, Inc.*
(145,305) (1,466,127)
Ligand Pharmaceuticals, Inc.*
(101) (7,345)
OPKO Health, Inc.*
(703,129) (942,193)
PTC Therapeutics, Inc.*
(30,834) (1,375,505)
Verastem, Inc.*
(1,190,777) (3,143,651)
(14,679,279)
INVESTMENTS SHARES VALUE
Capital Markets - 0.0%(a)
Penson Worldwide, Inc.(3)*(c)
(212,307) $ –
Prospect Capital Corp.
(4,983) (21,178)
(21,178)
Commercial Services & Supplies - 0.0%(a)
GFL Environmental, Inc. (Canada)* (9,700) (145,985)
Communications Equipment - (0.5)%
Harmonic, Inc.*
(28,586) (164,655)
Infinera Corp.*
(88,874) (471,032)
Lumentum Holdings, Inc.*
(24,142) (1,779,266)
(2,414,953)
Construction & Engineering - (0.1)%
Granite Construction, Inc.
(39,548) (600,339)
Limbach Holdings, Inc.*
(10,000) (28,500)
(628,839)
Consumer Finance - (0.1)%
Encore Capital Group, Inc.*
(23,800) (556,444)
EZCORP, Inc., Class A*
(24,734) (103,141)
(659,585)
Containers & Packaging - 0.0%(a)
Ranpak Holdings Corp.* (5,110) (31,989)
Diversified Consumer Services - (0.1)%
OneSpaWorld Holdings Ltd.
(Bahamas) (79,992) (324,767)
Diversified Financial Services - (0.2)%
Element Fleet Management Corp.
(Canada) (41,992) (267,355)
Equitable Holdings, Inc.
(36,133) (522,122)
Voya Financial, Inc.
(433) (17,558)
(807,035)
Diversified Telecommunication Services - (0.2)%
Bandwidth, Inc., Class A*
(13,445) (904,714)
Vonage Holdings Corp.*
(15,764) (113,974)
(1,018,688)
Electric Utilities - (1.3)%
NextEra Energy, Inc. (27,718) (6,669,505)
Electrical Equipment - (0.3)%
Plug Power, Inc.*
(417,539) (1,478,088)
Vertiv Holdings Co., Class A*
(25,000) (216,250)
(1,694,338)
Electronic Equipment, Instruments & Components - (0.1)%
Insight Enterprises, Inc.*
(10,265) (432,464)
PAR Technology Corp.*
(11,345) (145,897)
(578,361)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Energy Equipment & Services - (0.1)%
Helix Energy Solutions Group, Inc.*
(13,070) $ (21,435)
National Energy Services Reunited
Corp.* (62,795) (318,999)
SEACOR Holdings, Inc.*
(1,095) (29,521)
(369,955)
Entertainment - (0.2)%
Bilibili, Inc., ADR (China)*
(44,525) (1,042,776)
iQIYI, Inc., ADR (China)*
(7,458) (132,752)
(1,175,528)
Equity Real Estate Investment Trusts (REITs) - (0.2)%
QTS Realty Trust, Inc., Class A (15,626) (906,464)
Food & Staples Retailing - 0.0%(a)
Chefs' Warehouse, Inc. (The)* (2,721) (27,400)
Health Care Equipment & Supplies - (0.2)%
China Medical Technologies, Inc.,
ADR (China)(3)*(c) (40,234) –
Integra LifeSciences Holdings
Corp.* (3,591) (160,410)
NuVasive, Inc.*
(11,674) (591,405)
Senseonics Holdings, Inc.*
(169,994) (107,691)
(859,506)
Health Care Providers & Services - (0.8)%
AdaptHealth Corp.*
(7,172) (114,752)
Anthem, Inc.
(16,815) (3,817,678)
New Frontier Health Corp., Class A
(Hong Kong)* (9,990) (82,417)
(4,014,847)
Health Care Technology - (0.1)%
Change Healthcare, Inc.* (45,095) (450,499)
Hotels, Restaurants & Leisure - (0.1)%
Accel Entertainment, Inc.*
(30,000) (225,000)
Eldorado Resorts, Inc.*
(23,861) (343,599)
Target Hospitality Corp.*
(10,667) (21,227)
(589,826)
Household Durables - (0.1)%
Purple Innovation, Inc.* (58,000) (329,440)
Insurance - 0.0%(a)
HCI Group, Inc.
(5,192) (208,978)
Power Corp. of Canada (Canada)
(10) (161)
(209,139)
Interactive Media & Services - (1.0)%
ANGI Homeservices, Inc., Class A*
(97,270) (510,668)
IAC/InterActiveCorp*
(1,822) (326,557)
JOYY, Inc., ADR (China)*
(1,319) (70,250)
Match Group, Inc.*
(46,694) (3,083,672)
Weibo Corp., ADR (China)*
(26,394) (873,905)
(4,865,052)
INVESTMENTS SHARES VALUE
Internet & Direct Marketing Retail - (0.5)%
Etsy, Inc.*
(4,652) $ (178,823)
Pinduoduo, Inc., ADR (China)*
(5,287) (190,490)
Wayfair, Inc., Class A*
(40,034) (2,139,417)
(2,508,730)
IT Services - (0.8)%
Akamai Technologies, Inc.*
(10,490) (959,730)
Euronet Worldwide, Inc.*
(391) (33,517)
I3 Verticals, Inc., Class A*
(24,320) (464,269)
KBR, Inc.
(152) (3,143)
Repay Holdings Corp.*
(67,700) (971,495)
Square, Inc., Class A*
(14,380) (753,224)
Verra Mobility Corp.*
(80,785) (576,805)
Wix.com Ltd. (Israel)*
(1,259) (126,932)
(3,889,115)
Life Sciences Tools & Services - (0.1)%
Illumina, Inc.* (1,405) (383,734)
Machinery - (0.2)%
Chart Industries, Inc.*
(9,221) (267,224)
Colfax Corp.*
(7,977) (157,945)
Fortive Corp.
(9,935) (548,313)
(973,482)
Media - (0.7)%
Liberty Latin America Ltd., Class C
(Chile)* (24,782) (254,263)
New York Times Co. (The), Class A
(82,523) (2,534,281)
News Corp., Class B
(8,248) (74,150)
Sirius XM Holdings, Inc.
(103,040) (509,018)
(3,371,712)
Metals & Mining - (0.2)%
Cleveland-Cliffs, Inc.
(24,608) (97,202)
Endeavour Mining Corp. (Ivory
Coast)* (37,415) (531,993)
Kirkland Lake Gold Ltd. (Canada)
(11) (324)
United States Steel Corp.
(42,563) (268,572)
(898,091)
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Blackstone Mortgage Trust, Inc.,
Class A (4,055) (75,504)
Multi-Utilities - (0.7)%
CenterPoint Energy, Inc.
(63,495) (980,998)
Dominion Energy, Inc.
(12,805) (924,393)
DTE Energy Co.
(13,263) (1,259,587)
Sempra Energy
(4,629) (523,030)
(3,688,008)
Oil, Gas & Consumable Fuels - (0.2)%
Falcon Minerals Corp.
(75,000) (161,250)
Green Plains, Inc.
(45,040) (218,444)
Scorpio Tankers, Inc. (Monaco)
(11,129) (212,787)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Oil, Gas & Consumable Fuels - (0.2)% (continued)
SFL Corp. Ltd. (Norway)
(25,556) $ (242,015)
(834,496)
Pharmaceuticals - (0.5)%
Jazz Pharmaceuticals plc*
(438) (43,686)
Lannett Co., Inc.*
(204,316) (1,419,996)
Omeros Corp.*
(65,543) (876,310)
(2,339,992)
Real Estate Management & Development - 0.0%(a)
Aroundtown SA (Germany)(2) (11) (55)
Semiconductors & Semiconductor Equipment - (4.0)%
Impinj, Inc.*
(222) (3,710)
Lam Research Corp.
(75,351) (18,084,240)
Microchip Technology, Inc.
(21,125) (1,432,275)
SMART Global Holdings, Inc.*
(16,108) (391,424)
(19,911,649)
Software - (0.7)%
Alteryx, Inc., Class A*
(1,188) (113,062)
Atlassian Corp. plc, Class A*
(208) (28,550)
Benefitfocus, Inc.*
(3,950) (35,195)
Blackline, Inc.*
(5,845) (307,505)
Everbridge, Inc.*
(6,545) (696,126)
FireEye, Inc.*
(8,612) (91,115)
Kaleyra, Inc. (Italy)*
(12,500) (91,250)
LivePerson, Inc.*
(11,971) (272,340)
Palo Alto Networks, Inc.*
(1,628) (266,927)
Rapid7, Inc.*
(7,262) (314,663)
Rimini Street, Inc.*
(10,000) (40,900)
RingCentral, Inc., Class A*
(6,220) (1,318,080)
Splunk, Inc.*
(2) (252)
(3,575,965)
Specialty Retail - 0.0%(a)
Guess?, Inc. (4,538) (30,722)
Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp.*
(16,342) (289,254)
Western Digital Corp.
(1,044) (43,451)
(332,705)
Trading Companies & Distributors - 0.0%(a)
Alta Equipment Group, Inc.* (9,640) (41,163)
Wireless Telecommunication Services - (0.1)%
Gogo, Inc.* (115,760) (245,411)
TOTAL COMMON STOCKS
(Proceeds $(92,101,458)) (89,600,707)
MASTER LIMITED PARTNERSHIPS - (0.2)%
Independent Power and Renewable Electricity Producers - (0.2)%
Brookfield Renewable Partners LP
(Canada)
(Proceeds $(1,191,237)) (27,727) (1,166,177)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
CONVERTIBLE BONDS - (0.2)%
Internet & Direct Marketing Retail - (0.2)%
Booking Holdings, Inc.
0.90%, 9/15/2021(2)
(Proceeds $(968,365)) $ (900,000) $ (897,210)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Notes
0.63%, 3/31/2027(2) (100,000) (100,461)
1.50%, 2/15/2030(2) (435,000) (468,356)
TOTAL U.S. TREASURY OBLIGATIONS
(Proceeds $(570,974)) (568,817)
TOTAL SHORT POSITIONS
(Proceeds $(94,832,034)) (92,232,911)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.2%
(Cost $496,289,016) 437,090,381
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.8%(o) 58,450,772
NET ASSETS - 100.0% $495,541,153
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,251,359 2.3%
Consumer Discretionary 21,879,824 4.4
Consumer Staples 3,320,809 0.7
Energy 8,333,651 1.7
Financials 81,526,853 16.3
Health Care 32,831,737 6.6
Industrials 11,432,802 2.3
Information Technology 25,190,464 5.1
Materials 8,220,504 1.7
Real Estate 5,878,479 1.2
U.S. Treasury Obligations (481,607) (0.1)
Utilities 11,357,405 2.3
Short-Term Investments 216,348,101 43.7
Total Investments In Securities
At Value 437,090,381 88.2
Other Assets in Excess of
Liabilities(o) 58,450,772 11.8
Net Assets
$ 495,541,153 100.0%

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $183,461,270. In addition,
$15,194,518 of cash collateral was pledged.
(c) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2020 amounted to $4,517,114, which represents approximately 0.91% of net assets of the fund.
(d) Restricted Security.
(e) Perpetual security. The rate reflected was the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(f) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(g) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $74,967,851, which represents approximately 15.13% of net assets of the fund.
(h) Payment in-kind security.
(i) Defaulted security.
(j) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2020, the value of these securities amounted to $630,267 or 0.13% of net assets.
(k) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(l) Represents 7-day effective yield as of March 31, 2020.
(m) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(n) The rate shown was the effective yield at the date of purchase.
(o) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of March 31, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
34.V1 5.00 % Quarterly 6/20/2025 6.51 % USD 31,025,000 $ 1,751,252 $ 128,687 $ 1,879,939
Markit CDX North America
Investment Grade Index
Series 34.V1 1.00 Quarterly 6/20/2025 1.14 USD 50,000 691 (357) 334
$ 1,751,943 $ 128,330 $ 1,880,273

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (131) 6/2020 USD $ (16,831,535) $ 44,315
U.S. Treasury 10 Year Note (67) 6/2020 USD (9,292,063) (155,140)
U.S. Treasury 5 Year Note (254) 6/2020 USD (31,841,281) (647,019)
$ (757,844)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 802,208 USD 563,769 CITI 6/17/2020 $ 6,682
EUR 30,218 USD 32,973 CITI 6/17/2020 453
EUR 30,219 USD 32,974 JPMC 6/17/2020 453
USD 10,584,931 CAD 14,159,128 CITI 6/17/2020 516,366
USD 3,687,305 CAD 4,916,983 JPMC 6/17/2020 190,835
USD 8,308,291 EUR 7,361,434 CITI 6/17/2020 165,476
USD 24,241 EUR 21,585 JPMC 6/17/2020 365
USD 9,704 GBP 7,496 CITI 6/17/2020 380
USD 9,709 GBP 7,500 JPMC 6/17/2020 381
USD 4,532,243 JPY 478,161,520 CITI 6/17/2020 70,654
Total unrealized appreciation 952,045
CAD 2,139,904 USD 1,601,902 CITI 6/17/2020 (80,216)
CAD 2,064,912 USD 1,547,995 JPMC 6/17/2020 (79,635)
EUR 21,586 USD 24,236 CITI 6/17/2020 (359)
EUR 21,585 USD 24,235 JPMC 6/17/2020 (359)
GBP 7,496 USD 9,704 CITI 6/17/2020 (380)
GBP 7,500 USD 9,709 JPMC 6/17/2020 (381)
USD 1,438,523 EUR 1,316,252 CITI 6/17/2020 (17,444)
USD 32,986 EUR 30,219 JPMC 6/17/2020 (441)
USD 7,243,983 JPY 800,012,460 CITI 6/17/2020 (220,704)
USD 5,723,210 JPY 635,025,730 JPMC 6/17/2020 (202,033)
Total unrealized depreciation (601,952)
Net unrealized appreciation $ 350,093

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-0.75% to 1.25%), which is
denominated in GBP based on the local
currencies of the positions within the
swap.
25 months
maturity
02/25/2022 $1,507,740 $18,239 $82,154 $100,393
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
25 months
maturity
02/25/2022 $29,156 $(41,368) $(13,320) $(54,688)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
EONIA plus or minus a specified
spread (-0.03% to 0.03%), which is
denominated in EUR based on the local
currencies of the positions within the
swap.
59 months
maturity
01/13/2025 $2,275,424 $(44,355) $5,182 $(39,173)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR and Federal Funds Floating Rate
plus or minus a specified spread (0.02%
to 0.03%), which is denominated in USD
based on the local currencies of the
positions within the swap.
56-59 months
maturity
ranging from
04/12/2023
- 01/13/2025 $678,037 $(144,453) $(26,261) $(170,714)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
HIBOR plus or minus a specified
spread (-0.35% to 0.40%), which is
denominated in HKD based on the local
currencies of the positions within the
swap.
59-60 months
maturity
01/21/2025 $852,734 $5,460 $(527) $4,933

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-3.85% to 0.85%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-65 months
maturity
ranging from
09/25/2020
- 07/11/2024 $5,925,892 $442,546 $(225,929) $216,617
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Inovio Pharmaceuticals, Inc. 15,421 114,732 11,720 5.4
PRINCIPAL
Convertible Bonds
Innoviva, Inc., 2.50%, 8/15/2025 1,000,000 968,011 15,129 7.0
Invacare Corp., 4.50%, 6/1/2022 2,550,000 2,332,089 229,083 105.8
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 1,950,000 1,528,089 263,812 121.8
SHARES
Short Positions
Common Stocks
Brazil
Gol Linhas Aereas Inteligentes SA, ADR (37,494) (160,099) 2,999 1.4
United States
Innoviva, Inc. (33,296) (391,561) (19,263) (8.9)
Invacare Corp. (47,131) (350,183) (61,507) (28.4)
Paratek Pharmaceuticals, Inc. (25,755) (81,128) 573 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
59 months
maturity
01/13/2025 $9,164,343 $1,332,060 $474,120 $1,806,180
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Ireland
Flutter Entertainment plc (102,540) (9,164,343) 1,332,060 73.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
59 months
maturity
01/13/2025 $17,324,620 $(1,414,943) $(68,609) $(1,483,552)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Longevity Acquisition Corp. 125,000 1,306,250 (12,500) 0.8
Mexico
Opes Acquisition Corp. 150,000 1,629,000 48,000 (3.2)
United States
Allegro Merger Corp. 150,000 1,549,500 13,500 (0.9)
Far Point Acquisition Corp. 50,000 506,000 (11,500) 0.8
Forum Merger II Corp. 150,000 1,543,500 (9,000) 0.6
Graf Industrial Corp. 124,692 1,268,118 (33,667) 2.3
HL Acquisitions Corp. 54,000 561,600 (2,160) 0.1
LF Capital Acquisition Corp. 140,000 1,426,600 (22,400) 1.5
Megalith Financial Acquisition Corp. 128,300 1,320,207 3,849 (0.3)
Pure Acquisition Corp. 50,000 519,500 (5,500) 0.4
Spartan Energy Acquisition Corp. 150,000 1,518,000 (3,000) 0.2
Tenzing Acquisition Corp. 150,000 1,576,500 1,500 (0.1)
NO. OF
WARRANTS
Warrants
Hong Kong
New Frontier Health Corp., expiring 7/25/2023 50,000 47,250 (17,750) 1.2
United Kingdom
Leo Holdings Corp., expiring 4/5/2023 125,000 80,000 (62,500) 4.2
United States
AdaptHealth Corp., expiring 11/8/2024 33,334 146,670 – –
Akazoo SA, expiring 12/31/2024 425,000 139,018 24,268 (1.6)
Akerna Corp., expiring 8/1/2024 22,500 8,325 3,600 (0.2)
Altus Midstream Co., expiring 11/12/2023 125,000 1,062 (4,575) 0.3
Broadmark Realty Capital, Inc., expiring 11/15/2024 250,000 55,000 (32,500) 2.2
Estre Ambiental, Inc., expiring 12/22/2022 661,870 1,125 993 (0.1)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY
NO. OF
WARRANTS
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Exela Technologies, Inc., expiring 7/12/2022 930,354 8,373 (5,582) 0.4
Falcon Minerals Corp., expiring 8/23/2023 250,000 37,500 4,500 (0.3)
Far Point Acquisition Corp., expiring 6/1/2025 33,333 18,000 (18,000) 1.2
Forum Merger II Corp., expiring 9/30/2025 180,000 36,018 (35,982) 2.4
Gordon Pointe Acquisition Corp., expiring 1/25/2023 122,980 22,136 (8,609) 0.6
Graf Industrial Corp., expiring 12/31/2025 198,000 19,800 (35,640) 2.4
Grid Dynamics Holdings, Inc., expiring 9/30/2023 90,000 171,000 (5,400) 0.4
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 343,006 20,580 5,077 (0.3)
Inspired Entertainment, Inc., expiring 12/23/2021 636,986 89,178 (57,329) 3.9
International General Insurance Holdings Ltd., expiring 3/17/2025 117,500 49,350 (103,400) 7.0
KBL Merger Corp. IV, expiring 1/15/2024 500,000 35,000 (14,500) 1.0
Legacy Acquisition Corp., expiring 11/30/2022 250,000 62,500 (62,500) 4.2
Leisure Acquisition Corp., expiring 12/28/2022 125,000 21,250 (58,750) 4.0
Limbach Holdings, Inc., expiring 7/20/2021 168,252 16,825 3,365 (0.2)
Megalith Financial Acquisition Corp., expiring 9/21/2023 128,200 28,204 (25,640) 1.7
Mudrick Capital Acquisition Corp., expiring 3/12/2025 250,000 87,500 (92,500) 6.2
National Energy Services Reunited Corp., expiring 6/6/2023 409,500 135,135 (57,330) 3.9
Nesco Holdings, Inc., expiring 1/1/2025 83,334 15,000 (9,167) 0.6
NextDecade Corp., expiring 7/24/2022 547,771 43,822 (38,344) 2.6
OneSpaWorld Holdings Ltd., expiring 3/19/2024 99,990 66,993 (107,989) 7.3
Pensare Acquisition Corp., expiring 8/8/2022 250,000 12,500 (20,000) 1.3
Purple Innovation, Inc., expiring 2/2/2023 200,000 120,000 (186,000) 12.5
Ranpak Holdings Corp., expiring 6/3/2024 110,000 126,500 (34,100) 2.3
Repay Holdings Corp., expiring 7/11/2024 180,000 235,800 (61,200) 4.1
Rimini Street, Inc., expiring 9/30/2022(a) 471,690 56,603 (14,151) 1.0
Rosehill Resources, Inc., expiring 4/27/2022 244,800 7,344 (1,224) 0.1
Sirius International Insurance Group Ltd., expiring 11/5/2023 286,625 85,988 2,866 (0.2)
Spartan Energy Acquisition Corp., expiring 10/1/2023 48,333 24,162 (1,938) 0.1
VectoIQ Acquisition Corp., expiring 6/11/2023 180,000 351,000 (172,800) 11.6
Verra Mobility Corp., expiring 10/17/2023 66,667 117,334 (81,334) 5.5
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees.
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.28% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
04/15/2020
- 03/12/2025 $240,056,264 $(5,059,339) $(672,077) $(5,731,416)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acacia Communications, Inc. 158,959 10,678,866 194,492 (3.4)
Advanced Disposal Services, Inc. 341,369 11,196,903 166,892 (2.9)
Allergan plc 53,159 9,414,459 214,639 (3.7)
Anixter International, Inc. 71,858 6,314,162 (395,754) 6.9
Caesars Entertainment Corp. 493,627 3,336,919 (2,344,728) 40.9
CenterState Bank Corp. 50,205 865,032 (299,848) 5.2
Cincinnati Bell, Inc. 198,872 2,911,486 224,044 (3.9)
Cypress Semiconductor Corp. 543,739 12,679,993 583,885 (10.2)
Delphi Technologies plc 383,911 3,090,484 (2,244,678) 39.2
E*TRADE Financial Corp. 208,649 7,160,834 (1,303,957) 22.8
El Paso Electric Co. 42,213 2,868,795 60,308 (1.1)
FGL Holdings 492,422 4,825,736 (1,044,525) 18.2
Fitbit, Inc. 589,670 3,927,202 (106,602) 1.9
ForeScout Technologies, Inc. 203,897 6,441,106 (229,575) 4.0
Forty Seven, Inc. 72,833 6,949,725 79,794 (1.4)
Front Yard Residential Corp. 118,084 1,411,104 (65,645) 1.1
Genworth Financial, Inc. 843,592 2,800,725 (551,246) 9.6
Hexcel Corp. 34,916 1,298,526 (1,397,380) 24.4
IBERIABANK Corp. 63,928 2,311,636 (2,399,235) 41.9
KEMET Corp. 289,381 6,991,445 (339,829) 5.9
Legg Mason, Inc. 224,536 10,968,584 (211,640) 3.7
LogMeIn, Inc. 76,127 6,339,857 (104,786) 1.8
Mellanox Technologies Ltd. 88,165 10,696,178 738,138 (12.9)
Mobile Mini, Inc. 17,525 459,681 (224,574) 3.9
Opus Bank 24,000 415,920 (222,034) 3.9
Ra Pharmaceuticals, Inc. 132,723 6,372,031 256,274 (4.5)
Raytheon Co. 12,636 1,657,211 (749,441) 13.1
Sprint Corp. 659,472 5,684,649 1,187,050 (20.7)
Tallgrass Energy LP 470,904 7,751,080 (2,668,372) 46.6
Taubman Centers, Inc. 186,715 7,819,624 (1,899,782) 33.1
Tech Data Corp. 43,244 5,658,477 (440,097) 7.7
Tiffany & Co. 53,830 6,970,985 72,720 (1.3)
WABCO Holdings, Inc. 72,103 9,737,510 200,373 (3.5)
Willis Towers Watson plc 28,800 4,891,680 (480,878) 8.4
Wright Medical Group NV 331,782 9,505,554 (356,630) 6.2
Short Positions
Common Stocks
United States
AbbVie, Inc. (46,036) (3,507,483) 122,946 (2.1)
Aon plc (31,104) (5,133,404) 549,866 (9.6)
BorgWarner, Inc. (173,857) (4,236,895) 1,241,342 (21.7)
Eldorado Resorts, Inc. (48,351) (696,254) 1,310,416 (22.9)
Fidelity National Financial, Inc. (31,494) (783,571) 569,823 (9.9)
First Horizon National Corp. (293,046) (2,361,951) 2,376,755 (41.5)
Morgan Stanley (217,610) (7,398,740) 1,401,752 (24.5)
Pacific Premier Bancorp, Inc. (21,600) (406,944) 234,507 (4.1)
South State Corp. (15,048) (883,769) 286,997 (5.0)
T-Mobile US, Inc. (67,648) (5,675,667) (321,328) 5.6
United Bankshares, Inc. (16,170) (373,204) 202,816 (3.5)
United Technologies Corp. (29,502) (2,782,924) 1,161,199 (20.3)
WESCO International, Inc. (17,222) (393,523) 402,805 (7.0)
WillScot Corp. (41,922) (424,670) 260,240 (4.5)
Woodward, Inc. (21,880) (1,300,547) 1,413,914 (24.7)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.28% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43-61 months
maturity
ranging from
03/17/2023
- 03/12/2025 $54,819,457 $(4,841,993) $3,118,952 $(1,723,041)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Germany
Deutsche Bank AG, 1.00%, 5/1/2023 3,375,000 3,316,700 (91,969) 5.3
United States
Air Transport Services Group, Inc., 1.13%, 10/15/2024 3,000,000 2,550,585 (341,328) 19.8
Allegheny Technologies, Inc., 4.75%, 7/1/2022 3,150,000 2,827,276 (2,002,395) 116.2
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 1,625,000 1,346,758 (67,224) 3.9
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,200,000 2,959,627 (1,877,032) 108.9
DISH Network Corp., 3.38%, 8/15/2026 2,575,000 2,101,499 (287,646) 16.7
Guess?, Inc., 2.00%, 4/15/2024 2,250,000 1,348,960 (903,956) 52.5
Infinera Corp., 2.13%, 9/1/2024 1,700,000 1,427,759 (40,732) 2.4
KBR, Inc., 2.50%, 11/1/2023 1,200,000 1,256,066 (55,940) 3.2
Liberty Media Corp., 2.25%, 12/1/2048 2,600,000 2,517,307 (545,085) 31.6
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/2023 1,900,000 1,574,089 26,871 (1.6)
Lumentum Holdings, Inc., 0.25%, 3/15/2024 2,875,000 3,883,136 499,066 (29.0)
Meritor, Inc., 3.25%, 10/15/2037 2,075,000 1,792,296 (304,921) 17.7
Microchip Technology, Inc., 1.63%, 2/15/2025 1,525,000 2,210,296 9,607 (0.6)
NRG Energy, Inc., 2.75%, 6/1/2048 2,500,000 2,404,262 (223,290) 13.0
Splunk, Inc., 1.13%, 9/15/2025 1,425,000 1,575,366 51,927 (3.0)
Zendesk, Inc., 0.25%, 3/15/2023 3,900,000 4,607,893 (638,914) 37.1
SHARES
Short Positions
Common Stocks
United States
Air Transport Services Group, Inc. (45,140) (825,159) (22,713) 1.3
Allegheny Technologies, Inc. (89,377) (759,704) 292,330 (17.0)
Atlas Air Worldwide Holdings, Inc. (9,045) (232,185) (27,695) 1.6
Cleveland-Cliffs, Inc. (318,015) (1,256,159) 1,269,993 (73.7)
DISH Network Corp. (18,371) (367,236) 178,946 (10.4)
Guess?, Inc. (11,345) (76,806) 17,228 (1.0)
Infinera Corp. (96,420) (511,026) 71,197 (4.1)
JPMorgan Chase & Co. (5,768) (519,293) 15,971 (0.9)
KBR, Inc. (29,867) (617,650) (16,139) 0.9
Ligand Pharmaceuticals, Inc. (1,376) (100,063) 3,177 (0.2)
Live Nation Entertainment, Inc. (14,908) (677,718) (55,067) 3.2
Lumentum Holdings, Inc. (38,416) (2,831,259) (268,093) 15.6
Meritor, Inc. (15,072) (199,704) 73,831 (4.3)
Microchip Technology, Inc. (27,850) (1,888,230) 11,140 (0.6)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
NRG Energy, Inc. (17,806) (485,392) 4,346 (0.3)
Splunk, Inc. (6,678) (842,964) 28,017 (1.6)
Zendesk, Inc. (45,759) (2,929,034) 374,499 (21.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/30/2024
- 03/24/2025 $50,931,686 $1,313,815 $(13,678) $1,300,137
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Greenvision Acquisition Corp. 150,000 1,455,000 (30,000) (2.3)
Mexico
Opes Acquisition Corp. 100,000 1,086,000 51,000 3.9
United Kingdom
Leo Holdings Corp. 6,614 68,124 1,653 0.1
United States
Acamar Partners Acquisition Corp. 150,000 1,477,500 36,000 2.8
AMCI Acquisition Corp. 100,000 1,016,000 16,000 1.2
Amplitude Healthcare Acquisition Corp. 93,750 895,312 (253) (0.0)
Apex Technology Acquisition Corp. 80,000 781,600 33,600 2.6
CF Finance Acquisition Corp. 100,000 1,029,000 19,000 1.5
CHP Merger Corp. 148,700 1,442,390 44,610 3.4
Churchill Capital Corp. II 50,000 497,500 13,885 1.1
CIIG Merger Corp. 89,500 868,150 14,705 1.1
Conyers Park II Acquisition Corp. 15,000 160,050 3,900 0.3
Crescent Acquisition Corp. 150,000 1,477,500 37,500 2.9
DiamondPeak Holdings Corp. 100,000 997,000 37,000 2.8
Experience Investment Corp. 50,000 483,500 (1,500) (0.1)
FinServ Acquisition Corp. 50,000 480,000 13,500 1.0
FinTech Acquisition Corp. III 50,000 499,500 9,500 0.7
GigCapital2, Inc. 150,000 1,492,500 43,500 3.3
Gores Metropoulos, Inc. 99,999 1,014,990 38,999 3.0
Graf Industrial Corp. 66,000 671,220 2,574 0.2
GX Acquisition Corp. 150,000 1,470,000 55,500 4.3
Haymaker Acquisition Corp. II 50,000 489,500 10,685 0.8
Healthcare Merger Corp. 150,000 1,477,500 82,500 6.3
Hennessy Capital Acquisition Corp. IV 50,000 505,500 7,500 0.6
Insurance Acquisition Corp. 100,000 1,006,000 31,000 2.4
Juniper Industrial Holdings, Inc. 150,000 1,443,000 33,000 2.5

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Landcadia Holdings II, Inc. 150,000 1,482,000 72,000 5.5
Legacy Acquisition Corp. 100,000 1,037,000 43,000 3.3
Megalith Financial Acquisition Corp. 6,400 65,856 1,152 0.1
Merida Merger Corp. I 100,000 950,000 5,000 0.4
Monocle Acquisition Corp. 150,000 1,507,500 22,500 1.7
Mudrick Capital Acquisition Corp. 150,000 1,552,500 52,500 4.0
New Providence Acquisition Corp. 150,000 1,470,000 45,000 3.5
Osprey Technology Acquisition Corp. 150,000 1,458,000 91,500 7.0
Pivotal Investment Corp. II 150,000 1,486,500 24,000 1.8
Proficient Alpha Acquisition Corp. 80,000 800,000 8,000 0.6
PropTech Acquisition Corp. 100,000 985,000 58,000 4.5
Replay Acquisition Corp. 150,000 1,473,000 48,000 3.7
RMG Acquisition Corp. 150,000 1,488,675 45,675 3.5
Schultze Special Purpose Acquisition Corp. 138,000 1,396,560 28,980 2.2
Software Acquisition Group, Inc. 102,516 987,229 (2,050) (0.2)
South Mountain Merger Corp. 150,000 1,455,000 30,000 2.3
Spartan Energy Acquisition Corp. 89,998 910,780 11,700 0.9
Stable Road Acquisition Corp. 125,000 1,218,750 10,000 0.8
Switchback Energy Acquisition Corp. 50,000 482,500 (3,500) (0.3)
Tortoise Acquisition Corp. 50,000 491,500 10,500 0.8
Trine Acquisition Corp. 100,000 994,000 39,000 3.0
Tuscan Holdings Corp. 150,000 1,495,500 48,000 3.7
Tuscan Holdings Corp. II 150,000 1,459,500 19,500 1.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-1.00% to 0.30%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
04/17/2020
- 03/06/2025 $11,272,402 $377,742 $(546,004) $(168,262)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Penson Technologies LLC, Class B Shares(a) 9,326,216 93 84 (0.1)
China
SINA Corp. 26,694 849,937 93,963 (55.8)
United States
Acacia Communications, Inc. 11,553 776,131 33,966 (20.2)
Altaba, Inc. 212,645 4,614,396 255,174 (151.7)
FHLMC 78,659 109,946 (13,549) 8.1
Fitbit, Inc. 651,308 4,337,711 280,062 (166.4)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
FNMA 27,686 44,021 (4,430) 2.6
Genworth Financial, Inc. 51,097 169,642 (60,294) 35.8
Short Positions
Common Stocks
United States
Precigen, Inc. (108,978) (370,525) (207,234) 123.2
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 123.9%
COMMON STOCKS - 32.5%
Austria - 0.1%
ams AG* 22,996 $ 224,774
Belgium - 1.6%
Ageas(a) 35,220 1,467,688
bpost SA(a) 12,396 87,394
Galapagos NV* 1,114 218,765
Proximus SADP(a) 4,141 95,096
Solvay SA(a) 3,693 266,145
UCB SA(a) 14,155 1,211,133
3,346,221
—
Brazil - 0.0%(b)
Yamana Gold, Inc.(1) 14,270 39,647
Canada - 3.1%
Air Canada(1)*(a) 26,516 296,758
Alimentation Couche-Tard, Inc.,
Class B(1)(a) 22,706 534,857
Atco Ltd., Class I(1)(a) 11,873 328,779
Canadian Imperial Bank of
Commerce(1)(a) 830 48,362
Canadian Utilities Ltd., Class A(1)
(a) 1,931 46,158
Cenovus Energy, Inc.(1)(a) 118,227 238,588
CGI, Inc.(1)*(a) 2,788 150,940
CI Financial Corp.(1)(a) 28,417 282,090
Cogeco Communications, Inc.(1)(a) 1,537 104,269
Empire Co. Ltd., Class A(1)(a) 37,615 735,834
Fairfax Financial Holdings Ltd.(1)(a) 642 196,815
Finning International, Inc.(1)(a) 17,435 187,073
George Weston Ltd.(1)(a) 555 39,686
Hydro One Ltd.(1)(a)(c) 7,310 131,625
iA Financial Corp., Inc.(1)(a) 7,853 246,868
Kinross Gold Corp.(1)*(a) 22,290 89,489
Linamar Corp.(1)(a) 15,456 319,927
Magna International, Inc.(1)(a) 19,678 627,968
Manulife Financial Corp.(1)(a) 19,406 243,661
Methanex Corp.(1) 6,746 82,114
Onex Corp.(1)(a) 4,777 174,848
Quebecor, Inc., Class B(1)(a) 12,365 273,343
Seven Generations Energy Ltd.,
Class A(1)* 66,489 73,231
Shaw Communications, Inc., Class
B(1)(a) 2,158 35,008
Stantec, Inc.(1)(a) 1,975 50,522
Teck Resources Ltd., Class B(1)(a) 37,297 282,782
Thomson Reuters Corp.(1)(a) 7,310 498,034
Tourmaline Oil Corp.(1)(a) 7,029 43,154
6,362,783
—
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd. 259,500 150,572
Denmark - 3.3%
Carlsberg A/S, Class B(a) 17,344 1,952,585
Coloplast A/S, Class B(a) 2,628 381,129
FLSmidth & Co. A/S*(d) 18,664 418,321
Genmab A/S* 451 90,592
INVESTMENTS SHARES VALUE
Denmark - 3.3% (continued)
GN Store Nord A/S(a) 23,624 $ 1,047,444
H Lundbeck A/S(a) 19,757 580,112
Novo Nordisk A/S, Class B(a) 21,704 1,296,078
Pandora A/S(a) 22,834 733,682
ROCKWOOL International A/S,
Class B 2,673 481,459
6,981,402
—
Finland - 1.8%
Fortum OYJ(a) 88,541 1,288,011
Kesko OYJ, Class B(a) 11,094 627,352
Kone OYJ, Class B(a) 8,702 487,318
Orion OYJ, Class B(a) 17,575 715,237
UPM-Kymmene OYJ(a) 21,638 590,002
3,707,920
—
Italy - 5.2%
A2A SpA(a) 1,017,268 1,255,051
Assicurazioni Generali SpA(a) 71,524 968,779
Atlantia SpA(a) 12,269 152,411
Autogrill SpA(a) 42,173 195,703
Azimut Holding SpA(a)(d) 3,434 48,875
Banca Generali SpA(d) 12,839 266,788
Banco BPM SpA* 28,687 37,006
BPER Banca(a) 263,355 801,375
Buzzi Unicem SpA(a)(d) 8,185 149,485
Enel SpA(a) 94,547 652,171
Eni SpA(a) 97,027 964,203
Hera SpA(a) 272,547 986,045
Intesa Sanpaolo SpA(a) 104,985 169,872
Italgas SpA(a) 194,889 1,066,311
Leonardo SpA(a) 55,369 366,054
Mediobanca Banca di Credito
Finanziario SpA(a) 51,389 280,234
Poste Italiane SpA(a)(c) 85,259 717,611
Snam SpA(a) 143,730 656,889
Telecom Italia SpA*(a) 803,970 325,426
Terna Rete Elettrica Nazionale
SpA(a)(d) 46,164 290,181
Unipol Gruppo SpA(a) 196,341 669,576
11,020,046
—
Netherlands - 3.9%
ASM International NV(a) 11,831 1,203,708
ASR Nederland NV(a) 41,627 1,046,643
Koninklijke Ahold Delhaize NV(a) 86,758 2,021,165
Koninklijke KPN NV(a) 28,134 67,280
Koninklijke Philips NV(a) 13,387 549,635
NN Group NV(a) 18,931 514,464
Randstad NV*(a) 12,741 449,655
Signify NV(a)(c) 41,641 807,012
Wolters Kluwer NV(a) 19,654 1,391,191
8,050,753
—
Norway - 0.9%
Leroy Seafood Group ASA(a) 79,281 388,077
Orkla ASA(a) 57,897 496,045
Salmar ASA(a) 13,788 456,161

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Norway - 0.9% (continued)
Yara International ASA(a) 16,958 $ 536,196
1,876,479
—
Singapore - 0.3%
ComfortDelGro Corp. Ltd. 245,800 261,736
Genting Singapore Ltd. 804,700 390,086
651,822
—
Spain - 3.9%
ACS Actividades de Construccion y
Servicios SA(a) 29,010 576,121
Banco Bilbao Vizcaya Argentaria
SA(a) 62,138 192,414
Banco de Sabadell SA 94,423 47,751
Enagas SA(a) 61,460 1,212,434
Endesa SA(a) 93,084 1,969,695
Iberdrola SA(a) 44,030 430,658
Mapfre SA(a) 137,810 233,781
Naturgy Energy Group SA(a) 74,699 1,310,506
Red Electrica Corp. SA(a) 110,690 1,989,044
Repsol SA(a) 11,000 98,134
Telefonica SA 13,064 59,455
8,119,993
—
Sweden - 3.0%
Assa Abloy AB, Class B 7,450 139,082
Axfood AB(a) 19,162 389,671
Electrolux AB, Series B(a) 16,876 208,480
Electrolux Professional AB, Class
B* 29,329 84,496
Essity AB, Class B 51,967 1,591,936
Getinge AB, Class B 35,964 680,047
Hennes & Mauritz AB, Class B 46,905 600,233
Securitas AB, Class B(a) 24,001 257,830
Skanska AB, Class B*(a) 32,444 488,255
Swedish Match AB(a) 4,379 247,937
Swedish Orphan Biovitrum AB* 29,407 488,488
Telefonaktiebolaget LM Ericsson,
Class B* 111,912 905,924
Volvo AB, Class B(d) 7,704 91,569
6,173,948
—
Switzerland - 5.0%
Adecco Group AG (Registered)(a) 35,678 1,405,950
Baloise Holding AG (Registered)(a) 472 61,536
Bucher Industries AG (Registered) 128 33,738
Credit Suisse Group AG
(Registered)*(a) 13,507 109,020
dormakaba Holding AG*(a) 916 405,292
Dufry AG (Registered) 1,507 46,250
Flughafen Zurich AG
(Registered)*(a) 3,589 401,511
Geberit AG (Registered)(a) 1,522 666,909
Helvetia Holding AG (Registered) 5,451 465,717
Kuehne + Nagel International AG
(Registered)(a) 272 37,052
LafargeHolcim Ltd. (Registered)*(a) 14,509 529,484
Logitech International SA
(Registered)(a) 5,304 227,157
Nestle SA (Registered)(a) 8,690 889,576
INVESTMENTS SHARES VALUE
Switzerland - 5.0% (continued)
Novartis AG (Registered)(a) 18,491 $ 1,525,486
OC Oerlikon Corp. AG (Registered) 5,294 41,917
Roche Holding AG(a) 6,259 2,013,783
SGS SA (Registered)(a) 26 59,968
Sonova Holding AG (Registered)(a) 7,588 1,353,050
Sunrise Communications Group
AG*(c) 539 43,202
Swiss Life Holding AG (Registered)
(a) 206 69,143
UBS Group AG (Registered)*(a) 7,874 72,174
10,457,915
—
United States - 0.3%
Alliance Data Systems Corp.(1)(a) 485 16,320
BRP, Inc.(1)(a) 16,738 273,079
Morgan Stanley(1)(d) 9,337 317,459
606,858
—
TOTAL COMMON STOCKS
(Cost $74,656,569) 67,771,133
SHORT-TERM INVESTMENTS - 91.4%
INVESTMENT COMPANIES - 49.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(e)(f) 1,047,995 1,047,995
Limited Purpose Cash Investment
Fund, 0.85%(1)(e)(g) 101,924,104 102,056,605
TOTAL INVESTMENT COMPANIES
(Cost $102,995,986) 103,104,600
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 42.0%
U.S. Treasury Bills
1.70%, 4/9/2020(h)(i) $ 12,516,000 12,515,752
1.63%, 4/16/2020(h)(i) 33,542,000 33,540,953
1.62%, 4/30/2020(h)(i) 3,071,000 3,070,863
0.40%, 9/10/2020(h)(i) 9,381,000 9,376,188
0.30%, 9/17/2020(h)(i) 27,261,000 27,253,481
0.08%, 9/24/2020(h)(i) 1,762,000 1,761,190
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $87,445,708) 87,518,427
TOTAL SHORT-TERM INVESTMENTS
(Cost $190,441,694) 190,623,027
TOTAL LONG POSITIONS
(Cost $265,098,263) 258,394,160
SHARES
SHORT POSITIONS - (24.0)%
COMMON STOCKS - (24.0)%
Belgium - (0.9)%
Anheuser-Busch InBev SA/NV (8,227) (363,386)
Umicore SA (43,768) (1,509,614)
(1,873,000)
—
Canada - (3.3)%
Agnico Eagle Mines Ltd.(1) (1,978) (78,963)
AltaGas Ltd.(1) (41,114) (372,489)
ARC Resources Ltd.(1) (21,755) (62,608)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Canada - (3.3)% (continued)
BlackBerry Ltd.(1)* (8,474) $ (34,744)
Brookfield Asset Management, Inc.,
Class A(1) (2,412) (106,914)
Cameco Corp.(1) (56,183) (428,369)
Canada Goose Holdings, Inc.(1)* (18,559) (371,101)
Dollarama, Inc.(1) (9,407) (260,960)
Element Fleet Management Corp.
(1) (34,273) (218,209)
Enbridge, Inc.(1) (40,507) (1,179,546)
Franco-Nevada Corp.(1) (2,535) (253,284)
Husky Energy, Inc.(1) (15,758) (39,639)
Inter Pipeline Ltd.(1) (58,588) (350,537)
Pembina Pipeline Corp.(1) (10,637) (199,543)
PrairieSky Royalty Ltd.(1) (49,050) (258,965)
Restaurant Brands International,
Inc.(1) (1,251) (50,412)
Saputo, Inc.(1) (4,251) (102,220)
Shopify, Inc., Class A(1)* (327) (137,004)
SNC-Lavalin Group, Inc.(1) (54,341) (801,619)
Stars Group, Inc. (The)(1)* (15,190) (310,643)
Suncor Energy, Inc.(1) (32,026) (511,123)
TC Energy Corp.(1) (14,166) (629,634)
Vermilion Energy, Inc.(1) (16,050) (49,269)
(6,807,795)
—
Denmark - (2.3)%
Chr Hansen Holding A/S (21,764) (1,606,025)
Dfds A/S* (2,580) (58,050)
DSV Panalpina A/S (16,515) (1,501,693)
ISS A/S (37,885) (518,287)
Novozymes A/S, Class B (16,920) (758,977)
Orsted A/S(c) (2,076) (203,236)
Vestas Wind Systems A/S (836) (68,022)
(4,714,290)
—
Finland - (0.8)%
Huhtamaki OYJ (13,359) (427,722)
Neste OYJ (955) (31,751)
Nokian Renkaat OYJ (42,108) (1,005,458)
Sampo OYJ, Class A (1,510) (43,562)
Wartsila OYJ Abp (12,001) (87,637)
(1,596,130)
—
Italy - (2.5)%
Amplifon SpA (19,700) (400,171)
Davide Campari-Milano SpA (35,709) (256,082)
DiaSorin SpA (1,314) (173,204)
Ferrari NV (3,413) (525,721)
FinecoBank Banca Fineco SpA (170,993) (1,538,438)
Freni Brembo SpA (53,912) (399,752)
Pirelli & C SpA(c) (257,997) (910,265)
Prysmian SpA (20,668) (328,144)
Saipem SpA* (201,514) (485,831)
Salvatore Ferragamo SpA (16,152) (214,656)
UniCredit SpA (6,296) (48,710)
(5,280,974)
—
INVESTMENTS SHARES VALUE
Luxembourg - (0.5)%
ArcelorMittal SA (56,130) $ (529,893)
Tenaris SA (78,706) (474,819)
(1,004,712)
—
Netherlands - (2.5)%
Adyen NV*(c) (493) (418,998)
Aegon NV (46,550) (116,254)
Altice Europe NV* (166,228) (641,553)
Argenx SE* (225) (29,617)
ASML Holding NV (233) (61,422)
Boskalis Westminster (19,550) (356,028)
Just Eat Takeaway*(c) (11,173) (844,935)
Koninklijke DSM NV (1,493) (167,946)
Koninklijke Vopak NV (17,610) (924,704)
OCI NV* (43,846) (523,963)
SBM Offshore NV (89,145) (1,178,539)
(5,263,959)
—
Norway - (0.3)%
Equinor ASA (3,859) (48,107)
Norsk Hydro ASA (204,510) (440,957)
Schibsted ASA, Class A (9,036) (174,035)
(663,099)
—
Singapore - (0.3)%
City Developments Ltd. (38,200) (193,700)
Jardine Cycle & Carriage Ltd. (14,400) (197,989)
Singapore Airlines Ltd. (7,400) (30,038)
Singapore Technologies
Engineering Ltd. (22,800) (49,882)
Singapore Telecommunications Ltd. (135,800) (242,093)
(713,702)
—
Spain - (3.0)%
Amadeus IT Group SA (1,067) (50,222)
Banco Santander SA (317,979) (756,416)
Bankia SA (95,114) (103,719)
CaixaBank SA (54,943) (101,678)
Cellnex Telecom SA(c) (49,148) (2,229,476)
Ferrovial SA (74,474) (1,767,770)
Grifols SA (39,612) (1,325,315)
(6,334,596)
—
Sweden - (2.1)%
Alfa Laval AB (2,064) (35,338)
Atlas Copco AB, Class A (30,680) (1,020,242)
BillerudKorsnas AB (31,857) (347,360)
Elekta AB, Class B (34,622) (282,251)
Epiroc AB, Class A (19,784) (195,495)
Hexagon AB, Class B (3,420) (144,615)
Hexpol AB (13,172) (77,824)
Husqvarna AB, Class B (9,015) (44,847)
Saab AB, Class B (28,357) (538,773)
SSAB AB, Class A (124,043) (281,277)
Svenska Cellulosa AB SCA, Class
B* (54,734) (541,639)
Svenska Handelsbanken AB, Class
A* (88,875) (732,961)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $56,350,631.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $(2,907,460), which represents approximately (1.39)% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $758,108.
(e) Represents 7-day effective yield as of March 31, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
INVESTMENTS SHARES VALUE
Sweden - (2.1)% (continued)
Tele2 AB, Class B (11,269) $ (150,137)
(4,392,759)
—
Switzerland - (4.8)%
ABB Ltd. (Registered) (10,428) (181,250)
Alcon, Inc.* (1,600) (81,969)
Chocoladefabriken Lindt &
Spruengli AG (25) (209,837)
Cie Financiere Richemont SA
(Registered) (10,644) (568,963)
Clariant AG (Registered) (47,330) (787,771)
EMS-Chemie Holding AG
(Registered) (89) (55,507)
Idorsia Ltd.* (13,442) (347,423)
Julius Baer Group Ltd.* (20,195) (676,481)
Lonza Group AG (Registered)* (1,747) (718,583)
Schindler Holding AG (929) (203,244)
Sika AG (Registered) (10,783) (1,770,707)
Straumann Holding AG
(Registered) (1,249) (913,150)
Sulzer AG (Registered) (598) (37,227)
Swiss Re AG (6,553) (504,574)
Temenos AG (Registered)* (15,072) (1,964,630)
Vifor Pharma AG (7,893) (1,079,824)
(10,101,140)
—
United Kingdom - (0.5)%
CNH Industrial NV (75,046) (427,409)
Subsea 7 SA (110,251) (520,752)
(948,161)
—
Zambia - (0.2)%
First Quantum Minerals Ltd.(1) (80,784) (412,731)
TOTAL COMMON STOCKS
(Proceeds$(64,305,094)) (50,107,048)
TOTAL SHORT POSITIONS
(Proceeds $(64,305,094)) (50,107,048)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $200,793,169) 208,287,112
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1%(j) 287,664
NET ASSETS - 100.0% $208,574,776
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,434,216) (1.2) %
Consumer Discretionary (2,310,290) (1.1)
Consumer Staples 9,439,357 4.5
Energy (5,956,427) (2.9)
Financials 4,802,630 2.3
Health Care 6,799,474 3.3
Industrials 2,569,053 1.2
Information Technology (82,813) 0.0( b )
Materials (8,006,814) (3.8)
Real Estate (193,700) (0.1)
Utilities 13,037,831 6.3
Short-Term Investments 190,623,027 91.4
Total Investments In Securities
At Value 208,287,112 99.9
Other Assets in Excess of
Liabilities(j) 287,664 0.1
Net Assets
$ 208,574,776 100.0%

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
AFFILIATE
VALUE
AT
12/31/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 48.9%
INVESTMENT COMPANIES - 48.9%
Limited Purpose Cash
Investment Fund,
0.85%(1)^(a)
(Cost $101,947,991) $81,189,187 $111,570,611 $(90,803,508) $16,787 $83,528 $102,056,605 101,924,104 270,044
^    No longer affiliated as of March 31, 2020.
(a) Represents 7-day effective yield as of March 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (27) 6/2020 USD $ (3,469,095) $ 30,155
$ 30,155
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 25,000 USD 17,693 CITI 6/17/2020 $ 85
CAD 25,000 USD 17,693 JPMC 6/17/2020 85
CHF 454,500 USD 467,726 CITI 6/17/2020 6,215
CHF 454,500 USD 467,727 JPMC 6/17/2020 6,214
DKK 2,520,000 USD 366,658 CITI 6/17/2020 6,675
DKK 2,520,000 USD 366,658 JPMC 6/17/2020 6,675
EUR 1,745,000 USD 1,899,856 CITI 6/17/2020 30,367
EUR 1,745,000 USD 1,899,859 JPMC 6/17/2020 30,363
NOK 31,500 USD 2,976 CITI 6/17/2020 55
NOK 31,500 USD 2,976 JPMC 6/17/2020 55
SEK 7,145,000 USD 716,365 CITI 6/17/2020 7,121
SEK 7,145,000 USD 716,366 JPMC 6/17/2020 7,120
SGD 84,000 USD 58,993 CITI 6/17/2020 175
SGD 84,000 USD 58,993 JPMC 6/17/2020 175
USD 175,897 CAD 246,500 CITI 6/17/2020 611
USD 175,897 CAD 246,500 JPMC 6/17/2020 611
USD 1,042,425 CHF 988,189 CITI 6/17/2020 11,967
USD 1,042,423 CHF 988,188 JPMC 6/17/2020 11,964
USD 169,102 DKK 1,124,500 CITI 6/17/2020 2,510
USD 169,102 DKK 1,124,500 JPMC 6/17/2020 2,510
USD 5,069,247 EUR 4,520,041 CITI 6/17/2020 69,424
USD 5,069,245 EUR 4,520,045 JPMC 6/17/2020 69,420
USD 47,381 NOK 442,508 CITI 6/17/2020 4,805

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 47,379 NOK 442,492 JPMC 6/17/2020 $ 4,804
USD 2,323,004 SEK 22,389,000 CITI 6/17/2020 55,948
USD 2,323,001 SEK 22,389,000 JPMC 6/17/2020 55,945
USD 574,002 SGD 799,000 CITI 6/17/2020 11,196
USD 574,001 SGD 799,000 JPMC 6/17/2020 11,195
Total unrealized appreciation 414,290
CAD 787,842 USD 567,062 CITI 6/17/2020 (6,825)
CAD 787,864 USD 567,079 JPMC 6/17/2020 (6,826)
CHF 937,500 USD 990,898 CITI 6/17/2020 (13,296)
CHF 937,500 USD 990,899 JPMC 6/17/2020 (13,296)
DKK 7,876,000 USD 1,174,446 CITI 6/17/2020 (7,632)
DKK 7,876,000 USD 1,174,447 JPMC 6/17/2020 (7,633)
EUR 4,429,000 USD 4,954,504 CITI 6/17/2020 (55,387)
EUR 4,429,000 USD 4,954,510 JPMC 6/17/2020 (55,395)
NOK 1,002,502 USD 104,805 CITI 6/17/2020 (8,350)
NOK 1,002,498 USD 104,805 JPMC 6/17/2020 (8,350)
SEK 4,687,000 USD 487,979 CITI 6/17/2020 (13,386)
SEK 4,687,000 USD 487,980 JPMC 6/17/2020 (13,386)
SGD 266,500 USD 190,607 CITI 6/17/2020 (2,888)
SGD 266,500 USD 190,607 JPMC 6/17/2020 (2,888)
USD 3,147 CAD 4,500 CITI 6/17/2020 (53)
USD 3,147 CAD 4,500 JPMC 6/17/2020 (53)
USD 988,424 CHF 958,813 CITI 6/17/2020 (11,402)
USD 988,420 CHF 958,810 JPMC 6/17/2020 (11,402)
USD 2,342,313 DKK 16,083,000 CITI 6/17/2020 (40,353)
USD 2,342,310 DKK 16,083,000 JPMC 6/17/2020 (40,357)
USD 7,547,038 EUR 6,905,456 CITI 6/17/2020 (91,399)
USD 7,547,031 EUR 6,905,458 JPMC 6/17/2020 (91,411)
USD 25,738 HKD 200,000 CITI 6/17/2020 (52)
USD 25,737 HKD 200,000 JPMC 6/17/2020 (52)
USD 197,030 NOK 2,079,494 CITI 6/17/2020 (3,048)
USD 197,031 NOK 2,079,506 JPMC 6/17/2020 (3,047)
USD 14,470 SEK 145,500 CITI 6/17/2020 (262)
USD 14,470 SEK 145,500 JPMC 6/17/2020 (262)
USD 8,744 SGD 12,500 CITI 6/17/2020 (60)
USD 8,744 SGD 12,500 JPMC 6/17/2020 (60)
Total unrealized depreciation (508,811)
Net unrealized depreciation $ (94,521)
Total Return Basket Swaps Outstanding at March 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-2.75% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
7-73 months
maturity
10/14/2020 $7,056,023 $238,569 $81,010 $319,579

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 23,629 247,286 5,039 1.6
Aurizon Holdings Ltd. 535,613 1,388,080 57,608 18.0
BlueScope Steel Ltd. 75,447 395,004 (84,677) (26.5)
CIMIC Group Ltd. 30,153 427,066 51,454 16.1
Fortescue Metals Group Ltd. 122,615 751,412 4,158 1.3
Harvey Norman Holdings Ltd. 36,068 66,227 (2,457) (0.8)
Incitec Pivot Ltd. 44,988 55,804 2,074 0.6
Qantas Airways Ltd. 34,015 66,180 6,278 2.0
Telstra Corp. Ltd. 59,977 112,586 (14,909) (4.7)
Treasury Wine Estates Ltd. 16,971 105,366 11,712 3.7
Short Positions
Common Stocks
Australia
Afterpay Ltd. (27,369) (318,259) (13,180) (4.1)
Alumina Ltd. (280,347) (251,246) 15,729 4.9
Aristocrat Leisure Ltd. (7,248) (93,917) 4,746 1.5
Challenger Ltd. (159,860) (390,478) 82,974 26.0
Domino's Pizza Enterprises Ltd. (1,194) (36,967) (113) (0.0)
Iluka Resources Ltd. (18,508) (78,265) 5,560 1.7
Macquarie Group Ltd. (564) (30,037) 369 0.1
Magellan Financial Group Ltd. (1,936) (51,346) 962 0.3
Northern Star Resources Ltd. (4,550) (29,475) 1,442 0.5
Oil Search Ltd. (20,793) (30,155) 704 0.2
Ramsay Health Care Ltd. (5,677) (199,616) 6,958 2.2
SEEK Ltd. (81,342) (743,323) 42,566 13.3
Seven Group Holdings Ltd. (30,454) (209,548) 19,457 6.1
Sonic Healthcare Ltd. (1,973) (29,654) 277 0.1
WiseTech Global Ltd. (23,096) (240,105) (59,836) (18.7)
Worley Ltd. (108,379) (402,179) 70,599 22.1
United States
James Hardie Industries plc (26,393) (306,442) 23,075 7.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
19-85 months
maturity
10/13/2021 $46,791,815 $(214,070) $(491,393) $(705,463)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 9,080 604,958 141,279 (20.0)
Bouygues SA 16,285 472,610 12,555 (1.8)
Carrefour SA 62,993 998,709 1,681 (0.2)
Cie de Saint-Gobain 37,329 895,726 81,421 (11.5)
Electricite de France SA 92,918 726,574 (71,789) 10.2
Engie SA 81,726 836,912 (92,582) 13.1
Eutelsat Communications SA 78,426 815,252 (5,540) 0.8
Natixis SA 279,330 889,454 335,764 (47.6)
Orange SA 141,003 1,707,188 74,980 (10.6)
Peugeot SA 133,942 1,743,829 110,363 (15.6)
Publicis Groupe SA 31,338 895,606 137,291 (19.5)
Sanofi 8,927 772,854 1,212 (0.2)
Sodexo SA 6,007 403,402 56,594 (8.0)
Veolia Environnement SA 28,851 609,359 65,232 (9.2)
Germany
adidas AG 1,802 400,093 54,383 (7.7)
Bayer AG (Registered) 15,667 897,696 21,875 (3.1)
Covestro AG 14,291 433,706 27,385 (3.9)
Fresenius Medical Care AG & Co. KGaA 11,545 753,611 (17,205) 2.4
HeidelbergCement AG 16,430 701,940 65,417 (9.3)
HOCHTIEF AG 10,540 692,053 83,073 (11.8)
HUGO BOSS AG 30,937 774,417 (23,278) 3.3
ProSiebenSat.1 Media SE 100,818 791,068 97,562 (13.8)
Rheinmetall AG 9,982 693,717 127,432 (18.1)
Siemens Healthineers AG 15,729 608,029 53,830 (7.6)
Software AG 17,299 515,573 51,325 (7.3)
United Kingdom
Dialog Semiconductor plc 30,079 781,844 35,703 (5.1)
Short Positions
Common Stocks
France
Edenred (12,090) (501,729) (58,822) 8.3
EssilorLuxottica SA (3,536) (374,373) 5,043 (0.7)
Faurecia SE (15,992) (468,272) (28,072) 4.0
Iliad SA (3,944) (531,392) (14,655) 2.1
Kering SA (2,253) (1,174,744) (196,367) 27.8
LVMH Moet Hennessy Louis Vuitton SE (2,092) (767,244) (45,489) 6.4
Orpea (6,797) (705,769) (157,548) 22.3
Remy Cointreau SA (7,514) (818,942) (113,828) 16.1
Renault SA (34,702) (659,501) (44,936) 6.4
SEB SA (5,721) (708,580) (84,682) 12.0
Ubisoft Entertainment SA (6,001) (438,619) (10,430) 1.5
Valeo SA (28,140) (458,000) (83,104) 11.8
Worldline SA (11,617) (685,650) (107,207) 15.2
Germany
Allianz SE (Registered) (3,609) (614,604) (31,388) 4.4
Bayerische Motoren Werke AG (7,654) (390,731) (19,962) 2.8
Daimler AG (Registered) (29,912) (893,297) (83,988) 11.9
Delivery Hero SE (16,039) (1,179,254) (119,228) 16.9
Deutsche Bank AG (Registered) (179,649) (1,142,044) (104,624) 14.8
Fraport AG Frankfurt Airport Services Worldwide (9,442) (380,089) (65,638) 9.3
Sartorius AG (Preference) (3,906) (933,830) (143,313) 20.3
thyssenkrupp AG (161,745) (851,938) (178,167) 25.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
United Internet AG (Registered) (28,832) (838,374) (89,621) 12.7
Zalando SE (22,938) (864,536) (36,593) 5.2
Luxembourg
Eurofins Scientific SE (1,782) (869,617) 51,060 (7.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.88% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
19-85 months
maturity
10/13/2021 $49,309,912 $1,082,159 $301,782 $1,383,941
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 233,052 666,791 (54,241) (3.9)
South Africa
Investec plc 218,960 407,915 (70,515) (5.1)
Switzerland
Coca-Cola HBC AG 20,442 438,405 38,290 2.8
United Kingdom
Avast plc 94,459 456,681 120,151 8.7
Aviva plc 412,477 1,356,123 87,591 6.3
BAE Systems plc 109,317 702,364 44,750 3.2
Barclays plc 850,617 966,668 25,844 1.9
Barratt Developments plc 149,888 810,192 (25,056) (1.8)
Bellway plc 31,038 822,258 (11,258) (0.8)
Berkeley Group Holdings plc 19,922 889,190 (9,377) (0.7)
BT Group plc 962,100 1,399,438 (55,920) (4.0)
Centrica plc 1,245,254 586,754 (24,153) (1.7)
Howden Joinery Group plc 87,091 547,862 35,460 2.6
Inchcape plc 96,226 513,543 (10,949) (0.8)
JD Sports Fashion plc 107,472 601,923 132,837 9.6
Kingfisher plc 439,026 771,153 79,410 5.7
Marks & Spencer Group plc 463,889 562,343 25,544 1.8
Meggitt plc 160,404 576,599 (49,575) (3.6)
Moneysupermarket.com Group plc 153,132 569,049 105,276 7.6
Next plc 12,094 606,742 (34,519) (2.5)
Persimmon plc 36,721 868,035 68,878 5.0
Royal Mail plc 400,108 616,776 (119,110) (8.6)
Sage Group plc (The) 71,970 523,333 9,165 0.7
Tate & Lyle plc 121,476 988,309 103,227 7.5
Taylor Wimpey plc 578,722 832,758 (34,821) (2.5)
WH Smith plc 36,746 516,132 98,261 7.1

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (27,045) (744,823) 3,953 0.3
Beazley plc (106,658) (514,488) 7,573 0.5
BP plc (120,296) (493,327) (99,283) (7.2)
Croda International plc (18,631) (982,926) 1,384 0.1
DS Smith plc (285,714) (968,406) 74,478 5.4
GVC Holdings plc (102,780) (711,929) (285,751) (20.6)
Hargreaves Lansdown plc (60,355) (1,025,484) 54,895 4.0
Hiscox Ltd. (73,118) (832,673) 77,136 5.6
HSBC Holdings plc (281,675) (1,581,259) 151,534 10.9
Informa plc (94,575) (515,123) (18,598) (1.3)
InterContinental Hotels Group plc (18,935) (805,557) (111,224) (8.0)
John Wood Group plc (275,270) (523,798) 104,996 7.6
Johnson Matthey plc (29,923) (659,325) 121,824 8.8
Legal & General Group plc (221,327) (522,929) (29,981) (2.2)
Lloyds Banking Group plc (1,360,288) (531,808) 64,827 4.7
Ocado Group plc (116,500) (1,747,532) 203,236 14.7
Prudential plc (98,979) (1,240,192) (260,474) (18.8)
Severn Trent plc (56,464) (1,598,324) 97,000 7.0
Spirax-Sarco Engineering plc (7,129) (715,701) 81,756 5.9
St James's Place plc (126,470) (1,180,968) 66,246 4.8
Tesco plc (558,294) (1,576,638) (12,225) (0.9)
Vodafone Group plc (334,357) (462,564) (12,608) (0.9)
Weir Group plc (The) (81,040) (720,780) 109,367 7.9
Whitbread plc (15,462) (573,045) (118,691) (8.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-2.75% to 0.45%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
7-73 months
maturity
10/15/2020 $6,276,820 $20,535 $29,673 $50,208
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd. 55,000 298,413 11,860 23.6
CLP Holdings Ltd. 35,000 320,600 (28,088) (55.9)
Henderson Land Development Co. Ltd. 47,050 178,079 (27,923) (55.6)
Hysan Development Co. Ltd. 100,000 322,940 6,965 13.9
Kerry Properties Ltd. 150,000 392,249 (7,225) (14.4)
Melco International Development Ltd. 90,000 129,003 (9,122) (18.2)
New World Development Co. Ltd. 214,000 228,183 (14,134) (28.2)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Sun Hung Kai Properties Ltd. 10,500 137,277 363 0.7
WH Group Ltd. 537,500 496,117 34,438 68.6
Yue Yuen Industrial Holdings Ltd. 189,000 288,811 (21,281) (42.4)
United Kingdom
CK Hutchison Holdings Ltd. 53,000 353,253 (12,069) (24.0)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (13,000) (33,432) 3,957 7.9
Minth Group Ltd. (48,000) (102,055) 22,994 45.8
Hong Kong
AIA Group Ltd. (48,400) (433,405) (9,875) (19.7)
ASM Pacific Technology Ltd. (16,300) (151,139) 9,783 19.5
Hang Seng Bank Ltd. (24,200) (412,302) 3,773 7.5
HK Electric Investments & HK Electric Investments Ltd. (116,000) (111,368) 3,989 7.9
Hong Kong & China Gas Co. Ltd. (160,000) (261,989) 40,952 81.6
MTR Corp. Ltd. (148,808) (765,415) (3,422) (6.8)
Swire Properties Ltd. (78,200) (218,471) (12,716) (25.3)
Techtronic Industries Co. Ltd. (16,500) (104,773) 4,543 9.0
Wharf Real Estate Investment Co. Ltd. (115,000) (469,077) 18,895 37.6
Macau
Galaxy Entertainment Group Ltd. (13,000) (68,469) 3,878 7.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Bank of
Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-6.88% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
7-73 months
maturity
10/15/2020 $110,381,024 $(323,202) $106,281 $(216,921)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 40,000 744,462 46,222 (21.3)
Astellas Pharma, Inc. 59,600 918,279 94,552 (43.6)
Fujitsu Ltd. 9,600 864,660 56,247 (25.9)
Japan Airlines Co. Ltd. 73,300 1,347,067 (10,235) 4.7
Koito Manufacturing Co. Ltd. 26,400 887,547 141,205 (65.1)
Kyushu Railway Co. 30,200 867,509 40,019 (18.4)
Matsumotokiyoshi Holdings Co. Ltd. 22,700 827,492 106,513 (49.1)
Medipal Holdings Corp. 40,200 751,174 56,138 (25.9)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Nintendo Co. Ltd. 2,600 1,010,499 163,451 (75.4)
Nippon Express Co. Ltd. 17,600 858,508 85,755 (39.5)
Nitto Denko Corp. 16,600 737,355 86,628 (39.9)
Obayashi Corp. 133,000 1,128,576 97,709 (45.0)
Otsuka Corp. 25,000 1,065,763 144,108 (66.4)
Pola Orbis Holdings, Inc. 48,300 887,968 44,883 (20.7)
Resona Holdings, Inc. 371,100 1,112,672 59,105 (27.2)
Shimizu Corp. 125,500 976,621 101,014 (46.6)
Shinsei Bank Ltd. 55,500 735,086 103,126 (47.5)
Shionogi & Co. Ltd. 25,300 1,246,265 141,852 (65.4)
Sundrug Co. Ltd. 23,800 762,653 54,076 (24.9)
Teijin Ltd. 58,900 996,293 136,381 (62.9)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (65,400) (1,448,874) (189,537) 87.4
Asahi Intecc Co. Ltd. (33,900) (838,417) (44,492) 20.5
CyberAgent, Inc. (30,500) (1,182,055) (124,830) 57.5
Daifuku Co. Ltd. (11,900) (745,753) (145,687) 67.2
Daiichi Sankyo Co. Ltd. (15,000) (1,030,150) (223,136) 102.9
FamilyMart Co. Ltd. (74,860) (1,344,180) (248,399) 114.5
Fast Retailing Co. Ltd. (2,000) (816,084) 2,318 (1.1)
GMO Payment Gateway, Inc. (18,600) (1,303,588) (150,074) 69.2
Kansai Electric Power Co., Inc. (The) (78,000) (868,211) (132,049) 60.9
Kansai Paint Co. Ltd. (46,800) (887,700) 11,659 (5.4)
Keio Corp. (15,400) (909,114) (136,514) 62.9
Kikkoman Corp. (37,500) (1,589,981) (251,038) 115.7
Kintetsu Group Holdings Co. Ltd. (17,400) (805,310) (62,214) 28.7
M3, Inc. (28,400) (837,719) (137,104) 63.2
Marui Group Co. Ltd. (46,100) (771,195) (10,081) 4.6
MonotaRO Co. Ltd. (34,600) (914,181) (89,484) 41.3
Nidec Corp. (20,400) (1,051,304) (27,571) 12.7
Nippon Paint Holdings Co. Ltd. (27,400) (1,426,231) (134,546) 62.0
Nissan Motor Co. Ltd. (224,900) (752,450) 39,088 (18.0)
Odakyu Electric Railway Co. Ltd. (45,500) (999,237) (122,367) 56.4
Rakuten, Inc. (129,700) (977,815) (148,513) 68.5
Shimano, Inc. (7,400) (1,055,339) (62,899) 29.0
Shiseido Co. Ltd. (22,900) (1,345,889) (193,293) 89.1
Sony Financial Holdings, Inc. (55,200) (926,902) (74,710) 34.4
Suzuki Motor Corp. (68,900) (1,640,593) 255,232 (117.7)
Takeda Pharmaceutical Co. Ltd. (44,700) (1,361,031) (95,261) 43.9
TOTO Ltd. (24,100) (795,014) (70,580) 32.5
Toyota Motor Corp. (18,800) (1,132,980) 3,476 (1.6)
Yamaha Corp. (19,200) (744,105) (63,517) 29.3
Yaskawa Electric Corp. (47,200) (1,283,398) (185,047) 85.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-20.30% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
7-61 months
maturity
10/15/2020 $285,500,721 $1,517,635 $(2,105,865) $(588,230)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alexion Pharmaceuticals, Inc. 16,683 1,497,967 114,873 (19.5)
Allstate Corp. (The) 10,817 992,243 40,996 (7.0)
Amazon.com, Inc. 854 1,665,061 93,926 (16.0)
Arrow Electronics, Inc. 23,955 1,242,546 83,603 (14.2)
Avnet, Inc. 50,963 1,279,171 17,837 (3.0)
Biogen, Inc. 5,523 1,747,367 55,672 (9.5)
Charles River Laboratories International, Inc. 7,707 972,700 109,516 (18.6)
Cisco Systems, Inc. 23,673 930,586 78,842 (13.4)
Curtiss-Wright Corp. 10,324 954,041 82,282 (14.0)
Electronic Arts, Inc. 12,355 1,237,600 56,800 (9.7)
Facebook, Inc. 10,431 1,739,891 127,553 (21.7)
Gilead Sciences, Inc. 17,898 1,338,054 4,296 (0.7)
Intel Corp. 20,687 1,119,580 72,394 (12.3)
International Paper Co. 30,240 941,371 (71,366) 12.1
Kimberly-Clark Corp. 8,297 1,060,937 (130,869) 22.2
Merck & Co., Inc. 14,376 1,106,089 33,649 (5.7)
NortonLifeLock, Inc. 59,037 1,104,582 117,923 (20.0)
Oracle Corp. 24,749 1,196,119 36,381 (6.2)
Regeneron Pharmaceuticals, Inc. 1,933 943,865 (6,572) 1.1
Tyson Foods, Inc. 18,361 1,062,551 153,395 (26.1)
United Therapeutics Corp. 11,142 1,056,540 155,785 (26.5)
Short Positions
Common Stocks
United States
Albemarle Corp. (18,501) (1,042,901) 197,776 (33.6)
Alliant Energy Corp. (23,367) (1,128,392) 95,337 (16.2)
Amcor plc (185,468) (1,506,000) (350,535) 59.6
Boeing Co. (The) (10,355) (1,544,345) (219,099) 37.2
CenterPoint Energy, Inc. (70,678) (1,091,975) (49,996) 8.5
Charles Schwab Corp. (The) (33,784) (1,135,818) 2,869 (0.5)
Charter Communications, Inc. (2,730) (1,191,126) (118,182) 20.1
Cheniere Energy, Inc. (32,124) (1,076,154) 28,966 (4.9)
Commerce Bancshares, Inc. (19,026) (957,959) 201,295 (34.2)
Digital Realty Trust, Inc. (7,836) (1,088,499) (5,250) 0.9
Energizer Holdings, Inc. (36,864) (1,115,136) 272,663 (46.4)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Eversource Energy (22,737) (1,778,261) 204,633 (34.8)
Freeport-McMoRan, Inc. (141,318) (953,896) (29,136) 5.0
GCI Liberty, Inc. (17,457) (994,525) (130,229) 22.1
Hess Corp. (42,690) (1,421,577) (86,118) 14.6
II-VI, Inc. (37,082) (1,056,837) (49,753) 8.5
Knight-Swift Transportation Holdings, Inc. (32,710) (1,072,888) (1,963) 0.3
LendingTree, Inc. (5,984) (1,097,406) 283,560 (48.2)
National Fuel Gas Co. (32,483) (1,211,291) 134,804 (22.9)
Occidental Petroleum Corp. (93,023) (1,077,206) (17,308) 2.9
Penumbra, Inc. (6,285) (1,013,959) (96,765) 16.5
Sempra Energy (8,349) (943,354) (121,979) 20.7
Southwest Gas Holdings, Inc. (14,559) (1,012,724) (147,774) 25.1
Stericycle, Inc. (25,908) (1,258,611) 187,056 (31.8)
Trex Co., Inc. (12,325) (987,726) (121,648) 20.7
Twilio, Inc. (10,888) (974,367) (112,620) 19.1
Virtu Financial, Inc. (59,211) (1,232,773) (36,510) 6.2
Visa, Inc. (6,723) (1,083,210) (55,443) 9.4
WEC Energy Group, Inc. (12,377) (1,090,785) 177,362 (30.2)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 92.7%
INVESTMENT COMPANIES - 40.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(a)(b) 425,127 $ 425,127
Limited Purpose Cash Investment
Fund, 0.85%(1)(a) 9,670,174 9,682,746
TOTAL INVESTMENT COMPANIES
(Cost $10,093,925) 10,107,873
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.4%
U.S. Treasury Bills
1.63%, 4/16/2020(c) $ 1,361,000 1,360,957
1.61%, 4/23/2020(c) 1,993,000 1,992,962
1.62%, 4/30/2020(c)(d) 2,666,000 2,665,881
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
U.S. TREASURY OBLIGATIONS - 52.4% (continued)
1.55%, 5/7/2020(c) $ 2,369,000 $ 2,368,849
1.56%, 5/14/2020(c) 2,009,000 2,008,814
1.55%, 5/21/2020(c) 761,000 760,931
1.59%, 5/28/2020(c) 309,000 308,963
1.58%, 6/4/2020(c) 830,000 829,893
1.56%, 6/18/2020(c) 331,000 330,934
1.58%, 6/25/2020(c) 530,000 529,917
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,137,533) 13,158,101
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,231,458) 23,265,974
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.7%
(Cost $23,231,458) 23,265,974
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.3%(e) 1,824,511
NET ASSETS - 100.0% $25,090,485
(a) Represents 7-day effective yield as of March 31, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward Effective Interest rate swap contracts outstanding as of March 31, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 6/09/2022 AUD 900,000 $ (2,137) $ 3,707 $ 1,570
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 9/08/2022 AUD 6,400,000 (2,849) 13,525 10,676
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/11/2030 NZD 800,000 (7,796) 8,890 1,094
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/15/2022 CAD 9,100,000 (61,047) 167,902 106,855
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 9/14/2022 CAD 5,900,000 85,571 505 86,076
Pay 3 Month London
Interbank Offered Rate
Quarterly 1.50% Semi-Annually 9/16/2022 USD 7,300,000 148,473 23,391 171,864
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 9/18/2030 SEK 41,700,000 66,942 (33,080) 33,862

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 9/16/2030 EUR 800,000 $ 25,695 $ (4,162) $ 21,533
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/15/2022 JPY 141,000,000 2,350 (1,151) 1,199
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Semi-Annually 6/17/2022 GBP 6,100,000 (43,848) 47,976 4,128
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 9/16/2022 GBP 21,800,000 98,029 68,711 166,740
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/21/2022 JPY 4,631,600,000 89,446 (42,900) 46,546
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 9/21/2022 CHF 600,000 1,052 517 1,569
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/21/2022 NOK 41,000,000 18,624 44,238 62,862
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 6/15/2022 SEK 37,100,000 13,991 (5,462) 8,529
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 9/21/2022 SEK 277,600,000 20,096 45,663 65,759
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 CHF 100,000 866 (56) 810
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/18/2030 JPY 620,700,000 363 23,518 23,881
453,821 361,732 815,553
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Semi-Annually 9/14/2022 NZD 1,300,000 (1,494) 1,027 (467)
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 6/15/2022 NZD 9,200,000 17,573 (68,579) (51,006)
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/14/2022 NZD 6,900,000 (22,456) (16,017) (38,473)
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/17/2030 CAD 400,000 12,684 (22,849) (10,165)
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 9/16/2030 CAD 100,000 (6,536) 709 (5,827)
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 9/16/2030 USD 500,000 (50,406) (590) (50,996)
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.50% Semi-Annually 6/13/2030 AUD 200,000 (2,628) (4,408) (7,036)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 9/12/2030 AUD 300,000 $ 287 $ (1,507) $ (1,220)
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 9/16/2022 EUR 14,700,000 (20,663) (3,015) (23,678)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 9/16/2030 GBP 2,200,000 (133,231) 22,501 (110,730)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Annually 9/18/2030 CHF 100,000 (839) (1,151) (1,990)
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 NOK 62,400,000 (7,239) (28,194) (35,433)
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/18/2030 NOK 3,600,000 (4,821) (9,421) (14,242)
(219,769) (131,494) (351,263)
$ 234,052 $ 230,238 $ 464,290
(a) Floating rate indices at March 31, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate: 0.37%
3 Month Canadian Bankers’ Acceptance Rate: 1.24%
3 Month London Interbank Offered Rate: 1.45%
3 Month Stockholm Interbank Offered Rate: 0.31%
6 Month Australian Bank-Bill Reference Rate: 0.54%
6 Month Euro Interbank Offered Rate: (0.29)%
6 Month London Interbank Offered Rate: 1.18%
6 Month Norwegian Interbank Offered Rate: 1.00%
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (204,450) $ 27,017
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (44,300) 946
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (44,300) 953
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (226,884) 34,501
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 32,412 1,078

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 TWD 5,757,000 $ 2,220
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 06/17/2020 USD (134,485) 26,276
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 USD 108 5
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-1.75%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 EUR 72 12
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.05%) Monthly GSIN 06/17/2020 MXN (128,313) 646
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.05%) Monthly GSIN 06/17/2020 MXN (1,821,613) 13,191
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 EUR 196 34
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 EUR 30,373 2,147

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.15%) Monthly GSIN 06/17/2020 ZAR (1,053,755) $ 10,108
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.50%) Monthly GSIN 06/17/2020 ZAR (4,017,863) 39,645
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.87%) Monthly GSIN 06/17/2020 CHF (128,263) 5,858
164,637
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/30/2020 TRY 684,160 (28,613)
Canada 10
Year Bond June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 06/19/2020 CAD (2,354,240) (82,849)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/18/2020 ZAR (254,520) (1,131)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 BRL 363,940 (1,098)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/11/2020 KRW 885,000,000 (81,249)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/30/2020 USD (102,846) (7,297)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (192,900) (14,671)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/24/2020 USD (96,450) (7,311)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/19/2020 CHF (820,350) (83,411)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (227,500) (8,254)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (85,313) $ (3,569)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/19/2020 PLN (121,520) (2,142)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 BRL 227,528 (10,926)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.65%) Monthly GSIN 06/17/2020 CAD (139,468) (7,844)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 HKD 629,362 (7,106)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 EUR 99,692 (20,370)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 EUR 110,595 (14,678)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2020 EUR 194,256 (23,227)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.87%) Monthly GSIN 06/17/2020 CHF (115,914) $ (9,828)
(415,574)
$ (250,937)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 4/2020 EUR $ 745,287 $ 55,290
IBEX 35 Index 13 4/2020 EUR 969,745 76,589
LME Aluminum Base Metal 4 4/2020 USD 149,665 (30,719)
LME Aluminum Base Metal 5 4/2020 USD 187,169 (38,416)
LME Aluminum Base Metal 6 4/2020 USD 225,225 (45,536)
LME Aluminum Base Metal 7 4/2020 USD 261,793 (57,990)
LME Aluminum Base Metal 8 4/2020 USD 300,414 (61,486)
LME Copper Base Metal 1 4/2020 USD 123,647 (18,902)
LME Copper Base Metal 1 4/2020 USD 123,583 (29,623)
LME Copper Base Metal 1 4/2020 USD 123,542 (30,458)
LME Nickel Base Metal 1 4/2020 USD 68,633 (14,890)
LME Nickel Base Metal 1 4/2020 USD 68,678 (13,576)
MSCI Taiwan Index 7 4/2020 USD 259,700 (3,337)
NY Harbor ULSD 1 4/2020 USD 42,063 (6,558)
RBOB Gasoline 1 4/2020 USD 24,893 (14,992)
LME Aluminum Base Metal 1 5/2020 USD 37,748 (5,183)
LME Aluminum Base Metal 2 5/2020 USD 75,582 (9,824)
LME Aluminum Base Metal 2 5/2020 USD 75,825 (8,981)
LME Aluminum Base Metal 3 5/2020 USD 113,395 (16,495)
LME Copper Base Metal 1 5/2020 USD 123,674 (15,904)
LME Copper Base Metal 3 5/2020 USD 371,100 (54,234)
LME Copper Base Metal 3 5/2020 USD 371,003 (62,982)
LME Copper Base Metal 3 5/2020 USD 371,084 (60,862)
LME Copper Base Metal 4 5/2020 USD 494,705 (70,575)
LME Nickel Base Metal 1 5/2020 USD 68,803 (5,543)
LME Zinc Base Metal 1 5/2020 USD 47,540 (6,201)
LME Zinc Base Metal 1 5/2020 USD 47,569 (2,072)
LME Zinc Base Metal 3 5/2020 USD 142,679 (18,374)
Silver 1 5/2020 USD 70,780 (23,340)
Australia 10 Year Bond 4 6/2020 AUD 370,563 1,167
EURO STOXX 50 Index 42 6/2020 EUR 1,272,460 91,495
Euro-Bund 4 6/2020 EUR 761,045 656
Euro-OAT 9 6/2020 EUR 1,659,743 (6,620)
FTSE/MIB Index 14 6/2020 EUR 1,306,584 156,237
Japan 10 Year Bond 1 6/2020 JPY 1,418,926 6,329
LME Aluminum Base Metal 1 6/2020 USD 38,110 (745)
LME Aluminum Base Metal 1 6/2020 USD 38,036 (3,730)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 6/2020 USD $ 38,094 $ (880)
LME Aluminum Base Metal 1 6/2020 USD 38,020 (3,496)
LME Aluminum Base Metal 1 6/2020 USD 38,030 (4,223)
LME Aluminum Base Metal 2 6/2020 USD 76,115 (7,029)
LME Aluminum Base Metal 2 6/2020 USD 76,125 (5,037)
LME Aluminum Base Metal 5 6/2020 USD 190,750 (652)
LME Aluminum Base Metal 5 6/2020 USD 190,591 (2,036)
LME Aluminum Base Metal 6 6/2020 USD 228,375 (27,180)
LME Copper Base Metal 1 6/2020 USD 123,743 (18,836)
LME Copper Base Metal 1 6/2020 USD 123,789 (12,689)
LME Copper Base Metal 1 6/2020 USD 123,741 3,183
LME Copper Base Metal 2 6/2020 USD 247,538 (15,993)
LME Nickel Base Metal 1 6/2020 USD 68,859 (5,253)
LME Zinc Base Metal 1 6/2020 USD 47,638 409
LME Zinc Base Metal 1 6/2020 USD 47,606 (1,344)
LME Zinc Base Metal 2 6/2020 USD 95,238 94
Long Gilt 3 6/2020 GBP 507,485 (584)
S&P 500 E-Mini Index 13 6/2020 USD 1,670,305 111,935
S&P/TSX 60 Index 2 6/2020 CAD 231,422 370
SPI 200 Index 4 6/2020 AUD 314,255 6,942
U.S. Treasury 10 Year Note 15 6/2020 USD 2,080,313 16,351
(316,333)
Short Contracts
Brent Crude Oil (4) 4/2020 USD (105,400) 9,832
CAC 40 10 Euro Index (29) 4/2020 EUR (1,405,701) (189,924)
FTSE Bursa Malaysia KLCI Index (5) 4/2020 MYR (77,083) (665)
Hang Seng Index (3) 4/2020 HKD (458,934) (2,912)
HSCEI (5) 4/2020 HKD (310,664) (2,089)
LME Aluminum Base Metal (4) 4/2020 USD (149,665) 30,131
LME Aluminum Base Metal (5) 4/2020 USD (187,169) 37,223
LME Aluminum Base Metal (6) 4/2020 USD (225,225) 45,535
LME Aluminum Base Metal (7) 4/2020 USD (261,793) 58,297
LME Aluminum Base Metal (8) 4/2020 USD (300,414) 62,002
LME Copper Base Metal (1) 4/2020 USD (123,583) 29,661
LME Copper Base Metal (1) 4/2020 USD (123,542) 30,319
LME Copper Base Metal (1) 4/2020 USD (123,647) 19,666
LME Nickel Base Metal (1) 4/2020 USD (68,633) 14,411
LME Nickel Base Metal (1) 4/2020 USD (68,678) 14,002
MSCI Singapore Index (21) 4/2020 SGD (415,760) 4,345
Natural Gas (53) 4/2020 USD (869,200) 107,501
OMXS30 Index (42) 4/2020 SEK (628,352) (67,072)
SGX NIFTY 50 Index (1) 4/2020 USD (17,141) 300
WTI Crude Oil (3) 4/2020 USD (61,440) 13,301
Copper (1) 5/2020 USD (55,700) (1,715)
Corn (5) 5/2020 USD (85,188) 7,209
LME Aluminum Base Metal (1) 5/2020 USD (37,748) 5,137
LME Aluminum Base Metal (2) 5/2020 USD (75,825) 9,158
LME Aluminum Base Metal (2) 5/2020 USD (75,582) 9,752
LME Aluminum Base Metal (3) 5/2020 USD (113,395) 16,668
LME Copper Base Metal (1) 5/2020 USD (123,674) 17,052
LME Copper Base Metal (3) 5/2020 USD (371,100) 53,651
LME Copper Base Metal (3) 5/2020 USD (371,084) 60,170
LME Copper Base Metal (3) 5/2020 USD (371,003) 61,317
LME Copper Base Metal (4) 5/2020 USD (494,705) 71,284
LME Nickel Base Metal (1) 5/2020 USD (68,803) 5,596
LME Zinc Base Metal (1) 5/2020 USD (47,540) 6,150

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 5/2020 USD $ (47,569) $ 2,765
LME Zinc Base Metal (3) 5/2020 USD (142,679) 17,671
Soybean (11) 5/2020 USD (487,300) 1,844
Soybean Oil (3) 5/2020 USD (48,618) (599)
Canada 10 Year Bond (9) 6/2020 CAD (940,993) (726)
DAX Index (3) 6/2020 EUR (819,524) (56,479)
FTSE 100 Index (12) 6/2020 GBP (839,983) (46,488)
FTSE/JSE Top 40 Index (3) 6/2020 ZAR (68,838) (7,152)
KOSPI 200 Index (1) 6/2020 KRW (48,466) (247)
LME Aluminum Base Metal (1) 6/2020 USD (38,110) 630
LME Aluminum Base Metal (1) 6/2020 USD (38,020) 3,648
LME Aluminum Base Metal (1) 6/2020 USD (38,030) 4,164
LME Aluminum Base Metal (1) 6/2020 USD (38,036) 3,532
LME Aluminum Base Metal (1) 6/2020 USD (38,094) 966
LME Aluminum Base Metal (2) 6/2020 USD (76,125) 4,474
LME Aluminum Base Metal (2) 6/2020 USD (76,115) 7,208
LME Aluminum Base Metal (5) 6/2020 USD (190,591) 2,052
LME Aluminum Base Metal (5) 6/2020 USD (190,750) 66
LME Aluminum Base Metal (21) 6/2020 USD (799,313) 36,646
LME Copper Base Metal (1) 6/2020 USD (123,741) (3,023)
LME Copper Base Metal (1) 6/2020 USD (123,743) 18,854
LME Copper Base Metal (1) 6/2020 USD (123,789) 13,586
LME Copper Base Metal (5) 6/2020 USD (618,844) 82,058
LME Nickel Base Metal (1) 6/2020 USD (68,859) 5,800
LME Nickel Base Metal (3) 6/2020 USD (206,631) 15,201
LME Zinc Base Metal (1) 6/2020 USD (47,638) (971)
LME Zinc Base Metal (1) 6/2020 USD (47,606) 853
LME Zinc Base Metal (6) 6/2020 USD (285,713) 18,434
MEX BOLSA Index (3) 6/2020 MXN (44,793) 2,616
TOPIX Index (10) 6/2020 JPY (1,304,813) (99,422)
563,254
$ 246,921
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,949,000 USD 1,168,622 CITI 6/17/2020 $ 30,452
AUD 1,949,000 USD 1,168,623 JPMC 6/17/2020 30,451
CAD 424,500 USD 294,462 CITI 6/17/2020 7,400
CAD 424,500 USD 294,462 JPMC 6/17/2020 7,400
CHF 510,501 USD 525,660 CITI 6/17/2020 6,678
CHF 510,499 USD 525,658 JPMC 6/17/2020 6,677
CLP 79,000,000 USD 92,164 CITI
**
6/17/2020 322
CLP 79,000,000 USD 92,165 JPMC
**
6/17/2020 322
CNY 8,000 USD 1,127 CITI
**
6/17/2020 –
CNY 8,000 USD 1,127 JPMC
**
6/17/2020 –
CZK 20,066,520 USD 805,671 CITI 6/17/2020 2,556
CZK 20,066,520 USD 805,672 JPMC 6/17/2020 2,555
EUR 1,525,084 USD 1,666,254 CITI 6/17/2020 20,710
EUR 1,525,080 USD 1,666,252 JPMC 6/17/2020 20,710
GBP 685,000 USD 814,835 CITI 6/17/2020 37,148

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 685,000 USD 814,836 JPMC 6/17/2020 $ 37,147
IDR 210,000,000 USD 12,639 CITI
**
6/17/2020 75
IDR 210,000,000 USD 12,639 JPMC
**
6/17/2020 75
ILS 1,049,000 USD 291,560 CITI 6/17/2020 5,759
ILS 1,049,000 USD 291,560 JPMC 6/17/2020 5,759
JPY 174,645,000 USD 1,615,756 CITI 6/17/2020 13,806
JPY 174,645,000 USD 1,615,758 JPMC 6/17/2020 13,804
KRW 507,552,296 USD 413,442 CITI
**
6/17/2020 4,073
KRW 507,552,286 USD 413,443 JPMC
**
6/17/2020 4,073
MXN 1,050,000 USD 42,913 CITI 6/17/2020 847
MXN 1,050,000 USD 42,913 JPMC 6/17/2020 848
NOK 8,350,500 USD 769,549 CITI 6/17/2020 33,893
NOK 8,350,500 USD 769,550 JPMC 6/17/2020 33,892
NZD 643,500 USD 372,532 CITI 6/17/2020 11,210
NZD 643,500 USD 372,532 JPMC 6/17/2020 11,210
SGD 363,001 USD 251,174 CITI 6/17/2020 4,519
SGD 362,999 USD 251,173 JPMC 6/17/2020 4,519
THB 13,500 USD 411 CITI 6/17/2020 1
THB 13,500 USD 411 JPMC 6/17/2020 1
TWD 3,675,000 USD 121,749 CITI
**
6/17/2020 1,165
TWD 3,675,000 USD 121,749 JPMC
**
6/17/2020 1,165
USD 1,187,734 AUD 1,794,500 CITI 6/17/2020 83,712
USD 1,187,732 AUD 1,794,500 JPMC 6/17/2020 83,710
USD 1,291,110 BRL 6,067,384 CITI
**
6/17/2020 129,091
USD 1,291,112 BRL 6,067,400 JPMC
**
6/17/2020 129,090
USD 3,022,060 CAD 4,065,336 CITI 6/17/2020 131,197
USD 3,022,050 CAD 4,065,328 JPMC 6/17/2020 131,193
USD 124,738 CHF 118,628 CITI 6/17/2020 1,035
USD 124,735 CHF 118,625 JPMC 6/17/2020 1,035
USD 906,198 CLP 738,500,000 CITI
**
6/17/2020 41,623
USD 906,197 CLP 738,500,000 JPMC
**
6/17/2020 41,622
USD 292,683 CNY 2,050,000 CITI
**
6/17/2020 3,912
USD 292,682 CNY 2,050,000 JPMC
**
6/17/2020 3,912
USD 170,353 COP 660,000,000 CITI
**
6/17/2020 8,778
USD 170,353 COP 660,000,000 JPMC
**
6/17/2020 8,778
USD 449,338 CZK 10,150,000 CITI 6/17/2020 40,522
USD 449,337 CZK 10,150,000 JPMC 6/17/2020 40,522
USD 383,879 EUR 339,460 CITI 6/17/2020 8,387
USD 383,878 EUR 339,460 JPMC 6/17/2020 8,387
USD 3,589,450 GBP 2,790,505 CITI 6/17/2020 118,703
USD 3,589,433 GBP 2,790,495 JPMC 6/17/2020 118,698
USD 227,736 HUF 72,272,000 CITI 6/17/2020 6,367
USD 227,736 HUF 72,272,000 JPMC 6/17/2020 6,366
USD 90,854 IDR 1,405,000,000 CITI
**
6/17/2020 5,790
USD 90,854 IDR 1,405,000,000 JPMC
**
6/17/2020 5,790
USD 276,540 ILS 948,500 CITI 6/17/2020 7,706
USD 276,540 ILS 948,500 JPMC 6/17/2020 7,705
USD 61,426 INR 4,670,500 CITI
**
6/17/2020 705
USD 61,426 INR 4,670,500 JPMC
**
6/17/2020 705
USD 1,292,192 JPY 135,767,500 CITI 6/17/2020 25,384
USD 1,292,190 JPY 135,767,500 JPMC 6/17/2020 25,382
USD 1,182,154 KRW 1,422,242,841 CITI
**
6/17/2020 12,209
USD 1,182,152 KRW 1,422,242,826 JPMC
**
6/17/2020 12,207
USD 802,055 MXN 16,614,004 CITI 6/17/2020 109,633
USD 802,053 MXN 16,613,996 JPMC 6/17/2020 109,632
USD 3,403,662 NOK 31,711,003 CITI 6/17/2020 352,595
USD 3,403,657 NOK 31,710,997 JPMC 6/17/2020 352,591
USD 862,197 NZD 1,411,000 CITI 6/17/2020 20,768

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 862,196 NZD 1,411,000 JPMC 6/17/2020 $ 20,767
USD 387,884 PLN 1,551,994 CITI 6/17/2020 12,836
USD 387,887 PLN 1,552,006 JPMC 6/17/2020 12,835
USD 200,144 RUB 14,350,000 CITI
**
6/17/2020 18,551
USD 200,144 RUB 14,350,000 JPMC
**
6/17/2020 18,551
USD 152,720 SEK 1,471,504 CITI 6/17/2020 3,720
USD 152,719 SEK 1,471,496 JPMC 6/17/2020 3,719
USD 622,301 SGD 867,501 CITI 6/17/2020 11,244
USD 622,299 SGD 867,499 JPMC 6/17/2020 11,243
USD 29,167 THB 924,500 CITI 6/17/2020 986
USD 29,167 THB 924,500 JPMC 6/17/2020 986
USD 164,144 TWD 4,900,000 CITI
**
6/17/2020 259
USD 164,144 TWD 4,900,000 JPMC
**
6/17/2020 258
USD 385,133 ZAR 6,299,500 CITI 6/17/2020 36,479
USD 385,133 ZAR 6,299,500 JPMC 6/17/2020 36,479
Total unrealized appreciation 2,745,577
AUD 1,609,000 USD 1,032,822 CITI 6/17/2020 (42,924)
AUD 1,609,000 USD 1,032,823 JPMC 6/17/2020 (42,926)
BRL 2,554,998 USD 552,240 CITI
**
6/17/2020 (62,909)
BRL 2,555,002 USD 552,241 JPMC
**
6/17/2020 (62,910)
CAD 2,203,500 USD 1,626,261 CITI 6/17/2020 (59,350)
CAD 2,203,500 USD 1,626,263 JPMC 6/17/2020 (59,352)
CHF 229,000 USD 241,331 CITI 6/17/2020 (2,536)
CHF 229,000 USD 241,332 JPMC 6/17/2020 (2,536)
CLP 552,000,000 USD 664,715 CITI
**
6/17/2020 (18,479)
CLP 552,000,000 USD 664,716 JPMC
**
6/17/2020 (18,480)
CNY 1,656,250 USD 236,529 CITI
**
6/17/2020 (3,224)
CNY 1,656,250 USD 236,530 JPMC
**
6/17/2020 (3,224)
COP 1,080,000,000 USD 306,663 CITI
**
6/17/2020 (42,268)
COP 1,080,000,000 USD 306,664 JPMC
**
6/17/2020 (42,269)
CZK 4,900,000 USD 203,215 CITI 6/17/2020 (5,855)
CZK 4,900,000 USD 203,215 JPMC 6/17/2020 (5,856)
EUR 3,435,920 USD 3,849,224 CITI 6/17/2020 (48,597)
EUR 3,435,916 USD 3,849,224 JPMC 6/17/2020 (48,604)
GBP 1,372,501 USD 1,779,791 CITI 6/17/2020 (72,716)
GBP 1,372,499 USD 1,779,791 JPMC 6/17/2020 (72,718)
HUF 109,402,500 USD 358,839 CITI 6/17/2020 (23,739)
HUF 109,402,500 USD 358,839 JPMC 6/17/2020 (23,739)
IDR 2,600,000,000 USD 179,161 CITI
**
6/17/2020 (21,747)
IDR 2,600,000,000 USD 179,162 JPMC
**
6/17/2020 (21,747)
ILS 290,000 USD 85,061 CITI 6/17/2020 (2,865)
ILS 290,000 USD 85,061 JPMC 6/17/2020 (2,866)
INR 4,375,000 USD 59,015 CITI
**
6/17/2020 (2,136)
INR 4,375,000 USD 59,015 JPMC
**
6/17/2020 (2,136)
JPY 243,106,000 USD 2,306,238 CITI 6/17/2020 (37,885)
JPY 243,106,000 USD 2,306,241 JPMC 6/17/2020 (37,888)
KRW 1,065,248,212 USD 891,120 CITI
**
6/17/2020 (14,841)
KRW 1,065,248,206 USD 891,121 JPMC
**
6/17/2020 (14,843)
MXN 18,128,504 USD 920,899 CITI 6/17/2020 (165,356)
MXN 18,128,496 USD 920,899 JPMC 6/17/2020 (165,358)
NOK 20,700,500 USD 2,148,996 CITI 6/17/2020 (157,302)
NOK 20,700,500 USD 2,148,998 JPMC 6/17/2020 (157,305)
NZD 4,105,496 USD 2,600,997 CITI 6/17/2020 (152,744)
NZD 4,105,504 USD 2,601,005 JPMC 6/17/2020 (152,748)
PHP 12,250,000 USD 239,780 CITI
**
6/17/2020 (2,586)
PHP 12,250,000 USD 239,776 JPMC
**
6/17/2020 (2,583)
PLN 2,981,490 USD 774,488 CITI 6/17/2020 (53,993)
PLN 2,981,510 USD 774,494 JPMC 6/17/2020 (53,994)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
** Non-deliverable forward.
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
RUB 19,800,000 USD 297,394 CITI
**
6/17/2020 $ (46,834)
RUB 19,800,000 USD 297,394 JPMC
**
6/17/2020 (46,834)
SEK 5,730,504 USD 609,278 CITI 6/17/2020 (29,021)
SEK 5,730,496 USD 609,277 JPMC 6/17/2020 (29,022)
SGD 724,000 USD 518,250 CITI 6/17/2020 (8,274)
SGD 724,000 USD 518,251 JPMC 6/17/2020 (8,275)
THB 2,530,000 USD 81,016 CITI 6/17/2020 (3,896)
THB 2,530,000 USD 81,016 JPMC 6/17/2020 (3,896)
TWD 11,475,000 USD 385,977 CITI
**
6/17/2020 (2,184)
TWD 11,475,000 USD 385,977 JPMC
**
6/17/2020 (2,184)
USD 533,764 AUD 936,000 CITI 6/17/2020 (42,086)
USD 533,764 AUD 936,000 JPMC 6/17/2020 (42,087)
USD 44,107 CHF 42,876 CITI 6/17/2020 (602)
USD 44,102 CHF 42,871 JPMC 6/17/2020 (602)
USD 97,714 COP 405,000,000 CITI
**
6/17/2020 (1,434)
USD 97,714 COP 405,000,000 JPMC
**
6/17/2020 (1,434)
USD 33,490 CZK 850,000 CITI 6/17/2020 (745)
USD 33,490 CZK 850,000 JPMC 6/17/2020 (746)
USD 5,499,246 EUR 5,052,544 CITI 6/17/2020 (89,602)
USD 5,499,231 EUR 5,052,536 JPMC 6/17/2020 (89,609)
USD 29,623 GBP 24,000 CITI 6/17/2020 (227)
USD 29,623 GBP 24,000 JPMC 6/17/2020 (227)
USD 71,091 HUF 23,445,500 CITI 6/17/2020 (723)
USD 71,091 HUF 23,445,500 JPMC 6/17/2020 (723)
USD 74,441 IDR 1,285,000,000 CITI
**
6/17/2020 (3,359)
USD 74,441 IDR 1,285,000,000 JPMC
**
6/17/2020 (3,359)
USD 132 ILS 500 CITI 6/17/2020 (9)
USD 132 ILS 500 JPMC 6/17/2020 (9)
USD 330,520 INR 25,663,500 CITI
**
6/17/2020 (3,129)
USD 330,519 INR 25,663,500 JPMC
**
6/17/2020 (3,129)
USD 1,871,591 JPY 205,270,000 CITI 6/17/2020 (43,724)
USD 1,871,589 JPY 205,270,000 JPMC 6/17/2020 (43,726)
USD 125,072 KRW 154,565,167 CITI
**
6/17/2020 (2,074)
USD 125,071 KRW 154,565,166 JPMC
**
6/17/2020 (2,074)
USD 118,856 MXN 2,968,500 CITI 6/17/2020 (4,862)
USD 118,856 MXN 2,968,500 JPMC 6/17/2020 (4,863)
USD 329,577 NZD 576,500 CITI 6/17/2020 (14,210)
USD 329,577 NZD 576,500 JPMC 6/17/2020 (14,211)
USD 55,632 PHP 2,900,000 CITI
**
6/17/2020 (520)
USD 55,632 PHP 2,900,000 JPMC
**
6/17/2020 (520)
USD 249,640 PLN 1,053,500 CITI 6/17/2020 (4,945)
USD 249,639 PLN 1,053,500 JPMC 6/17/2020 (4,945)
USD 14,620 RUB 1,200,000 CITI
**
6/17/2020 (566)
USD 14,620 RUB 1,200,000 JPMC
**
6/17/2020 (566)
USD 899,727 SEK 9,004,712 CITI 6/17/2020 (12,068)
USD 899,726 SEK 9,004,713 JPMC 6/17/2020 (12,069)
USD 350 SGD 500 CITI 6/17/2020 (3)
USD 350 SGD 500 JPMC 6/17/2020 (2)
USD 38,456 TWD 1,150,000 CITI
**
6/17/2020 (7)
USD 38,456 TWD 1,150,000 JPMC
**
6/17/2020 (7)
USD 11,700 ZAR 213,000 CITI 6/17/2020 (89)
USD 11,700 ZAR 213,000 JPMC 6/17/2020 (89)
ZAR 5,150,000 USD 325,997 CITI 6/17/2020 (40,964)
ZAR 5,150,000 USD 325,998 JPMC 6/17/2020 (40,964)
Total unrealized depreciation (2,700,463)
Net unrealized appreciation $ 45,114

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $409,434. In addition,
$1,095,873 of cash collateral was pledged.
(b) Represents 7-day effective yield as of March 31, 2020.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(d) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
INVESTMENTS SHARES VALUE
LONG POSITIONS - 93.1%
COMMON STOCKS - 0.1%
United States - 0.1%
AMC Networks, Inc., Class A*(a) 3,658 $ 88,926
New York Times Co. (The), Class
A(a) 4,508 138,441
News Corp., Class A(a) 20,286 182,067
TOTAL COMMON STOCKS
(Cost $601,250) 409,434
SHORT-TERM INVESTMENTS - 93.0%
INVESTMENT COMPANIES - 40.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(b)(c) 68,497,759 68,497,759
Limited Purpose Cash Investment
Fund, 0.85%(b)(d) 208,297,769 208,568,557
TOTAL INVESTMENT COMPANIES
(Cost $276,763,806) 277,066,316
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.8%
U.S. Treasury Bills
1.55%, 5/21/2020(2)(e)(f) $ 15,286,000 15,284,620
1.59%, 5/28/2020(2)(f) 79,804,000 79,794,523
1.58%, 6/4/2020(2)(f) 145,766,000 145,747,212
1.53%, 6/11/2020(2)(f)(g) 87,714,000 87,698,171
1.58%, 6/25/2020(2)(f)(h) 27,942,000 27,937,612
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
U.S. TREASURY OBLIGATIONS - 52.8% (continued)
0.10%, 10/1/2020(2)(f) $ 7,615,000 $ 7,610,332
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $363,118,733) 364,072,470
TOTAL SHORT-TERM INVESTMENTS
(Cost $639,882,539) 641,138,786
TOTAL LONG POSITIONS
(Cost $640,483,789) 641,548,220
SHARES
SHORT POSITIONS - (0.2)%
COMMON STOCKS - (0.2)%
United States - (0.2)%
Discovery, Inc., Class A* (36,757) (714,556)
Sirius XM Holdings, Inc. (133,329) (658,645)
TOTAL COMMON STOCKS
(Proceeds$(2,022,602)) (1,373,201)
TOTAL SHORT POSITIONS
(Proceeds $(2,022,602)) (1,373,201)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.9%
(Cost $638,461,187) 640,175,019
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.1%(i) 48,927,911
NET ASSETS - 100.0% $689,102,930
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (963,767) (0.1) %
Short-Term Investments 641,138,786 93.0
Total Investments In Securities
At Value 640,175,019 92.9
Other Assets in Excess of
Liabilities(i) 48,927,911 7.1
Net Assets
$ 689,102,930 100.0%
AFFILIATE
VALUE
AT
12/31/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 30.3%
INVESTMENT COMPANIES - 30.3%
Limited Purpose Cash
Investment Fund,
0.85%(a)
(Cost $208,266,047) $262,591,498 $864,867,542 $(919,154,408) $22,266 $241,659 $208,568,557 208,297,769 801,463
(a) Represents 7-day effective yield as of March 31, 2020.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/19/2020 CHF 12,396,400 $ 1,665,197
1,665,197
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/28/2020 HKD 1,186,000 (380)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 AUD 2,056,027 (233,327)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.58%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 CAD 13,569 (1,722)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.58%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 CAD 145,512 (8,358)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-2.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 275,593 (27,702)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 HKD 164,404 $ (2,579)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-2.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 769,752 (155,664)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 JPY 12,735,940 (557)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 JPY 3,429,817,319 (1,517,703)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 251,005 (28,269)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 700,561 (143,145)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-3.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/22/2020 SEK 320,586 (3,018)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 CHF 5,966 $ (274)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 CHF 159,101 (2,391)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 GBP 32,266 (4,830)
(2,129,919)
$ (464,722)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 52 4/2020 EUR $ 5,536,417 $ 823,804
CAC 40 10 Euro Index 279 4/2020 EUR 13,523,815 1,729,528
Hang Seng Index 23 4/2020 HKD 3,518,493 32,149
IBEX 35 Index 41 4/2020 EUR 3,058,426 213,928
MSCI Singapore Index 60 4/2020 SGD 1,187,885 (15,628)
OMXS30 Index 238 4/2020 SEK 3,560,659 374,896
DAX Index 34 6/2020 EUR 9,287,935 1,180,431
FTSE 100 Index 240 6/2020 GBP 16,799,651 1,635,485
FTSE/MIB Index 16 6/2020 EUR 1,493,238 182,488
S&P 500 E-Mini Index 1,625 6/2020 USD 208,788,125 (6,024,040)
S&P/TSX 60 Index 94 6/2020 CAD 10,876,828 34,140
SPI 200 Index 79 6/2020 AUD 6,206,528 78,529
TOPIX Index 4 6/2020 JPY 521,925 5,999
$ 251,709

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 119,000 USD 82,768 CITI 6/17/2020 $ 1,853
CAD 119,000 USD 82,768 JPMC 6/17/2020 1,853
CHF 4,627,247 USD 4,766,843 CITI 6/17/2020 58,334
CHF 4,627,250 USD 4,766,852 JPMC 6/17/2020 58,329
DKK 12,225,721 USD 1,781,070 CITI 6/17/2020 30,147
DKK 12,225,722 USD 1,781,073 JPMC 6/17/2020 30,145
EUR 14,215,919 USD 15,502,772 CITI 6/17/2020 222,099
EUR 14,215,921 USD 15,502,794 JPMC 6/17/2020 222,081
HKD 21,065,000 USD 2,710,788 CITI 6/17/2020 5,511
HKD 21,065,000 USD 2,710,791 JPMC 6/17/2020 5,507
JPY 2,112,941,501 USD 19,049,004 CITI 6/17/2020 666,251
JPY 2,112,941,500 USD 19,049,027 JPMC 6/17/2020 666,225
NOK 62,500 USD 5,324 CITI 6/17/2020 689
NOK 62,500 USD 5,324 JPMC 6/17/2020 689
USD 1,111,616 AUD 1,726,500 CITI 6/17/2020 49,429
USD 1,111,614 AUD 1,726,500 JPMC 6/17/2020 49,428
USD 1,904,947 CAD 2,603,500 CITI 6/17/2020 53,597
USD 1,904,945 CAD 2,603,500 JPMC 6/17/2020 53,594
USD 1,219,978 CHF 1,152,265 CITI 6/17/2020 18,425
USD 1,219,980 CHF 1,152,268 JPMC 6/17/2020 18,423
USD 499,561 DKK 3,328,000 CITI 6/17/2020 6,524
USD 499,560 DKK 3,328,000 JPMC 6/17/2020 6,523
USD 5,134,793 EUR 4,583,500 CITI 6/17/2020 64,776
USD 5,134,787 EUR 4,583,500 JPMC 6/17/2020 64,770
USD 3,233,886 GBP 2,535,000 CITI 6/17/2020 80,930
USD 3,233,882 GBP 2,535,000 JPMC 6/17/2020 80,925
USD 37,714 ILS 129,000 CITI 6/17/2020 1,151
USD 37,714 ILS 129,000 JPMC 6/17/2020 1,151
USD 1,127,099 JPY 118,727,000 CITI 6/17/2020 19,291
USD 1,127,097 JPY 118,727,000 JPMC 6/17/2020 19,290
USD 1,323,741 NOK 12,377,248 CITI 6/17/2020 132,867
USD 1,323,738 NOK 12,377,237 JPMC 6/17/2020 132,865
USD 11,182 NZD 18,000 CITI 6/17/2020 449
USD 11,182 NZD 18,000 JPMC 6/17/2020 449
USD 463,246 SEK 4,458,119 CITI 6/17/2020 11,828
USD 463,245 SEK 4,458,120 JPMC 6/17/2020 11,827
USD 669,525 SGD 932,641 CITI 6/17/2020 12,584
USD 669,526 SGD 932,644 JPMC 6/17/2020 12,583
Total unrealized appreciation 2,873,392
AUD 8,138,000 USD 5,396,037 CITI 6/17/2020 (389,330)
AUD 8,138,000 USD 5,396,044 JPMC 6/17/2020 (389,340)
CAD 11,017,700 USD 8,259,591 CITI 6/17/2020 (424,898)
CAD 11,017,710 USD 8,259,609 JPMC 6/17/2020 (424,908)
CHF 2,771,253 USD 2,939,108 CITI 6/17/2020 (49,315)
CHF 2,771,250 USD 2,939,109 JPMC 6/17/2020 (49,319)
DKK 225,500 USD 33,721 CITI 6/17/2020 (314)
DKK 225,500 USD 33,721 JPMC 6/17/2020 (314)
EUR 9,813,518 USD 11,018,360 CITI 6/17/2020 (163,184)
EUR 9,813,522 USD 11,018,379 JPMC 6/17/2020 (163,196)
GBP 9,824,009 USD 12,717,140 CITI 6/17/2020 (498,331)
GBP 9,823,992 USD 12,717,134 JPMC 6/17/2020 (498,347)
ILS 1,651,003 USD 481,521 CITI 6/17/2020 (13,575)
ILS 1,650,997 USD 481,520 JPMC 6/17/2020 (13,575)
NOK 4,351,496 USD 467,017 CITI 6/17/2020 (48,340)
NOK 4,351,504 USD 467,018 JPMC 6/17/2020 (48,340)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 340,999 USD 216,240 CITI 6/17/2020 $ (12,891)
NZD 341,000 USD 216,241 JPMC 6/17/2020 (12,891)
SEK 20,433,001 USD 2,120,866 CITI 6/17/2020 (51,871)
SEK 20,433,000 USD 2,120,868 JPMC 6/17/2020 (51,873)
SGD 1,348,000 USD 967,990 CITI 6/17/2020 (18,475)
SGD 1,348,000 USD 967,991 JPMC 6/17/2020 (18,476)
USD 557,620 AUD 984,000 CITI 6/17/2020 (47,762)
USD 557,619 AUD 984,000 JPMC 6/17/2020 (47,763)
USD 565,512 CAD 815,500 CITI 6/17/2020 (14,391)
USD 565,511 CAD 815,500 JPMC 6/17/2020 (14,391)
USD 1,077,191 CHF 1,043,940 CITI 6/17/2020 (11,404)
USD 1,077,195 CHF 1,043,945 JPMC 6/17/2020 (11,405)
USD 164,653 DKK 1,126,000 CITI 6/17/2020 (2,162)
USD 164,653 DKK 1,126,000 JPMC 6/17/2020 (2,162)
USD 3,820,071 EUR 3,500,000 CITI 6/17/2020 (51,438)
USD 3,820,066 EUR 3,500,000 JPMC 6/17/2020 (51,443)
USD 638,972 GBP 553,000 CITI 6/17/2020 (48,833)
USD 638,971 GBP 553,000 JPMC 6/17/2020 (48,833)
USD 631,959 HKD 4,913,500 CITI 6/17/2020 (1,629)
USD 631,958 HKD 4,913,500 JPMC 6/17/2020 (1,630)
USD 100,098 ILS 368,000 CITI 6/17/2020 (4,205)
USD 100,098 ILS 368,000 JPMC 6/17/2020 (4,205)
USD 4,217,177 JPY 458,550,000 CITI 6/17/2020 (61,422)
USD 4,217,171 JPY 458,550,000 JPMC 6/17/2020 (61,428)
USD 21,215 NZD 38,000 CITI 6/17/2020 (1,446)
USD 21,215 NZD 38,000 JPMC 6/17/2020 (1,446)
USD 104,516 SEK 1,083,000 CITI 6/17/2020 (5,146)
USD 104,516 SEK 1,083,000 JPMC 6/17/2020 (5,146)
USD 140,358 SGD 204,000 CITI 6/17/2020 (3,337)
USD 140,358 SGD 204,000 JPMC 6/17/2020 (3,337)
Total unrealized depreciation (3,847,467)
Net unrealized depreciation $ (974,075)
Total Return Basket Swaps Outstanding at March 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
SIBOR plus or minus a specified
spread (-0.40% to 0.25%), which is
denominated in SGD based on the local
currencies of the positions within the
swap.
59 months
maturity
ranging from
01/21/2025
- 01/28/2025 $2,247,736 $87,896 $88 $87,984

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Effective Rate plus or
minus a specified spread (0.00% to
0.33%), which is denominated in USD
based on the local currencies of the
positions within the swap.
12 months
maturity
07/31/2020 $247,187 $(1,131) $2,962 $1,831
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-1.40% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 05/25/2021 $93,313,131 $576,081 $186,352 $762,433
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Brunswick Corp. 35,180 1,244,317 6,983 0.9
Cabot Corp. 44,302 1,157,168 (392) (0.1)
Celanese Corp. 13,670 1,003,241 7,108 0.9
Commercial Metals Co. 63,420 1,001,402 136,648 17.9
Deckers Outdoor Corp. 14,650 1,963,100 43,620 5.7
Domtar Corp. 35,934 777,612 24,435 3.2
Eastman Chemical Co. 57,387 2,673,086 – –
Garmin Ltd. 18,504 1,387,060 60,138 7.9
Graphic Packaging Holding Co. 58,382 712,260 14,596 1.9
International Paper Co. 112,591 3,504,958 262,337 34.4
Kroger Co. (The) 31,864 959,744 64,898 8.5
Lululemon Athletica, Inc. 8,244 1,562,650 (33,553) (4.4)
LyondellBasell Industries NV 46,919 2,328,590 (115,890) (15.2)
NVR, Inc. 416 1,068,750 (143,890) (18.9)
PolyOne Corp. 38,317 726,873 47,963 6.3
PulteGroup, Inc. 34,684 774,147 (65,900) (8.6)
PVH Corp. 16,090 605,628 2,896 0.4
Ralph Lauren Corp. 20,903 1,396,947 (78,804) (10.3)
Reliance Steel & Aluminum Co. 27,587 2,416,345 116,417 15.3
Silgan Holdings, Inc. 58,866 1,708,291 134,214 17.6
Skechers U.S.A., Inc. 95,509 2,267,384 (82,138) (10.8)
Steel Dynamics, Inc. 144,001 3,245,783 413,283 54.2

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
TRI Pointe Group, Inc. 65,681 576,022 (61,740) (8.1)
Walgreens Boots Alliance, Inc. 28,324 1,295,823 122,076 16.0
Walmart, Inc. 10,093 1,146,767 42,592 5.6
Westrock Co. 31,795 898,527 60,728 8.0
Short Positions
Common Stocks
United Kingdom
Linde plc (8,697) (1,504,581) (66,967) (8.8)
United States
Albemarle Corp. (67,387) (3,798,605) 245,963 32.3
Allegheny Technologies, Inc. (146,939) (1,248,982) (174,857) (22.9)
Amcor plc (654,351) (5,313,330) (268,284) (35.2)
Ball Corp. (19,436) (1,256,732) (167,927) (22.0)
Berry Global Group, Inc. (45,833) (1,545,030) (24,026) (3.2)
BJ's Wholesale Club Holdings, Inc. (60,317) (1,536,274) (136,316) (17.9)
Carpenter Technology Corp. (29,334) (572,013) 26,401 3.5
Carter's, Inc. (14,576) (958,080) 96,639 12.7
CenturyLink, Inc. (80,201) (758,701) (32,882) (4.3)
Chemours Co. (The) (94,154) (835,146) 190,191 24.9
Columbia Sportswear Co. (14,260) (994,920) (56,675) (7.4)
Compass Minerals International, Inc. (60,157) (2,314,240) 21,055 2.8
Freeport-McMoRan, Inc. (327,168) (2,208,384) 163,584 21.5
GCI Liberty, Inc. (57,804) (3,293,094) (425,438) (55.8)
International Flavors & Fragrances, Inc. (27,668) (2,824,349) 68,893 9.0
Leggett & Platt, Inc. (36,086) (962,774) 33,921 4.4
Mattel, Inc. (220,483) (1,942,455) (59,530) (7.8)
Newell Brands, Inc. (116,568) (1,548,023) (60,615) (8.0)
Newmont Corp. (26,052) (1,179,635) 58,878 7.7
Olin Corp. (121,348) (1,416,131) 13,348 1.8
Toll Brothers, Inc. (55,348) (1,065,449) 135,603 17.8
Under Armour, Inc. (197,715) (1,820,955) 15,817 2.1
United States Steel Corp. (359,881) (2,270,849) (158,348) (20.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.13% to 0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
01/21/2025 $33,534,556 $587,152 $519,340 $1,106,492
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 225,770 2,362,760 47,484 4.3
Aurizon Holdings Ltd. 2,058,717 5,335,314 222,492 20.1
Beach Energy Ltd. 358,388 249,758 (11,854) (1.1)
Bendigo & Adelaide Bank Ltd. 138,508 532,128 (10,498) (0.9)
BlueScope Steel Ltd. 343,140 1,796,517 (385,704) (34.9)
Brambles Ltd. 51,926 335,636 19,595 1.8
CIMIC Group Ltd. 138,925 1,967,635 232,462 21.0
Coca-Cola Amatil Ltd. 21,587 116,511 (15,165) (1.4)
Flight Centre Travel Group Ltd.(a) 8,408 41,224 (37,474) (3.4)
Fortescue Metals Group Ltd. 302,460 1,853,543 (28,664) (2.6)
Harvey Norman Holdings Ltd. 204,832 376,104 (14,111) (1.3)
Iluka Resources Ltd. 47,136 199,325 (17,931) (1.6)
Incitec Pivot Ltd. 164,031 203,468 7,523 0.7
Medibank Pvt Ltd. 232,494 382,338 (30,494) (2.8)
Qantas Airways Ltd. 342,451 666,275 62,160 5.6
South32 Ltd. 254,951 281,443 (25,671) (2.3)
Telstra Corp. Ltd. 832,589 1,562,893 (205,857) (18.6)
Treasury Wine Estates Ltd. 61,453 381,535 42,540 3.8
Short Positions
Common Stocks
Australia
Afterpay Ltd. (8,962) (104,214) 1,011 0.1
Alumina Ltd. (1,101,122) (986,822) 65,182 5.9
APA Group (164,277) (1,042,462) (151,406) (13.7)
Aristocrat Leisure Ltd. (8,506) (110,218) (2,947) (0.3)
AusNet Services (103,235) (108,398) 667 0.1
Challenger Ltd. (475,698) (1,161,951) 274,191 24.8
Computershare Ltd. (25,514) (152,735) (2,238) (0.2)
Northern Star Resources Ltd. (24,271) (157,227) 7,732 0.7
Ramsay Health Care Ltd. (58,119) (2,043,593) 73,481 6.6
REA Group Ltd. (10,569) (495,094) 36,124 3.3
SEEK Ltd. (308,901) (2,822,812) 165,521 15.0
Seven Group Holdings Ltd. (43,014) (295,971) 28,158 2.5
Sydney Airport (76,214) (263,327) (39,354) (3.6)
Transurban Group (93,849) (699,047) (71,752) (6.5)
WiseTech Global Ltd. (44,732) (465,032) (115,565) (10.4)
Worley Ltd. (435,809) (1,617,223) 284,882 25.7
United States
James Hardie Industries plc (203,607) (2,364,023) 182,632 16.5

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.18% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $163,812,902 $4,098,084 $882,362 $4,980,446
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 924,074 2,643,890 (201,499) (4.0)
South Africa
Investec plc 703,701 1,310,969 (236,963) (4.8)
Switzerland
Coca-Cola HBC AG 76,718 1,645,316 187,160 3.8
United Kingdom
Aviva plc 915,494 3,009,919 200,987 4.0
BAE Systems plc 378,815 2,433,894 155,071 3.1
Barclays plc 2,805,768 3,188,565 97,959 2.0
Barratt Developments plc 573,187 3,098,258 (95,817) (1.9)
Bellway plc 105,911 2,805,793 (38,791) (0.8)
Berkeley Group Holdings plc 70,164 3,131,670 (33,025) (0.7)
Britvic plc 163,953 1,420,952 102,461 2.1
BT Group plc 3,301,341 4,802,019 (191,882) (3.9)
Centrica plc 4,102,881 1,933,244 (79,579) (1.6)
Inchcape plc 327,771 1,749,262 (35,694) (0.7)
JD Sports Fashion plc 364,905 2,043,737 451,028 9.1
Kingfisher plc 1,357,283 2,384,081 245,501 4.9
Man Group plc 963,170 1,473,984 265,835 5.3
Marks & Spencer Group plc 1,305,433 1,582,493 73,251 1.5
Meggitt plc 528,108 1,898,374 (163,218) (3.3)
Moneysupermarket.com Group plc 538,760 2,002,069 381,735 7.7
Next plc 32,980 1,654,568 (94,132) (1.9)
Persimmon plc 137,276 3,245,021 257,491 5.2
Royal Mail plc 1,345,354 2,073,894 (416,347) (8.4)
Tate & Lyle plc 435,811 3,545,689 362,499 7.3
Taylor Wimpey plc 2,025,546 2,914,681 (121,873) (2.4)
WH Smith plc 99,853 1,402,528 267,013 5.4

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (57,716) (1,589,506) 8,436 0.2
Beazley plc (375,385) (1,810,752) 26,654 0.5
BP plc (333,619) (1,368,153) (275,342) (5.5)
Croda International plc (58,050) (3,062,577) 4,312 0.1
DS Smith plc (859,253) (2,912,373) 223,985 4.5
easyJet plc (270,636) (1,875,389) 129,135 2.6
GVC Holdings plc (431,010) (2,985,490) (1,198,304) (24.1)
Hargreaves Lansdown plc (237,022) (4,027,211) 215,579 4.3
Hiscox Ltd. (181,666) (2,068,824) 191,649 3.8
HSBC Holdings plc (700,261) (3,931,104) 376,723 7.6
Informa plc (334,491) (1,821,876) (65,778) (1.3)
InterContinental Hotels Group plc (39,778) (1,692,286) (233,656) (4.7)
John Wood Group plc (922,925) (1,756,188) 352,030 7.1
Johnson Matthey plc (88,914) (1,959,137) 361,990 7.3
National Grid plc (180,130) (2,104,689) 7,165 0.1
Ocado Group plc (391,683) (5,875,353) 705,148 14.2
Prudential plc (249,646) (3,128,026) (656,970) (13.2)
Reckitt Benckiser Group plc (23,230) (1,769,559) (114,223) (2.3)
Severn Trent plc (187,376) (5,304,045) 321,895 6.5
Spirax-Sarco Engineering plc (21,531) (2,161,561) 246,919 5.0
St James's Place plc (437,429) (4,084,682) 229,130 4.6
Tesco plc (1,947,988) (5,501,171) (42,656) (0.9)
Vodafone Group plc (1,784,377) (2,468,587) (67,287) (1.4)
Weir Group plc (The) (274,667) (2,442,924) 370,675 7.4
Whitbread plc (51,486) (1,908,150) (395,224) (7.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.02% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $26,770,932 $12,967 $32,766 $45,733
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd. 254,000 1,378,125 54,770 119.8
CLP Holdings Ltd. 128,500 1,177,061 (103,125) (225.5)
Henderson Land Development Co. Ltd. 190,960 722,761 (113,332) (247.8)
Hysan Development Co. Ltd. 401,000 1,294,990 27,929 61.1
Kerry Properties Ltd. 510,500 1,334,955 (24,590) (53.8)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Melco International Development Ltd. 581,000 832,789 (58,888) (128.8)
New World Development Co. Ltd. 1,112,000 1,185,699 (73,443) (160.6)
Sino Land Co. Ltd. 122,000 153,544 12,876 28.2
Sun Hung Kai Properties Ltd. 59,000 771,368 2,042 4.5
WH Group Ltd. 2,178,500 2,010,775 139,579 305.2
Wheelock & Co. Ltd. 44,000 298,141 (8,011) (17.5)
Yue Yuen Industrial Holdings Ltd. 559,500 854,972 (71,348) (156.0)
Macau
Wynn Macau Ltd. 131,600 197,362 (4,945) (10.8)
United Kingdom
CK Hutchison Holdings Ltd. 170,000 1,133,077 (38,713) (84.7)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (54,000) (138,873) 16,437 35.9
Hong Kong
AIA Group Ltd. (257,200) (2,303,134) (52,476) (114.7)
ASM Pacific Technology Ltd. (88,700) (822,456) 53,237 116.4
Hang Seng Bank Ltd. (91,300) (1,555,503) 14,236 31.1
Hong Kong & China Gas Co. Ltd. (679,300) (1,112,306) 173,866 380.2
MTR Corp. Ltd. (687,865) (3,538,130) (15,819) (34.6)
Swire Properties Ltd. (323,600) (904,056) (52,620) (115.1)
Techtronic Industries Co. Ltd. (74,000) (469,893) 24,014 52.5
Wharf Real Estate Investment Co. Ltd. (523,000) (2,133,282) 85,932 187.9
Macau
Galaxy Entertainment Group Ltd. (85,000) (447,680) 25,359 55.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-0.40% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61-99 months
maturity
ranging from
08/19/2021
- 01/21/2025 $467,106,168 $(1,551,200) $(1,000,546) $(2,551,746)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Astellas Pharma, Inc. 289,800 4,465,052 459,752 (18.0)
Fujitsu Ltd. 48,100 4,332,305 281,820 (11.0)
Itochu Techno-Solutions Corp. 112,700 3,209,737 489,662 (19.2)
Japan Airlines Co. Ltd. 302,400 5,557,340 (42,226) 1.7

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Kajima Corp. 393,000 4,017,059 523,915 (20.5)
Matsumotokiyoshi Holdings Co. Ltd. 87,100 3,175,092 408,689 (16.0)
Nintendo Co. Ltd. 9,400 3,653,344 590,936 (23.2)
Nippon Express Co. Ltd. 76,100 3,712,072 370,791 (14.5)
Nitto Denko Corp. 72,500 3,220,378 378,345 (14.8)
Obayashi Corp. 569,300 4,830,813 418,240 (16.4)
ORIX Corp. 251,700 3,002,948 (201,485) 7.9
Otsuka Corp. 112,800 4,808,724 650,215 (25.5)
Pola Orbis Holdings, Inc. 186,700 3,432,374 173,491 (6.8)
Resona Holdings, Inc. 1,002,800 3,006,703 159,715 (6.3)
Shimizu Corp. 395,800 3,080,053 318,578 (12.5)
Shionogi & Co. Ltd. 103,500 5,098,356 580,305 (22.7)
Sojitz Corp. 1,305,400 3,060,700 142,949 (5.6)
Sony Corp. 52,100 3,086,070 249,613 (9.8)
Taiheiyo Cement Corp. 182,200 3,103,467 (25,040) 1.0
Taisei Corp. 106,600 3,251,096 333,904 (13.1)
Teijin Ltd. 204,000 3,450,659 472,355 (18.5)
Tokyo Electron Ltd. 17,400 3,242,900 319,695 (12.5)
Tosoh Corp. 292,200 3,302,183 187,263 (7.3)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (244,600) (5,418,879) (708,881) 27.8
Asahi Intecc Co. Ltd. (137,600) (3,403,133) (180,592) 7.1
CyberAgent, Inc. (119,700) (4,639,080) (489,906) 19.2
Daifuku Co. Ltd. (51,200) (3,208,618) (626,821) 24.6
Daiichi Sankyo Co. Ltd. (64,600) (4,436,511) (960,972) 37.7
FamilyMart Co. Ltd. (292,300) (5,248,515) (969,902) 38.0
Fast Retailing Co. Ltd. (10,900) (4,447,660) 12,636 (0.5)
Kansai Electric Power Co., Inc. (The) (325,700) (3,625,336) (551,387) 21.6
Kansai Paint Co. Ltd. (159,700) (3,029,180) 39,785 (1.6)
Keio Corp. (55,000) (3,246,836) (487,548) 19.1
Kikkoman Corp. (121,600) (5,155,779) (814,032) 31.9
Kintetsu Group Holdings Co. Ltd. (79,500) (3,679,434) (284,252) 11.1
Marui Group Co. Ltd. (198,400) (3,318,982) (43,385) 1.7
MISUMI Group, Inc. (149,900) (3,242,479) (456,855) 17.9
Nidec Corp. (75,400) (3,885,701) (101,905) 4.0
Nippon Paint Holdings Co. Ltd. (96,800) (5,038,656) (475,327) 18.6
Odakyu Electric Railway Co. Ltd. (170,700) (3,748,787) (459,079) 18.0
Rakuten, Inc. (504,000) (3,799,683) (577,106) 22.6
Shimano, Inc. (32,800) (4,677,718) (278,795) 10.9
Shiseido Co. Ltd. (89,300) (5,248,380) (753,758) 29.5
Suzuki Motor Corp. (251,700) (5,993,284) 932,394 (36.5)
Takeda Pharmaceutical Co. Ltd. (149,600) (4,555,038) (318,817) 12.5
Terumo Corp. (108,800) (3,727,638) (653,212) 25.6
TOTO Ltd. (108,700) (3,585,811) (318,343) 12.5
Toyota Motor Corp. (67,600) (4,073,909) (128,717) 5.0
Unicharm Corp. (83,100) (3,110,754) (566,443) 22.2
Yaskawa Electric Corp. (192,700) (5,239,635) (755,476) 29.6
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.24% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/13/2025 $101,017,841 $(5,040,572) $148,907 $(4,891,665)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Alstom SA 25,002 1,032,386 (152,594) 3.1
Arkema SA 13,222 902,726 (112,670) 2.3
Atos SE 45,084 3,003,735 65,706 (1.3)
Bouygues SA 54,587 1,584,180 (315,687) 6.5
Capgemini SE 12,482 1,043,026 (138,151) 2.8
Carrefour SA 195,253 3,095,596 (24,828) 0.5
Cie de Saint-Gobain 114,270 2,741,959 (899,738) 18.4
CNP Assurances 149,671 1,449,201 (442,341) 9.0
Danone SA 22,823 1,460,632 (2,552) 0.1
Dassault Aviation SA 603 495,177 (89,126) 1.8
Electricite de France SA 76,238 596,144 (285,810) 5.8
Engie SA 510,099 5,223,648 (2,513,465) 51.4
Eutelsat Communications SA 282,660 2,938,301 (136,310) 2.8
Natixis SA 812,911 2,588,504 266,014 (5.4)
Orange SA 372,540 4,510,514 (163,789) 3.3
Peugeot SA 508,748 6,623,534 (1,472,464) 30.1
Publicis Groupe SA 128,263 3,665,619 (724,559) 14.8
Rexel SA 78,745 579,829 (185,896) 3.8
Sanofi 31,431 2,721,136 (51,287) 1.0
Schneider Electric SE 4,561 385,509 (29,756) 0.6
Societe BIC SA 20,412 1,133,744 6,178 (0.1)
Sodexo SA 24,002 1,611,860 (455,011) 9.3
Sopra Steria Group 5,219 570,874 (136,762) 2.8
Thales SA 13,175 1,091,099 (134,145) 2.7
TOTAL SA 31,326 1,180,327 97,347 (2.0)
Veolia Environnement SA 85,905 1,814,389 (536,260) 11.0
Luxembourg
SES SA 264,100 1,549,326 (394,559) 8.1

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (40,221) (1,080,580) 147,310 (3.0)
Aeroports de Paris (2,542) (245,573) 63,566 (1.3)
Air France-KLM (416,831) (2,318,496) (32,295) 0.7
Bollore SA (374,615) (1,018,066) 109,049 (2.2)
Cie Plastic Omnium SA (52,566) (729,011) 236,025 (4.8)
Edenred (45,972) (1,907,814) 308,815 (6.3)
Elior Group SA (66,596) (435,915) 224,266 (4.6)
Faurecia SE (63,295) (1,853,381) 620,110 (12.7)
Iliad SA (31,230) (4,207,751) 48,803 (1.0)
Ingenico Group SA (31,158) (3,256,928) 725,915 (14.8)
JCDecaux SA (62,961) (1,119,321) 226,878 (4.6)
Kering SA (5,398) (2,814,588) (66,229) 1.4
L'Oreal SA (4,875) (1,261,703) 18,331 (0.4)
LVMH Moet Hennessy Louis Vuitton SE (733) (268,829) 6,513 (0.1)
Orpea (24,494) (2,543,344) 293,790 (6.0)
Remy Cointreau SA (29,357) (3,199,583) (126,191) 2.6
Renault SA (79,464) (1,510,190) 235,976 (4.8)
Sartorius Stedim Biotech (2,061) (411,281) (22,409) 0.5
SEB SA (12,828) (1,588,824) 9,763 (0.2)
Ubisoft Entertainment SA (29,131) (2,129,215) (126,940) 2.6
Valeo SA (147,854) (2,406,437) 592,326 (12.1)
Worldline SA (70,247) (4,146,065) 654,727 (13.4)
Luxembourg
Eurofins Scientific SE (8,644) (4,218,275) (255,966) 5.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-3.83% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/31/2025 $484,000,394 $9,519,515 $(6,440,703) $3,078,812
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 31,680 2,906,006 (122,918) (4.0)
Amazon.com, Inc. 2,147 4,186,049 320,139 10.4
Amdocs Ltd. 78,065 4,291,233 (612,030) (19.9)
Applied Materials, Inc. 66,654 3,054,086 (416,587) (13.5)
Assured Guaranty Ltd. 110,175 2,841,413 (1,242,774) (40.4)
CACI International, Inc. 12,420 2,622,483 (140,346) (4.6)
Cadence Design Systems, Inc. 43,111 2,847,050 271,168 8.8

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cirrus Logic, Inc. 47,217 3,098,852 137,401 4.5
Colgate-Palmolive Co. 51,782 3,436,254 (187,969) (6.1)
Electronic Arts, Inc. 38,187 3,825,192 (29,022) (0.9)
Exelon Corp. 70,103 2,580,491 (357,525) (11.6)
Facebook, Inc. 21,143 3,526,652 (59,705) (1.9)
Herman Miller, Inc. 119,001 2,641,822 (599,756) (19.5)
Intel Corp. 56,014 3,031,478 183,166 5.9
Intuit, Inc. 14,275 3,283,250 (428,821) (13.9)
Kimberly-Clark Corp. 35,485 4,537,467 (467,846) (15.2)
MAXIMUS, Inc. 47,384 2,757,749 (122,725) (4.0)
Monster Beverage Corp. 57,456 3,232,475 (321,754) (10.5)
NortonLifeLock, Inc. 165,986 3,105,598 240,971 7.8
Oracle Corp. 80,553 3,893,126 186,883 6.1
Tyson Foods, Inc. 53,728 3,109,239 (161,721) (5.3)
Short Positions
Common Stocks
United States
Alliant Energy Corp. (64,359) (3,107,896) 377,787 12.3
Black Hills Corp. (48,145) (3,082,724) 504,078 16.4
CenterPoint Energy, Inc. (202,508) (3,128,749) 522,471 17.0
Charles Schwab Corp. (The) (101,287) (3,405,269) (326,481) (10.6)
Charter Communications, Inc. (9,817) (4,283,255) 264,077 8.6
Commerce Bancshares, Inc. (58,433) (2,942,102) 125,110 4.1
Conagra Brands, Inc. (91,717) (2,690,977) (166,925) (5.4)
Digital Realty Trust, Inc. (27,089) (3,762,933) (494,103) (16.0)
Energizer Holdings, Inc. (121,986) (3,690,076) 1,626,693 52.8
Equifax, Inc. (21,287) (2,542,732) 473,423 15.4
Eversource Energy (71,982) (5,629,712) 1,032,942 33.6
First Republic Bank (35,929) (2,956,238) 146,231 4.7
Hain Celestial Group, Inc. (The) (127,191) (3,303,150) (494,773) (16.1)
Knight-Swift Transportation Holdings, Inc. (106,836) (3,504,221) (99,327) (3.2)
LendingTree, Inc. (16,119) (2,956,063) 1,336,849 43.4
McCormick & Co., Inc. (Non-Voting) (20,343) (2,872,635) 57,367 1.9
MongoDB, Inc. (20,015) (2,732,848) (174,083) (5.7)
National Fuel Gas Co. (107,222) (3,998,308) 100,789 3.3
Netflix, Inc. (7,220) (2,711,110) (209,452) (6.8)
New York Times Co. (The) (94,201) (2,892,913) 296,733 9.6
NextEra Energy, Inc. (11,593) (2,789,508) 239,511 7.8
Sempra Energy (36,427) (4,115,887) 538,027 17.5
Southwest Gas Holdings, Inc. (53,641) (3,731,268) (194,717) (6.3)
Stericycle, Inc. (85,446) (4,150,967) 531,474 17.3
Twilio, Inc. (31,413) (2,811,149) 99,880 3.2
VEREIT, Inc. (575,474) (2,814,068) 1,806,988 58.7
Virtu Financial, Inc. (197,214) (4,105,995) 611,363 19.9
Visa, Inc. (19,368) (3,120,572) (17,674) (0.6)
WEC Energy Group, Inc. (39,916) (3,517,797) 568,404 18.5

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.58% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
59-62 months
maturity
ranging from
01/21/2025
- 03/31/2025 $49,758,700 $(1,617,277) $(135,425) $(1,752,702)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yamana Gold, Inc. 56,279 156,364 (35,098) 2.0
Canada
Air Canada 131,219 1,468,556 (32,451) 1.9
Alimentation Couche-Tard, Inc. 105,691 2,489,630 3,952 (0.2)
Atco Ltd. 19,382 536,713 10,709 (0.6)
Canadian Imperial Bank of Commerce 19,633 1,143,968 90,873 (5.2)
Cenovus Energy, Inc. 186,347 376,057 59,474 (3.4)
CGI, Inc. 14,086 762,604 1,099 (0.1)
CI Financial Corp. 59,383 589,484 (6,577) 0.4
Constellation Software, Inc. 625 568,029 41,956 (2.4)
Empire Co. Ltd. 129,378 2,530,929 (41,579) 2.4
Fairfax Financial Holdings Ltd. 914 280,201 (17,783) 1.0
Finning International, Inc. 72,931 782,533 188,996 (10.8)
iA Financial Corp., Inc. 4,095 128,731 9,690 (0.6)
Kinross Gold Corp. 85,322 342,549 (53,020) 3.0
Linamar Corp. 51,201 1,059,820 (1,378) 0.1
Magna International, Inc. 85,428 2,726,193 (10,054) 0.6
Manulife Financial Corp. 27,623 346,833 65,762 (3.8)
Methanex Corp. 36,262 441,390 (1,306) 0.1
National Bank of Canada 14,837 573,427 86,481 (4.9)
Onex Corp. 14,494 530,509 11,712 (0.7)
Open Text Corp. 11,523 402,932 11,474 (0.7)
Quebecor, Inc. 48,312 1,067,993 40,002 (2.3)
Seven Generations Energy Ltd. 119,820 131,970 4,961 (0.3)
Shaw Communications, Inc. 10,349 167,887 27,528 (1.6)
Teck Resources Ltd. 125,565 952,021 (36,000) 2.1
Thomson Reuters Corp. 28,688 1,954,527 280,473 (16.0)
Tourmaline Oil Corp. 30,546 187,535 9,669 (0.6)
United States
Bausch Health Cos., Inc. 8,852 137,186 6,137 (0.4)
BRP, Inc. 64,670 1,055,086 (337,961) 19.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (7,045) (281,239) 14,734 (0.8)
AltaGas Ltd. (133,837) (1,212,550) (62,358) 3.6
Cameco Corp. (202,478) (1,543,799) (205,303) 11.7
Canada Goose Holdings, Inc. (63,706) (1,273,848) (202,260) 11.5
Element Fleet Management Corp. (215,310) (1,370,836) (39,425) 2.2
Enbridge, Inc. (140,007) (4,076,947) (291,938) 16.7
Franco-Nevada Corp. (6,357) (635,158) 42,576 (2.4)
Inter Pipeline Ltd. (222,441) (1,330,884) (11,427) 0.7
Keyera Corp. (74,754) (694,793) 85,531 (4.9)
Pembina Pipeline Corp. (81,978) (1,537,852) (207,720) 11.9
PrairieSky Royalty Ltd. (182,951) (965,911) (11,335) 0.6
Shopify, Inc. (849) (355,708) (51,295) 2.9
SNC-Lavalin Group, Inc. (183,810) (2,711,501) 606 (0.0)
Stars Group, Inc. (The) (53,143) (1,086,801) (391,636) 22.3
Suncor Energy, Inc. (24,964) (398,416) (123,431) 7.0
TC Energy Corp. (82,815) (3,680,863) (528,514) 30.2
Vermilion Energy, Inc. (77,372) (237,509) (56,432) 3.2
West Fraser Timber Co. Ltd. (13,801) (263,212) 58,596 (3.3)
Wheaton Precious Metals Corp. (23,728) (653,013) (9,048) 0.5
Chile
Lundin Mining Corp. (55,799) (209,747) 6,591 (0.4)
Zambia
First Quantum Minerals Ltd. (215,251) (1,099,733) (27,832) 1.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
59-61 months
maturity
ranging from
01/21/2025
- 03/13/2025 $62,006,569 $4,177,840 $55,536 $4,233,376
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 3,283,831 4,051,413 197,279 4.7
Assicurazioni Generali SpA 403,745 5,468,644 617,504 14.6
Autogrill SpA 40,770 189,193 35,619 0.8
Azimut Holding SpA 9,667 137,588 15,204 0.4
Banca Generali SpA 47,004 976,719 77,735 1.8
BPER Banca 1,139,394 3,467,116 508,241 12.0
Enel SpA 69,411 478,787 39,883 0.9
Eni SpA 582,306 5,786,651 1,344,219 31.8

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Hera SpA 846,045 3,060,895 124,231 2.9
Intesa Sanpaolo SpA 198,587 321,326 2,173 0.1
Italgas SpA 738,480 4,040,499 415,326 9.8
Leonardo SpA 349,046 2,307,602 292,675 6.9
Mediobanca Banca di Credito Finanziario SpA 20,007 109,102 10,033 0.2
Poste Italiane SpA 279,558 2,352,995 338,785 8.0
Snam SpA 479,565 2,191,757 229,293 5.4
Telecom Italia SpA 948,960 384,115 40,438 1.0
Terna Rete Elettrica Nazionale SpA 30,672 192,800 16,628 0.4
Unipol Gruppo SpA 620,090 2,114,675 314,305 7.4
Spain
Repsol SA 269,604 2,405,207 387,350 9.1
Short Positions
Common Stocks
Italy
Amplifon SpA (38,766) (787,463) (62,947) (1.5)
Davide Campari-Milano SpA (77,432) (555,293) (80,308) (1.9)
DiaSorin SpA (1,747) (230,279) (26,339) (0.6)
FinecoBank Banca Fineco SpA (709,538) (6,383,776) (585,042) (13.8)
Freni Brembo SpA (205,547) (1,524,108) 24,518 0.6
Pirelli & C SpA (880,151) (3,105,347) 152,491 3.6
Prysmian SpA (94,097) (1,493,968) 146,021 3.4
Saipem SpA (614,156) (1,480,673) (81,276) (1.9)
Salvatore Ferragamo SpA (48,369) (642,811) (76,400) (1.8)
UniCredit SpA (74,869) (579,231) 3,505 0.1
Luxembourg
Tenaris SA (236,354) (1,425,882) (208,154) (4.9)
Netherlands
Koninklijke Vopak NV (51,828) (2,721,496) (201,653) (4.8)
United Kingdom
CNH Industrial NV (182,459) (1,039,158) 166,503 3.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-18.08% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
59-62 months
maturity
ranging from
01/22/2025
- 03/31/2025 $339,052,699 $(1,329,990) $(6,767,823) $(8,097,813)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alexion Pharmaceuticals, Inc. 49,299 4,426,557 366,292 (4.5)
Amgen, Inc. 14,271 2,893,160 (72,354) 0.9
Arrow Electronics, Inc. 80,665 4,184,094 281,521 (3.5)
Avnet, Inc. 154,060 3,866,906 53,921 (0.7)
Baxter International, Inc. 33,006 2,679,757 22,444 (0.3)
Biogen, Inc. 15,548 4,919,076 171,973 (2.1)
Bio-Rad Laboratories, Inc. 8,759 3,070,555 (71,999) 0.9
Charles River Laboratories International, Inc. 26,951 3,401,486 382,974 (4.7)
Cisco Systems, Inc. 64,797 2,547,170 246,877 (3.0)
Crane Co. 54,610 2,685,720 (9,284) 0.1
Cummins, Inc. 21,136 2,860,124 (23,394) 0.3
Curtiss-Wright Corp. 37,770 3,490,326 301,027 (3.7)
Eaton Corp. plc 29,728 2,309,568 117,426 (1.5)
EMCOR Group, Inc. 39,209 2,404,296 508,933 (6.3)
Exelixis, Inc. 146,015 2,514,378 359,197 (4.4)
F5 Networks, Inc. 31,029 3,308,622 418,892 (5.2)
Gilead Sciences, Inc. 54,726 4,091,316 13,134 (0.2)
HD Supply Holdings, Inc. 81,832 2,326,484 83,469 (1.0)
Humana, Inc. 10,787 3,387,334 447,013 (5.5)
Huntington Ingalls Industries, Inc. 14,790 2,694,886 312,217 (3.9)
Incyte Corp. 40,387 2,957,540 115,507 (1.4)
Jazz Pharmaceuticals plc 28,737 2,866,228 (175,008) 2.2
Mylan NV 159,234 2,374,179 (105,094) 1.3
National Instruments Corp. 72,082 2,384,473 387,080 (4.8)
NewMarket Corp. 5,957 2,280,757 (123,548) 1.5
Northrop Grumman Corp. 8,195 2,479,397 (137,512) 1.7
QIAGEN NV 78,521 3,266,474 263,045 (3.2)
Regeneron Pharmaceuticals, Inc. 6,063 2,960,502 (20,614) 0.3
Teledyne Technologies, Inc. 10,057 2,989,644 365,874 (4.5)
United Therapeutics Corp. 36,430 3,454,475 519,674 (6.4)
Vishay Intertechnology, Inc. 184,600 2,660,086 254,748 (3.1)
World Fuel Services Corp. 99,712 2,510,748 (178,484) 2.2
Short Positions
Common Stocks
United States
Acadia Healthcare Co., Inc. (143,256) (2,628,748) (594,512) 7.3
Axon Enterprise, Inc. (36,780) (2,602,921) (500,944) 6.2
Boeing Co. (The) (30,473) (4,544,743) (1,427,422) 17.6
Catalent, Inc. (46,780) (2,430,221) (422,891) 5.2
Cheniere Energy, Inc. (88,206) (2,954,901) 94,380 (1.2)
Cognex Corp. (57,734) (2,437,529) 256,339 (3.2)
Colfax Corp. (114,566) (2,268,407) (106,122) 1.3
Exact Sciences Corp. (40,764) (2,364,312) (633,065) 7.8
HealthEquity, Inc. (51,568) (2,608,825) (441,938) 5.5
Hess Corp. (102,127) (3,400,829) (273,700) 3.4
II-VI, Inc. (147,634) (4,207,569) (227,356) 2.8
Ligand Pharmaceuticals, Inc. (33,851) (2,461,645) 215,292 (2.7)
Occidental Petroleum Corp. (206,921) (2,396,145) (49,661) 0.6
Penumbra, Inc. (21,916) (3,535,708) (349,122) 4.3
Prestige Consumer Healthcare, Inc. (63,291) (2,321,514) (453,164) 5.6
TransDigm Group, Inc. (8,994) (2,879,789) (50,632) 0.6
Trex Co., Inc. (46,450) (3,722,503) (458,462) 5.7
Westinghouse Air Brake Technologies Corp. (53,191) (2,560,083) 107,978 (1.3)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
1-27 months
maturity
05/12/2020 $60,691,283 $(1,781,564) $(597,424) $(2,378,988)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 81,039 792,115 18,100 (0.8)
Switzerland
Adecco Group AG (Registered) 128,392 5,059,497 574,151 (24.1)
Bucher Industries AG (Registered) 543 143,121 14,028 (0.6)
Credit Suisse Group AG (Registered) 14,016 113,128 12,482 (0.5)
dormakaba Holding AG 1,753 775,630 (9,227) 0.4
Flughafen Zurich AG (Registered) 8,667 969,600 108,191 (4.5)
Geberit AG (Registered) 2,944 1,290,001 81,557 (3.4)
Helvetia Holding AG (Registered) 13,323 1,138,277 27,232 (1.1)
LafargeHolcim Ltd. (Registered) 23,473 856,612 85,991 (3.6)
Logitech International SA (Registered) 2,571 110,109 1,405 (0.1)
Nestle SA (Registered) 33,407 3,419,801 161,976 (6.8)
Novartis AG (Registered) 55,886 4,610,530 314,740 (13.2)
OC Oerlikon Corp. AG (Registered) 19,847 157,144 24,893 (1.0)
Roche Holding AG 18,753 6,033,628 206,068 (8.7)
Sonova Holding AG (Registered) 23,484 4,187,536 345,011 (14.5)
Sunrise Communications Group AG 1,949 156,217 1,528 (0.1)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (8,317) (144,558) 8,237 (0.3)
Alcon, Inc. (2,189) (112,144) (9,604) 0.4
Chocoladefabriken Lindt & Spruengli AG (103) (864,528) (115,232) 4.8
Cie Financiere Richemont SA (Registered) (44,277) (2,366,777) (7,355) 0.3
Clariant AG (Registered) (56,562) (941,431) (1,270) 0.1
EMS-Chemie Holding AG (Registered) (1,007) (628,039) (40,677) 1.7
Idorsia Ltd. (57,821) (1,494,445) (211,943) 8.9
Julius Baer Group Ltd. (37,016) (1,239,942) (239,726) 10.1
Lonza Group AG (Registered) (4,957) (2,038,933) (330,583) 13.9
Schindler Holding AG (6,412) (1,402,801) (48,447) 2.0
Sika AG (Registered) (35,676) (5,858,457) (528,121) 22.2
Straumann Holding AG (Registered) (3,916) (2,863,005) (350,540) 14.7
Swiss Re AG (9,976) (768,141) (105,211) 4.4
Temenos AG (Registered) (50,095) (6,529,864) (970,799) 40.8
Vifor Pharma AG (26,499) (3,625,272) (798,419) 33.6

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
12-37 months
maturity
02/12/2021 $36,835,018 $451,818 $247,602 $699,420
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 54,703 6,158,454 414,957 59.3
Coloplast A/S 4,888 708,889 65,725 9.4
FLSmidth & Co. A/S 46,704 1,046,789 (46,090) (6.6)
GN Store Nord A/S 86,115 3,818,179 776,602 111.0
H Lundbeck A/S 56,974 1,672,892 79,129 11.3
Novo Nordisk A/S 47,719 2,849,592 237,558 34.0
Pandora A/S 72,284 2,322,566 151,717 21.7
ROCKWOOL International A/S 8,647 1,557,493 41,212 5.9
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (532) (471,546) 16,939 2.4
Chr Hansen Holding A/S (64,223) (4,739,190) (228,767) (32.7)
Dfds A/S (10,642) (239,446) 20,716 3.0
DSV Panalpina A/S (54,519) (4,957,362) (615,829) (88.0)
Genmab A/S (3,999) (803,274) (95,864) (13.7)
ISS A/S (97,306) (1,331,197) (55,021) (7.9)
Novozymes A/S (49,249) (2,209,153) (122,653) (17.5)
Orsted A/S (14,379) (1,407,670) (137,185) (19.6)
Vestas Wind Systems A/S (6,653) (541,326) (51,328) (7.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-8.63% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
9-37 months
maturity
12/16/2020 $198,200,176 $2,974,159 $(1,137,519) $1,836,640

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas 148,243 6,177,584 1,555,561 84.7
UCB SA 77,224 6,607,457 995,516 54.2
Finland
Fortum OYJ 212,309 3,088,468 (29,703) (1.6)
Kone OYJ 33,142 1,855,976 125,384 6.8
Orion OYJ 46,067 1,874,756 220,607 12.0
UPM-Kymmene OYJ 86,411 2,356,163 266,956 14.5
Germany
adidas AG 6,582 1,461,384 198,640 10.8
Bayer AG (Registered) 49,238 2,821,264 73,520 4.0
Covestro AG 72,703 2,206,404 139,317 7.6
Fresenius Medical Care AG & Co. KGaA 40,466 2,641,459 (60,305) (3.3)
HeidelbergCement AG 35,988 1,537,518 143,288 7.8
HOCHTIEF AG 35,763 2,348,186 281,873 15.3
HUGO BOSS AG 104,078 2,605,288 (78,311) (4.3)
ProSiebenSat.1 Media SE 351,024 2,754,309 339,689 18.5
Rheinmetall AG 34,613 2,405,493 441,877 24.1
Software AG 60,133 1,792,180 182,504 9.9
Netherlands
ASM International NV 49,940 5,080,990 1,092,509 59.5
ASR Nederland NV 126,723 3,186,243 396,578 21.6
Koninklijke Ahold Delhaize NV 288,881 6,729,936 239,923 13.1
Koninklijke Philips NV 40,287 1,654,079 285,806 15.6
NN Group NV 75,250 2,044,976 307,159 16.7
Signify NV 132,733 2,572,397 (240,757) (13.1)
Wolters Kluwer NV 33,933 2,401,918 297,334 16.2
Spain
Enagas SA 221,501 4,369,596 134,767 7.3
Endesa SA 355,788 7,528,616 1,213,515 66.1
Iberdrola SA 353,108 3,453,754 (76,165) (4.1)
Naturgy Energy Group SA 233,772 4,101,253 72,987 4.0
Red Electrica Corp. SA 444,066 7,979,647 671,118 36.5
United Kingdom
Dialog Semiconductor plc 107,805 2,802,177 127,963 7.0
Short Positions
Common Stocks
Belgium
Umicore SA (184,790) (6,373,642) (161,973) (8.8)
Finland
Nokian Renkaat OYJ (127,623) (3,047,392) (551,587) (30.0)
Germany
Allianz SE (Registered) (9,224) (1,570,825) (224,583) (12.2)
Daimler AG (Registered) (78,715) (2,350,759) (221,019) (12.0)
Delivery Hero SE (46,436) (3,414,168) (345,189) (18.8)
Deutsche Bank AG (Registered) (481,442) (3,060,568) (309,296) (16.8)
Sartorius AG (Preference) (13,266) (3,171,581) (486,737) (26.5)
thyssenkrupp AG (749,112) (3,945,700) (825,171) (44.9)
United Internet AG (Registered) (113,010) (3,286,095) (351,278) (19.1)
Zalando SE (76,391) (2,879,185) (121,867) (6.6)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Luxembourg
ArcelorMittal SA (200,897) (1,896,559) (296,129) (16.1)
Netherlands
Adyen NV (2,279) (1,936,910) (125,722) (6.8)
Altice Europe NV (637,394) (2,460,006) (456,722) (24.9)
Just Eat Takeaway (32,063) (2,424,697) 116,909 6.4
OCI NV (135,625) (1,620,730) (112,649) (6.1)
SBM Offshore NV (275,368) (3,640,495) (169,453) (9.2)
Spain
Banco Santander SA (973,337) (2,315,396) 29,530 1.6
Cellnex Telecom SA (204,356) (9,270,097) (271,422) (14.8)
Ferrovial SA (328,595) (7,799,775) (647,995) (35.3)
Grifols SA (178,395) (5,968,633) (629,154) (34.3)
United States
QIAGEN NV (41,186) (1,662,974) (107,690) (5.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
12-37 months
maturity
02/12/2021 $9,832,221 $(151,046) $(23,190) $(174,236)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 261,614 1,280,589 45,922 (26.4)
Orkla ASA 181,620 1,556,068 37,750 (21.7)
Salmar ASA 48,648 1,609,468 (174,827) 100.3
Yara International ASA 34,997 1,106,573 54,825 (31.5)
Short Positions
Common Stocks
Norway
Equinor ASA (66,571) (829,883) (73,540) 42.2
Mowi ASA (6,650) (100,544) 1,593 (0.9)
Norsk Hydro ASA (571,055) (1,231,287) 13,616 (7.8)
Schibsted ASA (27,303) (525,862) (38,261) 22.0
United Kingdom
Subsea 7 SA (337,039) (1,591,947) (18,124) 10.4

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
11-37 months
maturity
02/12/2021 $33,304,301 $714,711 $156,086 $870,797
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Assa Abloy AB 18,260 340,891 (1,577) (0.2)
Axfood AB 8,624 175,374 4,774 0.5
Electrolux AB 96,516 1,192,327 132,710 15.2
Electrolux Professional AB 145,975 420,548 81,002 9.3
Essity AB 182,177 5,580,734 362,279 41.6
Getinge AB 85,009 1,607,445 125,703 14.4
Hennes & Mauritz AB 101,556 1,299,591 115,250 13.2
Securitas AB 30,856 331,469 16,572 1.9
Skanska AB 37,708 567,474 (2,346) (0.3)
Swedish Match AB 32,266 1,826,890 47,425 5.4
Swedish Orphan Biovitrum AB 112,711 1,872,276 292,371 33.6
Telefonaktiebolaget LM Ericsson 392,261 3,175,338 463,986 53.3
Volvo AB 70,324 835,866 70,710 8.1
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (55,946) (1,554,378) (167,304) (19.2)
Sweden
Atlas Copco AB (55,334) (1,840,091) (177,861) (20.4)
BillerudKorsnas AB (128,796) (1,404,357) (76,189) (8.7)
Elekta AB (96,158) (783,915) (83,831) (9.6)
Epiroc AB (38,449) (379,933) (27,071) (3.1)
Hexagon AB (6,874) (290,668) 9,819 1.1
Hexpol AB (103,792) (613,235) (103,808) (11.9)
Husqvarna AB (42,723) (212,534) (33,555) (3.9)
Saab AB (126,785) (2,408,869) 81,689 9.4
SSAB AB (224,021) (507,985) (42,276) (4.9)
Svenska Cellulosa AB SCA (178,746) (1,768,841) (283,342) (32.5)
Svenska Handelsbanken AB (224,118) (1,848,325) (40,143) (4.6)
Tele2 AB (34,898) (464,947) (50,276) (5.8)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
(a) Represents 7-day effective yield as of March 31, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
SHORT-TERM INVESTMENTS - 105.1%
INVESTMENT COMPANIES - 14.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(a)(b) 103,986,705 $ 103,986,705
Limited Purpose Cash Investment
Fund, 0.85%(1)(a)(c) 478,653,225 479,275,474
UBS Select Treasury Preferred
Fund, Class I, 0.28%(1)(a) 12,688,607 12,688,607
TOTAL INVESTMENT COMPANIES
(Cost $595,301,750) 595,950,786
—
U.S. TREASURY OBLIGATIONS - 90.3%
U.S. Treasury Bills
1.81%, 4/2/2020(d) $ 384,546,000 384,545,996
1.70%, 4/9/2020(d) 64,808,000 64,806,718
1.61%, 4/23/2020(d) 197,809,000 197,805,192
1.62%, 4/30/2020(d) 113,585,000 113,579,944
1.55%, 5/7/2020(d) 19,478,000 19,476,758
1.56%, 5/14/2020(d) 9,051,000 9,050,162
1.55%, 5/21/2020(d) 42,084,000 42,080,201
1.59%, 5/28/2020(d) 78,402,000 78,392,690
1.58%, 6/4/2020(d) 28,571,000 28,567,318
1.53%, 6/11/2020(d) 170,346,000 170,315,259
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 90.3% (continued)
1.56%, 6/18/2020(d) $ 42,321,000 $ 42,312,495
1.58%, 6/25/2020(d) 11,093,000 11,091,258
1.57%, 7/2/2020(d) 303,180,000 303,102,519
1.53%, 7/9/2020(d)(e) 47,930,000 47,919,917
1.54%, 7/16/2020(d)(e) 20,763,000 20,758,185
1.53%, 7/23/2020(d)(f) 71,726,000 71,707,708
1.55%, 7/30/2020(d)(g) 138,804,000 138,763,400
1.53%, 8/6/2020(d)(f) 151,125,000 151,079,551
1.52%, 8/20/2020(d)(f) 3,520,000 3,518,794
1.45%, 8/27/2020(d)(e) 303,840,000 303,727,266
1.02%, 9/3/2020(d)(e) 287,744,000 287,624,445
0.40%, 9/10/2020(d)(e) 412,238,000 412,026,522
0.30%, 9/17/2020(d)(f) 245,552,000 245,484,277
0.08%, 9/24/2020(d)(e) 209,518,000 209,421,714
0.10%, 10/1/2020(d) 269,988,000 269,822,500
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,618,789,079) 3,626,980,789
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,214,090,829) 4,222,931,575
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.1%
(Cost $4,214,090,829) 4,222,931,575
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.1)%(h) (203,892,921)
NET ASSETS - 100.0% $4,019,038,654
AFFILIATE
VALUE
AT
12/31/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 11.9%
INVESTMENT COMPANIES - 11.9%
Limited Purpose Cash
Investment Fund,
0.85%(1)(a)
(Cost $478,626,438) $615,883,359 $2,572,483,169 $(2,709,894,985) $201,587 $602,344 $479,275,474 478,653,225 2,109,633
(a) Represents 7-day effective yield as of March 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/15/2020 BRL (4,731,220) $ 27,728
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (34,783,420) 5,502,462
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (11,233,150) 757,820
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 8,912,860 139,192
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (94,713,400) 1,433,899
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (74,069,600) 843,108
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/24/2020 USD 5,529,800 262,680
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 33,821,800 1,275,768
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 95,003,250 1,056,982
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (1,879,896) 193,121
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 27,612,813 965,958
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 38,276,875 1,243,232
13,701,950
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 34,783,420 (5,898,158)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 9,878,900 (195,125)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 60,779,600 (323,374)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (95,003,250) (7,448,626)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (33,821,800) $ (2,593,748)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/24/2020 USD (5,529,800) (497,280)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/19/2020 CHF (3,190,250) (309,092)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (38,276,875) (3,450,475)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (27,612,813) (2,742,343)
(23,458,221)
$ (9,756,271)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 3 4/2020 USD $ 112,868 $ (23,506)
LME Aluminum Base Metal 7 4/2020 USD 262,763 (53,151)
LME Aluminum Base Metal 7 4/2020 USD 263,459 (50,692)
LME Aluminum Base Metal 9 4/2020 USD 338,348 (69,908)
LME Aluminum Base Metal 9 4/2020 USD 338,477 (69,237)
LME Aluminum Base Metal 9 4/2020 USD 338,861 (63,492)
LME Aluminum Base Metal 10 4/2020 USD 373,818 (82,386)
LME Aluminum Base Metal 11 4/2020 USD 413,069 (85,293)
LME Aluminum Base Metal 15 4/2020 USD 563,063 (116,806)
LME Aluminum Base Metal 15 4/2020 USD 561,244 (115,183)
LME Aluminum Base Metal 26 4/2020 USD 975,527 (192,487)
LME Aluminum Base Metal 32 4/2020 USD 1,206,400 (202,614)
LME Aluminum Base Metal 32 4/2020 USD 1,196,768 (265,077)
LME Aluminum Base Metal 34 4/2020 USD 1,272,748 (260,373)
LME Aluminum Base Metal 37 4/2020 USD 1,395,131 (224,653)
LME Aluminum Base Metal 132 4/2020 USD 4,978,050 (755,973)
LME Aluminum Base Metal 203 4/2020 USD 7,577,939 (1,567,319)
LME Copper Base Metal 1 4/2020 USD 123,529 (29,056)
LME Copper Base Metal 1 4/2020 USD 123,542 (30,458)
LME Copper Base Metal 1 4/2020 USD 123,569 (31,027)
LME Copper Base Metal 1 4/2020 USD 123,638 (31,534)
LME Copper Base Metal 1 4/2020 USD 123,574 (30,882)
LME Copper Base Metal 1 4/2020 USD 123,488 (29,300)
LME Copper Base Metal 2 4/2020 USD 247,075 (68,536)
LME Copper Base Metal 9 4/2020 USD 1,112,330 (257,046)
LME Copper Base Metal 28 4/2020 USD 3,460,842 (734,866)
LME Copper Base Metal 30 4/2020 USD 3,708,863 (661,476)
LME Copper Base Metal 56 4/2020 USD 6,924,232 (1,106,683)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 58 4/2020 USD $ 7,171,004 $ (1,137,290)
LME Copper Base Metal 112 4/2020 USD 13,849,500 (1,884,222)
LME Nickel Base Metal 1 4/2020 USD 68,658 (17,385)
LME Nickel Base Metal 1 4/2020 USD 68,637 (16,446)
LME Nickel Base Metal 1 4/2020 USD 68,628 (14,705)
LME Nickel Base Metal 2 4/2020 USD 137,418 (14,759)
LME Zinc Base Metal 2 4/2020 USD 94,784 (21,167)
LME Zinc Base Metal 4 4/2020 USD 189,590 (44,751)
LME Zinc Base Metal 6 4/2020 USD 284,247 (59,099)
LME Zinc Base Metal 7 4/2020 USD 332,066 (81,502)
LME Zinc Base Metal 9 4/2020 USD 426,629 (109,385)
LME Zinc Base Metal 13 4/2020 USD 616,320 (160,558)
LME Zinc Base Metal 20 4/2020 USD 949,465 (243,344)
LME Zinc Base Metal 34 4/2020 USD 1,614,218 (379,345)
LME Zinc Base Metal 34 4/2020 USD 1,614,592 (337,066)
LME Zinc Base Metal 48 4/2020 USD 2,279,784 (410,338)
LME Zinc Base Metal 53 4/2020 USD 2,517,063 (488,525)
LME Zinc Base Metal 97 4/2020 USD 4,607,427 (731,853)
MSCI Singapore Index 142 4/2020 SGD 2,811,327 (49,444)
RBOB Gasoline 32 4/2020 USD 796,589 (287,139)
SGX NIFTY 50 Index 6 4/2020 USD 102,846 391
Cocoa 160 5/2020 GBP 3,485,829 (399,854)
Coffee 'C' 76 5/2020 USD 3,407,175 (163,739)
KC HRW Wheat 87 5/2020 USD 2,144,550 12,136
LME Aluminum Base Metal 1 5/2020 USD 37,856 (5,009)
LME Aluminum Base Metal 4 5/2020 USD 151,193 (22,206)
LME Aluminum Base Metal 8 5/2020 USD 302,444 (43,970)
LME Aluminum Base Metal 9 5/2020 USD 340,576 (45,888)
LME Aluminum Base Metal 11 5/2020 USD 416,339 (55,731)
LME Aluminum Base Metal 11 5/2020 USD 415,940 (60,539)
LME Aluminum Base Metal 12 5/2020 USD 455,025 (52,357)
LME Aluminum Base Metal 21 5/2020 USD 794,981 (101,518)
LME Aluminum Base Metal 27 5/2020 USD 1,023,975 (110,338)
LME Aluminum Base Metal 29 5/2020 USD 1,095,105 (161,514)
LME Aluminum Base Metal 47 5/2020 USD 1,781,888 (216,523)
LME Aluminum Base Metal 52 5/2020 USD 1,963,260 (274,037)
LME Aluminum Base Metal 97 5/2020 USD 3,665,727 (483,627)
LME Aluminum Base Metal 222 5/2020 USD 8,380,001 (1,149,016)
LME Copper Base Metal 1 5/2020 USD 123,689 (19,701)
LME Copper Base Metal 4 5/2020 USD 494,693 (85,892)
LME Copper Base Metal 5 5/2020 USD 618,474 (101,154)
LME Copper Base Metal 6 5/2020 USD 742,104 (122,196)
LME Copper Base Metal 6 5/2020 USD 742,007 (128,235)
LME Copper Base Metal 12 5/2020 USD 1,484,208 (223,877)
LME Copper Base Metal 13 5/2020 USD 1,607,206 (251,182)
LME Copper Base Metal 15 5/2020 USD 1,855,200 (295,841)
LME Copper Base Metal 18 5/2020 USD 2,226,132 (307,323)
LME Copper Base Metal 21 5/2020 USD 2,597,007 (393,417)
LME Copper Base Metal 35 5/2020 USD 4,328,844 (547,713)
LME Copper Base Metal 49 5/2020 USD 6,061,300 (917,984)
LME Copper Base Metal 77 5/2020 USD 9,523,071 (1,386,239)
LME Nickel Base Metal 1 5/2020 USD 68,764 (10,082)
LME Nickel Base Metal 1 5/2020 USD 68,810 (4,489)
LME Nickel Base Metal 1 5/2020 USD 68,756 (9,493)
LME Nickel Base Metal 2 5/2020 USD 137,519 (19,938)
LME Nickel Base Metal 3 5/2020 USD 206,420 (17,248)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 5 5/2020 USD $ 343,896 $ (50,361)
LME Nickel Base Metal 6 5/2020 USD 412,417 (57,473)
LME Nickel Base Metal 6 5/2020 USD 412,394 (60,682)
LME Nickel Base Metal 8 5/2020 USD 550,296 (63,765)
LME Nickel Base Metal 8 5/2020 USD 550,265 (63,943)
LME Nickel Base Metal 9 5/2020 USD 619,083 (59,746)
LME Nickel Base Metal 15 5/2020 USD 1,031,278 (144,270)
LME Nickel Base Metal 15 5/2020 USD 1,030,926 (147,684)
LME Nickel Base Metal 31 5/2020 USD 2,132,901 (204,145)
LME Zinc Base Metal 5 5/2020 USD 237,698 (31,380)
LME Zinc Base Metal 10 5/2020 USD 475,453 (62,390)
LME Zinc Base Metal 11 5/2020 USD 523,188 (64,644)
LME Zinc Base Metal 16 5/2020 USD 760,676 (102,371)
LME Zinc Base Metal 18 5/2020 USD 856,139 (92,290)
LME Zinc Base Metal 19 5/2020 USD 903,631 (116,369)
LME Zinc Base Metal 20 5/2020 USD 951,135 (132,924)
LME Zinc Base Metal 24 5/2020 USD 1,140,510 (173,111)
LME Zinc Base Metal 26 5/2020 USD 1,236,768 (76,786)
LME Zinc Base Metal 26 5/2020 USD 1,236,788 (72,424)
LME Zinc Base Metal 27 5/2020 USD 1,283,175 (186,042)
LME Zinc Base Metal 54 5/2020 USD 2,568,632 (201,797)
LME Zinc Base Metal 60 5/2020 USD 2,852,190 (358,737)
LME Zinc Base Metal 64 5/2020 USD 3,041,120 (483,263)
Soybean Meal 156 5/2020 USD 5,015,400 (26,656)
Wheat 1,075 5/2020 USD 30,570,313 201,084
100 oz Gold 758 6/2020 USD 121,022,280 (2,933,399)
Australia 10 Year Bond 2,562 6/2020 AUD 237,345,434 1,772,033
Australia 3 Year Bond 23,299 6/2020 AUD 1,678,315,391 4,981,818
Canada 10 Year Bond 185 6/2020 CAD 19,342,642 585,261
DJIA CBOT E-Mini Index 233 6/2020 USD 25,339,915 2,313,489
Euro-Bobl 4,249 6/2020 EUR 633,624,095 (3,623,192)
Euro-BTP 927 6/2020 EUR 144,575,931 (5,483,813)
Euro-Bund 2,266 6/2020 EUR 431,132,061 (3,542,800)
Euro-Buxl 107 6/2020 EUR 24,770,362 (64,374)
Euro-OAT 831 6/2020 EUR 153,249,622 (3,994,260)
Euro-Schatz 5,895 6/2020 EUR 729,414,004 (2,371,482)
FTSE 100 Index 283 6/2020 GBP 19,809,589 1,857,298
FTSE/JSE Top 40 Index 247 6/2020 ZAR 5,667,653 674,982
FTSE/MIB Index 3 6/2020 EUR 279,982 34,019
Japan 10 Year Bond 83 6/2020 JPY 117,770,844 46,255
KOSPI 200 Index 281 6/2020 KRW 13,618,926 1,526,991
LME Aluminum Base Metal 10 6/2020 USD 380,573 (36,134)
LME Aluminum Base Metal 11 6/2020 USD 418,275 (49,960)
LME Aluminum Base Metal 14 6/2020 USD 533,320 (12,319)
LME Aluminum Base Metal 14 6/2020 USD 532,277 (48,940)
LME Aluminum Base Metal 24 6/2020 USD 915,600 (1,201)
LME Aluminum Base Metal 24 6/2020 USD 913,500 (60,041)
LME Aluminum Base Metal 25 6/2020 USD 950,894 (100,495)
LME Aluminum Base Metal 28 6/2020 USD 1,063,650 (142,325)
LME Aluminum Base Metal 29 6/2020 USD 1,102,877 (121,381)
LME Aluminum Base Metal 31 6/2020 USD 1,181,418 (20,184)
LME Aluminum Base Metal 40 6/2020 USD 1,519,930 (188,307)
LME Aluminum Base Metal 46 6/2020 USD 1,746,942 (216,172)
LME Aluminum Base Metal 51 6/2020 USD 1,944,031 (20,576)
LME Aluminum Base Metal 70 6/2020 USD 2,659,493 (368,581)
LME Aluminum Base Metal 73 6/2020 USD 2,778,563 (178,209)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 401 6/2020 USD $ 15,263,063 $ (1,427,298)
LME Copper Base Metal 2 6/2020 USD 247,455 18,850
LME Copper Base Metal 5 6/2020 USD 618,875 20,753
LME Copper Base Metal 8 6/2020 USD 989,872 22,271
LME Copper Base Metal 8 6/2020 USD 990,308 (109,682)
LME Copper Base Metal 9 6/2020 USD 1,114,200 (149,764)
LME Copper Base Metal 13 6/2020 USD 1,609,442 (201,984)
LME Copper Base Metal 13 6/2020 USD 1,608,721 46,328
LME Copper Base Metal 15 6/2020 USD 1,855,500 85,009
LME Copper Base Metal 21 6/2020 USD 2,599,406 (170,367)
LME Copper Base Metal 22 6/2020 USD 2,722,302 71,087
LME Copper Base Metal 23 6/2020 USD 2,845,244 25,951
LME Copper Base Metal 38 6/2020 USD 4,701,788 (716,016)
LME Copper Base Metal 46 6/2020 USD 5,695,088 (610,467)
LME Copper Base Metal 58 6/2020 USD 7,177,080 (1,019,944)
LME Copper Base Metal 60 6/2020 USD 7,423,440 (1,106,992)
LME Copper Base Metal 63 6/2020 USD 7,794,171 (1,138,278)
LME Copper Base Metal 384 6/2020 USD 47,527,200 (5,614,449)
LME Nickel Base Metal 1 6/2020 USD 68,874 (2,919)
LME Nickel Base Metal 2 6/2020 USD 137,718 (10,506)
LME Nickel Base Metal 2 6/2020 USD 137,688 (15,088)
LME Nickel Base Metal 3 6/2020 USD 206,478 (20,196)
LME Nickel Base Metal 3 6/2020 USD 206,568 (26,386)
LME Nickel Base Metal 4 6/2020 USD 275,577 5,098
LME Nickel Base Metal 4 6/2020 USD 275,436 (25,176)
LME Nickel Base Metal 6 6/2020 USD 412,992 (43,477)
LME Nickel Base Metal 7 6/2020 USD 482,328 6,915
LME Nickel Base Metal 8 6/2020 USD 551,134 10,390
LME Nickel Base Metal 10 6/2020 USD 688,893 21,634
LME Nickel Base Metal 10 6/2020 USD 688,868 26,079
LME Nickel Base Metal 11 6/2020 USD 757,647 (7,259)
LME Nickel Base Metal 12 6/2020 USD 826,344 (51,929)
LME Nickel Base Metal 28 6/2020 USD 1,928,556 (64,485)
LME Nickel Base Metal 47 6/2020 USD 3,237,219 (36,844)
LME Zinc Base Metal 1 6/2020 USD 47,638 235
LME Zinc Base Metal 1 6/2020 USD 47,588 1,272
LME Zinc Base Metal 7 6/2020 USD 333,191 (8,254)
LME Zinc Base Metal 10 6/2020 USD 475,750 9,541
LME Zinc Base Metal 11 6/2020 USD 523,655 22,710
LME Zinc Base Metal 11 6/2020 USD 523,779 (12,747)
LME Zinc Base Metal 11 6/2020 USD 523,738 16,389
LME Zinc Base Metal 18 6/2020 USD 856,823 (47,717)
LME Zinc Base Metal 19 6/2020 USD 904,718 40,894
LME Zinc Base Metal 26 6/2020 USD 1,237,243 (52,404)
LME Zinc Base Metal 29 6/2020 USD 1,380,509 (68,186)
LME Zinc Base Metal 29 6/2020 USD 1,380,581 (58,653)
LME Zinc Base Metal 42 6/2020 USD 1,998,518 (108,096)
LME Zinc Base Metal 42 6/2020 USD 1,998,728 (112,117)
LME Zinc Base Metal 44 6/2020 USD 2,095,313 50,273
LME Zinc Base Metal 56 6/2020 USD 2,664,550 (178,443)
LME Zinc Base Metal 425 6/2020 USD 20,237,969 (731,833)
Long Gilt 2,628 6/2020 GBP 444,556,686 5,160,634
NASDAQ 100 E-Mini Index 365 6/2020 USD 56,839,625 2,186,974
Palladium 6 6/2020 USD 1,382,880 65,178
Russell 2000 E-Mini Index 542 6/2020 USD 31,099,960 2,941,203
S&P 500 E-Mini Index 36 6/2020 USD 4,625,460 356,235

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P Midcap 400 E-Mini Index 64 6/2020 USD $ 9,201,920 $ 916,747
S&P/TSX 60 Index 263 6/2020 CAD 30,431,976 2,767,514
SPI 200 Index 112 6/2020 AUD 8,799,129 333,383
U.S. Treasury 10 Year Note 206 6/2020 USD 28,569,625 627,250
U.S. Treasury 2 Year Note 712 6/2020 USD 156,912,563 2,344,725
U.S. Treasury 5 Year Note 712 6/2020 USD 89,255,875 755,177
U.S. Treasury Long Bond 56 6/2020 USD 10,027,500 520,861
U.S. Treasury Ultra Bond 25 6/2020 USD 5,546,875 478,753
Cocoa 63 7/2020 GBP 1,373,328 (3,544)
3 Month Canadian Bankers Acceptance 42 9/2020 CAD 7,418,567 92,074
3 Month Euro Euribor 187 9/2020 EUR 51,766,818 (26,793)
3 Month Eurodollar 325 9/2020 USD 80,961,563 782,779
3 Month Sterling 1,629 9/2020 GBP 252,037,386 374,083
ASX 90 Day Bank Accepted Bill 1,169 9/2020 AUD 718,431,882 178,252
3 Month Canadian Bankers Acceptance 43 12/2020 CAD 7,594,054 51,585
3 Month Euro Euribor 800 12/2020 EUR 221,495,409 (198,681)
3 Month Eurodollar 326 12/2020 USD 81,222,900 841,509
3 Month Sterling 2,259 12/2020 GBP 349,510,408 520,488
ASX 90 Day Bank Accepted Bill 1,580 12/2020 AUD 970,996,078 230,522
3 Month Euro Euribor 1,086 3/2021 EUR 300,680,017 (235,508)
3 Month Eurodollar 335 3/2021 USD 83,511,313 831,588
3 Month Euroswiss 35 3/2021 CHF 9,155,455 (9,673)
3 Month Sterling 2,870 3/2021 GBP 444,222,008 741,018
3 Month Euro Euribor 1,152 6/2021 EUR 318,921,625 (265,206)
3 Month Eurodollar 337 6/2021 USD 84,005,675 570,612
3 Month Sterling 3,115 6/2021 GBP 482,046,671 788,615
3 Month Euro Euribor 1,169 9/2021 EUR 323,579,585 (278,253)
3 Month Eurodollar 336 9/2021 USD 83,743,800 298,287
3 Month Sterling 3,163 9/2021 GBP 489,376,458 765,682
3 Month Euro Euribor 1,254 12/2021 EUR 347,073,037 (308,917)
3 Month Eurodollar 335 12/2021 USD 83,477,813 160,691
3 Month Sterling 3,291 12/2021 GBP 509,078,307 783,230
3 Month Euro Euribor 746 3/2022 EUR 206,451,908 (200,517)
3 Month Eurodollar 351 3/2022 USD 87,447,263 173,980
3 Month Sterling 3,265 3/2022 GBP 505,031,072 373,916
(21,450,672)
Short Contracts
Amsterdam Exchange Index (27) 4/2020 EUR (2,874,678) (372,902)
Brent Crude Oil (328) 4/2020 USD (8,642,800) 773,201
CAC 40 10 Euro Index (86) 4/2020 EUR (4,168,631) (613,922)
Hang Seng Index (202) 4/2020 HKD (30,901,551) (320,311)
HSCEI (916) 4/2020 HKD (56,913,637) (712,062)
LME Aluminum Base Metal (3) 4/2020 USD (112,868) 23,518
LME Aluminum Base Metal (7) 4/2020 USD (263,459) 50,925
LME Aluminum Base Metal (7) 4/2020 USD (262,763) 53,095
LME Aluminum Base Metal (9) 4/2020 USD (338,348) 69,269
LME Aluminum Base Metal (9) 4/2020 USD (338,477) 69,197
LME Aluminum Base Metal (9) 4/2020 USD (338,861) 64,942
LME Aluminum Base Metal (10) 4/2020 USD (373,818) 82,153
LME Aluminum Base Metal (11) 4/2020 USD (413,069) 85,253
LME Aluminum Base Metal (15) 4/2020 USD (561,244) 113,206
LME Aluminum Base Metal (15) 4/2020 USD (563,063) 116,393
LME Aluminum Base Metal (26) 4/2020 USD (975,527) 193,774
LME Aluminum Base Metal (32) 4/2020 USD (1,196,768) 268,378
LME Aluminum Base Metal (32) 4/2020 USD (1,206,400) 200,715
LME Aluminum Base Metal (34) 4/2020 USD (1,272,748) 256,530

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (37) 4/2020 USD $ (1,395,131) $ 220,664
LME Aluminum Base Metal (132) 4/2020 USD (4,978,050) 742,234
LME Aluminum Base Metal (203) 4/2020 USD (7,577,939) 1,518,305
LME Copper Base Metal (1) 4/2020 USD (123,569) 31,178
LME Copper Base Metal (1) 4/2020 USD (123,542) 30,213
LME Copper Base Metal (1) 4/2020 USD (123,638) 32,397
LME Copper Base Metal (1) 4/2020 USD (123,574) 31,074
LME Copper Base Metal (1) 4/2020 USD (123,529) 29,656
LME Copper Base Metal (1) 4/2020 USD (123,488) 30,106
LME Copper Base Metal (2) 4/2020 USD (247,075) 68,370
LME Copper Base Metal (9) 4/2020 USD (1,112,330) 249,237
LME Copper Base Metal (28) 4/2020 USD (3,460,842) 722,342
LME Copper Base Metal (30) 4/2020 USD (3,708,863) 640,883
LME Copper Base Metal (56) 4/2020 USD (6,924,232) 1,057,776
LME Copper Base Metal (58) 4/2020 USD (7,171,004) 1,123,785
LME Copper Base Metal (112) 4/2020 USD (13,849,500) 1,819,724
LME Nickel Base Metal (1) 4/2020 USD (68,658) 17,709
LME Nickel Base Metal (1) 4/2020 USD (68,628) 14,890
LME Nickel Base Metal (1) 4/2020 USD (68,637) 16,593
LME Nickel Base Metal (2) 4/2020 USD (137,418) 14,886
LME Zinc Base Metal (2) 4/2020 USD (94,784) 21,011
LME Zinc Base Metal (4) 4/2020 USD (189,590) 44,123
LME Zinc Base Metal (6) 4/2020 USD (284,247) 59,610
LME Zinc Base Metal (7) 4/2020 USD (332,066) 80,138
LME Zinc Base Metal (9) 4/2020 USD (426,629) 105,924
LME Zinc Base Metal (13) 4/2020 USD (616,320) 158,510
LME Zinc Base Metal (20) 4/2020 USD (949,465) 232,563
LME Zinc Base Metal (34) 4/2020 USD (1,614,218) 368,522
LME Zinc Base Metal (34) 4/2020 USD (1,614,592) 318,099
LME Zinc Base Metal (48) 4/2020 USD (2,279,784) 396,196
LME Zinc Base Metal (53) 4/2020 USD (2,517,063) 449,201
LME Zinc Base Metal (97) 4/2020 USD (4,607,427) 720,256
MSCI Taiwan Index (50) 4/2020 USD (1,855,000) 29,764
Natural Gas (7,457) 4/2020 USD (122,294,800) 15,317,786
NY Harbor ULSD (15) 4/2020 USD (630,945) 96,155
OMXS30 Index (242) 4/2020 SEK (3,620,502) (353,079)
SGX FTSE China A50 Index (1,576) 4/2020 USD (19,857,600) (38,970)
Sugar No. 11 (532) 4/2020 USD (6,208,653) 304,705
WTI Crude Oil (360) 4/2020 USD (7,372,800) 3,910,066
Cocoa (6) 5/2020 USD (134,940) 195
Copper (591) 5/2020 USD (32,918,700) 4,233,209
Corn (4,079) 5/2020 USD (69,495,963) 3,014,362
Cotton No. 2 (254) 5/2020 USD (6,493,510) 1,240,989
LME Aluminum Base Metal (1) 5/2020 USD (37,856) 4,968
LME Aluminum Base Metal (4) 5/2020 USD (151,193) 22,620
LME Aluminum Base Metal (8) 5/2020 USD (302,444) 44,781
LME Aluminum Base Metal (9) 5/2020 USD (340,576) 46,103
LME Aluminum Base Metal (11) 5/2020 USD (416,339) 55,059
LME Aluminum Base Metal (11) 5/2020 USD (415,940) 61,909
LME Aluminum Base Metal (12) 5/2020 USD (455,025) 53,590
LME Aluminum Base Metal (21) 5/2020 USD (794,981) 100,854
LME Aluminum Base Metal (27) 5/2020 USD (1,023,975) 108,595
LME Aluminum Base Metal (29) 5/2020 USD (1,095,105) 154,836
LME Aluminum Base Metal (47) 5/2020 USD (1,781,888) 218,670
LME Aluminum Base Metal (52) 5/2020 USD (1,963,260) 283,832
LME Aluminum Base Metal (97) 5/2020 USD (3,665,727) 487,906

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (222) 5/2020 USD $ (8,380,001) $ 1,122,601
LME Copper Base Metal (1) 5/2020 USD (123,689) 19,933
LME Copper Base Metal (4) 5/2020 USD (494,693) 86,364
LME Copper Base Metal (5) 5/2020 USD (618,474) 99,262
LME Copper Base Metal (6) 5/2020 USD (742,007) 122,447
LME Copper Base Metal (6) 5/2020 USD (742,104) 123,603
LME Copper Base Metal (12) 5/2020 USD (1,484,208) 216,487
LME Copper Base Metal (13) 5/2020 USD (1,607,206) 256,212
LME Copper Base Metal (15) 5/2020 USD (1,855,200) 298,866
LME Copper Base Metal (18) 5/2020 USD (2,226,132) 316,990
LME Copper Base Metal (21) 5/2020 USD (2,597,007) 382,506
LME Copper Base Metal (35) 5/2020 USD (4,328,844) 557,928
LME Copper Base Metal (49) 5/2020 USD (6,061,300) 910,233
LME Copper Base Metal (77) 5/2020 USD (9,523,071) 1,358,685
LME Nickel Base Metal (1) 5/2020 USD (68,764) 9,804
LME Nickel Base Metal (1) 5/2020 USD (68,756) 9,879
LME Nickel Base Metal (1) 5/2020 USD (68,810) 4,357
LME Nickel Base Metal (2) 5/2020 USD (137,519) 20,575
LME Nickel Base Metal (3) 5/2020 USD (206,420) 16,198
LME Nickel Base Metal (5) 5/2020 USD (343,896) 50,208
LME Nickel Base Metal (6) 5/2020 USD (412,394) 59,256
LME Nickel Base Metal (6) 5/2020 USD (412,417) 51,078
LME Nickel Base Metal (8) 5/2020 USD (550,296) 62,193
LME Nickel Base Metal (8) 5/2020 USD (550,265) 62,614
LME Nickel Base Metal (9) 5/2020 USD (619,083) 59,362
LME Nickel Base Metal (15) 5/2020 USD (1,030,926) 140,668
LME Nickel Base Metal (15) 5/2020 USD (1,031,278) 142,929
LME Nickel Base Metal (31) 5/2020 USD (2,132,901) 193,658
LME Zinc Base Metal (5) 5/2020 USD (237,698) 30,710
LME Zinc Base Metal (10) 5/2020 USD (475,453) 62,025
LME Zinc Base Metal (11) 5/2020 USD (523,188) 59,743
LME Zinc Base Metal (16) 5/2020 USD (760,676) 107,581
LME Zinc Base Metal (18) 5/2020 USD (856,139) 91,168
LME Zinc Base Metal (19) 5/2020 USD (903,631) 111,883
LME Zinc Base Metal (20) 5/2020 USD (951,135) 133,644
LME Zinc Base Metal (24) 5/2020 USD (1,140,510) 180,444
LME Zinc Base Metal (26) 5/2020 USD (1,236,768) 89,805
LME Zinc Base Metal (26) 5/2020 USD (1,236,788) 54,361
LME Zinc Base Metal (27) 5/2020 USD (1,283,175) 174,878
LME Zinc Base Metal (54) 5/2020 USD (2,568,632) 196,758
LME Zinc Base Metal (60) 5/2020 USD (2,852,190) 360,150
LME Zinc Base Metal (64) 5/2020 USD (3,041,120) 477,701
Low Sulphur Gasoil (414) 5/2020 USD (12,202,650) 2,065,471
Silver (139) 5/2020 USD (9,838,420) (916,222)
Soybean (3) 5/2020 USD (132,900) (930)
Soybean Oil (486) 5/2020 USD (7,876,116) 526,299
DAX Index (36) 6/2020 EUR (9,834,284) (885,878)
EURO STOXX 50 Index (228) 6/2020 EUR (6,907,639) (140,866)
Lean Hogs (155) 6/2020 USD (3,740,150) 1,061,176
LME Aluminum Base Metal (10) 6/2020 USD (380,573) 35,523
LME Aluminum Base Metal (11) 6/2020 USD (418,275) 49,880
LME Aluminum Base Metal (14) 6/2020 USD (532,277) 51,126
LME Aluminum Base Metal (14) 6/2020 USD (533,320) 13,604
LME Aluminum Base Metal (24) 6/2020 USD (913,500) 62,341
LME Aluminum Base Metal (24) 6/2020 USD (915,600) 1,910
LME Aluminum Base Metal (25) 6/2020 USD (950,894) 97,940

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (28) 6/2020 USD $ (1,063,650) $ 137,817
LME Aluminum Base Metal (29) 6/2020 USD (1,102,877) 120,837
LME Aluminum Base Metal (31) 6/2020 USD (1,181,418) 24,236
LME Aluminum Base Metal (40) 6/2020 USD (1,519,930) 194,983
LME Aluminum Base Metal (46) 6/2020 USD (1,746,942) 216,547
LME Aluminum Base Metal (51) 6/2020 USD (1,944,031) 17,580
LME Aluminum Base Metal (70) 6/2020 USD (2,659,493) 368,676
LME Aluminum Base Metal (73) 6/2020 USD (2,778,563) 162,159
LME Aluminum Base Metal (841) 6/2020 USD (32,010,563) 3,522,987
LME Copper Base Metal (2) 6/2020 USD (247,455) (17,296)
LME Copper Base Metal (5) 6/2020 USD (618,875) (20,454)
LME Copper Base Metal (8) 6/2020 USD (989,872) (40,446)
LME Copper Base Metal (8) 6/2020 USD (990,308) 103,168
LME Copper Base Metal (9) 6/2020 USD (1,114,200) 144,973
LME Copper Base Metal (13) 6/2020 USD (1,609,442) 193,033
LME Copper Base Metal (13) 6/2020 USD (1,608,721) (44,084)
LME Copper Base Metal (15) 6/2020 USD (1,855,500) (69,353)
LME Copper Base Metal (21) 6/2020 USD (2,599,406) 169,119
LME Copper Base Metal (22) 6/2020 USD (2,722,302) (66,499)
LME Copper Base Metal (23) 6/2020 USD (2,845,244) (55,497)
LME Copper Base Metal (38) 6/2020 USD (4,701,788) 729,725
LME Copper Base Metal (46) 6/2020 USD (5,695,088) 606,065
LME Copper Base Metal (58) 6/2020 USD (7,177,080) 1,050,499
LME Copper Base Metal (60) 6/2020 USD (7,423,440) 1,156,383
LME Copper Base Metal (63) 6/2020 USD (7,794,171) 1,154,793
LME Copper Base Metal (547) 6/2020 USD (67,701,506) 8,621,721
LME Nickel Base Metal (1) 6/2020 USD (68,874) 2,622
LME Nickel Base Metal (2) 6/2020 USD (137,688) 16,506
LME Nickel Base Metal (2) 6/2020 USD (137,718) 11,706
LME Nickel Base Metal (3) 6/2020 USD (206,568) 24,948
LME Nickel Base Metal (3) 6/2020 USD (206,478) 19,893
LME Nickel Base Metal (4) 6/2020 USD (275,436) 26,712
LME Nickel Base Metal (4) 6/2020 USD (275,577) (7,520)
LME Nickel Base Metal (6) 6/2020 USD (412,992) 41,850
LME Nickel Base Metal (7) 6/2020 USD (482,328) (6,552)
LME Nickel Base Metal (8) 6/2020 USD (551,134) (13,749)
LME Nickel Base Metal (10) 6/2020 USD (688,893) (17,580)
LME Nickel Base Metal (10) 6/2020 USD (688,868) (27,929)
LME Nickel Base Metal (11) 6/2020 USD (757,647) 775
LME Nickel Base Metal (12) 6/2020 USD (826,344) 50,327
LME Nickel Base Metal (47) 6/2020 USD (3,237,219) (24,467)
LME Nickel Base Metal (228) 6/2020 USD (15,703,956) 735,623
LME Zinc Base Metal (1) 6/2020 USD (47,588) (1,520)
LME Zinc Base Metal (1) 6/2020 USD (47,638) (522)
LME Zinc Base Metal (7) 6/2020 USD (333,191) 5,151
LME Zinc Base Metal (10) 6/2020 USD (475,750) (13,655)
LME Zinc Base Metal (11) 6/2020 USD (523,738) (14,789)
LME Zinc Base Metal (11) 6/2020 USD (523,779) 14,639
LME Zinc Base Metal (11) 6/2020 USD (523,655) (19,365)
LME Zinc Base Metal (18) 6/2020 USD (856,823) 50,099
LME Zinc Base Metal (19) 6/2020 USD (904,718) (42,744)
LME Zinc Base Metal (26) 6/2020 USD (1,237,243) 56,831
LME Zinc Base Metal (29) 6/2020 USD (1,380,509) 75,206
LME Zinc Base Metal (29) 6/2020 USD (1,380,581) 73,509
LME Zinc Base Metal (42) 6/2020 USD (1,998,518) 119,209
LME Zinc Base Metal (42) 6/2020 USD (1,998,728) 117,712

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (44) 6/2020 USD $ (2,095,313) $ (64,918)
LME Zinc Base Metal (56) 6/2020 USD (2,664,550) 170,286
LME Zinc Base Metal (674) 6/2020 USD (32,095,038) 2,145,263
MSCI EAFE E-Mini Index (6) 6/2020 USD (467,790) (31,477)
MSCI Emerging Markets E-Mini Index (32) 6/2020 USD (1,348,640) (31,683)
Nikkei 225 Index (144) 6/2020 JPY (25,338,107) (1,274,919)
TOPIX Index (255) 6/2020 JPY (33,272,727) (1,180,632)
Cocoa (46) 7/2020 USD (1,039,140) (540)
Platinum (44) 7/2020 USD (1,605,780) (15,013)
3 Month Euroswiss (78) 9/2020 CHF (20,401,558) (52)
3 Month Euroswiss (23) 12/2020 CHF (6,016,442) 236
71,424,702
$ 49,974,030
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 22,450,500 USD 13,683,346 CITI 6/17/2020 $ 128,770
AUD 22,450,500 USD 13,683,363 JPMC 6/17/2020 128,753
CAD 128,721,500 USD 89,837,595 CITI 6/17/2020 1,696,350
CAD 128,721,500 USD 89,837,708 JPMC 6/17/2020 1,696,238
CHF 218,123,000 USD 224,648,851 CITI 6/17/2020 2,804,365
CHF 218,122,997 USD 224,649,129 JPMC 6/17/2020 2,804,084
CLP 1,303,051,500 USD 1,519,351 CITI
**
6/17/2020 6,153
CLP 1,303,051,500 USD 1,519,353 JPMC
**
6/17/2020 6,151
COP 8,973,655,000 USD 2,169,571 CITI
**
6/17/2020 27,270
COP 8,973,655,000 USD 2,169,574 JPMC
**
6/17/2020 27,266
EUR 332,936,500 USD 364,528,220 CITI 6/17/2020 3,747,939
EUR 332,936,500 USD 364,528,676 JPMC 6/17/2020 3,747,483
GBP 90,444,500 USD 108,056,592 CITI 6/17/2020 4,435,564
GBP 90,444,500 USD 108,056,728 JPMC 6/17/2020 4,435,430
HUF 7,211,002,000 USD 21,935,141 CITI 6/17/2020 152,173
HUF 7,211,002,000 USD 21,935,168 JPMC 6/17/2020 152,145
IDR 70,294,643,000 USD 4,235,761 CITI
**
6/17/2020 20,158
IDR 70,294,643,000 USD 4,235,767 JPMC
**
6/17/2020 20,152
ILS 15,979,500 USD 4,356,773 CITI 6/17/2020 172,316
ILS 15,979,500 USD 4,356,779 JPMC 6/17/2020 172,310
INR 167,345,500 USD 2,141,071 CITI
**
6/17/2020 34,570
INR 167,345,500 USD 2,141,074 JPMC
**
6/17/2020 34,567
JPY 55,506,579,000 USD 512,395,815 CITI 6/17/2020 5,520,200
JPY 55,506,579,000 USD 512,396,455 JPMC 6/17/2020 5,519,559
KRW 56,570,023,500 USD 46,260,468 CITI
**
6/17/2020 274,315
KRW 56,570,023,500 USD 46,260,526 JPMC
**
6/17/2020 274,258
MXN 187,647,000 USD 7,603,749 CITI 6/17/2020 216,817
MXN 187,647,000 USD 7,603,758 JPMC 6/17/2020 216,807
NOK 473,590,498 USD 43,380,449 CITI 6/17/2020 2,185,953
NOK 473,590,502 USD 43,380,503 JPMC 6/17/2020 2,185,898
NZD 179,816,500 USD 103,436,365 CITI 6/17/2020 3,794,568
NZD 179,816,500 USD 103,436,495 JPMC 6/17/2020 3,794,439
PHP 62,332,000 USD 1,198,697 CITI
**
6/17/2020 8,219
PHP 62,332,000 USD 1,198,698 JPMC
**
6/17/2020 8,218

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 328,729,500 USD 31,942,327 CITI 6/17/2020 $ 1,344,008
SEK 328,729,500 USD 31,942,367 JPMC 6/17/2020 1,343,967
SGD 37,340,000 USD 25,780,093 CITI 6/17/2020 521,734
SGD 37,340,000 USD 25,780,125 JPMC 6/17/2020 521,701
TWD 293,147,494 USD 9,728,788 CITI
**
6/17/2020 75,826
TWD 293,147,492 USD 9,728,800 JPMC
**
6/17/2020 75,814
USD 488,588,621 AUD 737,737,456 CITI 6/17/2020 34,713,848
USD 488,588,010 AUD 737,737,456 JPMC 6/17/2020 34,713,236
USD 147,605,747 BRL 668,769,496 CITI
**
6/17/2020 19,523,685
USD 147,605,562 BRL 668,769,496 JPMC
**
6/17/2020 19,523,500
USD 732,590,529 CAD 987,138,502 CITI 6/17/2020 30,635,672
USD 732,589,610 CAD 987,138,498 JPMC 6/17/2020 30,634,756
USD 252,429,248 CHF 239,154,002 CITI 6/17/2020 3,045,429
USD 252,428,928 CHF 239,153,998 JPMC 6/17/2020 3,045,113
USD 16,946,626 CLP 13,825,698,835 CITI
**
6/17/2020 760,645
USD 16,946,604 CLP 13,825,698,821 JPMC
**
6/17/2020 760,624
USD 11,319,138 COP 40,495,975,316 CITI
**
6/17/2020 1,405,318
USD 11,319,124 COP 40,495,975,308 JPMC
**
6/17/2020 1,405,304
USD 378,524,511 EUR 337,049,777 CITI 6/17/2020 5,698,468
USD 378,524,034 EUR 337,049,775 JPMC 6/17/2020 5,697,996
USD 667,858,291 GBP 520,105,003 CITI 6/17/2020 20,967,287
USD 667,857,448 GBP 520,104,997 JPMC 6/17/2020 20,966,453
USD 199,335,470 HUF 61,408,818,856 CITI 6/17/2020 11,240,135
USD 199,335,221 HUF 61,408,818,862 JPMC 6/17/2020 11,239,886
USD 75,601,293 IDR 1,099,610,867,996 CITI
**
6/17/2020 9,026,451
USD 75,600,956 IDR 1,099,610,868,004 JPMC
**
6/17/2020 9,026,114
USD 71,403,849 ILS 245,408,000 CITI 6/17/2020 1,847,566
USD 71,403,760 ILS 245,408,000 JPMC 6/17/2020 1,847,476
USD 77,160,914 INR 5,711,916,500 CITI
**
6/17/2020 2,900,893
USD 77,160,818 INR 5,711,916,500 JPMC
**
6/17/2020 2,900,797
USD 44,150,974 JPY 4,633,633,500 CITI 6/17/2020 915,865
USD 44,150,919 JPY 4,633,633,500 JPMC 6/17/2020 915,811
USD 311,581,875 KRW 373,781,819,400 CITI
**
6/17/2020 4,107,082
USD 311,581,485 KRW 373,781,819,414 JPMC
**
6/17/2020 4,106,692
USD 171,515,557 MXN 3,476,205,503 CITI 6/17/2020 26,637,716
USD 171,515,342 MXN 3,476,205,497 JPMC 6/17/2020 26,637,501
USD 162,064,578 NOK 1,516,616,496 CITI 6/17/2020 16,143,671
USD 162,064,376 NOK 1,516,616,500 JPMC 6/17/2020 16,143,467
USD 461,497,489 NZD 738,090,500 CITI 6/17/2020 21,348,044
USD 461,491,506 NZD 738,090,500 JPMC 6/17/2020 21,342,060
USD 28,736,829 PHP 1,473,058,502 CITI
**
6/17/2020 214,431
USD 28,736,793 PHP 1,473,058,498 JPMC
**
6/17/2020 214,395
USD 265,063,279 PLN 1,046,046,496 CITI 6/17/2020 12,279,967
USD 265,062,950 PLN 1,046,046,504 JPMC 6/17/2020 12,279,636
USD 167,680,425 SEK 1,612,453,000 CITI 6/17/2020 4,407,430
USD 167,680,215 SEK 1,612,453,000 JPMC 6/17/2020 4,407,220
USD 86,484,378 SGD 120,394,004 CITI 6/17/2020 1,680,355
USD 86,484,264 SGD 120,393,996 JPMC 6/17/2020 1,680,247
USD 33,869,932 TWD 1,008,098,501 CITI
**
6/17/2020 153,059
USD 33,869,890 TWD 1,008,098,499 JPMC
**
6/17/2020 153,017
USD 168,384,306 ZAR 2,795,067,500 CITI 6/17/2020 13,687,567
USD 168,384,096 ZAR 2,795,067,500 JPMC 6/17/2020 13,687,356
ZAR 84,647,500 USD 4,669,530 CITI 6/17/2020 15,398
ZAR 84,647,500 USD 4,669,536 JPMC 6/17/2020 15,393
Total unrealized appreciation 541,032,540
AUD 559,044,500 USD 366,012,721 CITI 6/17/2020 (22,074,381)
AUD 559,044,500 USD 366,021,313 JPMC 6/17/2020 (22,082,974)
BRL 589,188,500 USD 126,629,324 CITI
**
6/17/2020 (13,788,534)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 589,188,500 USD 126,629,483 JPMC
**
6/17/2020 $ (13,788,693)
CAD 709,311,983 USD 532,216,883 CITI 6/17/2020 (27,824,651)
CAD 709,311,976 USD 532,217,543 JPMC 6/17/2020 (27,825,316)
CHF 238,788,500 USD 255,454,857 CITI 6/17/2020 (6,452,174)
CHF 238,788,503 USD 255,455,179 JPMC 6/17/2020 (6,452,493)
CLP 11,409,617,001 USD 13,887,290 CITI
**
6/17/2020 (529,857)
CLP 11,409,616,999 USD 13,887,307 JPMC
**
6/17/2020 (529,874)
COP 28,512,448,502 USD 7,918,474 CITI
**
6/17/2020 (938,342)
COP 28,512,448,498 USD 7,918,484 JPMC
**
6/17/2020 (938,351)
EUR 815,526,504 USD 915,787,675 CITI 6/17/2020 (13,696,830)
EUR 815,526,496 USD 915,788,810 JPMC 6/17/2020 (13,697,974)
GBP 233,511,499 USD 302,693,959 CITI 6/17/2020 (12,259,360)
GBP 233,511,485 USD 302,694,319 JPMC 6/17/2020 (12,259,739)
HUF 52,952,102,500 USD 173,234,835 CITI 6/17/2020 (11,042,440)
HUF 52,952,102,500 USD 173,235,052 JPMC 6/17/2020 (11,042,656)
IDR 1,055,288,187,852 USD 73,317,247 CITI
**
6/17/2020 (9,425,880)
IDR 1,055,288,187,860 USD 73,317,339 JPMC
**
6/17/2020 (9,425,971)
ILS 257,660,998 USD 75,147,720 CITI 6/17/2020 (2,118,555)
ILS 257,661,002 USD 75,147,815 JPMC 6/17/2020 (2,118,648)
INR 5,956,378,148 USD 80,788,180 CITI
**
6/17/2020 (3,349,940)
INR 5,956,378,148 USD 80,788,281 JPMC
**
6/17/2020 (3,350,040)
JPY 23,226,814,000 USD 219,396,441 CITI 6/17/2020 (2,673,683)
JPY 23,226,814,000 USD 219,396,715 JPMC 6/17/2020 (2,673,957)
KRW 221,619,969,500 USD 185,388,180 CITI
**
6/17/2020 (3,082,484)
KRW 221,619,969,500 USD 185,388,412 JPMC
**
6/17/2020 (3,082,717)
MXN 3,243,047,627 USD 163,420,401 CITI 6/17/2020 (28,259,882)
MXN 3,243,047,621 USD 163,420,605 JPMC 6/17/2020 (28,260,086)
NOK 1,212,555,000 USD 129,061,235 CITI 6/17/2020 (12,395,535)
NOK 1,212,555,000 USD 129,061,396 JPMC 6/17/2020 (12,395,696)
NZD 746,570,969 USD 467,154,278 CITI 6/17/2020 (21,947,629)
NZD 746,570,969 USD 467,154,862 JPMC 6/17/2020 (21,948,214)
PHP 2,088,197,908 USD 40,870,789 CITI
**
6/17/2020 (437,629)
PHP 2,088,197,900 USD 40,870,840 JPMC
**
6/17/2020 (437,681)
PLN 838,194,504 USD 215,672,584 CITI 6/17/2020 (13,117,933)
PLN 838,194,512 USD 215,672,855 JPMC 6/17/2020 (13,118,203)
SEK 1,013,699,125 USD 105,792,078 CITI 6/17/2020 (3,147,417)
SEK 1,013,699,124 USD 105,792,210 JPMC 6/17/2020 (3,147,548)
SGD 65,662,500 USD 47,066,723 CITI 6/17/2020 (814,883)
SGD 65,662,500 USD 47,066,782 JPMC 6/17/2020 (814,941)
TWD 1,320,782,983 USD 44,387,195 CITI
**
6/17/2020 (212,273)
TWD 1,320,782,982 USD 44,387,250 JPMC
**
6/17/2020 (212,329)
USD 170,806,462 AUD 290,954,500 CITI 6/17/2020 (8,196,117)
USD 170,806,248 AUD 290,954,500 JPMC 6/17/2020 (8,196,330)
USD 11,210,318 CAD 16,031,500 CITI 6/17/2020 (189,692)
USD 11,210,304 CAD 16,031,500 JPMC 6/17/2020 (189,706)
USD 137,746,902 CHF 133,439,000 CITI 6/17/2020 (1,399,954)
USD 137,746,730 CHF 133,439,000 JPMC 6/17/2020 (1,400,126)
USD 354,784 CLP 304,760,500 CITI
**
6/17/2020 (2,004)
USD 354,783 CLP 304,760,500 JPMC
**
6/17/2020 (2,005)
USD 839,126,521 EUR 769,047,685 CITI 6/17/2020 (11,551,993)
USD 839,125,465 EUR 769,047,679 JPMC 6/17/2020 (11,553,045)
USD 110,265,787 GBP 91,963,500 CITI 6/17/2020 (4,115,655)
USD 110,265,650 GBP 91,963,500 JPMC 6/17/2020 (4,115,794)
USD 7,198,673 IDR 122,168,609,000 CITI
**
6/17/2020 (197,901)
USD 7,198,664 IDR 122,168,609,000 JPMC
**
6/17/2020 (197,911)
USD 8,778,730 ILS 31,822,998 CITI 6/17/2020 (240,900)
USD 8,778,720 ILS 31,823,002 JPMC 6/17/2020 (240,911)
USD 10,228,313 INR 791,342,000 CITI
**
6/17/2020 (59,840)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 10,228,300 INR 791,342,000 JPMC
**
6/17/2020 $ (59,854)
USD 477,209,496 JPY 52,826,604,720 CITI 6/17/2020 (15,700,445)
USD 477,208,899 JPY 52,826,604,720 JPMC 6/17/2020 (15,701,042)
USD 31,251,786 KRW 38,061,490,172 CITI
**
6/17/2020 (57,787)
USD 31,251,747 KRW 38,061,490,174 JPMC
**
6/17/2020 (57,825)
USD 968,020 MXN 23,828,500 CITI 6/17/2020 (25,081)
USD 968,019 MXN 23,828,500 JPMC 6/17/2020 (25,082)
USD 11,739,682 NOK 124,510,000 CITI 6/17/2020 (240,020)
USD 11,739,667 NOK 124,510,000 JPMC 6/17/2020 (240,033)
USD 14,689,706 PHP 774,689,502 CITI
**
6/17/2020 (310,378)
USD 14,689,688 PHP 774,689,498 JPMC
**
6/17/2020 (310,396)
USD 76,308,948 PLN 323,181,500 CITI 6/17/2020 (1,789,770)
USD 76,308,852 PLN 323,181,500 JPMC 6/17/2020 (1,789,865)
USD 16,521,213 SEK 164,459,000 CITI 6/17/2020 (131,498)
USD 16,521,192 SEK 164,459,000 JPMC 6/17/2020 (131,519)
USD 16,445,849 TWD 496,055,000 CITI
**
6/17/2020 (145,211)
USD 16,445,828 TWD 496,055,000 JPMC
**
6/17/2020 (145,232)
ZAR 807,457,556 USD 47,093,718 CITI 6/17/2020 (2,403,902)
ZAR 807,457,548 USD 47,093,776 JPMC 6/17/2020 (2,403,962)
Total unrealized depreciation (512,713,179)
Net unrealized appreciation $ 28,319,361
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 97.2%
INVESTMENT COMPANIES - 19.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(a) 10,994,780 $ 10,994,780
Limited Purpose Cash Investment
Fund, 0.85%(1)(a) 41,620,549 41,674,656
TOTAL INVESTMENT COMPANIES
(Cost $52,610,741) 52,669,436
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 78.2%
U.S. Treasury Bills
1.81%, 4/2/2020(b) $ 2,767,000 2,767,000
1.70%, 4/9/2020(b) 7,762,000 7,761,846
1.55%, 5/7/2020(b) 163,000 162,990
1.56%, 5/14/2020(b) 2,332,000 2,331,784
1.55%, 5/21/2020(b) 6,256,000 6,255,435
1.59%, 5/28/2020(b)(c) 3,060,000 3,059,637
1.58%, 6/4/2020(b)(c) 3,684,000 3,683,525
1.58%, 6/25/2020(b) 15,284,000 15,281,600
1.57%, 7/2/2020(b) 1,462,000 1,461,626
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 78.2% (continued)
1.53%, 7/9/2020(b) $ 28,523,000 $ 28,516,999
1.54%, 7/16/2020(b) 11,867,000 11,864,248
1.53%, 7/23/2020(b)(c) 51,833,000 51,819,782
1.55%, 7/30/2020(b)(c) 9,863,000 9,860,115
1.53%, 8/6/2020(b)(d) 34,988,000 34,977,479
1.52%, 8/13/2020(b)(c) 10,940,000 10,936,834
1.52%, 8/20/2020(b)(e) 2,015,000 2,014,309
1.45%, 8/27/2020(b)(c) 12,281,000 12,276,443
0.40%, 9/10/2020(b) 1,270,000 1,269,348
0.30%, 9/17/2020(b)(e) 6,349,000 6,347,249
0.08%, 9/24/2020(b) 854,000 853,608
0.10%, 10/1/2020(b) 3,883,000 3,880,620
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $216,516,907) 217,382,477
TOTAL SHORT-TERM INVESTMENTS
(Cost $269,127,648) 270,051,913
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.2%
(Cost $269,127,648) 270,051,913
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.8%(f) 7,768,571
NET ASSETS - 100.0% $277,820,484
(a) Represents 7-day effective yield as of March 31, 2020.
(b) The rate shown was the effective yield at the date of purchase.
(c) All or a portion of the security pledged as collateral for swap contracts.
(d) All or a portion of the security pledged as collateral for swap and futures contracts.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/15/2020 BRL (363,940) $ 1,568
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/15/2020 USD (20,880) 8,812
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/12/2020 USD (24,130) 5,982
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (3,339,860) 527,012
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (1,104,900) 74,540

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 883,920 $ 17,077
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (9,125,800) 138,406
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (7,176,600) 81,440
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/24/2020 USD 482,250 17,070
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 2,636,300 100,342
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 10,288,000 134,204
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (194,472) 19,845
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 2,587,813 90,710
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 3,895,938 125,965
1,342,973
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 USD 20,880 (3,472)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 3,339,860 (559,800)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 443,000 (8,750)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 5,626,100 (24,112)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (10,288,000) (805,611)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (2,636,300) (202,061)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/24/2020 USD (482,250) (43,815)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/19/2020 CHF (364,600) (40,277)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (3,895,938) $ (351,097)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (2,587,813) (262,143)
(2,301,138)
$ (958,165)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 4/2020 USD $ 37,651 $ (7,055)
LME Aluminum Base Metal 1 4/2020 USD 37,552 (7,754)
LME Aluminum Base Metal 1 4/2020 USD 37,416 (7,679)
LME Aluminum Base Metal 1 4/2020 USD 37,594 (7,768)
LME Aluminum Base Metal 1 4/2020 USD 37,609 (7,693)
LME Aluminum Base Metal 2 4/2020 USD 75,075 (15,574)
LME Aluminum Base Metal 3 4/2020 USD 112,561 (22,184)
LME Aluminum Base Metal 3 4/2020 USD 113,119 (18,215)
LME Aluminum Base Metal 3 4/2020 USD 113,100 (18,995)
LME Aluminum Base Metal 4 4/2020 USD 149,596 (33,135)
LME Aluminum Base Metal 4 4/2020 USD 149,735 (30,667)
LME Aluminum Base Metal 12 4/2020 USD 452,550 (69,069)
LME Aluminum Base Metal 19 4/2020 USD 709,265 (146,695)
LME Copper Base Metal 3 4/2020 USD 370,886 (66,148)
LME Copper Base Metal 3 4/2020 USD 370,805 (78,736)
LME Copper Base Metal 5 4/2020 USD 618,235 (98,811)
LME Copper Base Metal 6 4/2020 USD 741,828 (117,651)
LME Copper Base Metal 11 4/2020 USD 1,360,219 (185,229)
LME Zinc Base Metal 1 4/2020 USD 47,409 (12,583)
LME Zinc Base Metal 1 4/2020 USD 47,403 (12,154)
LME Zinc Base Metal 1 4/2020 USD 47,398 (11,188)
LME Zinc Base Metal 1 4/2020 USD 47,438 (11,657)
LME Zinc Base Metal 2 4/2020 USD 94,947 (24,334)
LME Zinc Base Metal 3 4/2020 USD 142,431 (33,472)
LME Zinc Base Metal 4 4/2020 USD 189,952 (39,655)
LME Zinc Base Metal 5 4/2020 USD 237,478 (42,744)
LME Zinc Base Metal 5 4/2020 USD 237,459 (46,087)
LME Zinc Base Metal 9 4/2020 USD 427,493 (67,830)
MSCI Singapore Index 15 4/2020 SGD 296,971 (5,340)
RBOB Gasoline 3 4/2020 USD 74,680 (35,568)
SGX NIFTY 50 Index 1 4/2020 USD 17,141 65
Cocoa 17 5/2020 GBP 370,369 (39,795)
Coffee 'C' 8 5/2020 USD 358,650 (19,705)
KC HRW Wheat 9 5/2020 USD 221,850 1,319
LME Aluminum Base Metal 1 5/2020 USD 37,842 (5,099)
LME Aluminum Base Metal 1 5/2020 USD 37,813 (5,504)
LME Aluminum Base Metal 1 5/2020 USD 37,806 (5,496)
LME Aluminum Base Metal 2 5/2020 USD 75,838 (8,726)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 5/2020 USD $ 75,713 $ (9,668)
LME Aluminum Base Metal 2 5/2020 USD 75,698 (10,133)
LME Aluminum Base Metal 3 5/2020 USD 113,287 (16,708)
LME Aluminum Base Metal 3 5/2020 USD 113,775 (12,260)
LME Aluminum Base Metal 5 5/2020 USD 189,563 (23,065)
LME Aluminum Base Metal 5 5/2020 USD 188,775 (26,350)
LME Aluminum Base Metal 10 5/2020 USD 377,910 (49,882)
LME Aluminum Base Metal 22 5/2020 USD 830,451 (113,772)
LME Copper Base Metal 1 5/2020 USD 123,684 (18,656)
LME Copper Base Metal 1 5/2020 USD 123,673 (21,473)
LME Copper Base Metal 1 5/2020 USD 123,668 (21,372)
LME Copper Base Metal 1 5/2020 USD 123,631 (19,322)
LME Copper Base Metal 1 5/2020 USD 123,684 (20,366)
LME Copper Base Metal 1 5/2020 USD 123,674 (17,074)
LME Copper Base Metal 2 5/2020 USD 247,360 (39,445)
LME Copper Base Metal 3 5/2020 USD 371,001 (55,375)
LME Copper Base Metal 4 5/2020 USD 494,725 (62,596)
LME Copper Base Metal 5 5/2020 USD 618,500 (94,776)
LME Copper Base Metal 7 5/2020 USD 865,734 (127,493)
LME Nickel Base Metal 1 5/2020 USD 68,732 (10,114)
LME Nickel Base Metal 1 5/2020 USD 68,787 (7,971)
LME Nickel Base Metal 1 5/2020 USD 68,783 (7,993)
LME Nickel Base Metal 1 5/2020 USD 68,728 (9,659)
LME Nickel Base Metal 1 5/2020 USD 68,807 (5,749)
LME Nickel Base Metal 1 5/2020 USD 68,779 (10,072)
LME Nickel Base Metal 2 5/2020 USD 137,504 (19,525)
LME Nickel Base Metal 3 5/2020 USD 206,410 (19,739)
LME Zinc Base Metal 1 5/2020 USD 47,563 (5,877)
LME Zinc Base Metal 2 5/2020 USD 95,119 (12,249)
LME Zinc Base Metal 2 5/2020 USD 95,127 (10,254)
LME Zinc Base Metal 2 5/2020 USD 95,043 (14,426)
LME Zinc Base Metal 3 5/2020 USD 142,575 (20,671)
LME Zinc Base Metal 3 5/2020 USD 142,627 (19,195)
LME Zinc Base Metal 3 5/2020 USD 142,704 (8,860)
LME Zinc Base Metal 3 5/2020 USD 142,706 (8,357)
LME Zinc Base Metal 3 5/2020 USD 142,670 (19,939)
LME Zinc Base Metal 6 5/2020 USD 285,404 (22,422)
LME Zinc Base Metal 6 5/2020 USD 285,105 (45,250)
LME Zinc Base Metal 6 5/2020 USD 285,219 (36,099)
Soybean Meal 16 5/2020 USD 514,400 (2,775)
Wheat 112 5/2020 USD 3,185,000 20,281
100 oz Gold 79 6/2020 USD 12,613,140 (305,201)
Australia 10 Year Bond 267 6/2020 AUD 24,735,063 156,247
Australia 3 Year Bond 2,432 6/2020 AUD 175,186,190 516,930
Canada 10 Year Bond 19 6/2020 CAD 1,986,542 58,014
DJIA CBOT E-Mini Index 24 6/2020 USD 2,610,120 231,608
Euro-Bobl 444 6/2020 EUR 66,210,661 (419,763)
Euro-BTP 97 6/2020 EUR 15,128,226 (571,190)
Euro-Bund 237 6/2020 EUR 45,091,923 (379,540)
Euro-Buxl 11 6/2020 EUR 2,546,486 (2,974)
Euro-OAT 87 6/2020 EUR 16,044,184 (423,297)
Euro-Schatz 616 6/2020 EUR 76,220,361 (234,520)
FTSE 100 Index 30 6/2020 GBP 2,099,956 194,179
FTSE/JSE Top 40 Index 26 6/2020 ZAR 596,595 69,770
FTSE/MIB Index 1 6/2020 EUR 93,327 11,340
Japan 10 Year Bond 9 6/2020 JPY 12,770,332 3,879

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
KOSPI 200 Index 29 6/2020 KRW $ 1,405,512 $ 171,561
LME Aluminum Base Metal 1 6/2020 USD 38,020 (3,495)
LME Aluminum Base Metal 1 6/2020 USD 38,057 (3,613)
LME Aluminum Base Metal 2 6/2020 USD 76,072 (8,325)
LME Aluminum Base Metal 2 6/2020 USD 76,125 (5,003)
LME Aluminum Base Metal 2 6/2020 USD 76,300 (19)
LME Aluminum Base Metal 2 6/2020 USD 75,975 (10,166)
LME Aluminum Base Metal 2 6/2020 USD 76,189 (1,759)
LME Aluminum Base Metal 3 6/2020 USD 113,995 (14,000)
LME Aluminum Base Metal 3 6/2020 USD 114,091 (12,556)
LME Aluminum Base Metal 3 6/2020 USD 114,331 (1,953)
LME Aluminum Base Metal 5 6/2020 USD 190,591 (2,146)
LME Aluminum Base Metal 5 6/2020 USD 189,885 (23,497)
LME Aluminum Base Metal 7 6/2020 USD 265,949 (36,858)
LME Aluminum Base Metal 8 6/2020 USD 304,500 (19,548)
LME Aluminum Base Metal 38 6/2020 USD 1,446,375 (134,901)
LME Copper Base Metal 1 6/2020 USD 123,734 5,381
LME Copper Base Metal 1 6/2020 USD 123,800 (16,640)
LME Copper Base Metal 1 6/2020 USD 123,700 6,822
LME Copper Base Metal 1 6/2020 USD 123,803 (15,537)
LME Copper Base Metal 2 6/2020 USD 247,413 2,257
LME Copper Base Metal 2 6/2020 USD 247,482 6,462
LME Copper Base Metal 2 6/2020 USD 247,496 7,047
LME Copper Base Metal 3 6/2020 USD 371,419 (39,738)
LME Copper Base Metal 3 6/2020 USD 371,344 (24,338)
LME Copper Base Metal 4 6/2020 USD 494,925 (75,370)
LME Copper Base Metal 5 6/2020 USD 618,620 (92,249)
LME Copper Base Metal 6 6/2020 USD 742,457 (104,479)
LME Copper Base Metal 7 6/2020 USD 866,019 (126,475)
LME Copper Base Metal 37 6/2020 USD 4,579,444 (549,587)
LME Nickel Base Metal 1 6/2020 USD 68,877 (660)
LME Nickel Base Metal 1 6/2020 USD 68,889 2,163
LME Nickel Base Metal 1 6/2020 USD 68,862 (6,621)
LME Nickel Base Metal 1 6/2020 USD 68,894 1,275
LME Nickel Base Metal 2 6/2020 USD 137,774 5,216
LME Nickel Base Metal 2 6/2020 USD 137,754 2,664
LME Nickel Base Metal 2 6/2020 USD 137,808 1,929
LME Nickel Base Metal 5 6/2020 USD 344,385 (3,708)
LME Zinc Base Metal 1 6/2020 USD 47,605 2,065
LME Zinc Base Metal 1 6/2020 USD 47,617 2,152
LME Zinc Base Metal 1 6/2020 USD 47,613 1,490
LME Zinc Base Metal 1 6/2020 USD 47,616 (1,159)
LME Zinc Base Metal 2 6/2020 USD 95,173 (4,031)
LME Zinc Base Metal 2 6/2020 USD 95,203 (5,302)
LME Zinc Base Metal 2 6/2020 USD 95,208 (4,703)
LME Zinc Base Metal 4 6/2020 USD 190,335 (10,295)
LME Zinc Base Metal 4 6/2020 USD 190,355 (10,561)
LME Zinc Base Metal 4 6/2020 USD 190,425 (6,818)
LME Zinc Base Metal 5 6/2020 USD 237,906 (15,932)
LME Zinc Base Metal 5 6/2020 USD 238,104 6,493
LME Zinc Base Metal 40 6/2020 USD 1,904,750 (70,384)
Long Gilt 274 6/2020 GBP 46,350,279 502,533
NASDAQ 100 E-Mini Index 38 6/2020 USD 5,917,550 205,072
Palladium 1 6/2020 USD 230,480 4,223
Russell 2000 E-Mini Index 57 6/2020 USD 3,270,660 306,571
S&P 500 E-Mini Index 4 6/2020 USD 513,940 38,802

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P Midcap 400 E-Mini Index 7 6/2020 USD $ 1,006,460 $ 101,525
S&P/TSX 60 Index 27 6/2020 CAD 3,124,195 288,160
SPI 200 Index 12 6/2020 AUD 942,764 47,586
U.S. Treasury 10 Year Note 22 6/2020 USD 3,051,125 67,207
U.S. Treasury 2 Year Note 74 6/2020 USD 16,308,328 243,693
U.S. Treasury 5 Year Note 74 6/2020 USD 9,276,594 78,264
U.S. Treasury Long Bond 6 6/2020 USD 1,074,375 52,940
U.S. Treasury Ultra Bond 3 6/2020 USD 665,625 58,714
Cocoa 6 7/2020 GBP 130,793 (338)
3 Month Canadian Bankers Acceptance 5 9/2020 CAD 883,163 10,961
3 Month Euro Euribor 20 9/2020 EUR 5,536,558 (281)
3 Month Eurodollar 33 9/2020 USD 8,220,713 79,135
3 Month Sterling 170 9/2020 GBP 26,302,244 40,854
ASX 90 Day Bank Accepted Bill 122 9/2020 AUD 74,977,493 18,979
3 Month Canadian Bankers Acceptance 5 12/2020 CAD 883,030 5,998
3 Month Euro Euribor 83 12/2020 EUR 22,980,149 (18,143)
3 Month Eurodollar 33 12/2020 USD 8,221,950 84,107
3 Month Sterling 235 12/2020 GBP 36,358,984 55,901
ASX 90 Day Bank Accepted Bill 165 12/2020 AUD 101,401,489 23,953
3 Month Euro Euribor 113 3/2021 EUR 31,286,226 (24,118)
3 Month Eurodollar 35 3/2021 USD 8,725,063 85,589
3 Month Euroswiss 4 3/2021 CHF 1,046,338 (1,439)
3 Month Sterling 299 3/2021 GBP 46,279,575 77,785
3 Month Euro Euribor 120 6/2021 EUR 33,221,003 (26,662)
3 Month Eurodollar 35 6/2021 USD 8,724,625 57,958
3 Month Sterling 325 6/2021 GBP 50,293,794 81,651
3 Month Euro Euribor 122 9/2021 EUR 33,769,640 (28,920)
3 Month Eurodollar 35 9/2021 USD 8,723,313 31,248
3 Month Sterling 330 9/2021 GBP 51,057,297 79,443
3 Month Euro Euribor 131 12/2021 EUR 36,257,231 (31,734)
3 Month Eurodollar 35 12/2021 USD 8,721,563 16,826
3 Month Sterling 343 12/2021 GBP 53,057,994 80,918
3 Month Euro Euribor 78 3/2022 EUR 21,586,124 (20,158)
3 Month Eurodollar 37 3/2022 USD 9,218,088 18,479
3 Month Sterling 340 3/2022 GBP 52,591,291 38,138
(2,021,859)
Short Contracts
Amsterdam Exchange Index (3) 4/2020 EUR (319,409) (36,869)
Brent Crude Oil (34) 4/2020 USD (895,900) 78,396
CAC 40 10 Euro Index (9) 4/2020 EUR (436,252) (64,143)
Hang Seng Index (21) 4/2020 HKD (3,212,537) (34,788)
HSCEI (96) 4/2020 HKD (5,964,748) (77,856)
LME Aluminum Base Metal (1) 4/2020 USD (37,552) 7,749
LME Aluminum Base Metal (1) 4/2020 USD (37,594) 7,696
LME Aluminum Base Metal (1) 4/2020 USD (37,609) 7,688
LME Aluminum Base Metal (1) 4/2020 USD (37,651) 7,216
LME Aluminum Base Metal (1) 4/2020 USD (37,416) 7,547
LME Aluminum Base Metal (2) 4/2020 USD (75,075) 15,519
LME Aluminum Base Metal (3) 4/2020 USD (113,100) 18,817
LME Aluminum Base Metal (3) 4/2020 USD (112,561) 22,358
LME Aluminum Base Metal (3) 4/2020 USD (113,119) 17,892
LME Aluminum Base Metal (4) 4/2020 USD (149,596) 33,547
LME Aluminum Base Metal (4) 4/2020 USD (149,735) 30,041
LME Aluminum Base Metal (12) 4/2020 USD (452,550) 67,782
LME Aluminum Base Metal (19) 4/2020 USD (709,265) 142,093
LME Copper Base Metal (3) 4/2020 USD (370,886) 64,088

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (3) 4/2020 USD $ (370,805) $ 77,394
LME Copper Base Metal (5) 4/2020 USD (618,235) 94,444
LME Copper Base Metal (6) 4/2020 USD (741,828) 116,254
LME Copper Base Metal (11) 4/2020 USD (1,360,219) 178,881
LME Zinc Base Metal (1) 4/2020 USD (47,403) 11,769
LME Zinc Base Metal (1) 4/2020 USD (47,438) 11,334
LME Zinc Base Metal (1) 4/2020 USD (47,409) 12,457
LME Zinc Base Metal (1) 4/2020 USD (47,398) 11,031
LME Zinc Base Metal (2) 4/2020 USD (94,947) 23,256
LME Zinc Base Metal (3) 4/2020 USD (142,431) 32,517
LME Zinc Base Metal (4) 4/2020 USD (189,952) 37,423
LME Zinc Base Metal (5) 4/2020 USD (237,459) 42,377
LME Zinc Base Metal (5) 4/2020 USD (237,478) 41,270
LME Zinc Base Metal (9) 4/2020 USD (427,493) 66,642
MSCI Taiwan Index (5) 4/2020 USD (185,500) 2,976
Natural Gas (778) 4/2020 USD (12,759,200) 1,550,059
NY Harbor ULSD (2) 4/2020 USD (84,126) 12,821
OMXS30 Index (25) 4/2020 SEK (374,019) (35,966)
SGX FTSE China A50 Index (165) 4/2020 USD (2,079,000) (3,789)
Sugar No. 11 (56) 4/2020 USD (653,542) 32,092
WTI Crude Oil (37) 4/2020 USD (757,760) 409,763
Cocoa (1) 5/2020 USD (22,490) 32
Copper (62) 5/2020 USD (3,453,400) 469,251
Corn (426) 5/2020 USD (7,257,975) 325,398
Cotton No. 2 (26) 5/2020 USD (664,690) 126,676
LME Aluminum Base Metal (1) 5/2020 USD (37,842) 5,123
LME Aluminum Base Metal (1) 5/2020 USD (37,813) 5,628
LME Aluminum Base Metal (1) 5/2020 USD (37,806) 5,598
LME Aluminum Base Metal (2) 5/2020 USD (75,713) 9,605
LME Aluminum Base Metal (2) 5/2020 USD (75,838) 8,932
LME Aluminum Base Metal (2) 5/2020 USD (75,698) 10,011
LME Aluminum Base Metal (3) 5/2020 USD (113,287) 16,018
LME Aluminum Base Metal (3) 5/2020 USD (113,775) 12,066
LME Aluminum Base Metal (5) 5/2020 USD (189,563) 23,309
LME Aluminum Base Metal (5) 5/2020 USD (188,775) 27,292
LME Aluminum Base Metal (10) 5/2020 USD (377,910) 50,347
LME Aluminum Base Metal (22) 5/2020 USD (830,451) 111,272
LME Copper Base Metal (1) 5/2020 USD (123,684) 18,041
LME Copper Base Metal (1) 5/2020 USD (123,674) 17,611
LME Copper Base Metal (1) 5/2020 USD (123,684) 20,601
LME Copper Base Metal (1) 5/2020 USD (123,668) 20,408
LME Copper Base Metal (1) 5/2020 USD (123,631) 19,709
LME Copper Base Metal (1) 5/2020 USD (123,673) 21,591
LME Copper Base Metal (2) 5/2020 USD (247,360) 39,849
LME Copper Base Metal (3) 5/2020 USD (371,001) 54,210
LME Copper Base Metal (4) 5/2020 USD (494,725) 63,763
LME Copper Base Metal (5) 5/2020 USD (618,500) 94,060
LME Copper Base Metal (7) 5/2020 USD (865,734) 124,684
LME Nickel Base Metal (1) 5/2020 USD (68,779) 10,042
LME Nickel Base Metal (1) 5/2020 USD (68,783) 7,827
LME Nickel Base Metal (1) 5/2020 USD (68,787) 7,774
LME Nickel Base Metal (1) 5/2020 USD (68,732) 9,876
LME Nickel Base Metal (1) 5/2020 USD (68,728) 9,096
LME Nickel Base Metal (1) 5/2020 USD (68,807) 5,399
LME Nickel Base Metal (2) 5/2020 USD (137,504) 19,282
LME Nickel Base Metal (3) 5/2020 USD (206,410) 18,660

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 5/2020 USD $ (47,563) $ 5,431
LME Zinc Base Metal (2) 5/2020 USD (95,043) 15,037
LME Zinc Base Metal (2) 5/2020 USD (95,119) 11,777
LME Zinc Base Metal (2) 5/2020 USD (95,127) 10,130
LME Zinc Base Metal (3) 5/2020 USD (142,706) 6,272
LME Zinc Base Metal (3) 5/2020 USD (142,670) 20,047
LME Zinc Base Metal (3) 5/2020 USD (142,575) 19,431
LME Zinc Base Metal (3) 5/2020 USD (142,627) 20,171
LME Zinc Base Metal (3) 5/2020 USD (142,704) 10,362
LME Zinc Base Metal (6) 5/2020 USD (285,219) 36,197
LME Zinc Base Metal (6) 5/2020 USD (285,105) 44,559
LME Zinc Base Metal (6) 5/2020 USD (285,404) 21,902
Low Sulphur Gasoil (43) 5/2020 USD (1,267,425) 214,530
Silver (14) 5/2020 USD (990,920) (94,094)
Soybean Oil (51) 5/2020 USD (826,506) 58,912
DAX Index (4) 6/2020 EUR (1,092,698) (83,739)
EURO STOXX 50 Index (24) 6/2020 EUR (727,120) (11,437)
Lean Hogs (15) 6/2020 USD (361,950) 102,140
LME Aluminum Base Metal (1) 6/2020 USD (38,057) 3,552
LME Aluminum Base Metal (1) 6/2020 USD (38,020) 3,652
LME Aluminum Base Metal (2) 6/2020 USD (76,189) 1,943
LME Aluminum Base Metal (2) 6/2020 USD (76,300) 188
LME Aluminum Base Metal (2) 6/2020 USD (75,975) 9,844
LME Aluminum Base Metal (2) 6/2020 USD (76,125) 5,195
LME Aluminum Base Metal (2) 6/2020 USD (76,072) 8,098
LME Aluminum Base Metal (3) 6/2020 USD (114,331) 2,345
LME Aluminum Base Metal (3) 6/2020 USD (113,995) 14,548
LME Aluminum Base Metal (3) 6/2020 USD (114,091) 12,500
LME Aluminum Base Metal (5) 6/2020 USD (189,885) 23,538
LME Aluminum Base Metal (5) 6/2020 USD (190,591) 1,843
LME Aluminum Base Metal (7) 6/2020 USD (265,949) 36,868
LME Aluminum Base Metal (8) 6/2020 USD (304,500) 17,759
LME Aluminum Base Metal (84) 6/2020 USD (3,197,250) 350,623
LME Copper Base Metal (1) 6/2020 USD (123,734) (2,733)
LME Copper Base Metal (1) 6/2020 USD (123,700) (5,271)
LME Copper Base Metal (1) 6/2020 USD (123,800) 16,108
LME Copper Base Metal (1) 6/2020 USD (123,803) 14,849
LME Copper Base Metal (2) 6/2020 USD (247,482) (6,045)
LME Copper Base Metal (2) 6/2020 USD (247,496) (6,851)
LME Copper Base Metal (2) 6/2020 USD (247,413) (4,826)
LME Copper Base Metal (3) 6/2020 USD (371,344) 24,160
LME Copper Base Metal (3) 6/2020 USD (371,419) 39,476
LME Copper Base Metal (4) 6/2020 USD (494,925) 76,813
LME Copper Base Metal (5) 6/2020 USD (618,620) 96,365
LME Copper Base Metal (6) 6/2020 USD (742,457) 107,876
LME Copper Base Metal (7) 6/2020 USD (866,019) 128,310
LME Copper Base Metal (54) 6/2020 USD (6,683,513) 854,900
LME Nickel Base Metal (1) 6/2020 USD (68,894) (1,880)
LME Nickel Base Metal (1) 6/2020 USD (68,889) (1,758)
LME Nickel Base Metal (1) 6/2020 USD (68,862) 5,754
LME Nickel Base Metal (1) 6/2020 USD (68,877) 70
LME Nickel Base Metal (2) 6/2020 USD (137,808) (1,837)
LME Nickel Base Metal (2) 6/2020 USD (137,774) (5,586)
LME Nickel Base Metal (5) 6/2020 USD (344,385) (3,013)
LME Nickel Base Metal (23) 6/2020 USD (1,584,171) 62,980
LME Zinc Base Metal (1) 6/2020 USD (47,605) (1,760)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 6/2020 USD $ (47,613) $ (1,344)
LME Zinc Base Metal (1) 6/2020 USD (47,617) (2,250)
LME Zinc Base Metal (1) 6/2020 USD (47,616) 1,331
LME Zinc Base Metal (2) 6/2020 USD (95,173) 4,372
LME Zinc Base Metal (2) 6/2020 USD (95,208) 5,187
LME Zinc Base Metal (2) 6/2020 USD (95,203) 5,567
LME Zinc Base Metal (4) 6/2020 USD (190,425) 7,164
LME Zinc Base Metal (4) 6/2020 USD (190,355) 11,108
LME Zinc Base Metal (4) 6/2020 USD (190,335) 11,353
LME Zinc Base Metal (5) 6/2020 USD (237,906) 15,204
LME Zinc Base Metal (5) 6/2020 USD (238,104) (8,869)
LME Zinc Base Metal (66) 6/2020 USD (3,142,838) 214,448
MSCI EAFE E-Mini Index (1) 6/2020 USD (77,965) (111)
MSCI Emerging Markets E-Mini Index (3) 6/2020 USD (126,435) (740)
Nikkei 225 Index (15) 6/2020 JPY (2,639,386) (115,890)
TOPIX Index (27) 6/2020 JPY (3,522,995) (131,259)
Cocoa (4) 7/2020 USD (90,360) (30)
Platinum (5) 7/2020 USD (182,475) (2,410)
3 Month Euroswiss (8) 9/2020 CHF (2,092,468) (22)
3 Month Euroswiss (2) 12/2020 CHF (523,169) 21
7,127,874
$ 5,106,015
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 3,304,000 USD 2,016,065 CITI 6/17/2020 $ 16,639
AUD 3,304,000 USD 2,016,068 JPMC 6/17/2020 16,637
CAD 13,337,500 USD 9,316,520 CITI 6/17/2020 167,785
CAD 13,337,500 USD 9,316,532 JPMC 6/17/2020 167,773
CHF 21,747,437 USD 22,398,040 CITI 6/17/2020 279,645
CHF 21,747,435 USD 22,398,066 JPMC 6/17/2020 279,617
CLP 131,803,500 USD 153,705 CITI
**
6/17/2020 598
CLP 131,803,500 USD 153,706 JPMC
**
6/17/2020 598
COP 915,890,000 USD 221,493 CITI
**
6/17/2020 2,726
COP 915,890,000 USD 221,493 JPMC
**
6/17/2020 2,726
EUR 33,761,000 USD 36,973,724 CITI 6/17/2020 370,850
EUR 33,761,000 USD 36,973,770 JPMC 6/17/2020 370,801
GBP 8,422,000 USD 10,085,854 CITI 6/17/2020 389,176
GBP 8,422,000 USD 10,085,867 JPMC 6/17/2020 389,165
HUF 720,099,500 USD 2,191,121 CITI 6/17/2020 14,546
HUF 720,099,500 USD 2,191,124 JPMC 6/17/2020 14,542
IDR 6,333,414,000 USD 381,647 CITI
**
6/17/2020 1,804
IDR 6,333,414,000 USD 381,647 JPMC
**
6/17/2020 1,803
ILS 1,630,000 USD 444,225 CITI 6/17/2020 17,767
ILS 1,630,000 USD 444,226 JPMC 6/17/2020 17,766
INR 17,328,000 USD 221,700 CITI
**
6/17/2020 3,580
INR 17,328,000 USD 221,700 JPMC
**
6/17/2020 3,579
JPY 5,619,657,000 USD 51,870,875 CITI 6/17/2020 564,537
JPY 5,619,657,000 USD 51,870,939 JPMC 6/17/2020 564,474
KRW 5,521,054,500 USD 4,513,413 CITI
**
6/17/2020 28,235

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 5,521,054,500 USD 4,513,419 JPMC
**
6/17/2020 $ 28,229
MXN 19,118,500 USD 777,490 CITI 6/17/2020 19,312
MXN 19,118,500 USD 777,491 JPMC 6/17/2020 19,311
NOK 48,409,500 USD 4,444,907 CITI 6/17/2020 212,803
NOK 48,409,500 USD 4,444,912 JPMC 6/17/2020 212,798
NZD 18,886,500 USD 10,857,382 CITI 6/17/2020 405,305
NZD 18,886,500 USD 10,857,396 JPMC 6/17/2020 405,293
PHP 6,520,000 USD 125,385 CITI
**
6/17/2020 860
PHP 6,520,000 USD 125,385 JPMC
**
6/17/2020 860
SEK 31,196,500 USD 3,032,219 CITI 6/17/2020 126,662
SEK 31,196,500 USD 3,032,223 JPMC 6/17/2020 126,658
SGD 3,720,000 USD 2,568,712 CITI 6/17/2020 51,609
SGD 3,720,000 USD 2,568,715 JPMC 6/17/2020 51,607
TWD 29,882,000 USD 991,854 CITI
**
6/17/2020 7,579
TWD 29,882,000 USD 991,856 JPMC
**
6/17/2020 7,579
USD 48,683,513 AUD 73,490,004 CITI 6/17/2020 3,470,601
USD 48,683,447 AUD 73,489,996 JPMC 6/17/2020 3,470,540
USD 14,810,144 BRL 67,078,504 CITI
**
6/17/2020 1,963,337
USD 14,810,124 BRL 67,078,496 JPMC
**
6/17/2020 1,963,318
USD 73,765,794 CAD 99,412,492 CITI 6/17/2020 3,073,504
USD 73,765,713 CAD 99,412,508 JPMC 6/17/2020 3,073,413
USD 25,557,233 CHF 24,214,000 CITI 6/17/2020 307,478
USD 25,557,201 CHF 24,214,000 JPMC 6/17/2020 307,447
USD 1,681,043 CLP 1,371,697,026 CITI
**
6/17/2020 75,174
USD 1,681,041 CLP 1,371,697,038 JPMC
**
6/17/2020 75,171
USD 1,137,261 COP 4,069,573,996 CITI
**
6/17/2020 140,989
USD 1,137,260 COP 4,069,574,012 JPMC
**
6/17/2020 140,987
USD 37,312,626 EUR 33,223,624 CITI 6/17/2020 562,468
USD 37,312,586 EUR 33,223,630 JPMC 6/17/2020 562,424
USD 66,924,179 GBP 52,090,998 CITI 6/17/2020 2,134,959
USD 66,924,101 GBP 52,091,002 JPMC 6/17/2020 2,134,874
USD 19,564,182 HUF 6,027,071,520 CITI 6/17/2020 1,103,249
USD 19,564,157 HUF 6,027,071,512 JPMC 6/17/2020 1,103,225
USD 7,460,522 IDR 108,583,993,001 CITI
**
6/17/2020 886,414
USD 7,460,494 IDR 108,583,992,999 JPMC
**
6/17/2020 886,384
USD 7,030,636 ILS 24,164,500 CITI 6/17/2020 181,663
USD 7,030,627 ILS 24,164,500 JPMC 6/17/2020 181,654
USD 7,716,870 INR 570,903,996 CITI
**
6/17/2020 294,608
USD 7,716,861 INR 570,904,004 JPMC
**
6/17/2020 294,598
USD 4,488,758 JPY 470,655,000 CITI 6/17/2020 97,210
USD 4,488,752 JPY 470,655,000 JPMC 6/17/2020 97,205
USD 31,211,080 KRW 37,439,086,784 CITI
**
6/17/2020 413,500
USD 31,211,041 KRW 37,439,086,775 JPMC
**
6/17/2020 413,462
USD 17,145,547 MXN 347,828,506 CITI 6/17/2020 2,649,095
USD 17,145,525 MXN 347,828,494 JPMC 6/17/2020 2,649,073
USD 16,501,209 NOK 154,700,000 CITI 6/17/2020 1,616,785
USD 16,501,189 NOK 154,700,000 JPMC 6/17/2020 1,616,763
USD 46,031,878 NZD 73,637,003 CITI 6/17/2020 2,119,531
USD 46,031,264 NZD 73,636,997 JPMC 6/17/2020 2,118,921
USD 2,858,760 PHP 146,549,498 CITI
**
6/17/2020 21,164
USD 2,858,757 PHP 146,549,502 JPMC
**
6/17/2020 21,162
USD 25,933,428 PLN 102,288,996 CITI 6/17/2020 1,214,688
USD 25,933,397 PLN 102,289,004 JPMC 6/17/2020 1,214,657
USD 16,726,382 SEK 160,923,501 CITI 6/17/2020 431,667
USD 16,726,361 SEK 160,923,499 JPMC 6/17/2020 431,646
USD 8,494,496 SGD 11,818,504 CITI 6/17/2020 169,690
USD 8,494,479 SGD 11,818,496 JPMC 6/17/2020 169,680
USD 3,438,125 TWD 102,333,500 CITI
**
6/17/2020 15,478

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,438,121 TWD 102,333,500 JPMC
**
6/17/2020 $ 15,473
USD 17,487,904 ZAR 290,635,500 CITI 6/17/2020 1,402,294
USD 17,487,882 ZAR 290,635,500 JPMC 6/17/2020 1,402,272
Total unrealized appreciation 54,053,729
AUD 55,153,000 USD 36,101,614 CITI 6/17/2020 (2,170,091)
AUD 55,153,000 USD 36,102,455 JPMC 6/17/2020 (2,170,932)
BRL 58,764,500 USD 12,623,276 CITI
**
6/17/2020 (1,368,758)
BRL 58,764,500 USD 12,623,292 JPMC
**
6/17/2020 (1,368,774)
CAD 70,893,491 USD 53,197,121 CITI 6/17/2020 (2,784,711)
CAD 70,893,509 USD 53,197,201 JPMC 6/17/2020 (2,784,778)
CHF 24,141,065 USD 25,836,773 CITI 6/17/2020 (663,074)
CHF 24,141,063 USD 25,836,804 JPMC 6/17/2020 (663,107)
CLP 1,123,609,999 USD 1,366,757 CITI
**
6/17/2020 (51,327)
CLP 1,123,610,001 USD 1,366,759 JPMC
**
6/17/2020 (51,328)
COP 2,840,726,994 USD 787,547 CITI
**
6/17/2020 (92,108)
COP 2,840,727,006 USD 787,548 JPMC
**
6/17/2020 (92,109)
EUR 80,727,490 USD 90,663,013 CITI 6/17/2020 (1,366,678)
EUR 80,727,510 USD 90,663,150 JPMC 6/17/2020 (1,366,789)
GBP 22,602,998 USD 29,314,366 CITI 6/17/2020 (1,201,435)
GBP 22,603,000 USD 29,314,405 JPMC 6/17/2020 (1,201,473)
HUF 5,176,819,001 USD 16,931,915 CITI 6/17/2020 (1,075,309)
HUF 5,176,818,999 USD 16,931,937 JPMC 6/17/2020 (1,075,329)
IDR 104,212,541,657 USD 7,239,579 CITI
**
6/17/2020 (930,135)
IDR 104,212,541,655 USD 7,239,588 JPMC
**
6/17/2020 (930,143)
ILS 25,421,503 USD 7,414,269 CITI 6/17/2020 (209,021)
ILS 25,421,497 USD 7,414,277 JPMC 6/17/2020 (209,030)
INR 595,520,512 USD 8,076,230 CITI
**
6/17/2020 (333,931)
INR 595,520,520 USD 8,076,240 JPMC
**
6/17/2020 (333,941)
JPY 2,342,407,500 USD 22,130,428 CITI 6/17/2020 (274,093)
JPY 2,342,407,500 USD 22,130,456 JPMC 6/17/2020 (274,122)
KRW 22,193,489,000 USD 18,556,599 CITI
**
6/17/2020 (300,125)
KRW 22,193,489,000 USD 18,556,622 JPMC
**
6/17/2020 (300,148)
MXN 323,976,010 USD 16,325,622 CITI 6/17/2020 (2,823,272)
MXN 323,975,998 USD 16,325,642 JPMC 6/17/2020 (2,823,292)
NOK 123,995,500 USD 13,186,216 CITI 6/17/2020 (1,256,018)
NOK 123,995,500 USD 13,186,232 JPMC 6/17/2020 (1,256,035)
NZD 74,425,003 USD 46,559,440 CITI 6/17/2020 (2,177,181)
NZD 74,424,997 USD 46,559,494 JPMC 6/17/2020 (2,177,240)
PHP 209,507,496 USD 4,100,654 CITI
**
6/17/2020 (44,023)
PHP 209,507,504 USD 4,100,660 JPMC
**
6/17/2020 (44,028)
PLN 82,678,496 USD 21,273,560 CITI 6/17/2020 (1,293,813)
PLN 82,678,505 USD 21,273,589 JPMC 6/17/2020 (1,293,840)
SEK 99,538,504 USD 10,386,653 CITI 6/17/2020 (307,631)
SEK 99,538,496 USD 10,386,665 JPMC 6/17/2020 (307,644)
SGD 6,537,500 USD 4,685,174 CITI 6/17/2020 (80,241)
SGD 6,537,500 USD 4,685,180 JPMC 6/17/2020 (80,248)
TWD 133,675,500 USD 4,492,358 CITI
**
6/17/2020 (21,446)
TWD 133,675,500 USD 4,492,364 JPMC
**
6/17/2020 (21,453)
USD 18,638,683 AUD 31,713,500 CITI 6/17/2020 (872,266)
USD 18,638,659 AUD 31,713,500 JPMC 6/17/2020 (872,289)
USD 1,432,254 CAD 2,055,000 CITI 6/17/2020 (29,059)
USD 1,432,252 CAD 2,055,000 JPMC 6/17/2020 (29,061)
USD 13,287,140 CHF 12,867,000 CITI 6/17/2020 (130,246)
USD 13,287,123 CHF 12,867,000 JPMC 6/17/2020 (130,263)
USD 37,041 CLP 31,818,000 CITI
**
6/17/2020 (209)
USD 37,041 CLP 31,818,000 JPMC
**
6/17/2020 (209)
USD 83,833,880 EUR 76,839,868 CITI 6/17/2020 (1,162,181)
USD 83,833,790 EUR 76,839,881 JPMC 6/17/2020 (1,162,289)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 10,822,184 GBP 9,032,000 CITI 6/17/2020 $ (411,548)
USD 10,822,170 GBP 9,032,000 JPMC 6/17/2020 (411,560)
USD 707,632 IDR 12,010,695,500 CITI
**
6/17/2020 (19,544)
USD 707,631 IDR 12,010,695,500 JPMC
**
6/17/2020 (19,544)
USD 899,887 ILS 3,262,003 CITI 6/17/2020 (24,667)
USD 899,884 ILS 3,261,997 JPMC 6/17/2020 (24,668)
USD 1,054,629 INR 81,593,500 CITI
**
6/17/2020 (6,159)
USD 1,054,628 INR 81,593,500 JPMC
**
6/17/2020 (6,160)
USD 47,608,767 JPY 5,270,435,074 CITI 6/17/2020 (1,568,154)
USD 47,608,708 JPY 5,270,435,074 JPMC 6/17/2020 (1,568,214)
USD 3,429,187 KRW 4,184,024,844 CITI
**
6/17/2020 (12,613)
USD 3,429,183 KRW 4,184,024,844 JPMC
**
6/17/2020 (12,618)
USD 101,052 MXN 2,488,500 CITI 6/17/2020 (2,661)
USD 101,052 MXN 2,488,500 JPMC 6/17/2020 (2,661)
USD 1,226,010 NOK 13,017,000 CITI 6/17/2020 (26,418)
USD 1,226,008 NOK 13,017,000 JPMC 6/17/2020 (26,419)
USD 1,510,062 PHP 79,633,498 CITI
**
6/17/2020 (31,857)
USD 1,510,060 PHP 79,633,502 JPMC
**
6/17/2020 (31,860)
USD 8,414,810 PLN 35,569,500 CITI 6/17/2020 (180,770)
USD 8,414,799 PLN 35,569,500 JPMC 6/17/2020 (180,782)
USD 1,530,475 SEK 15,184,500 CITI 6/17/2020 (7,070)
USD 1,530,473 SEK 15,184,500 JPMC 6/17/2020 (7,072)
USD 176,368 SGD 250,500 CITI 6/17/2020 (81)
USD 176,368 SGD 250,500 JPMC 6/17/2020 (82)
USD 1,650,369 TWD 49,779,000 CITI
**
6/17/2020 (14,539)
USD 1,650,367 TWD 49,779,000 JPMC
**
6/17/2020 (14,541)
ZAR 91,860,502 USD 5,332,701 CITI 6/17/2020 (248,559)
ZAR 91,860,498 USD 5,332,707 JPMC 6/17/2020 (248,565)
Total unrealized depreciation (51,147,662)
Net unrealized appreciation $ 2,906,067
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 90.1%
COMMON STOCKS - 26.0%
Australia - 0.4%
AMP Ltd.(2)* 2,386 $ 1,949
Aurizon Holdings Ltd.(2) 40,500 104,959
BHP Group Ltd.(2) 2,222 40,310
BHP Group plc(2) 755 11,717
BlueScope Steel Ltd.(2) 20,764 108,710
Fortescue Metals Group Ltd.(2) 37,756 231,377
Qantas Airways Ltd.(2) 7,677 14,936
Santos Ltd.(2) 9,424 19,355
Treasury Wine Estates Ltd.(2) 2,868 17,806
551,119
—
Austria - 0.0%(a)
ams AG(2)* 6,640 64,903
Belgium - 0.0%(a)
Ageas(2) 466 19,419
Canada - 0.7%
Air Canada* 3,772 42,215
Aurora Cannabis, Inc.* 17,495 15,664
Canadian Natural Resources Ltd. 4,815 65,863
Cenovus Energy, Inc. 100,403 202,618
Kinross Gold Corp.* 35,408 142,155
Magna International, Inc.(b) 111 3,542
Onex Corp. 5,634 206,215
Shopify, Inc., Class A* 304 127,368
Stars Group, Inc. (The)* 180 3,681
Teck Resources Ltd., Class B 8,606 65,250
874,571
—
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd.(2) 228,300 132,469
Denmark - 0.2%
Genmab A/S(2)* 188 37,763
Novo Nordisk A/S, Class B(2) 329 19,647
Pandora A/S(2)(b) 4,657 149,635
ROCKWOOL International A/S,
Class B(2) 36 6,484
213,529
—
Finland - 0.2%
Fortum OYJ(2) 3,644 53,009
Orion OYJ, Class B(2) 4,773 194,244
247,253
—
France - 0.7%
Atos SE(2)(c) 2,814 187,484
BNP Paribas SA(2) 836 24,407
Cie de Saint-Gobain(2) 292 7,007
Electricite de France SA(2) 26,717 208,914
Engie SA(2)(b) 3,598 36,845
Natixis SA(2) 16,135 51,378
Orange SA(2) 1,612 19,517
Peugeot SA(2) 20,906 272,182
Societe BIC SA(2) 754 41,879
INVESTMENTS SHARES VALUE
France - 0.7% (continued)
Sopra Steria Group(2) 87 $ 9,516
859,129
—
Germany - 1.4%
adidas AG(2) 382 84,814
Allianz SE (Registered)(2)(b) 944 160,761
Aurubis AG(2) 2,272 92,459
Bayer AG (Registered)(2)(b) 6,643 380,635
CECONOMY AG(2)* 4,033 8,755
Covestro AG(2)(d) 2,193 66,554
Deutsche Lufthansa AG
(Registered)(2) 604 5,649
Fresenius Medical Care AG & Co.
KGaA(2) 1,023 66,777
HeidelbergCement AG(2) 4,444 189,862
HOCHTIEF AG(2) 591 38,805
HUGO BOSS AG(2) 2,164 54,169
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)(2) 515 103,551
ProSiebenSat.1 Media SE(2) 22,361 175,456
Rheinmetall AG(2) 1,266 87,983
RWE AG(2) 2,679 70,060
Software AG(2) 554 16,511
Volkswagen AG (Preference)(2) 1,566 180,398
1,783,199
—
Ghana - 0.0%(a)
Kosmos Energy Ltd. 31,567 28,271
Hong Kong - 0.4%
CK Asset Holdings Ltd.(2) 11,500 62,395
HKT Trust & HKT Ltd.(2) 2,000 2,720
Hong Kong Exchanges & Clearing
Ltd.(2) 1,400 41,943
Kerry Properties Ltd.(2) 61,000 159,515
WH Group Ltd.(2)(d) 191,500 176,757
Yue Yuen Industrial Holdings Ltd.(2) 39,500 60,360
503,690
—
Italy - 0.3%
A2A SpA(2) 101,950 125,780
Assicurazioni Generali SpA(2) 187 2,533
Azimut Holding SpA(2) 550 7,828
Banca Generali SpA(2) 406 8,436
BPER Banca(2) 5,818 17,704
Enel SpA(2) 5,871 40,497
Eni SpA(2) 4,414 43,864
Hera SpA(2) 3,242 11,729
Poste Italiane SpA(2)(d) 5,968 50,232
Unipol Gruppo SpA(2) 38,019 129,656
438,259
—
Japan - 1.4%
Alps Alpine Co. Ltd.(2) 800 7,709
Benesse Holdings, Inc.(2) 900 22,903
Calbee, Inc.(2) 1,100 29,686
Capcom Co. Ltd.(2) 800 25,084
Fujitsu Ltd.(2) 400 36,027
GungHo Online Entertainment, Inc.
(2) 3,030 42,234

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 1.4% (continued)
Hoya Corp.(2) 800 $ 68,025
Inpex Corp.(2) 17,800 99,859
JGC Holdings Corp.(2) 2,800 22,350
JXTG Holdings, Inc.(2) 13,300 45,318
Kamigumi Co. Ltd.(2) 5,300 89,462
Koito Manufacturing Co. Ltd.(2) 1,500 50,429
Konami Holdings Corp.(2) 1,900 58,278
Marubeni Corp.(2) 14,700 72,957
Mitsubishi Gas Chemical Co., Inc.
(2) 5,300 57,191
Mitsubishi UFJ Financial Group,
Inc.(2) 2,300 8,606
Nikon Corp.(2) 5,100 46,809
Nintendo Co. Ltd.(2) 400 155,461
Nippon Express Co. Ltd.(2) 200 9,756
Nitto Denko Corp.(2) 1,000 44,419
NS Solutions Corp.(2) 1,000 24,289
NTT DOCOMO, Inc.(2) 900 28,146
Obayashi Corp.(2) 2,600 22,062
Resona Holdings, Inc.(2) 33,600 100,743
Rohto Pharmaceutical Co. Ltd.(2) 2,000 54,644
Sankyo Co. Ltd.(2) 400 11,600
Shimizu Corp.(2) 3,100 24,124
Shinsei Bank Ltd.(2) 9,600 127,150
Shionogi & Co. Ltd.(2) 200 9,852
Showa Denko KK(2) 600 12,310
Sojitz Corp.(2) 2,200 5,158
Sony Corp.(2) 2,800 165,853
SUMCO Corp.(2) 1,100 13,978
Sumitomo Mitsui Financial Group,
Inc.(2) 900 21,864
Taiheiyo Cement Corp.(2) 3,400 57,913
Teijin Ltd.(2) 2,100 35,522
Tokyo Electric Power Co. Holdings,
Inc.(2)* 22,400 77,924
Toshiba Corp.(2) 800 17,535
Tosoh Corp.(2) 1,500 16,952
Toyota Boshoku Corp.(2) 1,900 22,473
1,842,655
—
Netherlands - 0.5%
ASM International NV(2) 1,185 120,564
ASR Nederland NV(2) 2,265 56,950
ING Groep NV(2) 5,135 26,312
Koninklijke Ahold Delhaize NV(2)(b) 11,381 265,138
Randstad NV(2)* 1,623 57,279
Royal Dutch Shell plc, Class B(2) 2,989 50,138
Signify NV(2)(d) 1,168 22,636
599,017
—
Norway - 0.1%
Leroy Seafood Group ASA(2) 2,569 12,575
Yara International ASA(2) 4,213 133,211
145,786
—
Russia - 0.0%(a)
Evraz plc(2) 18,880 54,018
Spain - 0.0%(a)
Banco de Sabadell SA(2) 11,487 5,809
INVESTMENTS SHARES VALUE
Sweden - 0.2%
Getinge AB, Class B(2) 13,810 $ 261,135
Hennes & Mauritz AB, Class B(2) 2,681 34,308
295,443
—
Switzerland - 0.5%
Adecco Group AG (Registered)(2) 1,759 69,316
Coca-Cola HBC AG(2) 377 8,085
LafargeHolcim Ltd. (Registered)(2)* 361 13,174
Nestle SA (Registered)(2) 164 16,788
Novartis AG (Registered)(2) 2,080 171,598
Roche Holding AG(2)(b) 1,038 333,969
Sonova Holding AG (Registered)(2) 141 25,142
638,072
—
United Kingdom - 1.3%
Aggreko plc(2) 17,102 102,210
Balfour Beatty plc(2) 4,955 13,149
Barclays plc(2) 7,014 7,971
Barratt Developments plc(2) 14,739 79,669
Bellway plc(2) 7,216 191,167
Berkeley Group Holdings plc(2) 2,474 110,423
BT Group plc(2) 117,688 171,185
Centrica plc(2) 60,285 28,406
Dialog Semiconductor plc(2)* 3,713 96,512
Dunelm Group plc(2) 2,365 20,484
Fiat Chrysler Automobiles NV(2) 837 5,975
Inchcape plc(2) 8,007 42,732
JD Sports Fashion plc(2) 10,573 59,217
Kingfisher plc(2) 32,286 56,711
M&G plc(2)* 12,663 17,614
Marks & Spencer Group plc(2) 5,848 7,089
Moneysupermarket.com Group
plc(2) 46,456 172,634
Persimmon plc(2) 1,679 39,689
Royal Mail plc(2) 99,869 153,950
Tate & Lyle plc(2) 22,690 184,602
Taylor Wimpey plc(2) 74,043 106,545
1,667,934
—
United States - 17.6%
3M Co. 718 98,014
AbbVie, Inc. 2,001 152,456
Activision Blizzard, Inc.*(b) 2,521 149,949
Acuity Brands, Inc. 194 16,618
Adobe, Inc.*(b) 620 197,309
Akamai Technologies, Inc.* 881 80,603
Alexion Pharmaceuticals, Inc.*(b) 3,444 309,236
Align Technology, Inc.*(c) 178 30,963
Alkermes plc* 6,709 96,744
Allergan plc 239 42,327
Alliance Data Systems Corp. 2,645 89,004
Allstate Corp. (The)(b) 2,040 187,129
Alphabet, Inc., Class A*(b) 241 280,029
Alphabet, Inc., Class C*(b) 232 269,771
Amazon.com, Inc.*(b) 400 779,887
AMC Networks, Inc., Class A*(c) 2,111 51,318
Amdocs Ltd. 3,206 176,234
American Tower Corp., REIT 324 70,551
Ameriprise Financial, Inc.(c) 545 55,852
AmerisourceBergen Corp. 339 30,002

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 17.6% (continued)
Amgen, Inc.(c) 1,190 $ 241,249
Analog Devices, Inc. 626 56,121
Anthem, Inc.(c) 305 69,247
Apple, Inc.(b) 3,306 840,682
Applied Materials, Inc.(b) 4,347 199,180
Arrow Electronics, Inc.* 3,953 205,042
Associated Banc-Corp. 201 2,571
Assured Guaranty Ltd. 2,182 56,274
Athene Holding Ltd., Class A* 617 15,314
Autodesk, Inc.* 516 80,548
Avnet, Inc.(b) 9,317 233,857
Bank of New York Mellon Corp.
(The) 3,226 108,652
Bausch Health Cos., Inc.* 3,572 55,358
Baxter International, Inc. 1,163 94,424
Berkshire Hathaway, Inc., Class B* 966 176,614
Best Buy Co., Inc. 2,325 132,525
Biogen, Inc.*(b) 1,357 429,327
Booking Holdings, Inc.* 96 129,151
Boston Scientific Corp.* 2,401 78,345
Bristol-Myers Squibb Co. 270 15,050
Broadcom, Inc. 429 101,716
Bunge Ltd. 577 23,674
Cabot Corp. 6,449 168,448
CACI International, Inc., Class A*(b) 1,040 219,596
Cadence Design Systems, Inc.* 1,006 66,436
Celanese Corp. 710 52,107
Charles River Laboratories
International, Inc.* 938 118,385
Ciena Corp.* 783 31,171
Cirrus Logic, Inc.* 2,534 166,306
Cisco Systems, Inc.(b) 6,247 245,569
CIT Group, Inc. 4,510 77,843
Citigroup, Inc. 784 33,022
Citizens Financial Group, Inc. 1,618 30,435
Cognizant Technology Solutions
Corp., Class A 2,819 130,999
Colgate-Palmolive Co. 1,554 103,123
Comcast Corp., Class A 177 6,085
Comerica, Inc. 2,452 71,942
CommVault Systems, Inc.* 651 26,352
ConocoPhillips 1,088 33,510
Crane Co. 261 12,836
Crown Castle International Corp.,
REIT 311 44,908
Cummins, Inc. 806 109,068
Curtiss-Wright Corp. 883 81,598
Dana, Inc. 1,868 14,589
Deckers Outdoor Corp.* 342 45,828
Delphi Technologies plc* 737 5,933
Deluxe Corp. 1,900 49,267
Dentsply Sirona, Inc. 255 9,902
Digital Realty Trust, Inc., REIT 191 26,532
Discover Financial Services 2,826 100,803
Dropbox, Inc., Class A* 3,175 57,468
DuPont de Nemours, Inc. 990 33,759
DXC Technology Co. 327 4,267
Eastman Chemical Co. 1,396 65,026
Eaton Corp. plc 820 63,706
eBay, Inc.(b) 2,387 71,753
INVESTMENTS SHARES VALUE
United States - 17.6% (continued)
Edwards Lifesciences Corp.*(b) 492 $ 92,801
Electronic Arts, Inc.*(b) 2,564 256,835
Eli Lilly & Co.(c) 164 22,750
Emerson Electric Co. 754 35,928
Equinix, Inc., REIT 61 38,099
Evercore, Inc., Class A 3,279 151,031
Exelixis, Inc.* 5,899 101,581
Expedia Group, Inc. 49 2,757
F5 Networks, Inc.* 191 20,366
Facebook, Inc., Class A*(b) 3,661 610,654
Fair Isaac Corp.* 14 4,308
Federated Hermes, Inc., Class B 588 11,201
Fidelity National Financial, Inc. 3,302 82,154
First American Financial Corp. 1,715 72,733
First Citizens BancShares, Inc.,
Class A 92 30,624
First Solar, Inc.* 371 13,378
Flex Ltd.*(c) 14,005 117,292
Fortinet, Inc.* 384 38,849
General Dynamics Corp. 418 55,306
Gilead Sciences, Inc.(b)(c) 3,684 275,415
Goldman Sachs Group, Inc. (The) 927 143,305
HD Supply Holdings, Inc.* 1,878 53,392
Herman Miller, Inc.(b) 8,888 197,314
Hershey Co. (The) 297 39,353
HollyFrontier Corp. 5,476 134,217
Hologic, Inc.* 6,451 226,430
Home Depot, Inc. (The) 1,080 201,647
Honeywell International, Inc. 521 69,705
Horizon Therapeutics plc* 482 14,277
HP, Inc. 1,132 19,652
Humana, Inc.(b) 573 179,933
Huntington Ingalls Industries, Inc. 402 73,248
IAC/InterActiveCorp* 359 64,344
Incyte Corp.* 2,019 147,851
Ingredion, Inc. 2,093 158,022
Intel Corp.(b) 5,871 317,738
International Business Machines
Corp.(c) 1,776 197,012
International Paper Co. 3,682 114,621
Intuit, Inc.(b) 602 138,460
IQVIA Holdings, Inc.* 1,180 127,275
ITT, Inc. 2,153 97,660
Jabil, Inc. 4,233 104,047
Jazz Pharmaceuticals plc* 938 93,556
Johnson & Johnson(c) 1,517 198,924
Johnson Controls International
plc(c) 5,102 137,550
KB Home 3,088 55,893
Kimberly-Clark Corp.(c) 1,368 174,926
Laboratory Corp. of America
Holdings* 257 32,482
Lam Research Corp. 511 122,640
Lockheed Martin Corp. 194 65,756
LyondellBasell Industries NV, Class
A 3,209 159,263
Manhattan Associates, Inc.* 511 25,458
ManpowerGroup, Inc. 3,018 159,924
MEDNAX, Inc.* 2,701 31,440
Medtronic plc 1,589 143,296

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 17.6% (continued)
Merck & Co., Inc.(b) 4,506 $ 346,691
Mercury General Corp. 643 26,183
MetLife, Inc.(c) 886 27,085
MGIC Investment Corp. 9,419 59,811
Micron Technology, Inc.*(b) 3,167 133,204
Microsoft Corp.(b) 5,537 873,239
Monster Beverage Corp.*(c) 2,150 120,959
Moody's Corp.(c) 196 41,454
MSC Industrial Direct Co., Inc.,
Class A(c) 2,470 135,776
Mylan NV* 12,618 188,134
NewMarket Corp. 57 21,824
Northrop Grumman Corp.(c) 111 33,583
NortonLifeLock, Inc. 9,610 179,803
NOW, Inc.* 3,736 19,278
nVent Electric plc 7,523 126,913
NVIDIA Corp. 213 56,147
O-I Glass, Inc. 385 2,737
Oracle Corp.(c) 6,572 317,624
Oshkosh Corp. 138 8,878
Parsley Energy, Inc., Class A 4,249 24,347
PBF Energy, Inc., Class A 6,533 46,254
PepsiCo, Inc. 327 39,273
Pfizer, Inc.(b)(c) 6,209 202,662
Philip Morris International, Inc. 109 7,953
Phillips 66 1,172 62,878
Pilgrim's Pride Corp.* 4,831 87,538
PolyOne Corp. 5,534 104,980
Popular, Inc. 1,912 66,920
PRA Health Sciences, Inc.* 1,048 87,026
Procter & Gamble Co. (The) 1,409 154,990
Prologis, Inc., REIT 836 67,189
Public Storage, REIT 111 22,046
PVH Corp. 437 16,449
Qorvo, Inc.* 1,184 95,466
QUALCOMM, Inc. 1,025 69,341
Qurate Retail, Inc., Series A* 12,654 77,253
Ralph Lauren Corp.(c) 449 30,007
Raytheon Co. 219 28,722
Regal Beloit Corp.(c) 563 35,441
Regeneron Pharmaceuticals,
Inc.*(c) 409 199,711
Robert Half International, Inc. 2,391 90,260
S&P Global, Inc. 179 43,864
Sabre Corp. 4,843 28,719
Schneider National, Inc., Class B 1,608 31,099
Science Applications International
Corp. 82 6,120
Simon Property Group, Inc., REIT 376 20,627
Skechers U.S.A., Inc., Class A*(c) 2,116 50,234
Skyworks Solutions, Inc.(c) 1,193 106,630
Spirit AeroSystems Holdings, Inc.,
Class A 1,009 24,145
Sprouts Farmers Market, Inc.* 710 13,199
SS&C Technologies Holdings, Inc. 1,282 56,177
Steel Dynamics, Inc. 4,883 110,063
Stifel Financial Corp.(c) 2,054 84,789
Synaptics, Inc.* 543 31,423
Synchrony Financial(c) 5,629 90,571
SYNNEX Corp. 3,049 222,882
INVESTMENTS SHARES VALUE
United States - 17.6% (continued)
Take-Two Interactive Software, Inc.* 374 $ 44,360
Tapestry, Inc. 1,678 21,730
Target Corp. 1,000 92,970
Teledyne Technologies, Inc.*(c) 83 24,673
Terex Corp. 3,177 45,622
Texas Instruments, Inc. 680 67,952
Textron, Inc. 5,666 151,112
Tiffany & Co. 195 25,253
Timken Co. (The) 1,737 56,175
TripAdvisor, Inc. 1,984 34,502
Twitter, Inc.*(c) 113 2,775
Tyson Foods, Inc., Class A(b) 3,854 223,031
Ulta Beauty, Inc.* 57 10,015
United Airlines Holdings, Inc.* 128 4,038
United Technologies Corp. 357 33,676
United Therapeutics Corp.* 1,747 165,659
UnitedHealth Group, Inc. 490 122,196
Universal Health Services, Inc.,
Class B(c) 1,746 172,994
Valero Energy Corp. 402 18,235
VeriSign, Inc.* 274 49,345
Vertex Pharmaceuticals, Inc.* 511 121,592
ViacomCBS, Inc.(c) 6,190 86,722
Vishay Intertechnology, Inc. 7,536 108,594
Walgreens Boots Alliance, Inc. 2,216 101,382
Walmart, Inc. 1,833 208,265
WESCO International, Inc.* 2,670 61,010
Westrock Co. 1,233 34,845
Wintrust Financial Corp. 360 11,830
World Fuel Services Corp. 5,720 144,030
Xerox Holdings Corp.(b) 5,940 112,504
Xilinx, Inc.(c) 243 18,939
Yelp, Inc.* 473 8,528
Zynga, Inc., Class A* 1,487 10,186
22,793,473
—
TOTAL COMMON STOCKS
(Cost $34,748,402) 33,758,018
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 1.8%
Federal Republic of Germany
0.10%, 4/15/2023(2)(e)(f)(g) EUR 75,275 84,748
0.10%, 4/15/2026(2)(e)(f)(g) 313,992 366,059
0.50%, 4/15/2030(2)(e)(f)(g) 1,362,147 1,727,924
French Republic
1.85%, 7/25/2027(2)(e)(f)(g) 111,022 144,529
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $2,414,598) 2,323,260
U.S. TREASURY OBLIGATIONS - 5.7%
U.S. Treasury Inflation Linked Notes
0.50%, 1/15/2028(2) $ 2,110,000 2,298,225
0.75%, 7/15/2028(2) 1,650,000 1,813,379
0.88%, 1/15/2029(2)(e) 1,920,000 2,130,742
0.25%, 7/15/2029(2) 1,100,000 1,151,835
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,078,176) 7,394,181

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
SHORT-TERM INVESTMENTS - 56.6%
REPURCHASE AGREEMENTS - 8.9%
BANA, 0.25%, dated
3/23/2020, due 4/3/2020,
repurchase price
$1,855,267, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.88%, due
1/15/2029(2) $ 1,855,125 $ 1,855,125
CITI, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase
price $891,000, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.88%, due
1/15/2029(2) 891,000 891,000
CITI, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase
price $723,625, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
1/15/2030(2) 723,625 723,625
CITI, 0.01%, dated 3/23/2020,
due 4/3/2020, repurchase
price $732,377, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.13%, due
1/15/2030(2) 732,375 732,375
CITI, 0.00%, dated
3/31/2020, due 4/9/2020,
repurchase price
$1,893,375, collateralized
by U.S. Treasury Inflation
Linked Notes, 0.88%, due
1/15/2029(2) 1,893,375 1,893,375
JPMS, 0.00%, dated
3/30/2020, due 4/9/2020,
repurchase price $560,000,
collateralized by U.S.
Treasury Inflation Linked
Notes, 0.88%, due
1/15/2029(2) 560,000 560,000
MPFS, (0.60)%, dated
3/26/2020, due 4/15/2020,
repurchase price $793,475,
collateralized by Foreign
Government Securities,
1.85%, due 7/25/2027(2) EUR 793,740 877,162
MPFS, (0.60)%, dated
3/26/2020, due 4/15/2020,
repurchase price $543,873,
collateralized by Foreign
Government Securities,
0.50%, due 4/15/2030(2) 544,054 601,234
MPFS, (0.60)%, dated
3/26/2020, due 4/15/2020,
repurchase price $760,127,
collateralized by Foreign
Government Securities,
0.10%, due 4/15/2026(2) 760,380 840,296
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
REPURCHASE AGREEMENTS - 8.9% (continued)
MPFS, (0.60)%, dated
3/25/2020, due 4/15/2020,
repurchase price $518,498,
collateralized by Foreign
Government Securities,
1.85%, due 7/25/2027(2) EUR 518,680 $ 564,557
MPFS, (0.60)%, dated
3/25/2020, due 4/15/2020,
repurchase price $84,527,
collateralized by Foreign
Government Securities,
0.50%, due 4/15/2030(2) 84,557 92,036
MPFS, (0.60)%, dated
3/25/2020, due 4/15/2020,
repurchase price $294,305,
collateralized by Foreign
Government Securities,
0.10%, due 4/15/2026(2) 294,408 320,448
MPFS, (0.60)%, dated
3/25/2020, due 4/15/2020,
repurchase price $21,876,
collateralized by Foreign
Government Securities,
0.10%, due 4/15/2023(2) 21,884 23,820
MPFS, (0.59)%, dated
3/25/2020, due 4/15/2020,
repurchase price $205,229,
collateralized by Foreign
Government Securities,
0.10%, due 3/1/2029(2) 205,300 223,459
MPFS, (0.60)%, dated
3/24/2020, due 4/15/2020,
repurchase price $242,370,
collateralized by Foreign
Government Securities,
0.50%, due 4/15/2030(2) 242,459 261,140
MPFS, (0.65)%, dated
3/24/2020, due 4/15/2020,
repurchase price $113,305,
collateralized by Foreign
Government Securities,
0.70%, due 7/25/2030(2) 113,350 122,084
MPFS, (0.60)%, dated
3/23/2020, due 4/15/2020,
repurchase price $613,659,
collateralized by Foreign
Government Securities,
0.50%, due 4/15/2030(2) 613,894 658,494
MPFS, (0.65)%, dated
3/25/2020, due 4/15/2020,
repurchase price $228,293,
collateralized by Foreign
Government Securities,
0.70%, due 7/25/2030(2) 228,380 248,580

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
REPURCHASE AGREEMENTS - 8.9% (continued)
MPFS, (0.55)%, dated
3/18/2020, due 4/15/2020,
repurchase price $113,062,
collateralized by Foreign
Government Securities,
0.70%, due 7/25/2030(2) EUR 113,110 $ 123,284
TOTAL REPURCHASE AGREEMENTS
(Cost $11,612,094) 11,612,094
SHARES
INVESTMENT COMPANIES - 22.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(h)(i) 4,409,149 4,409,149
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
0.36%(h)(i) 3 3
Limited Purpose Cash Investment
Fund, 0.85%(h) 24,809,401 24,841,654
UBS Select Treasury Preferred
Fund, Class I, 0.28%(h) 25,347 25,347
TOTAL INVESTMENT COMPANIES
(Cost $29,242,733) 29,276,153
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.2%
U.S. Treasury Bills
(0.04)%, 4/30/2020(2)(j) $ 9,677,000 9,676,569
1.55%, 5/7/2020(2)(j)(k) 1,711,000 1,710,891
1.56%, 6/18/2020(2)(j) 1,241,000 1,240,751
1.58%, 6/25/2020(2)(j) 2,482,000 2,481,610
1.57%, 7/2/2020(2)(j)(k) 1,761,000 1,760,550
1.55%, 7/30/2020(2)(j)(k) 1,675,000 1,674,510
1.53%, 8/6/2020(2)(j)(k) 2,280,000 2,279,314
1.52%, 8/13/2020(2)(j) 737,000 736,787
1.45%, 8/27/2020(2)(j)(k) 1,142,000 1,141,576
0.30%, 9/17/2020(2)(j)(k) 357,000 356,902
0.08%, 9/24/2020(2)(j) 9,677,000 9,672,553
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,681,314) 32,732,013
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,536,141) 73,620,260
TOTAL LONG POSITIONS
(Cost $117,777,317) 117,095,719
SHARES
SHORT POSITIONS - (6.0)%
COMMON STOCKS - (6.0)%
Australia - (0.2)%
Alumina Ltd.(2) (60,676) (54,378)
SEEK Ltd.(2) (12,709) (116,138)
Seven Group Holdings Ltd.(2) (3,908) (26,890)
(197,406)
—
Canada - (0.1)%
Bombardier, Inc., Class B* (70,524) (22,801)
Gildan Activewear, Inc. (1,659) (21,149)
PrairieSky Royalty Ltd. (16,957) (89,526)
INVESTMENTS SHARES VALUE
Canada - (0.1)% (continued)
West Fraser Timber Co. Ltd. (2,483) $ (47,356)
(180,832)
—
Finland - (0.1)%
Nokian Renkaat OYJ(2) (4,668) (111,463)
Germany - (0.3)%
Delivery Hero SE(2)*(d) (1,157) (85,067)
Deutsche Bank AG (Registered)(2) (42,344) (269,184)
thyssenkrupp AG(2)* (11,401) (60,051)
United Internet AG (Registered)(2) (238) (6,921)
(421,223)
—
Japan - 0.0%(a)
Japan Airport Terminal Co. Ltd.(2) (800) (30,745)
Suzuki Motor Corp.(2) (500) (11,906)
(42,651)
—
Netherlands - (0.2)%
Just Eat Takeaway(2)*(d) (948) (71,690)
OCI NV(2)* (5,737) (68,558)
SBM Offshore NV(2) (5,098) (67,398)
(207,646)
—
Switzerland - 0.0%(a)
Temenos AG (Registered)(2)* (472) (61,525)
United Kingdom - (0.3)%
Ocado Group plc(2)* (23,298) (349,476)
United States - (4.7)%
2U, Inc.* (548) (11,629)
Acadia Healthcare Co., Inc.* (3,322) (60,959)
Adient plc* (2,820) (25,577)
Agios Pharmaceuticals, Inc.* (1,932) (68,547)
Albemarle Corp. (1,071) (60,372)
Alnylam Pharmaceuticals, Inc.* (389) (42,343)
Amcor plc (12,120) (98,414)
Apache Corp. (29,618) (123,803)
Avanos Medical, Inc.* (887) (23,887)
Axon Enterprise, Inc.* (570) (40,339)
Baker Hughes Co. (6,541) (68,681)
BJ's Wholesale Club Holdings, Inc.* (266) (6,775)
Bluebird Bio, Inc.* (1,287) (59,151)
Boeing Co. (The) (586) (87,396)
Cabot Microelectronics Corp. (440) (50,222)
Cabot Oil & Gas Corp. (677) (11,638)
Cantel Medical Corp. (1,065) (38,234)
Carvana Co.* (781) (43,025)
CenterPoint Energy, Inc. (3,252) (50,243)
CenturyLink, Inc. (281) (2,658)
Charles Schwab Corp. (The) (639) (21,483)
Chemours Co. (The) (705) (6,253)
Cheniere Energy, Inc.* (5,919) (198,287)
CNX Resources Corp.* (21,348) (113,571)
Colfax Corp.* (4,782) (94,684)
Concho Resources, Inc. (374) (16,026)
Coty, Inc., Class A (2,539) (13,101)
Covetrus, Inc.* (11,366) (92,519)
Cree, Inc.* (507) (17,978)
DexCom, Inc.* (146) (39,313)
Dycom Industries, Inc.* (1,207) (30,960)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - (4.7)% (continued)
EchoStar Corp., Class A* (1,021) $ (32,641)
Energizer Holdings, Inc. (4,212) (127,413)
EQT Corp. (25,207) (178,213)
Equitrans Midstream Corp. (26,001) (130,785)
Exact Sciences Corp.* (2,507) (145,406)
Five Below, Inc.* (1,508) (106,133)
Floor & Decor Holdings, Inc., Class
A* (1,539) (49,387)
Freeport-McMoRan, Inc. (21,118) (142,547)
Guardant Health, Inc.* (756) (52,618)
HealthEquity, Inc.* (2,406) (121,720)
Hess Corp. (7,441) (247,785)
II-VI, Inc.* (8,526) (242,991)
International Flavors & Fragrances,
Inc. (752) (76,764)
Knight-Swift Transportation
Holdings, Inc. (1,578) (51,758)
LendingTree, Inc.* (1,364) (250,144)
Ligand Pharmaceuticals, Inc.* (765) (55,631)
Marriott Vacations Worldwide Corp. (98) (5,447)
Marvell Technology Group Ltd. (1,189) (26,907)
Mattel, Inc.* (4,564) (40,209)
MKS Instruments, Inc. (592) (48,218)
Moderna, Inc.* (1,267) (37,947)
MongoDB, Inc.* (111) (15,156)
National Fuel Gas Co. (1,876) (69,956)
National Oilwell Varco, Inc. (9,877) (97,091)
Nektar Therapeutics* (3,057) (54,567)
New York Times Co. (The), Class A (883) (27,117)
Noble Energy, Inc. (8,812) (53,224)
Occidental Petroleum Corp. (15,313) (177,325)
Olin Corp. (10,275) (119,909)
Ollie's Bargain Outlet Holdings,
Inc.* (1,432) (66,359)
Patterson-UTI Energy, Inc. (23,797) (55,923)
Penn National Gaming, Inc.* (899) (11,372)
Penumbra, Inc.* (392) (63,241)
Planet Fitness, Inc., Class A* (789) (38,424)
Pluralsight, Inc., Class A* (2,994) (32,874)
Sage Therapeutics, Inc.* (1,358) (39,002)
Schlumberger Ltd. (7,766) (104,763)
Scientific Games Corp.* (5,325) (51,653)
Sinclair Broadcast Group, Inc.,
Class A (3,958) (63,645)
Stericycle, Inc.* (1,252) (60,822)
Transocean Ltd.* (145,546) (168,833)
Trex Co., Inc.* (207) (16,589)
Trinity Industries, Inc. (2,013) (32,349)
Twilio, Inc., Class A* (1,136) (101,661)
Under Armour, Inc., Class A* (6,252) (57,581)
United States Steel Corp. (33,458) (211,120)
Univar Solutions, Inc.* (6,396) (68,565)
ViaSat, Inc.* (464) (16,667)
Virtu Financial, Inc., Class A (12,013) (250,111)
Visteon Corp.* (1,387) (66,548)
Westinghouse Air Brake
Technologies Corp. (220) (10,589)
Wynn Resorts Ltd. (892) (53,689)
(6,045,457)
—
INVESTMENTS SHARES VALUE
Zambia - (0.1)%
First Quantum Minerals Ltd. (24,300) $ (124,151)
TOTAL COMMON STOCKS
(Proceeds$(12,391,184)) (7,741,830)
TOTAL SHORT POSITIONS
(Proceeds $(12,391,184)) (7,741,830)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.1%
(Cost $105,386,133) 109,353,889
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.9%(l) 20,593,600
NET ASSETS - 100.0% $129,947,489
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,453,803 1.9%
Consumer Discretionary 2,561,964 2.0
Consumer Staples 2,074,480 1.6
Energy (884,117) (0.7)
Financials 2,268,111 1.7
Foreign Government Securities 2,323,260 1.8
Health Care 5,657,058 4.4
Industrials 2,760,994 2.1
Information Technology 6,908,164 5.3
Materials 1,170,902 0.9
Real Estate 511,863 0.4
U.S. Treasury Obligations 7,394,181 5.7
Utilities 532,966 0.4
Short-Term Investments 73,620,260 56.6
Total Investments In Securities
At Value 109,353,889 84.1
Other Assets in Excess of
Liabilities(l) 20,593,600 15.9
Net Assets
$ 129,947,489 100.0%

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $14,968,248.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company in connection with obligations for securities sold short with a total value of $2,372,663; additional securities sold but not yet settled totaling $1,555,066 were also rehypothecated.
(d) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $159,422, which represents approximately 0.12% of net assets of the fund.
(e) On 3/31/2020, securities valued at $4,454,002 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Inflation protected security.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2020, the value of these securities amounted to $2,323,260 or 1.79% of net assets.
(h) Represents 7-day effective yield as of March 31, 2020.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Reverse repurchase agreements at March 31, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 3/6/2020 1.05% 4/9/2020 USD $ 5,608,800
CITI 3/6/2020 1.05% 4/9/2020 USD 744,625
MPFS 3/13/2020 (0.52)% 4/15/2020 EUR 235,950
MPFS 3/13/2020 (0.50)% 4/15/2020 EUR 1,627,063
MPFS 3/13/2020 (0.50)% 4/15/2020 EUR 527,133
MPFS 3/13/2020 (0.45)% 4/15/2020 EUR 1,576,087
MPFS 3/13/2020 (0.45)% 4/15/2020 EUR 111,323
MPFS 3/13/2020 (0.45)% 4/15/2020 EUR 3,507,928
$ 13,938,909
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2020 was $13,498,486 at a net weighted average interest rate of 0.220%.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/15/2020 USD (62,640) $ 14,112
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/15/2020 USD (62,640) 14,110
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/03/2020 USD (1,018,250) 127,336
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (285,110) 22,657
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/05/2020 USD (478,790) 31,340
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (265,800) 3,724
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (988,566) 84,053
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (56,875) –
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 369,688 10,989
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/26/2020 USD 56,250 191
308,512
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 USD 62,640 (27,000)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/15/2020 USD 62,640 (27,065)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/12/2020 USD 72,390 (21,742)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/12/2020 USD 72,390 (21,755)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 285,110 (70,663)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/03/2020 USD 1,018,250 (253,020)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (36,830) $ (1,138)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 257,810 (32,271)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/05/2020 USD 478,790 (58,695)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 265,800 (21,365)
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 988,566 (159,672)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 06/19/2020 CHF (1,367,250) (103,664)
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/26/2020 USD (253,125) (25,567)
(823,617)
$ (515,105)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 8 4/2020 EUR $ 596,766 $ 47,894
LME Aluminum Base Metal 1 4/2020 USD 37,538 (7,589)
LME Aluminum Base Metal 3 4/2020 USD 112,868 (23,682)
LME Aluminum Base Metal 3 4/2020 USD 112,911 (21,735)
LME Aluminum Base Metal 4 4/2020 USD 149,665 (30,719)
LME Aluminum Base Metal 5 4/2020 USD 187,169 (38,416)
LME Aluminum Base Metal 5 4/2020 USD 188,256 (35,184)
LME Aluminum Base Metal 13 4/2020 USD 488,173 (99,915)
LME Aluminum Base Metal 15 4/2020 USD 559,946 (115,789)
LME Copper Base Metal 1 4/2020 USD 123,602 (26,214)
LME Copper Base Metal 1 4/2020 USD 123,592 (28,473)
LME Copper Base Metal 1 4/2020 USD 123,656 (15,856)
LME Copper Base Metal 2 4/2020 USD 247,167 (59,014)
LME Copper Base Metal 2 4/2020 USD 247,075 (68,181)
LME Nickel Base Metal 1 4/2020 USD 68,709 (7,494)
LME Nickel Base Metal 1 4/2020 USD 68,637 (16,563)
LME Nickel Base Metal 1 4/2020 USD 68,701 (8,975)
LME Nickel Base Metal 1 4/2020 USD 68,658 (14,565)
LME Nickel Base Metal 1 4/2020 USD 68,633 (15,523)
LME Zinc Base Metal 1 4/2020 USD 47,496 (8,470)
LME Zinc Base Metal 2 4/2020 USD 94,984 (18,597)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 4/2020 USD $ 142,354 $ (39,380)
RBOB Gasoline 8 4/2020 USD 199,147 (308,198)
Sugar No. 11 54 4/2020 USD 630,202 (263,634)
Brent Crude Oil 30 5/2020 USD 889,800 (326)
Coffee 'C' 7 5/2020 USD 313,819 32,094
Corn 33 5/2020 USD 562,238 (73,538)
Cotton No. 2 3 5/2020 USD 76,695 (25,842)
Feeder Cattle 1 5/2020 USD 61,450 (6,763)
KC HRW Wheat 6 5/2020 USD 147,900 1,924
LME Aluminum Base Metal 1 5/2020 USD 37,919 (4,509)
LME Aluminum Base Metal 1 5/2020 USD 37,762 (5,566)
LME Aluminum Base Metal 2 5/2020 USD 75,510 (10,321)
LME Aluminum Base Metal 3 5/2020 USD 113,243 (15,991)
LME Aluminum Base Metal 3 5/2020 USD 113,373 (15,311)
LME Copper Base Metal 1 5/2020 USD 123,663 (20,528)
LME Copper Base Metal 1 5/2020 USD 123,631 (19,731)
LME Copper Base Metal 1 5/2020 USD 123,684 (19,119)
LME Copper Base Metal 1 5/2020 USD 123,684 (20,360)
LME Copper Base Metal 2 5/2020 USD 247,400 (37,850)
LME Copper Base Metal 2 5/2020 USD 247,348 (31,808)
LME Copper Base Metal 3 5/2020 USD 371,003 (62,142)
LME Lead Base Metal 1 5/2020 USD 43,569 (2,371)
LME Lead Base Metal 1 5/2020 USD 43,566 (1,287)
LME Nickel Base Metal 1 5/2020 USD 68,803 (7,250)
LME Nickel Base Metal 1 5/2020 USD 68,787 (6,627)
LME Zinc Base Metal 1 5/2020 USD 47,560 (6,018)
LME Zinc Base Metal 1 5/2020 USD 47,521 (7,257)
LME Zinc Base Metal 2 5/2020 USD 95,138 (4,143)
LME Zinc Base Metal 2 5/2020 USD 95,091 (12,265)
LME Zinc Base Metal 2 5/2020 USD 95,079 (12,502)
LME Zinc Base Metal 3 5/2020 USD 142,610 (18,374)
LME Zinc Base Metal 4 5/2020 USD 190,070 (31,492)
LME Zinc Base Metal 6 5/2020 USD 285,404 (22,502)
NY Harbor ULSD 16 5/2020 USD 683,827 (27,077)
RBOB Gasoline 9 5/2020 USD 249,102 2,363
Silver 6 5/2020 USD 424,680 (109,302)
Wheat 17 5/2020 USD 483,438 18,005
100 oz Gold 7 6/2020 USD 1,117,620 (40,534)
Australia 10 Year Bond 39 6/2020 AUD 3,612,987 11,659
Canada 10 Year Bond 9 6/2020 CAD 940,993 1,734
EURO STOXX 50 Index 19 6/2020 EUR 575,637 15,064
Euro-Bobl 137 6/2020 EUR 20,429,866 (38,338)
Euro-Bund 76 6/2020 EUR 14,459,857 (21,303)
FTSE/MIB Index 8 6/2020 EUR 746,619 50,304
Japan 10 Year Bond 10 6/2020 JPY 14,189,258 (105,849)
LME Aluminum Base Metal 2 6/2020 USD 76,125 (5,003)
LME Aluminum Base Metal 3 6/2020 USD 114,091 (12,681)
LME Aluminum Base Metal 3 6/2020 USD 114,331 (2,234)
LME Aluminum Base Metal 4 6/2020 USD 152,250 (10,582)
LME Aluminum Base Metal 4 6/2020 USD 151,971 (21,067)
LME Aluminum Base Metal 4 6/2020 USD 152,409 (4,748)
LME Aluminum Base Metal 5 6/2020 USD 189,938 (25,411)
LME Aluminum Base Metal 5 6/2020 USD 190,286 (17,566)
LME Aluminum Base Metal 5 6/2020 USD 190,179 (19,574)
LME Aluminum Base Metal 6 6/2020 USD 227,862 (27,343)
LME Aluminum Base Metal 7 6/2020 USD 265,988 (36,498)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 9 6/2020 USD $ 343,350 $ (922)
LME Aluminum Base Metal 12 6/2020 USD 457,419 (4,259)
LME Aluminum Base Metal 64 6/2020 USD 2,436,000 (420,350)
LME Copper Base Metal 1 6/2020 USD 123,700 6,822
LME Copper Base Metal 1 6/2020 USD 123,781 (7,509)
LME Copper Base Metal 1 6/2020 USD 123,803 (15,537)
LME Copper Base Metal 1 6/2020 USD 123,800 (16,478)
LME Copper Base Metal 1 6/2020 USD 123,706 1,128
LME Copper Base Metal 2 6/2020 USD 247,448 (37,720)
LME Copper Base Metal 2 6/2020 USD 247,486 (37,458)
LME Copper Base Metal 2 6/2020 USD 247,463 (38,456)
LME Copper Base Metal 2 6/2020 USD 247,496 6,585
LME Copper Base Metal 4 6/2020 USD 494,868 (73,294)
LME Copper Base Metal 6 6/2020 USD 742,838 (80,017)
LME Copper Base Metal 39 6/2020 USD 4,826,981 (1,054,728)
LME Lead Base Metal 1 6/2020 USD 43,558 (2,758)
LME Lead Base Metal 1 6/2020 USD 43,553 (1,562)
LME Lead Base Metal 1 6/2020 USD 43,552 (2,576)
LME Lead Base Metal 2 6/2020 USD 87,110 (2,471)
LME Lead Base Metal 10 6/2020 USD 435,625 (45,155)
LME Nickel Base Metal 1 6/2020 USD 68,844 (8,289)
LME Nickel Base Metal 1 6/2020 USD 68,856 (8,795)
LME Nickel Base Metal 1 6/2020 USD 68,862 (6,621)
LME Nickel Base Metal 1 6/2020 USD 68,826 (6,732)
LME Nickel Base Metal 10 6/2020 USD 688,770 (157,836)
LME Zinc Base Metal 1 6/2020 USD 47,586 (2,267)
LME Zinc Base Metal 1 6/2020 USD 47,638 460
LME Zinc Base Metal 1 6/2020 USD 47,575 1,916
LME Zinc Base Metal 1 6/2020 USD 47,581 (3,022)
LME Zinc Base Metal 3 6/2020 USD 142,849 (3,560)
LME Zinc Base Metal 36 6/2020 USD 1,714,275 (404,166)
Long Gilt 40 6/2020 GBP 6,766,464 201,894
Low Sulphur Gasoil 12 6/2020 USD 362,100 1,792
U.S. Treasury 10 Year Note 194 6/2020 USD 26,905,376 966,519
U.S. Treasury 5 Year Note 175 6/2020 USD 21,937,892 597,976
Cocoa 5 7/2020 USD 112,950 (13,601)
Silver 1 7/2020 USD 70,955 (429)
Soybean 9 7/2020 USD 400,275 9,340
Soybean Meal 9 7/2020 USD 287,010 (2,383)
(2,782,547)
Short Contracts
Amsterdam Exchange Index (3) 4/2020 EUR (319,409) (18,817)
Hang Seng Index (2) 4/2020 HKD (305,956) (1,941)
LME Aluminum Base Metal (1) 4/2020 USD (37,538) 7,597
LME Aluminum Base Metal (3) 4/2020 USD (112,911) 21,855
LME Aluminum Base Metal (3) 4/2020 USD (112,868) 23,323
LME Aluminum Base Metal (4) 4/2020 USD (149,665) 30,023
LME Aluminum Base Metal (5) 4/2020 USD (187,169) 37,879
LME Aluminum Base Metal (5) 4/2020 USD (188,256) 35,604
LME Aluminum Base Metal (13) 4/2020 USD (488,173) 100,526
LME Aluminum Base Metal (15) 4/2020 USD (559,946) 112,580
LME Copper Base Metal (1) 4/2020 USD (123,592) 27,765
LME Copper Base Metal (1) 4/2020 USD (123,602) 25,791
LME Copper Base Metal (1) 4/2020 USD (123,656) 16,278
LME Copper Base Metal (2) 4/2020 USD (247,167) 59,323
LME Copper Base Metal (2) 4/2020 USD (247,075) 68,394

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 4/2020 USD $ (68,658) $ 14,829
LME Nickel Base Metal (1) 4/2020 USD (68,637) 16,560
LME Nickel Base Metal (1) 4/2020 USD (68,709) 7,080
LME Nickel Base Metal (1) 4/2020 USD (68,633) 15,071
LME Nickel Base Metal (1) 4/2020 USD (68,701) 7,785
LME Zinc Base Metal (1) 4/2020 USD (47,496) 8,251
LME Zinc Base Metal (2) 4/2020 USD (94,984) 16,951
LME Zinc Base Metal (3) 4/2020 USD (142,354) 38,925
Natural Gas (6) 4/2020 USD (98,400) 16,101
LME Aluminum Base Metal (1) 5/2020 USD (37,762) 5,569
LME Aluminum Base Metal (1) 5/2020 USD (37,919) 4,278
LME Aluminum Base Metal (2) 5/2020 USD (75,510) 10,919
LME Aluminum Base Metal (3) 5/2020 USD (113,373) 15,557
LME Aluminum Base Metal (3) 5/2020 USD (113,243) 15,412
LME Copper Base Metal (1) 5/2020 USD (123,663) 20,285
LME Copper Base Metal (1) 5/2020 USD (123,631) 19,429
LME Copper Base Metal (1) 5/2020 USD (123,684) 20,463
LME Copper Base Metal (1) 5/2020 USD (123,684) 18,538
LME Copper Base Metal (2) 5/2020 USD (247,400) 37,544
LME Copper Base Metal (2) 5/2020 USD (247,348) 34,095
LME Copper Base Metal (3) 5/2020 USD (371,003) 62,900
LME Lead Base Metal (1) 5/2020 USD (43,569) 2,247
LME Lead Base Metal (1) 5/2020 USD (43,566) 1,609
LME Nickel Base Metal (1) 5/2020 USD (68,787) 6,594
LME Nickel Base Metal (1) 5/2020 USD (68,803) 6,756
LME Zinc Base Metal (1) 5/2020 USD (47,560) 5,890
LME Zinc Base Metal (1) 5/2020 USD (47,521) 7,499
LME Zinc Base Metal (2) 5/2020 USD (95,091) 12,408
LME Zinc Base Metal (2) 5/2020 USD (95,138) 5,529
LME Zinc Base Metal (2) 5/2020 USD (95,079) 12,300
LME Zinc Base Metal (3) 5/2020 USD (142,610) 18,444
LME Zinc Base Metal (4) 5/2020 USD (190,070) 29,692
LME Zinc Base Metal (6) 5/2020 USD (285,404) 22,571
Natural Gas (7) 5/2020 USD (122,920) 1,024
Soybean (3) 5/2020 USD (132,900) 1,651
Soybean Oil (7) 5/2020 USD (113,442) (3,403)
WTI Crude Oil (25) 5/2020 USD (612,750) 20,397
DAX Index (2) 6/2020 EUR (546,349) (18,401)
FTSE 100 Index (24) 6/2020 GBP (1,679,965) (118,789)
LME Aluminum Base Metal (2) 6/2020 USD (76,125) 5,185
LME Aluminum Base Metal (3) 6/2020 USD (114,091) 12,499
LME Aluminum Base Metal (3) 6/2020 USD (114,331) 1,891
LME Aluminum Base Metal (4) 6/2020 USD (152,409) 4,502
LME Aluminum Base Metal (4) 6/2020 USD (152,250) 8,616
LME Aluminum Base Metal (4) 6/2020 USD (151,971) 21,192
LME Aluminum Base Metal (5) 6/2020 USD (189,938) 25,048
LME Aluminum Base Metal (5) 6/2020 USD (190,286) 18,022
LME Aluminum Base Metal (5) 6/2020 USD (190,179) 19,478
LME Aluminum Base Metal (6) 6/2020 USD (227,862) 28,045
LME Aluminum Base Metal (7) 6/2020 USD (265,988) 36,267
LME Aluminum Base Metal (9) 6/2020 USD (343,350) (364)
LME Aluminum Base Metal (12) 6/2020 USD (457,419) 4,551
LME Aluminum Base Metal (56) 6/2020 USD (2,131,500) 123,535
LME Copper Base Metal (1) 6/2020 USD (123,781) 8,081
LME Copper Base Metal (1) 6/2020 USD (123,706) (2,417)
LME Copper Base Metal (1) 6/2020 USD (123,800) 16,125

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 6/2020 USD $ (123,803) $ 14,851
LME Copper Base Metal (1) 6/2020 USD (123,700) (5,315)
LME Copper Base Metal (2) 6/2020 USD (247,496) (7,151)
LME Copper Base Metal (2) 6/2020 USD (247,486) 37,612
LME Copper Base Metal (2) 6/2020 USD (247,448) 36,852
LME Copper Base Metal (2) 6/2020 USD (247,463) 37,635
LME Copper Base Metal (4) 6/2020 USD (494,868) 72,212
LME Copper Base Metal (6) 6/2020 USD (742,838) 80,780
LME Copper Base Metal (31) 6/2020 USD (3,836,831) 527,385
LME Lead Base Metal (1) 6/2020 USD (43,558) 2,535
LME Lead Base Metal (1) 6/2020 USD (43,552) 2,073
LME Lead Base Metal (1) 6/2020 USD (43,553) 1,140
LME Lead Base Metal (2) 6/2020 USD (87,110) 1,666
LME Lead Base Metal (7) 6/2020 USD (304,938) 12,952
LME Nickel Base Metal (1) 6/2020 USD (68,826) 6,469
LME Nickel Base Metal (1) 6/2020 USD (68,862) 5,804
LME Nickel Base Metal (1) 6/2020 USD (68,844) 7,707
LME Nickel Base Metal (1) 6/2020 USD (68,856) 8,381
LME Nickel Base Metal (13) 6/2020 USD (895,401) 114,006
LME Zinc Base Metal (1) 6/2020 USD (47,586) 1,996
LME Zinc Base Metal (1) 6/2020 USD (47,575) (1,196)
LME Zinc Base Metal (1) 6/2020 USD (47,638) (971)
LME Zinc Base Metal (1) 6/2020 USD (47,581) 3,167
LME Zinc Base Metal (3) 6/2020 USD (142,849) 3,389
LME Zinc Base Metal (34) 6/2020 USD (1,619,038) 184,340
S&P 500 E-Mini Index (64) 6/2020 USD (8,223,040) (632,439)
S&P Midcap 400 E-Mini Index (8) 6/2020 USD (1,150,240) (120,083)
S&P/TSX 60 Index (7) 6/2020 CAD (809,977) (52,387)
SPI 200 Index (7) 6/2020 AUD (549,946) 15,199
Sugar No. 11 (50) 6/2020 USD (588,000) 77,871
TOPIX Index (16) 6/2020 JPY (2,087,701) (179,051)
Coffee 'C' (3) 7/2020 USD (135,394) (9,729)
Corn (76) 7/2020 USD (1,314,800) 9,602
Cotton No. 2 (2) 7/2020 USD (50,900) 7,718
KC HRW Wheat (3) 7/2020 USD (74,925) (8,437)
Soybean Oil (1) 7/2020 USD (16,416) (91)
1,553,488
$ (1,229,059)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 500,000 USD 302,455 CITI 6/17/2020 $ 5,158
AUD 500,000 USD 302,456 JPMC 6/17/2020 5,157
CAD 659,000 USD 466,415 CITI 6/17/2020 2,201
CAD 659,000 USD 466,416 JPMC 6/17/2020 2,200
CHF 158,000 USD 162,764 CITI 6/17/2020 1,994
CHF 158,000 USD 162,765 JPMC 6/17/2020 1,994
CLP 50,062,508 USD 57,893 CITI
**
6/17/2020 716
CLP 50,062,492 USD 57,893 JPMC
**
6/17/2020 716
DKK 42,000 USD 6,207 CITI 6/17/2020 15

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 42,000 USD 6,207 JPMC 6/17/2020 $ 15
EUR 2,896,500 USD 3,175,922 CITI 6/17/2020 28,026
EUR 2,895,500 USD 3,174,847 JPMC 6/17/2020 27,997
GBP 1,422,000 USD 1,728,267 CITI 6/17/2020 40,375
GBP 1,422,000 USD 1,728,269 JPMC 6/17/2020 40,373
HKD 3,188,500 USD 410,966 CITI 6/17/2020 187
HKD 3,188,500 USD 410,966 JPMC 6/17/2020 186
JPY 322,246,000 USD 2,963,805 CITI 6/17/2020 42,980
JPY 322,246,000 USD 2,963,809 JPMC 6/17/2020 42,976
KRW 331,358,958 USD 270,915 CITI
**
6/17/2020 1,663
KRW 331,358,958 USD 270,915 JPMC
**
6/17/2020 1,662
MXN 1,562,000 USD 63,944 CITI 6/17/2020 1,155
MXN 1,562,000 USD 63,944 JPMC 6/17/2020 1,155
NOK 8,989,500 USD 834,620 CITI 6/17/2020 30,302
NOK 8,989,500 USD 834,621 JPMC 6/17/2020 30,301
NZD 300,000 USD 172,964 CITI 6/17/2020 5,937
NZD 300,000 USD 172,964 JPMC 6/17/2020 5,936
RUB 13,149,000 USD 161,778 CITI
**
6/17/2020 4,616
RUB 13,149,000 USD 161,778 JPMC
**
6/17/2020 4,616
SEK 5,640,500 USD 550,450 CITI 6/17/2020 20,693
SEK 5,640,500 USD 550,451 JPMC 6/17/2020 20,693
SGD 296,000 USD 208,223 CITI 6/17/2020 276
SGD 296,000 USD 208,223 JPMC 6/17/2020 275
USD 1,479,562 AUD 2,252,000 CITI 6/17/2020 94,074
USD 1,479,561 AUD 2,252,000 JPMC 6/17/2020 94,072
USD 804,562 BRL 3,794,000 CITI
**
6/17/2020 77,939
USD 804,561 BRL 3,794,000 JPMC
**
6/17/2020 77,938
USD 1,519,197 CAD 2,070,993 CITI 6/17/2020 46,513
USD 1,519,205 CAD 2,071,007 JPMC 6/17/2020 46,511
USD 1,043,322 CHF 983,378 CITI 6/17/2020 17,880
USD 1,043,314 CHF 983,372 JPMC 6/17/2020 17,879
USD 18,746 CLP 15,276,508 CITI
**
6/17/2020 861
USD 18,745 CLP 15,276,492 JPMC
**
6/17/2020 861
USD 1,249,051 CNY 8,739,500 CITI
**
6/17/2020 17,973
USD 1,249,049 CNY 8,739,500 JPMC
**
6/17/2020 17,972
USD 917,097 CZK 21,415,000 CITI 6/17/2020 54,557
USD 917,096 CZK 21,415,000 JPMC 6/17/2020 54,555
USD 13,550 DKK 90,500 CITI 6/17/2020 143
USD 13,550 DKK 90,500 JPMC 6/17/2020 143
USD 6,375,920 EUR 5,677,939 CITI 6/17/2020 95,294
USD 6,347,012 EUR 5,651,939 JPMC 6/17/2020 95,148
USD 5,195,052 GBP 4,025,322 CITI 6/17/2020 188,476
USD 5,195,000 GBP 4,025,287 JPMC 6/17/2020 188,469
USD 282,792 HUF 86,358,500 CITI 6/17/2020 18,275
USD 282,791 HUF 86,358,500 JPMC 6/17/2020 18,275
USD 2,291,231 INR 171,630,500 CITI
**
6/17/2020 59,881
USD 2,291,227 INR 171,630,500 JPMC
**
6/17/2020 59,877
USD 734,898 JPY 77,053,000 CITI 6/17/2020 15,939
USD 734,897 JPY 77,053,000 JPMC 6/17/2020 15,937
USD 651,331 KRW 785,155,000 CITI
**
6/17/2020 5,459
USD 651,330 KRW 785,155,000 JPMC
**
6/17/2020 5,459
USD 2,250,088 MXN 47,231,500 CITI 6/17/2020 281,619
USD 2,250,085 MXN 47,231,500 JPMC 6/17/2020 281,617
USD 4,070,580 NOK 37,924,496 CITI 6/17/2020 421,684
USD 4,070,576 NOK 37,924,504 JPMC 6/17/2020 421,677
USD 1,033,426 NZD 1,650,000 CITI 6/17/2020 49,473
USD 1,033,425 NZD 1,650,000 JPMC 6/17/2020 49,472
USD 837,352 PLN 3,314,500 CITI 6/17/2020 36,384

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 837,351 PLN 3,314,500 JPMC 6/17/2020 $ 36,383
USD 672,168 RUB 48,016,500 CITI
**
6/17/2020 64,540
USD 672,167 RUB 48,016,500 JPMC
**
6/17/2020 64,539
USD 720,604 SEK 6,945,500 CITI 6/17/2020 17,321
USD 720,603 SEK 6,945,500 JPMC 6/17/2020 17,320
USD 374,779 SGD 521,502 CITI 6/17/2020 7,440
USD 374,776 SGD 521,498 JPMC 6/17/2020 7,439
USD 1,523,078 ZAR 24,668,000 CITI 6/17/2020 157,794
USD 1,523,076 ZAR 24,668,000 JPMC 6/17/2020 157,792
Total unrealized appreciation 3,831,400
AUD 3,359,000 USD 2,168,230 CITI 6/17/2020 (101,689)
AUD 3,359,000 USD 2,168,233 JPMC 6/17/2020 (101,691)
BRL 4,053,504 USD 893,944 CITI
**
6/17/2020 (117,621)
BRL 4,053,496 USD 893,944 JPMC
**
6/17/2020 (117,622)
CAD 116,501 USD 87,327 CITI 6/17/2020 (4,484)
CAD 116,499 USD 87,326 JPMC 6/17/2020 (4,484)
CHF 2,144,000 USD 2,256,434 CITI 6/17/2020 (20,725)
CHF 2,144,000 USD 2,256,437 JPMC 6/17/2020 (20,728)
CLP 7,108,500 USD 8,371 CITI
**
6/17/2020 (48)
CLP 7,108,500 USD 8,371 JPMC
**
6/17/2020 (48)
CNY 13,562,497 USD 1,934,671 CITI
**
6/17/2020 (24,209)
CNY 13,562,503 USD 1,934,674 JPMC
**
6/17/2020 (24,211)
CZK 26,902,500 USD 1,158,502 CITI 6/17/2020 (74,940)
CZK 26,902,500 USD 1,158,504 JPMC 6/17/2020 (74,942)
DKK 2,135,000 USD 316,362 CITI 6/17/2020 (66)
DKK 2,135,000 USD 316,363 JPMC 6/17/2020 (67)
EUR 10,488,500 USD 11,760,463 CITI 6/17/2020 (158,656)
EUR 10,488,500 USD 11,760,477 JPMC 6/17/2020 (158,672)
GBP 1,178,500 USD 1,508,366 CITI 6/17/2020 (42,583)
GBP 1,178,498 USD 1,508,365 JPMC 6/17/2020 (42,585)
HUF 153,955,008 USD 500,534 CITI 6/17/2020 (28,970)
HUF 153,954,992 USD 500,535 JPMC 6/17/2020 (28,970)
INR 278,683,008 USD 3,806,141 CITI
**
6/17/2020 (183,012)
INR 278,682,992 USD 3,806,145 JPMC
**
6/17/2020 (183,017)
JPY 141,650,000 USD 1,354,722 CITI 6/17/2020 (33,026)
JPY 141,650,000 USD 1,354,724 JPMC 6/17/2020 (33,028)
KRW 1,723,283,044 USD 1,436,474 CITI
**
6/17/2020 (18,894)
KRW 1,723,283,039 USD 1,436,476 JPMC
**
6/17/2020 (18,895)
MXN 74,673,993 USD 3,814,673 CITI 6/17/2020 (702,484)
MXN 74,674,007 USD 3,814,678 JPMC 6/17/2020 (702,489)
NOK 28,050,000 USD 2,929,374 CITI 6/17/2020 (230,549)
NOK 28,050,000 USD 2,929,378 JPMC 6/17/2020 (230,553)
NZD 4,250,000 USD 2,693,307 CITI 6/17/2020 (158,882)
NZD 4,250,000 USD 2,693,311 JPMC 6/17/2020 (158,885)
PLN 5,696,000 USD 1,462,209 CITI 6/17/2020 (85,737)
PLN 5,696,000 USD 1,462,211 JPMC 6/17/2020 (85,739)
RUB 61,190,496 USD 919,075 CITI
**
6/17/2020 (144,736)
RUB 61,190,504 USD 919,076 JPMC
**
6/17/2020 (144,737)
SEK 8,284,000 USD 869,902 CITI 6/17/2020 (31,085)
SEK 8,284,000 USD 869,903 JPMC 6/17/2020 (31,086)
USD 898,735 AUD 1,523,000 CITI 6/17/2020 (38,252)
USD 898,734 AUD 1,523,000 JPMC 6/17/2020 (38,253)
USD 793,391 CAD 1,133,500 CITI 6/17/2020 (12,642)
USD 793,390 CAD 1,133,500 JPMC 6/17/2020 (12,643)
USD 2,067,376 CHF 2,009,130 CITI 6/17/2020 (27,695)
USD 2,067,363 CHF 2,009,120 JPMC 6/17/2020 (27,698)
USD 85,424 CNY 608,000 CITI
**
6/17/2020 (221)
USD 85,424 CNY 608,000 JPMC
**
6/17/2020 (221)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 113,984 CZK 2,920,500 CITI 6/17/2020 $ (3,646)
USD 113,984 CZK 2,920,500 JPMC 6/17/2020 (3,646)
USD 427,593 DKK 2,941,000 CITI 6/17/2020 (8,111)
USD 427,592 DKK 2,941,000 JPMC 6/17/2020 (8,112)
USD 13,974,291 EUR 12,822,301 CITI 6/17/2020 (209,037)
USD 13,970,990 EUR 12,819,295 JPMC 6/17/2020 (209,016)
USD 1,064,004 GBP 883,500 CITI 6/17/2020 (34,866)
USD 1,064,003 GBP 883,500 JPMC 6/17/2020 (34,868)
USD 821,896 HKD 6,385,000 CITI 6/17/2020 (1,440)
USD 821,895 HKD 6,385,000 JPMC 6/17/2020 (1,441)
USD 67,669 HUF 22,340,500 CITI 6/17/2020 (759)
USD 67,669 HUF 22,340,500 JPMC 6/17/2020 (760)
USD 558,416 INR 43,473,000 CITI
**
6/17/2020 (6,772)
USD 558,416 INR 43,473,000 JPMC
**
6/17/2020 (6,773)
USD 4,233,875 JPY 466,585,000 CITI 6/17/2020 (119,696)
USD 4,233,870 JPY 466,585,000 JPMC 6/17/2020 (119,701)
USD 440,480 KRW 538,074,000 CITI
**
6/17/2020 (2,143)
USD 440,479 KRW 538,074,000 JPMC
**
6/17/2020 (2,144)
USD 459,003 MXN 11,224,000 CITI 6/17/2020 (8,779)
USD 459,002 MXN 11,224,000 JPMC 6/17/2020 (8,780)
USD 373,631 NOK 4,038,500 CITI 6/17/2020 (14,933)
USD 373,631 NOK 4,038,500 JPMC 6/17/2020 (14,932)
USD 297,504 NZD 500,000 CITI 6/17/2020 (664)
USD 297,504 NZD 500,000 JPMC 6/17/2020 (664)
USD 377,923 PLN 1,591,000 CITI 6/17/2020 (6,552)
USD 377,922 PLN 1,591,000 JPMC 6/17/2020 (6,553)
USD 129,789 RUB 10,395,000 CITI
**
6/17/2020 (1,755)
USD 129,789 RUB 10,395,000 JPMC
**
6/17/2020 (1,755)
USD 76,373 SEK 781,000 CITI 6/17/2020 (2,710)
USD 76,373 SEK 781,000 JPMC 6/17/2020 (2,710)
USD 75,127 SGD 108,500 CITI 6/17/2020 (1,299)
USD 75,127 SGD 108,500 JPMC 6/17/2020 (1,299)
ZAR 30,981,002 USD 1,989,502 CITI 6/17/2020 (274,817)
ZAR 30,981,000 USD 1,989,504 JPMC 6/17/2020 (274,820)
Total unrealized depreciation (5,878,423)
Net unrealized depreciation $ (2,047,023)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 91.7%
COMMON STOCKS - 10.6%
Brazil - 0.1%
Gol Linhas Aereas Inteligentes SA,
ADR*(a) 18,098 $ 77,279
China - 0.0%(b)
Trip.com Group Ltd., ADR* 1,067 25,021
United States - 10.5%
Clovis Oncology, Inc.*(a) 4,996 31,775
Illumina, Inc.*(a) 16 4,370
Intercept Pharmaceuticals, Inc.*(a) 9 567
MINDBODY, Inc., Class A(3)*(c)(d) 93,547 3,266,103
Panera Bread Co., Class A(3)*(c)(d) 38,740 –
Precigen , Inc.*(a) 21,205 72,097
RH*(a) 4 402
Sirius XM Holdings, Inc.(a) 289 1,428
Tesla, Inc.*(a) 3,757 1,968,668
Wayfair, Inc., Class A*(a) 8,396 448,682
5,794,092
—
TOTAL COMMON STOCKS
(Cost $5,991,513) 5,896,392
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.4%
United States - 0.4%
SunEdison, Inc.
2.00%, 10/1/2018(3)(a)(c)(e) $ 5,950,000 119,000
2.75%, 1/1/2021(3)(a)(c)(e) 4,925,000 98,500
TOTAL CORPORATE BONDS
(Cost $15,555,747) 217,500
CONVERTIBLE BONDS - 2.9%
Brazil - 0.8%
GOL Equity Finance SA
3.75%, 7/15/2024(2)(a)(f) 1,175,000 432,547
United States - 2.1%
Precigen , Inc.
3.50%, 7/1/2023(2)(a) 2,025,000 997,312
SunEdison, Inc.
0.25%, 1/15/2020(3)(a)(c)(e) 8,325,000 166,500
1,163,812
TOTAL CONVERTIBLE BONDS
(Cost $12,239,094) 1,596,359
SHARES
SHORT-TERM INVESTMENTS - 77.8%
INVESTMENT COMPANIES - 71.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(g)(h) 16,093,541 16,093,541
Limited Purpose Cash Investment
Fund, 0.85%(g)( i ) 23,599,586 23,630,266
UBS Select Treasury Preferred
Fund, Class I, 0.28%(g) 47,726 47,726
TOTAL INVESTMENT COMPANIES
(Cost $39,764,745) 39,771,533
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 6.0%
U.S. Treasury Bills
1.81%, 4/2/2020(2)(j) $ 826,000 $ 826,000
1.45%, 8/27/2020(2)(j)(k) 1,714,000 1,713,364
(0.02)%, 9/17/2020(2)(j) 400,000 399,890
0.06%, 9/24/2020(2)(j) 400,000 399,816
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,329,740) 3,339,070
TOTAL SHORT-TERM INVESTMENTS
(Cost $43,094,485) 43,110,603
TOTAL LONG POSITIONS
(Cost $76,880,839) 50,820,854
SHARES
SHORT POSITIONS - (8.7)%
COMMON STOCKS - (4.5)%
China - 0.0%(b)
Trip.com Group Ltd., ADR* (1,067) (25,021)
United States - (4.5)%
Clovis Oncology, Inc.* (4,996) (31,775)
Illumina, Inc.* (16) (4,370)
Intercept Pharmaceuticals, Inc.* (9) (567)
RH* (4) (402)
Sirius XM Holdings, Inc. (289) (1,428)
Tesla, Inc.* (3,757) (1,968,667)
Wayfair, Inc., Class A* (8,396) (448,682)
(2,455,891)
—
TOTAL COMMON STOCKS
(Proceeds$(2,896,340)) (2,480,912)
CONVERTIBLE PREFERRED STOCKS - (1.1)%
Canada - (1.1)%
GFL Environmental, Inc.
$50 par, 6.00%, 3/15/2023(2)
(Proceeds $(541,061)) (13,100) (599,849)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (3.1)%
Canada - (3.1)%
Element Fleet Management Corp.
4.25%, 6/30/2020(2)
(Proceeds $(1,703,173)) CAD (2,500,000) (1,714,276)
TOTAL SHORT POSITIONS
(Proceeds $(5,140,574)) (4,795,037)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.0%
(Cost $71,740,265) 46,025,817
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.0%(l) 9,370,918
NET ASSETS - 100.0% $55,396,735

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,483,969. In addition,
$4,012,308 of cash collateral was pledged.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2020 amounted to $3,650,103, which represents approximately 6.59% of net assets of the fund.
(d) Restricted Security.
(e) Defaulted security.
(f) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $432,547, which represents approximately
0.78% of net assets of the fund.
(g) Represents 7-day effective yield as of March 31, 2020.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for swap and futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ – 0.0% (b)
Consumer Discretionary – 0.0(b)
Financials (1,714,276) (3.1)
Health Care 1,069,410 1.9
Industrials (90,023) (0.2)
Information Technology 3,650,103 6.6
Short-Term Investments 43,110,603 77.8
Total Investments In Securities
At Value 46,025,817 83.0
Other Assets in Excess of
Liabilities(l) 9,370,918 17.0
Net Assets
$ 55,396,735 100.0%
AFFILIATE
VALUE
AT
12/31/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 42.7%
INVESTMENT COMPANIES - 42.7%
Limited Purpose Cash
Investment Fund,
0.85%^(a)
(Cost $23,623,478) $61,268,016 $250,383,770 $(288,062,192) $46,782 $(6,110) $23,630,266 23,599,586 191,580
^    No longer affiliated as of March 31, 2020.
(a) Represents 7-day effective yield as of March 31, 2020.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Credit default swap contracts outstanding - buy protection as of March 31, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Series 33.V1 5.00 % Quarterly 6/20/2025 5.72 % EUR 189,000 $ 7,040 $ (1,136) $ 5,904
Markit CDX North America
High Yield Index Series
34.V1 5.00 Quarterly 6/20/2025 6.51 USD 4,196,000 232,582 21,827 254,409
Markit CDX North America
Investment Grade Index
Series 34.V1 1.00 Quarterly 6/20/2025 1.14 USD 1,600,000 22,001 (11,306) 10,695
261,623 9,385 271,008
iTraxx Europe Series 33.V1 1.00 % Quarterly 6/20/2025 0.97 % EUR 1,512,000 $ 2,051 $ (5,430) $ (3,379)
2,051 (5,430) (3,379)
$ 263,674 $ 3,955 $ 267,629
Written Call Option Contracts (Premium Style) as of March 31, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 2 GBP (113,439) GBP 5,850.00 5/15/2020 $ (5,353)
U.S. Treasury 10 Year Note MSCL 1 USD (100,000) USD 135.00 5/22/2020 (4,063)
U.S. Treasury 10 Year Note MSCL 2 USD (200,000) USD 136.00 4/24/2020 (5,813)
U.S. Treasury 10 Year Note MSCL 2 USD (200,000) USD 136.50 5/22/2020 (5,563)
U.S. Treasury 10 Year Note MSCL 1 USD (100,000) USD 137.50 4/24/2020 (1,656)
U.S. Treasury 30 Year Bond MSCL 2 USD (200,000) USD 182.00 5/22/2020 (5,125)
(27,573)
Written Put Option Contracts (Premium Style) as of March 31, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 2 GBP (113,439) GBP 4,900.00 5/15/2020 $ (2,832)
FTSE 100 Index JPMS 2 GBP (113,439) GBP 5,100.00 5/15/2020 (3,826)
FTSE 100 Index JPMS 1 GBP (56,720) GBP 5,200.00 4/17/2020 (1,000)
FTSE 100 Index JPMS 2 GBP (113,439) GBP 5,300.00 5/15/2020 (5,117)
FTSE 100 Index JPMS 2 GBP (113,439) GBP 5,600.00 5/15/2020 (7,738)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 16,750.00 5/8/2020 (4,557)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 18,000.00 5/8/2020 (7,161)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 18,500.00 5/8/2020 (8,603)
Nikkei 225 Index JPMS 2 JPY (37,834,020) JPY 19,000.00 5/8/2020 (20,832)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 19,750.00 5/8/2020 (13,764)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 20,250.00 5/8/2020 (16,554)
U.S. Treasury 10 Year Note MSCL 1 USD (100,000) USD 139.50 4/24/2020 (1,375)
(93,359)
Total Written Option Contracts (Premium Style) (Premiums Received ($101,306)) $ (120,932)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Written Call Option Contracts (Futures Style) as of March 31, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund June Futures GSCO 3 EUR (300,000) EUR 174.50 4/24/2020 $ 2,605
$ 2,605
Written Put Option Contracts (Futures Style) as of March 31, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund June Futures GSCO 3 EUR (300,000) EUR 172.50 4/24/2020 $ (3,067)
Euro-Bund June Futures GSCO 6 EUR (600,000) EUR 173.50 4/24/2020 (8,101)
$ (11,168)
Total Written Option Contracts (Futures Style) $ (8,563)
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/28/2020 HKD 481,700 $ 287
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (733,140) 123,282
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (110,490) 6,577
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (2,923,800) 44,135
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (1,683,400) 18,782
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (132,900) 1,881
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 1,683,400 10,192
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 2,658,000 26,568
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 868,050 33,891

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 1,864,700 $ 82,001
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (16,206) 2,054
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/19/2020 CHF 729,200 41,345
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/15/2020 TWD 5,757,000 22
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 682,500 24,258
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 881,563 29,952
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (344,432) 15,021
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.30%) Monthly JPMC 06/17/2020 USD (224,915) 43,945
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 USD 5,595 284
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.35%) Monthly CITI 06/17/2020 MXN (7,114,858) 51,458
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SIBOR plus or
minus a specified
spread (0.00%) Monthly CITI 06/17/2020 SGD (134,381) 16,293

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (7,678,582) $ 75,510
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.21%) Monthly CITI 06/17/2020 GBP (118,308) 17,688
665,426
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/30/2020 TRY 833,820 (38,944)
Canada 10
Year Bond June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 06/19/2020 CAD (4,119,920) (147,285)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 06/18/2020 ZAR (678,720) (2,107)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/15/2020 BRL 1,455,760 (47,576)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 06/11/2020 KRW 118,000,000 (11,616)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/11/2020 KRW 413,000,000 (37,930)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 733,140 (155,538)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 110,490 (356)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 04/30/2020 USD (325,679) (25,025)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 04/30/2020 USD (171,410) (10,903)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 132,900 (3,278)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (1,864,700) (142,990)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (868,050) $ (66,450)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (881,563) (80,761)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (682,500) (56,135)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 06/19/2020 PLN (30,380) (507)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (19,162) (2,231)
MSCI Emerging
Markets Korea
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 USD 95,538 (14,780)
MSCI Israel Daily
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 USD 72,326 (8,822)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-1.80%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 EUR 47,875 (9,693)
(862,927)
$ (197,501)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 5 4/2020 EUR $ 532,348 $ 76,333
LME Aluminum Base Metal 1 4/2020 USD 37,609 (7,693)
LME Aluminum Base Metal 1 4/2020 USD 37,700 (6,332)
LME Aluminum Base Metal 1 4/2020 USD 37,538 (7,787)
LME Aluminum Base Metal 1 4/2020 USD 37,399 (8,284)
LME Aluminum Base Metal 2 4/2020 USD 74,868 (15,301)
LME Aluminum Base Metal 3 4/2020 USD 113,138 (17,551)
LME Aluminum Base Metal 6 4/2020 USD 223,979 (46,325)
LME Copper Base Metal 1 4/2020 USD 123,602 (26,245)
LME Copper Base Metal 1 4/2020 USD 123,638 (19,608)
LME Copper Base Metal 1 4/2020 USD 123,629 (22,049)
LME Copper Base Metal 1 4/2020 USD 123,569 (31,187)
LME Copper Base Metal 2 4/2020 USD 247,294 (39,524)
LME Copper Base Metal 4 4/2020 USD 494,325 (132,876)
LME Copper Base Metal 5 4/2020 USD 618,281 (83,509)
LME Zinc Base Metal 1 4/2020 USD 47,496 (8,549)
LME Zinc Base Metal 1 4/2020 USD 47,477 (11,157)
LME Zinc Base Metal 1 4/2020 USD 47,438 (11,657)
LME Zinc Base Metal 1 4/2020 USD 47,473 (12,167)
LME Zinc Base Metal 2 4/2020 USD 94,984 (18,435)
LME Zinc Base Metal 2 4/2020 USD 94,999 (15,086)
OMXS30 Index 14 4/2020 SEK 209,451 9,714
Cocoa 1 5/2020 GBP 21,786 (3,206)
Corn 7 5/2020 USD 119,263 (7,366)
LME Aluminum Base Metal 1 5/2020 USD 37,755 (5,270)
LME Aluminum Base Metal 1 5/2020 USD 37,913 (4,590)
LME Aluminum Base Metal 2 5/2020 USD 75,850 (8,173)
LME Aluminum Base Metal 3 5/2020 USD 113,373 (14,888)
LME Aluminum Base Metal 6 5/2020 USD 226,487 (31,176)
LME Copper Base Metal 1 5/2020 USD 123,681 (15,649)
LME Copper Base Metal 1 5/2020 USD 123,700 (19,540)
LME Copper Base Metal 1 5/2020 USD 123,684 (18,656)
LME Copper Base Metal 2 5/2020 USD 247,379 (40,939)
LME Copper Base Metal 4 5/2020 USD 494,668 (73,574)
LME Copper Base Metal 6 5/2020 USD 742,080 (119,730)
LME Copper Base Metal 9 5/2020 USD 1,113,086 (158,587)
LME Nickel Base Metal 1 5/2020 USD 68,736 (9,579)
LME Nickel Base Metal 1 5/2020 USD 68,787 (7,971)
LME Zinc Base Metal 1 5/2020 USD 47,521 (7,213)
LME Zinc Base Metal 1 5/2020 USD 47,560 (6,125)
LME Zinc Base Metal 1 5/2020 USD 47,568 (2,953)
LME Zinc Base Metal 1 5/2020 USD 47,542 (6,398)
LME Zinc Base Metal 1 5/2020 USD 47,525 (6,890)
LME Zinc Base Metal 1 5/2020 USD 47,569 (2,786)
LME Zinc Base Metal 1 5/2020 USD 47,518 (7,517)
LME Zinc Base Metal 1 5/2020 USD 47,537 (6,204)
LME Zinc Base Metal 2 5/2020 USD 95,135 (7,496)
Silver 1 5/2020 USD 70,780 (403)
Soybean 9 5/2020 USD 398,700 6,223
Soybean Meal 1 5/2020 USD 32,150 (74)
Wheat 3 5/2020 USD 85,313 361
3 Month Eurodollar 2 6/2020 USD 497,375 2,972
3 Month Sterling 2 6/2020 GBP 309,159 56

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Australia 10 Year Bond 12 6/2020 AUD $ 1,111,688 $ 3,837
Australia 3 Year Bond 62 6/2020 AUD 4,466,095 10,000
DJIA CBOT E-Mini Index 1 6/2020 USD 108,755 9,262
EURO STOXX 50 Index 3 6/2020 EUR 90,890 2,513
Euro- Bobl 11 6/2020 EUR 1,640,354 (14,389)
Euro-BTP 2 6/2020 EUR 311,922 (8,408)
Euro-OAT 2 6/2020 EUR 368,832 (10,497)
Euro-Schatz 16 6/2020 EUR 1,979,750 (6,201)
FTSE/MIB Index 9 6/2020 EUR 839,947 98,277
Japan 10 Year Bond 2 6/2020 JPY 2,837,852 2,137
LME Aluminum Base Metal 1 6/2020 USD 37,998 (4,667)
LME Aluminum Base Metal 1 6/2020 USD 38,110 (651)
LME Aluminum Base Metal 1 6/2020 USD 38,020 (3,712)
LME Aluminum Base Metal 1 6/2020 USD 38,063 (2,547)
LME Aluminum Base Metal 1 6/2020 USD 37,988 (5,083)
LME Aluminum Base Metal 1 6/2020 USD 38,025 (4,542)
LME Aluminum Base Metal 1 6/2020 USD 38,036 (3,755)
LME Aluminum Base Metal 1 6/2020 USD 38,063 (2,515)
LME Aluminum Base Metal 2 6/2020 USD 75,954 (9,399)
LME Aluminum Base Metal 2 6/2020 USD 75,986 (10,531)
LME Aluminum Base Metal 14 6/2020 USD 532,875 (57,127)
LME Copper Base Metal 1 6/2020 USD 123,781 (7,509)
LME Copper Base Metal 1 6/2020 USD 123,734 5,381
LME Copper Base Metal 1 6/2020 USD 123,741 3,231
LME Copper Base Metal 1 6/2020 USD 123,775 4,710
LME Copper Base Metal 1 6/2020 USD 123,706 1,910
LME Copper Base Metal 2 6/2020 USD 247,400 7,869
LME Copper Base Metal 2 6/2020 USD 247,434 (36,136)
LME Copper Base Metal 2 6/2020 USD 247,448 (37,816)
LME Copper Base Metal 3 6/2020 USD 371,400 (48,383)
LME Copper Base Metal 3 6/2020 USD 371,419 (33,352)
LME Copper Base Metal 4 6/2020 USD 494,971 (73,529)
LME Copper Base Metal 4 6/2020 USD 494,925 (76,633)
LME Copper Base Metal 20 6/2020 USD 2,475,375 (338,320)
LME Nickel Base Metal 1 6/2020 USD 68,877 (1,026)
LME Nickel Base Metal 1 6/2020 USD 68,862 (4,791)
LME Nickel Base Metal 1 6/2020 USD 68,832 (7,246)
LME Nickel Base Metal 2 6/2020 USD 137,754 (8,913)
LME Zinc Base Metal 1 6/2020 USD 47,601 (2,651)
LME Zinc Base Metal 1 6/2020 USD 47,589 (2,947)
LME Zinc Base Metal 1 6/2020 USD 47,599 (1,179)
LME Zinc Base Metal 1 6/2020 USD 47,586 (2,016)
LME Zinc Base Metal 1 6/2020 USD 47,584 (2,574)
LME Zinc Base Metal 2 6/2020 USD 95,163 (6,373)
LME Zinc Base Metal 2 6/2020 USD 95,213 (2,768)
LME Zinc Base Metal 13 6/2020 USD 619,044 (32,450)
NASDAQ 100 E-Mini Index 1 6/2020 USD 155,725 1,929
Russell 2000 E-Mini Index 39 6/2020 USD 2,237,820 155,012
TOPIX Index 6 6/2020 JPY 782,888 39,258
U.S. Treasury 2 Year Note 2 6/2020 USD 440,766 6,586
U.S. Treasury Long Bond 1 6/2020 USD 179,063 (814)
3 Month Eurodollar 5 9/2020 USD 1,245,563 7,941
3 Month Sterling 15 9/2020 GBP 2,320,786 813
ASX 90 Day Bank Accepted Bill 6 9/2020 AUD 3,687,418 758
3 Month Eurodollar 6 12/2020 USD 1,494,900 9,343
3 Month Sterling 18 12/2020 GBP 2,784,943 1,073

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
ASX 90 Day Bank Accepted Bill 7 12/2020 AUD $ 4,301,881 $ 793
3 Month Eurodollar 4 3/2021 USD 997,150 1,842
3 Month Sterling 17 3/2021 GBP 2,631,280 1,420
ASX 90 Day Bank Accepted Bill 3 3/2021 AUD 1,843,709 327
3 Month Euro Euribor 3 6/2021 EUR 830,525 (484)
3 Month Eurodollar 1 6/2021 USD 249,275 2,491
3 Month Sterling 8 6/2021 GBP 1,238,001 2,205
3 Month Euro Euribor 3 9/2021 EUR 830,401 (510)
3 Month Eurodollar 1 9/2021 USD 249,238 2,426
3 Month Sterling 8 9/2021 GBP 1,237,753 1,999
3 Month Euro Euribor 3 12/2021 EUR 830,318 (584)
3 Month Eurodollar 1 12/2021 USD 249,188 476
3 Month Sterling 9 12/2021 GBP 1,392,192 2,187
3 Month Euro Euribor 2 3/2022 EUR 553,490 (522)
3 Month Eurodollar 1 3/2022 USD 249,138 496
3 Month Sterling 9 3/2022 GBP 1,392,122 574
(1,523,090)
Short Contracts
Brent Crude Oil (4) 4/2020 USD (105,400) 25,817
FTSE Bursa Malaysia KLCI Index (10) 4/2020 MYR (154,167) (1,330)
Hang Seng Index (1) 4/2020 HKD (152,978) (3,455)
HSCEI (2) 4/2020 HKD (124,266) (223)
LME Aluminum Base Metal (1) 4/2020 USD (37,700) 6,272
LME Aluminum Base Metal (1) 4/2020 USD (37,399) 8,387
LME Aluminum Base Metal (1) 4/2020 USD (37,538) 7,760
LME Aluminum Base Metal (1) 4/2020 USD (37,609) 7,689
LME Aluminum Base Metal (2) 4/2020 USD (74,868) 15,152
LME Aluminum Base Metal (3) 4/2020 USD (113,138) 17,198
LME Aluminum Base Metal (6) 4/2020 USD (223,979) 44,873
LME Copper Base Metal (1) 4/2020 USD (123,638) 19,376
LME Copper Base Metal (1) 4/2020 USD (123,569) 31,422
LME Copper Base Metal (1) 4/2020 USD (123,629) 21,363
LME Copper Base Metal (1) 4/2020 USD (123,602) 25,798
LME Copper Base Metal (2) 4/2020 USD (247,294) 37,778
LME Copper Base Metal (4) 4/2020 USD (494,325) 130,963
LME Copper Base Metal (5) 4/2020 USD (618,281) 84,427
LME Zinc Base Metal (1) 4/2020 USD (47,477) 10,839
LME Zinc Base Metal (1) 4/2020 USD (47,496) 8,254
LME Zinc Base Metal (1) 4/2020 USD (47,473) 11,628
LME Zinc Base Metal (1) 4/2020 USD (47,438) 11,334
LME Zinc Base Metal (2) 4/2020 USD (94,984) 16,951
LME Zinc Base Metal (2) 4/2020 USD (94,999) 14,842
MSCI Singapore Index (3) 4/2020 SGD (59,394) 184
Natural Gas (25) 4/2020 USD (410,000) 41,761
SGX FTSE China A50 Index (4) 4/2020 USD (50,400) 29
SGX NIFTY 50 Index (5) 4/2020 USD (85,705) (7,977)
Sugar No. 11 (2) 4/2020 USD (23,341) 1,176
WTI Crude Oil (7) 4/2020 USD (143,360) 16,057
Copper (2) 5/2020 USD (111,400) 2,212
Cotton No. 2 (1) 5/2020 USD (25,565) 3,716
LME Aluminum Base Metal (1) 5/2020 USD (37,913) 4,497
LME Aluminum Base Metal (1) 5/2020 USD (37,755) 5,458
LME Aluminum Base Metal (2) 5/2020 USD (75,850) 8,044
LME Aluminum Base Metal (3) 5/2020 USD (113,373) 14,952
LME Aluminum Base Metal (6) 5/2020 USD (226,487) 30,480
LME Copper Base Metal (1) 5/2020 USD (123,684) 18,041

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 5/2020 USD $ (123,700) $ 19,437
LME Copper Base Metal (1) 5/2020 USD (123,681) 15,941
LME Copper Base Metal (2) 5/2020 USD (247,379) 40,381
LME Copper Base Metal (4) 5/2020 USD (494,668) 72,558
LME Copper Base Metal (6) 5/2020 USD (742,080) 119,402
LME Copper Base Metal (9) 5/2020 USD (1,113,086) 160,158
LME Nickel Base Metal (1) 5/2020 USD (68,736) 8,513
LME Nickel Base Metal (1) 5/2020 USD (68,787) 7,774
LME Zinc Base Metal (1) 5/2020 USD (47,518) 7,408
LME Zinc Base Metal (1) 5/2020 USD (47,525) 6,477
LME Zinc Base Metal (1) 5/2020 USD (47,569) 2,091
LME Zinc Base Metal (1) 5/2020 USD (47,521) 7,519
LME Zinc Base Metal (1) 5/2020 USD (47,560) 5,889
LME Zinc Base Metal (1) 5/2020 USD (47,542) 6,724
LME Zinc Base Metal (1) 5/2020 USD (47,537) 6,184
LME Zinc Base Metal (1) 5/2020 USD (47,568) 3,454
LME Zinc Base Metal (2) 5/2020 USD (95,135) 7,647
Low Sulphur Gasoil (1) 5/2020 USD (29,475) 4,989
Soybean Oil (1) 5/2020 USD (16,206) (6)
3 Month Canadian Bankers Acceptance (2) 6/2020 CAD (352,963) 470
3 Month Euro Euribor (3) 6/2020 EUR (830,236) 1,193
DAX Index (2) 6/2020 EUR (546,349) (51,347)
Euro-Bund (42) 6/2020 EUR (7,990,974) 23,502
FTSE 100 Index (7) 6/2020 GBP (489,990) (51,755)
FTSE/JSE Top 40 Index (7) 6/2020 ZAR (160,622) (15,237)
KOSPI 200 Index (1) 6/2020 KRW (48,466) (604)
LME Aluminum Base Metal (1) 6/2020 USD (38,036) 3,336
LME Aluminum Base Metal (1) 6/2020 USD (38,063) 2,485
LME Aluminum Base Metal (1) 6/2020 USD (38,020) 3,465
LME Aluminum Base Metal (1) 6/2020 USD (38,063) 2,157
LME Aluminum Base Metal (1) 6/2020 USD (37,998) 4,849
LME Aluminum Base Metal (1) 6/2020 USD (37,988) 4,922
LME Aluminum Base Metal (1) 6/2020 USD (38,025) 4,535
LME Aluminum Base Metal (1) 6/2020 USD (38,110) 782
LME Aluminum Base Metal (2) 6/2020 USD (75,986) 10,534
LME Aluminum Base Metal (2) 6/2020 USD (75,954) 9,415
LME Aluminum Base Metal (15) 6/2020 USD (570,938) 66,290
LME Copper Base Metal (1) 6/2020 USD (123,741) (3,023)
LME Copper Base Metal (1) 6/2020 USD (123,734) (4,404)
LME Copper Base Metal (1) 6/2020 USD (123,706) (1,468)
LME Copper Base Metal (1) 6/2020 USD (123,781) 7,980
LME Copper Base Metal (1) 6/2020 USD (123,775) (4,439)
LME Copper Base Metal (2) 6/2020 USD (247,400) (7,268)
LME Copper Base Metal (2) 6/2020 USD (247,448) 37,708
LME Copper Base Metal (2) 6/2020 USD (247,434) 36,660
LME Copper Base Metal (3) 6/2020 USD (371,419) 35,960
LME Copper Base Metal (3) 6/2020 USD (371,400) 50,879
LME Copper Base Metal (4) 6/2020 USD (494,925) 75,646
LME Copper Base Metal (4) 6/2020 USD (494,971) 73,406
LME Copper Base Metal (18) 6/2020 USD (2,227,838) 191,993
LME Nickel Base Metal (1) 6/2020 USD (68,862) 1,875
LME Nickel Base Metal (1) 6/2020 USD (68,877) (51)
LME Nickel Base Metal (1) 6/2020 USD (68,832) 6,975
LME Nickel Base Metal (3) 6/2020 USD (206,631) 11,031
LME Zinc Base Metal (1) 6/2020 USD (47,601) 2,783
LME Zinc Base Metal (1) 6/2020 USD (47,589) 3,045

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 6/2020 USD $ (47,599) $ 735
LME Zinc Base Metal (1) 6/2020 USD (47,584) 2,838
LME Zinc Base Metal (1) 6/2020 USD (47,586) 2,186
LME Zinc Base Metal (2) 6/2020 USD (95,163) 6,081
LME Zinc Base Metal (2) 6/2020 USD (95,213) 1,706
LME Zinc Base Metal (14) 6/2020 USD (666,663) 44,736
Long Gilt (3) 6/2020 GBP (507,485) (1,498)
MEX BOLSA Index (4) 6/2020 MXN (59,724) 2,958
Nikkei 225 Index (5) 6/2020 JPY (879,795) 22,453
S&P 500 E-Mini Index (103) 6/2020 USD (13,233,956) (895,104)
SPI 200 Index (9) 6/2020 AUD (707,073) (30,684)
U.S. Treasury 10 Year Note (26) 6/2020 USD (3,605,875) (32,990)
U.S. Treasury 5 Year Note (64) 6/2020 USD (8,023,000) (46,851)
3 Month Canadian Bankers Acceptance (6) 9/2020 CAD (1,059,795) 1,091
3 Month Euro Euribor (12) 9/2020 EUR (3,321,935) 634
3 Month Canadian Bankers Acceptance (7) 12/2020 CAD (1,236,241) 95
3 Month Euro Euribor (9) 12/2020 EUR (2,491,823) (274)
3 Month Canadian Bankers Acceptance (6) 3/2021 CAD (1,059,529) (1,309)
3 Month Euro Euribor (5) 3/2021 EUR (1,384,346) (429)
804,939
$ (718,151)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,683,000 USD 1,002,519 CITI 6/17/2020 $ 32,906
AUD 1,683,000 USD 1,002,521 JPMC 6/17/2020 32,905
CAD 804,000 USD 561,340 CITI 6/17/2020 10,384
CAD 804,000 USD 561,341 JPMC 6/17/2020 10,384
CHF 5,261,938 USD 5,414,818 CITI 6/17/2020 72,200
CHF 5,261,935 USD 5,414,822 JPMC 6/17/2020 72,195
CLP 265,067,000 USD 308,092 CITI
**
6/17/2020 2,227
CLP 265,067,000 USD 308,092 JPMC
**
6/17/2020 2,226
CNY 175,000 USD 24,575 CITI
**
6/17/2020 77
CNY 175,000 USD 24,575 JPMC
**
6/17/2020 77
COP 81,386,000 USD 19,776 CITI
**
6/17/2020 148
COP 81,386,000 USD 19,776 JPMC
**
6/17/2020 148
CZK 1,400,000 USD 55,894 CITI 6/17/2020 494
CZK 1,400,000 USD 55,894 JPMC 6/17/2020 494
EUR 12,611,495 USD 13,837,445 CITI 6/17/2020 112,701
EUR 12,611,505 USD 13,837,473 JPMC 6/17/2020 112,685
GBP 720,000 USD 867,555 CITI 6/17/2020 27,961
GBP 720,000 USD 867,556 JPMC 6/17/2020 27,959
HUF 89,791,500 USD 273,083 CITI 6/17/2020 1,948
HUF 89,791,500 USD 273,084 JPMC 6/17/2020 1,948
ILS 7,178,997 USD 1,959,719 CITI 6/17/2020 75,031
ILS 7,179,003 USD 1,959,723 JPMC 6/17/2020 75,029
INR 258,500 USD 3,307 CITI
**
6/17/2020 53
INR 258,500 USD 3,307 JPMC
**
6/17/2020 53
JPY 4,081,400,499 USD 37,144,925 CITI 6/17/2020 937,455
JPY 4,081,400,499 USD 37,144,971 JPMC 6/17/2020 937,408

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 3,561,642,666 USD 2,878,351 CITI
**
6/17/2020 $ 51,472
KRW 3,561,642,666 USD 2,878,355 JPMC
**
6/17/2020 51,470
MXN 195,500 USD 7,982 CITI 6/17/2020 166
MXN 195,500 USD 7,982 JPMC 6/17/2020 166
NOK 1,252,500 USD 117,875 CITI 6/17/2020 2,634
NOK 1,252,500 USD 117,875 JPMC 6/17/2020 2,634
NZD 304,500 USD 174,940 CITI 6/17/2020 6,644
NZD 304,500 USD 174,940 JPMC 6/17/2020 6,644
PHP 195,000 USD 3,710 CITI
**
6/17/2020 66
PHP 195,000 USD 3,710 JPMC
**
6/17/2020 66
SEK 4,085,000 USD 398,736 CITI 6/17/2020 14,902
SEK 4,085,000 USD 398,736 JPMC 6/17/2020 14,900
SGD 94,000 USD 65,077 CITI 6/17/2020 1,135
SGD 94,000 USD 65,077 JPMC 6/17/2020 1,135
TWD 39,517,375 USD 1,309,910 CITI
**
6/17/2020 11,789
TWD 39,517,375 USD 1,309,912 JPMC
**
6/17/2020 11,787
USD 23,255,095 AUD 35,145,502 CITI 6/17/2020 1,632,693
USD 23,255,063 AUD 35,145,498 JPMC 6/17/2020 1,632,663
USD 17,230,773 BRL 78,172,015 CITI
**
6/17/2020 2,259,347
USD 17,230,745 BRL 78,171,985 JPMC
**
6/17/2020 2,259,325
USD 22,632,729 CAD 30,364,498 CITI 6/17/2020 1,040,514
USD 22,489,180 CAD 30,166,502 JPMC 6/17/2020 1,037,760
USD 6,588,663 CHF 6,231,816 CITI 6/17/2020 90,280
USD 6,588,654 CHF 6,231,815 JPMC 6/17/2020 90,275
USD 5,400,651 CLP 4,401,455,952 CITI
**
6/17/2020 247,791
USD 5,400,644 CLP 4,401,455,968 JPMC
**
6/17/2020 247,785
USD 2,864,838 CNY 20,069,935 CITI
**
6/17/2020 37,715
USD 2,864,835 CNY 20,069,943 JPMC
**
6/17/2020 37,711
USD 199,228 COP 723,924,212 CITI
**
6/17/2020 22,003
USD 199,228 COP 723,924,212 JPMC
**
6/17/2020 22,003
USD 2,394,895 CZK 55,900,000 CITI 6/17/2020 143,390
USD 2,394,892 CZK 55,900,000 JPMC 6/17/2020 143,386
USD 17,891,614 EUR 15,934,043 CITI 6/17/2020 266,248
USD 17,891,599 EUR 15,934,050 JPMC 6/17/2020 266,225
USD 26,178,432 GBP 20,395,002 CITI 6/17/2020 811,740
USD 26,178,399 GBP 20,395,002 JPMC 6/17/2020 811,707
USD 6,650,962 HUF 2,047,110,988 CITI 6/17/2020 380,657
USD 6,650,954 HUF 2,047,110,996 JPMC 6/17/2020 380,649
USD 1,876,720 IDR 27,197,878,008 CITI
**
6/17/2020 230,052
USD 1,876,698 IDR 27,197,877,992 JPMC
**
6/17/2020 230,029
USD 6,024,575 ILS 20,662,491 CITI 6/17/2020 168,181
USD 6,024,573 ILS 20,662,510 JPMC 6/17/2020 168,173
USD 4,478,885 INR 333,023,996 CITI
**
6/17/2020 149,276
USD 4,478,879 INR 333,024,004 JPMC
**
6/17/2020 149,270
USD 14,776,996 JPY 1,533,558,500 CITI 6/17/2020 467,800
USD 14,776,978 JPY 1,533,558,500 JPMC 6/17/2020 467,784
USD 19,134,595 KRW 22,955,486,253 CITI
**
6/17/2020 251,296
USD 19,134,571 KRW 22,955,486,236 JPMC
**
6/17/2020 251,272
USD 15,936,175 MXN 328,750,496 CITI 6/17/2020 2,234,839
USD 15,936,155 MXN 328,750,504 JPMC 6/17/2020 2,234,819
USD 10,944,242 NOK 104,484,994 CITI 6/17/2020 891,243
USD 10,944,229 NOK 104,485,006 JPMC 6/17/2020 891,230
USD 12,750,415 NZD 20,243,505 CITI 6/17/2020 678,498
USD 12,750,392 NZD 20,243,495 JPMC 6/17/2020 678,481
USD 657,966 PHP 33,725,500 CITI
**
6/17/2020 4,950
USD 657,966 PHP 33,725,500 JPMC
**
6/17/2020 4,949
USD 7,293,654 PLN 28,625,496 CITI 6/17/2020 376,133
USD 7,293,647 PLN 28,625,504 JPMC 6/17/2020 376,125

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 21,125,121 SEK 203,556,499 CITI 6/17/2020 $ 513,494
USD 21,125,095 SEK 203,556,499 JPMC 6/17/2020 513,468
USD 8,398,349 SGD 11,719,500 CITI 6/17/2020 143,281
USD 8,398,338 SGD 11,719,500 JPMC 6/17/2020 143,270
USD 423,197 THB 13,384,000 CITI 6/17/2020 15,224
USD 423,197 THB 13,384,000 JPMC 6/17/2020 15,223
USD 3,610,329 TWD 107,412,377 CITI
**
6/17/2020 17,813
USD 3,610,324 TWD 107,412,373 JPMC
**
6/17/2020 17,808
USD 4,980,141 ZAR 80,662,995 CITI 6/17/2020 515,739
USD 4,980,135 ZAR 80,663,005 JPMC 6/17/2020 515,733
Total unrealized appreciation 29,902,026
AUD 33,714,499 USD 22,046,285 CITI 6/17/2020 (1,304,271)
AUD 33,714,501 USD 22,046,499 JPMC 6/17/2020 (1,304,482)
BRL 70,000,003 USD 14,843,871 CITI
**
6/17/2020 (1,437,540)
BRL 69,999,997 USD 14,843,888 JPMC
**
6/17/2020 (1,437,561)
CAD 29,314,502 USD 21,910,836 CITI 6/17/2020 (1,065,274)
CAD 26,819,498 USD 20,103,162 JPMC 6/17/2020 (1,031,799)
CHF 9,094,564 USD 9,676,522 CITI 6/17/2020 (192,937)
CHF 9,094,563 USD 9,676,533 JPMC 6/17/2020 (192,949)
CLP 3,974,144,500 USD 4,842,244 CITI
**
6/17/2020 (189,647)
CLP 3,974,144,500 USD 4,842,250 JPMC
**
6/17/2020 (189,651)
CNY 18,464,683 USD 2,633,299 CITI
**
6/17/2020 (32,297)
CNY 18,464,692 USD 2,633,303 JPMC
**
6/17/2020 (32,301)
COP 1,028,694,500 USD 293,009 CITI
**
6/17/2020 (41,175)
COP 1,028,694,500 USD 293,010 JPMC
**
6/17/2020 (41,175)
CZK 60,250,000 USD 2,592,324 CITI 6/17/2020 (165,612)
CZK 60,250,000 USD 2,592,328 JPMC 6/17/2020 (165,616)
EUR 28,606,989 USD 32,009,992 CITI 6/17/2020 (366,506)
EUR 28,607,011 USD 32,010,056 JPMC 6/17/2020 (366,545)
GBP 19,664,505 USD 25,485,331 CITI 6/17/2020 (1,027,207)
GBP 19,664,501 USD 25,485,357 JPMC 6/17/2020 (1,027,245)
HUF 1,882,000,499 USD 6,157,578 CITI 6/17/2020 (393,006)
HUF 1,882,000,501 USD 6,157,585 JPMC 6/17/2020 (393,014)
IDR 27,415,996,724 USD 1,891,333 CITI
**
6/17/2020 (231,459)
IDR 27,415,996,708 USD 1,891,335 JPMC
**
6/17/2020 (231,461)
ILS 14,396,004 USD 4,199,251 CITI 6/17/2020 (118,974)
ILS 14,395,996 USD 4,199,254 JPMC 6/17/2020 (118,979)
INR 377,603,500 USD 5,154,828 CITI
**
6/17/2020 (245,647)
INR 377,603,500 USD 5,154,834 JPMC
**
6/17/2020 (245,651)
JPY 179,307,500 USD 1,682,404 CITI 6/17/2020 (9,336)
JPY 179,307,500 USD 1,682,406 JPMC 6/17/2020 (9,338)
KRW 20,020,075,840 USD 16,730,926 CITI
**
6/17/2020 (262,309)
KRW 20,020,075,828 USD 16,730,947 JPMC
**
6/17/2020 (262,331)
MXN 381,537,489 USD 19,438,089 CITI 6/17/2020 (3,536,751)
MXN 381,537,519 USD 19,438,114 JPMC 6/17/2020 (3,536,773)
NOK 102,953,994 USD 11,042,332 CITI 6/17/2020 (1,136,638)
NOK 102,954,005 USD 11,042,347 JPMC 6/17/2020 (1,136,651)
NZD 21,971,506 USD 13,885,631 CITI 6/17/2020 (783,245)
NZD 21,971,492 USD 13,885,639 JPMC 6/17/2020 (783,262)
PHP 39,348,501 USD 770,408 CITI
**
6/17/2020 (8,513)
PHP 39,348,499 USD 770,409 JPMC
**
6/17/2020 (8,515)
PLN 31,258,494 USD 8,024,736 CITI 6/17/2020 (470,936)
PLN 31,258,506 USD 8,024,749 JPMC 6/17/2020 (470,946)
SEK 197,119,503 USD 20,641,976 CITI 6/17/2020 (682,145)
SEK 197,119,497 USD 20,642,001 JPMC 6/17/2020 (682,168)
SGD 13,385,500 USD 9,611,784 CITI 6/17/2020 (183,205)
SGD 13,385,500 USD 9,611,796 JPMC 6/17/2020 (183,217)
THB 18,623,500 USD 596,283 CITI 6/17/2020 (28,598)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
THB 18,623,500 USD 596,284 JPMC 6/17/2020 $ (28,599)
TWD 114,726,624 USD 3,859,878 CITI
**
6/17/2020 (22,727)
TWD 114,726,626 USD 3,859,883 JPMC
**
6/17/2020 (22,735)
USD 757,623 AUD 1,288,500 CITI 6/17/2020 (35,097)
USD 757,622 AUD 1,288,500 JPMC 6/17/2020 (35,097)
USD 574,134 CAD 821,500 CITI 6/17/2020 (10,036)
USD 574,133 CAD 821,500 JPMC 6/17/2020 (10,036)
USD 8,887,256 CHF 8,634,182 CITI 6/17/2020 (116,252)
USD 8,887,250 CHF 8,634,187 JPMC 6/17/2020 (116,267)
USD 44,784 CLP 38,462,500 CITI
**
6/17/2020 (244)
USD 44,784 CLP 38,462,500 JPMC
**
6/17/2020 (245)
USD 2,958 CNY 21,000 CITI
**
6/17/2020 (1)
USD 2,958 CNY 21,000 JPMC
**
6/17/2020 (1)
USD 94,817 COP 392,774,500 CITI
**
6/17/2020 (1,337)
USD 94,817 COP 392,774,500 JPMC
**
6/17/2020 (1,337)
USD 218,755 CZK 5,600,000 CITI 6/17/2020 (6,798)
USD 218,755 CZK 5,600,000 JPMC 6/17/2020 (6,798)
USD 26,956,402 EUR 24,703,442 CITI 6/17/2020 (369,197)
USD 26,956,399 EUR 24,703,470 JPMC 6/17/2020 (369,230)
USD 718,378 GBP 604,500 CITI 6/17/2020 (33,481)
USD 718,377 GBP 604,500 JPMC 6/17/2020 (33,482)
USD 39,043 IDR 656,795,000 CITI
**
6/17/2020 (722)
USD 39,043 IDR 656,795,000 JPMC
**
6/17/2020 (722)
USD 50,460 ILS 182,504 CITI 6/17/2020 (1,267)
USD 50,458 ILS 182,496 JPMC 6/17/2020 (1,267)
USD 229,229 INR 17,844,000 CITI
**
6/17/2020 (2,760)
USD 229,228 INR 17,844,000 JPMC
**
6/17/2020 (2,760)
USD 22,260,413 JPY 2,466,384,162 CITI 6/17/2020 (752,712)
USD 22,260,385 JPY 2,466,384,162 JPMC 6/17/2020 (752,742)
USD 1,707,708 KRW 2,079,136,932 CITI
**
6/17/2020 (2,599)
USD 1,707,706 KRW 2,079,136,932 JPMC
**
6/17/2020 (2,601)
USD 1,457,956 MXN 35,779,000 CITI 6/17/2020 (33,206)
USD 1,457,954 MXN 35,779,000 JPMC 6/17/2020 (33,208)
USD 410,590 NOK 4,732,500 CITI 6/17/2020 (44,747)
USD 410,590 NOK 4,732,500 JPMC 6/17/2020 (44,748)
USD 144,702 NZD 255,000 CITI 6/17/2020 (7,364)
USD 144,702 NZD 255,000 JPMC 6/17/2020 (7,364)
USD 115,641 PHP 6,075,501 CITI
**
6/17/2020 (1,998)
USD 115,641 PHP 6,075,499 JPMC
**
6/17/2020 (1,998)
USD 586,613 PLN 2,476,500 CITI 6/17/2020 (11,847)
USD 586,612 PLN 2,476,500 JPMC 6/17/2020 (11,848)
USD 95,117 SEK 948,500 CITI 6/17/2020 (925)
USD 95,117 SEK 948,500 JPMC 6/17/2020 (925)
USD 391,021 SGD 564,500 CITI 6/17/2020 (6,606)
USD 391,021 SGD 564,500 JPMC 6/17/2020 (6,606)
USD 72,365 THB 2,382,000 CITI 6/17/2020 (244)
USD 72,365 THB 2,382,000 JPMC 6/17/2020 (244)
USD 986,515 TWD 29,738,625 CITI
**
6/17/2020 (8,124)
USD 986,513 TWD 29,738,625 JPMC
**
6/17/2020 (8,124)
ZAR 82,639,499 USD 5,257,336 CITI 6/17/2020 (683,543)
ZAR 82,639,504 USD 5,257,342 JPMC 6/17/2020 (683,550)
Total unrealized depreciation (32,101,226)
Net unrealized depreciation $ (2,199,200)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Total Return Basket Swaps Outstanding at March 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
53-65 months
maturity
07/11/2024 $183,516 $3,438 $411,472 $414,910
DTBK The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the EUR/
USD 1 Week Forward FX Swap Rate
plus or minus a specified spread (0.00%
to 0.02%), which is denominated in EUR
based on the local currencies of the
positions within the swap.
61 months
maturity
01/21/2025 $416,211 $26,210 $61,861 $88,071
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the TIIE
plus or minus a specified spread (-0.11%
to 0.05%), which is denominated in MXN
based on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/10/2025 $362,195 $(2,287) $(13,288) $(15,575)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
WIBOR plus or minus a specified
spread (-0.05% to 0.07%), which is
denominated in PLN based on the local
currencies of the positions within the
swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/28/2025 $382,663 $33,174 $(26,256) $6,918
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.02%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
61 months
maturity
03/05/2025 $429,772 $3,964 $(155) $3,809

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
EURIBOR plus or minus a specified
spread (-1.00% to 0.35%), which is
denominated in EUR based on the local
currencies of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 02/21/2025 $367,040 $19,470 $(103,794) $(84,324)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.30% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $17,649,410 $895,000 $(1,975,774) $(1,080,774)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 5,357 245,577 18,842 (1.7)
Netherlands
Royal Dutch Shell plc 10,668 185,342 39,527 (3.7)
Russia
Evraz plc 66,384 189,933 (15,533) 1.4
Switzerland
Coca-Cola HBC AG 15,293 327,978 41,120 (3.8)
United Kingdom
Avast plc 51,911 250,974 59,962 (5.5)
Aviva plc 137,499 452,063 29,198 (2.7)
Barclays plc 230,306 261,727 6,491 (0.6)
Bellway plc 8,631 228,652 (3,161) 0.3
Berkeley Group Holdings plc 3,466 154,700 (1,631) 0.2
British American Tobacco plc 10,202 347,534 4,394 (0.4)
BT Group plc 98,476 143,240 (5,724) 0.5
Close Brothers Group plc 25,631 356,386 22,653 (2.1)
ConvaTec Group plc 94,248 216,699 37,392 (3.5)
Direct Line Insurance Group plc 45,625 166,563 19,144 (1.8)
Dixons Carphone plc 418,368 401,082 37,523 (3.5)
Drax Group plc 105,513 199,546 (28,929) 2.7
Inchcape plc 31,205 166,536 (2,944) 0.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Intermediate Capital Group plc 19,961 220,313 14,503 (1.3)
JD Sports Fashion plc 30,767 172,318 38,028 (3.5)
M&G plc 110,609 153,858 10,810 (1.0)
Man Group plc 119,212 182,436 32,902 (3.0)
Mondi plc 8,832 149,046 2,895 (0.3)
Moneysupermarket.com Group plc 49,729 184,796 35,367 (3.3)
Persimmon plc 6,414 151,618 12,031 (1.1)
Royal Mail plc 116,837 180,107 (36,158) 3.3
Standard Chartered plc 66,507 367,704 (9,529) 0.9
Tate & Lyle plc 45,493 370,124 36,662 (3.4)
Taylor Wimpey plc 104,330 150,127 (6,277) 0.6
Travis Perkins plc 18,985 206,381 15,937 (1.5)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (7,026) (193,497) 1,027 (0.1)
Beazley plc (41,167) (198,578) 2,923 (0.3)
Capita plc (441,605) (178,681) 4,612 (0.4)
Daily Mail & General Trust plc (19,220) (160,056) (25,513) 2.4
Diageo plc (9,838) (311,958) (20,652) 1.9
Experian plc (6,294) (174,919) (13,173) 1.2
Hargreaves Lansdown plc (28,175) (478,718) 25,626 (2.4)
Hiscox Ltd. (20,289) (231,052) 21,404 (2.0)
Intertek Group plc (2,833) (165,518) (2,551) 0.2
John Wood Group plc (85,013) (161,767) 32,426 (3.0)
Johnson Matthey plc (9,306) (205,049) 37,887 (3.5)
Jupiter Fund Management plc (73,503) (180,220) (10,233) 0.9
National Grid plc (20,471) (239,189) 814 (0.1)
Ocado Group plc (12,870) (193,054) 23,170 (2.1)
Pearson plc (54,327) (371,926) (18,601) 1.7
Prudential plc (32,568) (408,072) (85,706) 7.9
Reckitt Benckiser Group plc (2,477) (188,687) (12,179) 1.1
Severn Trent plc (17,707) (501,231) 30,419 (2.8)
Vodafone Group plc (114,868) (158,914) (4,332) 0.4
Weir Group plc (The) (18,645) (165,831) 25,162 (2.3)
Whitbread plc (11,278) (417,980) (86,574) 8.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.02% to 0.07%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
61 months
maturity
03/06/2025 $1,886,819 $(30,065) $15,915 $(14,150)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Canada
Element Fleet Management Corp., 4.25%, 6/30/2020 2,500,000 1,733,476 (59,862) 423.1
SHARES
Short Positions
Common Stocks
Canada
Element Fleet Management Corp. (727) (4,629) (100) 0.7
Ivory Coast
Endeavour Mining Corp. (10,459) (148,714) 29,897 (211.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.23% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
03/06/2025 $21,131,616 $(1,634,009) $(5,012,134) $(6,646,143)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Exact Sciences Corp. 50 2,900 6 (0.0)
PRINCIPAL
Convertible Bonds
Canada
Aphria , Inc., 5.25%, 6/1/2024 500,000 315,649 (31,483) 0.5
Ivory Coast
Endeavour Mining Corp., 3.00%, 2/15/2023 625,000 580,548 (88,807) 1.3
United States
Allscripts Healthcare Solutions, Inc., 0.88%, 1/1/2027 575,000 456,079 (42,900) 0.6
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 1,475,000 1,222,406 729 (0.0)
Benefitfocus , Inc., 1.25%, 12/15/2023 450,000 345,633 (21,692) 0.3
Granite Construction, Inc., 2.75%, 11/1/2024 700,000 540,569 (123,502) 1.9
Infinera Corp., 2.13%, 9/1/2024 2,125,000 1,784,686 (220,753) 3.3
MFA Financial, Inc., 6.25%, 6/15/2024 750,000 465,671 (326,095) 4.9
PennyMac Corp., 5.50%, 11/1/2024 225,000 145,103 (82,626) 1.2
Redwood Trust, Inc., 4.75%, 8/15/2023 1,000,000 654,558 (348,741) 5.2
SEACOR Holdings, Inc., 2.50%, 12/15/2027 5,575,000 5,212,707 177,612 (2.7)
SMART Global Holdings, Inc., 2.25%, 2/15/2026 250,000 221,236 (32,980) 0.5
Vector Group Ltd., 1.75%, 4/15/2020 650,000 651,101 (4,379) 0.1

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Convertible Preferred Stock
Canada
GFL Environmental, Inc., 6.00%, 3/15/2023 13,100 547,580 (90,128) 1.4
United States
NCR Corp., 5.50%, 12/31/2049 3,975 3,651,295 (726,372) 10.9
QTS Realty Trust, Inc., 6.50% 7,650 988,658 (77,140) 1.2
Short Positions
Common Stocks
United States
Allscripts Healthcare Solutions, Inc. (23,749) (167,193) 4,520 (0.1)
Atlas Air Worldwide Holdings, Inc. (8,210) (210,751) (27,090) 0.4
Benefitfocus , Inc. (677) (6,032) 883 (0.0)
Granite Construction, Inc. (7,341) (111,436) 14,123 (0.2)
Infinera Corp. (120,525) (638,782) 30,280 (0.5)
NCR Corp. (70,225) (1,242,982) 352,412 (5.3)
OPKO Health, Inc. (2,032) (2,723) 924 (0.0)
QTS Realty Trust, Inc. (12,550) (728,026) 7,479 (0.1)
SEACOR Holdings, Inc. (5,307) (143,077) 30,197 (0.5)
SMART Global Holdings, Inc. (3,878) (94,235) (8,486) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
59 months
maturity
01/14/2025 $1,171,378 $(20,260) $3,627 $(16,633)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Keihin Corp. 24,936 583,353 (13,496) 81.1
Showa Corp. 28,208 588,025 (6,764) 40.7

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.80% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/20/2025 $8,493,484 $(18,487) $(238,714) $(257,201)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Anhui Conch Cement Co. Ltd. 10,500 72,131 (2,541) 1.0
BAIC Motor Corp. Ltd. 270,500 106,403 (15,656) 6.1
Beijing Capital International Airport Co. Ltd. 152,000 96,468 (23,866) 9.3
Beijing Enterprises Holdings Ltd. 28,500 104,010 (13,392) 5.2
China CITIC Bank Corp. Ltd. 432,000 212,442 (5,942) 2.3
China Communications Services Corp. Ltd. 140,000 100,667 (8,360) 3.3
China Lesso Group Holdings Ltd. 55,000 71,203 (16,010) 6.2
China Medical System Holdings Ltd. 130,000 139,069 (14,523) 5.6
China Resources Cement Holdings Ltd. 94,000 110,434 (5,319) 2.1
China Resources Pharmaceutical Group Ltd. 182,000 108,668 (25,202) 9.8
China Resources Power Holdings Co. Ltd. 76,000 83,352 (6,302) 2.5
CITIC Ltd. 102,000 105,712 (3,738) 1.5
Dali Foods Group Co. Ltd. 98,000 67,966 (398) 0.2
Far East Horizon Ltd. 374,000 299,351 (18,912) 7.4
Haier Electronics Group Co. Ltd. 42,000 110,874 (8,800) 3.4
Haitian International Holdings Ltd. 50,000 92,741 (4,360) 1.7
Jiangxi Copper Co. Ltd. 126,000 115,620 (23,112) 9.0
Kunlun Energy Co. Ltd. 220,000 127,140 (4,010) 1.6
PICC Property & Casualty Co. Ltd. 108,999 104,375 (6,930) 2.7
Sun Art Retail Group Ltd. 57,500 84,590 6,425 (2.5)
Tencent Holdings Ltd. 2,300 113,684 1,748 (0.7)
Uni -President China Holdings Ltd. 139,000 134,343 (12,086) 4.7
Weichai Power Co. Ltd. 54,000 86,016 (12,853) 5.0
Hong Kong
Kingboard Laminates Holdings Ltd. 101,000 92,415 1,187 (0.5)
Short Positions
Common Stocks
China
BBMG Corp. (485,000) (120,189) 13,648 (5.3)
Beijing Enterprises Water Group Ltd. (184,000) (71,335) 13,116 (5.1)
CGN Power Co. Ltd. (384,000) (87,482) 5,110 (2.0)
China Communications Construction Co. Ltd. (108,000) (74,440) 5,225 (2.0)
China Eastern Airlines Corp. Ltd. (320,000) (109,572) 24,938 (9.7)
China Gas Holdings Ltd. (44,600) (154,224) 1,917 (0.7)
China International Capital Corp. Ltd. (64,000) (102,431) 14,089 (5.5)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China Mengniu Dairy Co. Ltd. (30,000) (103,462) 5,636 (2.2)
China Merchants Bank Co. Ltd. (46,000) (205,794) 8,639 (3.4)
China Petroleum & Chemical Corp. (168,000) (82,086) 669 (0.3)
China Railway Construction Corp. Ltd. (74,000) (81,814) 3,396 (1.3)
China Southern Airlines Co. Ltd. (230,000) (97,471) 24,100 (9.4)
China Tower Corp. Ltd. (416,000) (92,436) 7,871 (3.1)
CITIC Securities Co. Ltd. (66,000) (119,681) 16,478 (6.4)
COSCO SHIPPING Energy Transportation Co. Ltd. (270,000) (142,967) (25,598) 10.0
ENN Energy Holdings Ltd. (7,200) (69,748) 7,536 (2.9)
Fosun International Ltd. (108,500) (124,559) 4,429 (1.7)
Guangzhou Automobile Group Co. Ltd. (110,000) (109,418) 13,410 (5.2)
Haidilao International Holding Ltd. (19,000) (73,260) 6,486 (2.5)
Huaneng Power International, Inc. (240,000) (89,498) 4,570 (1.8)
Huatai Securities Co. Ltd. (79,200) (116,817) 15,119 (5.9)
Ping An Insurance Group Co. of China Ltd. (20,500) (200,208) 22,093 (8.6)
Postal Savings Bank of China Co. Ltd. (186,000) (113,244) 1,434 (0.6)
Xiaomi Corp. (53,600) (71,169) 12,171 (4.7)
Xinjiang Goldwind Science & Technology Co. Ltd. (81,000) (69,840) 5,984 (2.3)
Yanzhou Coal Mining Co. Ltd. (120,000) (92,959) (1,495) 0.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-2.00% to 0.08%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
04/12/2023
- 04/02/2025 $34,185,466 $(261,252) $(247,092) $(508,344)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Petrobras Distribuidora SA 79,600 237,601 (135,883) 26.7
Ghana
Kosmos Energy Ltd. 362,994 325,097 42,579 (8.4)
United States
Alexion Pharmaceuticals, Inc. 1,941 174,282 6,541 (1.3)
Alkermes plc 14,976 215,954 (45,228) 8.9
Axis Capital Holdings Ltd. 6,708 259,264 (82,508) 16.2
Biogen, Inc. 736 232,856 14,124 (2.8)
Bunge Ltd. 3,714 152,385 (9,471) 1.9
Cabot Corp. 9,560 249,707 (60,228) 11.8
ConocoPhillips 14,302 440,502 (46,768) 9.2
Crown Holdings, Inc. 3,799 220,494 (22,642) 4.5
Element Solutions, Inc. 22,914 191,561 (6,416) 1.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Gilead Sciences, Inc. 2,223 166,191 2,757 (0.5)
Graphic Packaging Holding Co. 21,937 267,631 (22,943) 4.5
Horizon Therapeutics plc 5,589 165,546 (14,531) 2.9
Monster Beverage Corp. 2,976 167,430 (16,666) 3.3
Mylan NV 15,376 229,256 8,149 (1.6)
Pfizer, Inc. 7,041 229,818 (7,886) 1.6
PolyOne Corp. 17,492 331,823 (38,482) 7.6
Reliance Steel & Aluminum Co. 2,366 207,238 (15,758) 3.1
Steel Dynamics, Inc. 8,068 181,853 10,892 (2.1)
Targa Resources Corp. 22,440 155,060 (133,586) 26.3
Tyson Foods, Inc. 5,763 333,505 (17,347) 3.4
Westrock Co. 10,266 290,117 17,070 (3.4)
Willis Towers Watson plc 5,714 970,523 (85,081) 16.7
World Fuel Services Corp. 14,848 373,873 37,120 (7.3)
Short Positions
Common Stocks
South Korea
KB Financial Group, Inc. (5,511) (154,992) 5,858 (1.2)
Taiwan
Formosa Petrochemical Corp. (60,000) (160,191) 4,992 (1.0)
United States
Agilent Technologies, Inc. (4,776) (342,057) (6,119) 1.2
Albemarle Corp. (3,158) (178,016) 52,391 (10.3)
Amcor plc (35,931) (291,760) 27,308 (5.4)
Athene Holding Ltd. (6,270) (155,621) 24,911 (4.9)
Berry Global Group, Inc. (12,471) (420,397) (23,445) 4.6
BioMarin Pharmaceutical, Inc. (2,784) (235,248) 807 (0.2)
Brown-Forman Corp. (5,334) (296,090) 16,215 (3.2)
Compass Minerals International, Inc. (8,226) (316,454) 74,363 (14.6)
Elanco Animal Health, Inc. (9,064) (202,943) 13,041 (2.6)
Erie Indemnity Co. (1,830) (271,279) 3,202 (0.6)
Exact Sciences Corp. (3,623) (210,134) 21,883 (4.3)
Exxon Mobil Corp. (4,112) (156,133) 11,847 (2.3)
Globe Life, Inc. (2,174) (156,463) 6,522 (1.3)
Hain Celestial Group, Inc. (The) (10,896) (282,969) (43,143) 8.5
Ingevity Corp. (6,319) (222,429) 12,759 (2.5)
Mettler -Toledo International, Inc. (227) (156,746) (4,706) 0.9
ONEOK, Inc. (12,258) (267,347) 196,210 (38.6)
PerkinElmer, Inc. (2,476) (186,393) 5,323 (1.0)
Principal Financial Group, Inc. (11,849) (371,348) 48,225 (9.5)
RLI Corp. (3,290) (289,290) (46,773) 9.2
Sensient Technologies Corp. (4,156) (180,828) 5,153 (1.0)
Waters Corp. (1,230) (223,922) 10,504 (2.1)
Westlake Chemical Corp. (4,745) (181,117) 3,749 (0.7)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.05% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
01/14/2025
- 03/17/2025 $1,541,824 $(11,369) $(24,012) $(35,381)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Anglo American Platinum Ltd. 1,111 46,409 (1,233) 3.5
Aspen Pharmacare Holdings Ltd. 10,419 54,498 (7,499) 21.2
Capitec Bank Holdings Ltd. 128 6,296 (3,123) 8.8
Foschini Group Ltd. (The) 13,248 49,472 (44,734) 126.4
Impala Platinum Holdings Ltd. 2,228 9,283 (6,104) 17.3
Investec Ltd. 20,216 38,289 (19,243) 54.4
Kumba Iron Ore Ltd. 1,616 25,198 1,218 (3.4)
Life Healthcare Group Holdings Ltd. 84,680 87,400 (24,785) 70.1
Momentum Metropolitan Holdings 87,731 76,471 (12,652) 35.8
Mr Price Group Ltd. 7,759 49,237 (13,627) 38.5
MultiChoice Group 7,503 35,656 (1,525) 4.3
Ninety One Ltd. 10,108 19,413 (3,891) 11.0
Northam Platinum Ltd. 5,491 20,950 (15,266) 43.1
Pick n Pay Stores Ltd. 27,556 93,366 12,501 (35.3)
RMB Holdings Ltd. 11,168 30,537 (10,513) 29.7
Telkom SA SOC Ltd. 34,195 38,922 (20,108) 56.8
Tiger Brands Ltd. 6,518 67,515 10,098 (28.5)
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (11,638) (94,880) 24,101 (68.1)
Clicks Group Ltd. (2,932) (42,260) (1,230) 3.5
Discovery Ltd. (15,660) (68,284) 15,741 (44.5)
FirstRand Ltd. (12,357) (27,731) 7,148 (20.2)
Liberty Holdings Ltd. (5,992) (22,076) 8,609 (24.3)
MTN Group Ltd. (14,208) (38,097) 14,783 (41.8)
Naspers Ltd. (443) (62,957) (4,210) 11.9
Nedbank Group Ltd. (1,763) (8,148) 7,334 (20.7)
Old Mutual Ltd. (52,549) (34,862) 9,262 (26.2)
PSG Group Ltd. (7,589) (54,655) 22,291 (63.0)
Sanlam Ltd. (39,175) (111,556) 25,163 (71.1)
Sasol Ltd. (7,920) (16,406) 23,393 (66.1)
Shoprite Holdings Ltd. (10,664) (74,530) (5,486) 15.5
Sibanye Stillwater Ltd. (2,075) (2,618) 1,343 (3.8)
Standard Bank Group Ltd. (9,959) (56,997) 7,166 (20.3)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
Vodacom Group Ltd. (11,561) (75,634) (6,500) 18.4
Woolworths Holdings Ltd. (792) (1,221) 209 (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 04/02/2025 $3,314,424 $(63,957) $3,232 $(60,725)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 5,243 51,248 1,171 (1.9)
Switzerland
Adecco Group AG (Registered) 6,443 253,897 28,812 (47.4)
Alcon, Inc. 1,073 54,991 4,153 (6.8)
Baloise Holding AG (Registered) 967 126,070 3,172 (5.2)
Bucher Industries AG (Registered) 75 19,768 536 (0.9)
Dufry AG (Registered) 1,549 47,539 12,691 (20.9)
Flughafen Zurich AG (Registered) 61 6,824 761 (1.3)
Givaudan SA (Registered) 2 6,154 79 (0.1)
Helvetia Holding AG (Registered) 1,656 141,484 3,385 (5.6)
LafargeHolcim Ltd. (Registered) 3,734 136,267 13,679 (22.5)
Logitech International SA (Registered) 254 10,878 164 (0.3)
Nestle SA (Registered) 102 10,442 50 (0.1)
Novartis AG (Registered) 1,377 113,601 10,451 (17.2)
Roche Holding AG 106 34,105 2,465 (4.1)
Schindler Holding AG 135 29,535 685 (1.1)
SGS SA (Registered) 28 64,581 3 (0.0)
Sonova Holding AG (Registered) 1,572 280,310 23,095 (38.0)
Sunrise Communications Group AG 1,809 144,995 1,418 (2.3)
Swiss Life Holding AG (Registered) 92 30,879 3,985 (6.6)
UBS Group AG (Registered) 7,822 71,697 8,389 (13.8)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (3,863) (67,143) (4,479) 7.4
Chocoladefabriken Lindt & Spruengli AG (8) (67,148) (8,950) 14.7
Cie Financiere Richemont SA (Registered) (1,017) (54,363) (169) 0.3
DKSH Holding AG (2,020) (99,706) (915) 1.5
dormakaba Holding AG (27) (11,946) 278 (0.5)
EMS- Chemie Holding AG (Registered) (27) (16,839) (1,091) 1.8
Julius Baer Group Ltd. (132) (4,422) (855) 1.4
Kuehne + Nagel International AG (Registered) (505) (68,791) 1,046 (1.7)
Partners Group Holding AG (22) (15,063) (2,342) 3.9
Sika AG (Registered) (787) (129,236) (11,650) 19.2
Straumann Holding AG (Registered) (422) (308,526) (37,775) 62.2
Swatch Group AG (The) (27) (5,303) (620) 1.0
Swiss Re AG (864) (66,527) (4,359) 7.2
Swisscom AG (Registered) (173) (92,638) 2,047 (3.4)
Temenos AG (Registered) (3,264) (425,461) (63,254) 104.2
Vifor Pharma AG (1,118) (152,951) (33,686) 55.5
Zurich Insurance Group AG (265) (93,096) (16,327) 26.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.40% to 0.70%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 03/20/2025 $2,404,590 $8,837 $1,601 $10,438
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 281 249,069 (8,727) (83.6)
Carlsberg A/S 2,014 226,736 15,277 146.4
Danske Bank A/S 1,677 18,664 288 2.8
FLSmidth & Co. A/S 5,740 128,652 (5,664) (54.3)
Genmab A/S 242 48,610 5,801 55.6
GN Store Nord A/S 4,608 204,310 41,556 398.1
Jyske Bank A/S (Registered) 805 19,888 (571) (5.5)
Novo Nordisk A/S 3,427 204,647 17,061 163.5
Orsted A/S 214 20,950 1,329 12.7
ROCKWOOL International A/S 545 98,165 2,597 24.9
Tryg A/S 1,500 36,510 (416) (4.0)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (2,747) (202,709) (9,785) (93.7)
Coloplast A/S (83) (12,037) (1,116) (10.7)
Demant A/S (13,036) (283,838) (10,050) (96.3)
DSV Panalpina A/S (1,249) (113,570) (14,108) (135.2)
H Lundbeck A/S (5,396) (158,439) (7,494) (71.8)
ISS A/S (8,956) (122,523) (5,992) (57.4)
Novozymes A/S (2,686) (120,485) (6,689) (64.1)
Pandora A/S (908) (29,175) (1,906) (18.3)
Vestas Wind Systems A/S (1,298) (105,613) (2,554) (24.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-6.90% to
0.70%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
36-61 months
maturity
ranging from
01/14/2021
- 04/02/2025 $10,755,769 $57,095 $(167,984) $(110,889)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Huhtamaki OYJ 3,016 96,565 9,023 (8.1)
Kesko OYJ 2,561 144,821 (4,475) 4.0
Kone OYJ 1,502 84,113 5,682 (5.1)
Orion OYJ 5,538 225,376 26,521 (23.9)
UPM- Kymmene OYJ 7,721 210,528 23,853 (21.5)
Germany
adidas AG 395 87,701 11,921 (10.8)
Aurubis AG 6,617 269,278 27,634 (24.9)
Bayer AG (Registered) 3,127 179,172 4,530 (4.1)
Continental AG 1,206 85,986 1,743 (1.6)
Deutsche Post AG (Registered) 8,357 224,040 29,793 (26.9)
Deutsche Telekom AG (Registered) 6,297 81,329 1,618 (1.5)
HUGO BOSS AG 3,467 86,786 (2,609) 2.4
LANXESS AG 3,082 122,676 4,144 (3.7)
ProSiebenSat.1 Media SE 12,448 97,673 12,046 (10.9)
Puma SE 3,091 181,612 15,909 (14.3)
Rheinmetall AG 2,423 168,391 30,933 (27.9)
Siemens Healthineers AG 2,468 95,404 8,446 (7.6)
Software AG 5,902 175,901 17,756 (16.0)
Talanx AG 2,572 86,537 17,639 (15.9)
Telefonica Deutschland Holding AG 64,301 157,866 16,952 (15.3)
Volkswagen AG (Preference) 1,702 196,065 8,474 (7.6)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV 161 136,833 6,519 (5.9)
ASM International NV 3,455 351,518 75,583 (68.2)
ASR Nederland NV 11,600 291,663 36,302 (32.7)
Koninklijke Philips NV 3,507 143,988 24,880 (22.4)
NN Group NV 4,203 114,220 8,040 (7.3)
Wolters Kluwer NV 1,907 134,985 16,710 (15.1)
Short Positions
Common Stocks
Finland
Nokian Renkaat OYJ (9,008) (215,094) (38,444) 34.7
Wartsila OYJ Abp (20,686) (151,058) (14,411) 13.0
Germany
Commerzbank AG (36,246) (129,030) 4,075 (3.7)
Delivery Hero SE (1,133) (83,303) (8,422) 7.6
Duerr AG (4,462) (90,547) 590 (0.5)
E.ON SE (54,379) (557,803) (34,693) 31.3
Fraport AG Frankfurt Airport Services Worldwide (3,059) (123,140) (21,265) 19.2
Freenet AG (6,151) (107,620) 353 (0.3)
FUCHS PETROLUB SE (Preference) (3,926) (140,043) (23,271) 21.0
Henkel AG & Co. KGaA (Preference) (1,787) (142,927) (14,573) 13.1
Infineon Technologies AG (5,642) (81,447) (2,359) 2.1
SAP SE (1,088) (121,473) (10,392) 9.4
Sartorius AG (Preference) (910) (217,559) (33,388) 30.1
United Internet AG (Registered) (13,731) (399,269) (42,681) 38.5
Luxembourg
ArcelorMittal SA (22,599) (213,345) (33,312) 30.0
Netherlands
Aegon NV (158,841) (396,690) (64,022) 57.7
Heineken NV (2,406) (204,183) (6,459) 5.8
Just Eat Takeaway (3,815) (288,501) 13,910 (12.5)
Koninklijke Ahold Delhaize NV (4,427) (103,134) (3,677) 3.3
Koninklijke Vopak NV (3,050) (160,156) (11,867) 10.7
OCI NV (12,987) (155,196) (11,250) 10.1
SBM Offshore NV (18,151) (239,965) (11,170) 10.1
United Kingdom
Dialog Semiconductor plc (7,900) (205,345) (9,377) 8.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-9.50% to 0.70%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
13-62 months
maturity
ranging from
01/14/2021
- 04/02/2025 $46,166,294 $230,320 $(195,248) $35,072
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Ajinomoto Co., Inc. 19,400 361,509 45,715 130.3
Brother Industries Ltd. 18,800 284,754 29,929 85.3
Hikari Tsushin, Inc. 1,800 301,199 5,463 15.6
Hoya Corp. 4,500 382,642 25,148 71.7
Ibiden Co. Ltd. 18,900 412,474 67,191 191.6
Lion Corp. 12,000 255,916 34,733 99.0
Mitsubishi Materials Corp. 13,100 267,805 31,098 88.7
Nomura Research Institute Ltd. 13,139 277,532 37,077 105.7
Obayashi Corp. 39,025 331,148 28,670 81.7
Resona Holdings, Inc. 92,100 276,144 14,669 41.8
Sekisui House Ltd. 15,200 250,679 23,024 65.6
Sony Corp. 5,700 337,631 27,309 77.9
Sugi Holdings Co. Ltd. 5,100 273,102 26,663 76.0
Sumitomo Mitsui Trust Holdings, Inc. 16,200 465,429 40,221 114.7
Taiheiyo Cement Corp. 15,000 255,499 (2,061) (5.9)
TIS, Inc. 20,700 343,286 40,282 114.9
Tokyo Electric Power Co. Holdings, Inc. 75,121 261,326 17,414 49.7
Tokyo Gas Co. Ltd. 14,600 344,024 38,807 110.6
Toyo Suisan Kaisha Ltd. 5,600 270,662 47,314 134.9
Toyota Boshoku Corp. 23,100 273,222 22,334 63.7
Yamazaki Baking Co. Ltd. 13,100 273,040 39,990 114.0
Z Holdings Corp. 149,000 475,036 17,815 50.8
Short Positions
Common Stocks
Japan
Acom Co. Ltd. (92,430) (375,353) (32,895) (93.8)
AEON Financial Service Co. Ltd. (26,500) (283,128) (7,641) (21.8)
Asahi Intecc Co. Ltd. (11,166) (276,158) (14,655) (41.8)
Canon, Inc. (11,100) (241,213) (20,980) (59.8)
Chiba Bank Ltd. (The) (56,900) (247,695) (27,869) (79.5)
Coca-Cola Bottlers Japan Holdings, Inc. (12,900) (264,753) (45,239) (129.0)
FamilyMart Co. Ltd. (19,000) (341,162) (63,045) (179.8)
Hitachi Construction Machinery Co. Ltd. (14,000) (280,784) (15,048) (42.9)
Japan Airport Terminal Co. Ltd. (6,700) (257,493) (29,929) (85.3)
Japan Post Holdings Co. Ltd. (37,700) (294,913) (22,307) (63.6)
Kansai Electric Power Co., Inc. (The) (31,500) (350,624) (52,240) (149.0)
Kansai Paint Co. Ltd. (71,600) (1,358,105) 17,837 50.9
Kikkoman Corp. (10,284) (436,036) (68,845) (196.3)
Kyowa Kirin Co. Ltd. (17,100) (382,177) (61,842) (176.3)
Kyushu Electric Power Co., Inc. (40,300) (323,216) (25,836) (73.7)
LINE Corp. (7,000) (337,962) (10,294) (29.4)
MISUMI Group, Inc. (12,200) (263,898) (37,182) (106.0)
NGK Spark Plug Co. Ltd. (39,500) (553,686) (53,400) (152.3)
Nippon Paint Holdings Co. Ltd. (19,200) (999,403) (94,280) (268.8)
Odakyu Electric Railway Co. Ltd. (16,100) (353,576) (43,299) (123.5)
Oracle Corp. Japan (2,900) (252,947) (33,794) (96.4)
Park24 Co. Ltd. (19,900) (293,359) 3,636 10.4
Seven Bank Ltd. (90,400) (233,306) (10,740) (30.6)
Suzuki Motor Corp. (14,700) (350,025) 54,454 155.3
Takeda Pharmaceutical Co. Ltd. (13,600) (414,094) (28,472) (81.2)
Trend Micro, Inc. (4,800) (237,035) (37,221) (106.1)
Yamaha Motor Co. Ltd. (29,700) (357,141) (6,667) (19.0)
Yamato Holdings Co. Ltd. (23,100) (360,847) (63,525) (181.1)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.70% to 0.70%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 04/02/2025 $851,389 $41,935 $5,948 $47,883
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 20,308 99,407 3,565 7.4
Orkla ASA 24,825 212,693 5,160 10.8
Telenor ASA 9,466 138,352 8,303 17.3
Yara International ASA 3,728 117,876 9,318 19.5
Short Positions
Common Stocks
Norway
Equinor ASA (2,415) (30,106) (3,167) (6.6)
Gjensidige Forsikring ASA (1,879) (31,998) (1,298) (2.7)
Mowi ASA (9,298) (140,581) 16,039 33.5
Norsk Hydro ASA (4,302) (9,276) (240) (0.5)
Salmar ASA (1,370) (45,325) 4,549 9.5
United Kingdom
Subsea 7 SA (5,457) (25,775) (294) (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.70% to 0.70%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 04/02/2025 $2,980,440 $102,198 $18,822 $121,020
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
AAK AB 3,387 54,765 6,215 5.1
BillerudKorsnas AB 575 6,270 282 0.2
Electrolux AB 12,315 152,135 (10,650) (8.8)
Electrolux Professional AB 17,553 50,569 49,021 40.5
Essity AB 3,288 100,723 5,757 4.8
Getinge AB 19,129 361,712 29,383 24.3
Hennes & Mauritz AB 9,163 117,257 9,769 8.1
Holmen AB 4,273 115,842 8,917 7.4
Husqvarna AB 4,282 21,302 4,037 3.3
Nibe Industrier AB 1,206 17,444 643 0.5
Sandvik AB 4,199 59,066 6,900 5.7
Skanska AB 3,674 55,291 (229) (0.2)
SKF AB 4,655 63,434 2,265 1.9
Swedish Match AB 4,959 280,777 7,289 6.0
Telefonaktiebolaget LM Ericsson 7,601 61,530 7,105 5.9
Trelleborg AB 2,992 31,831 1,178 1.0
Volvo AB 4,172 49,588 3,902 3.2
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (826) (22,949) (2,470) (2.0)
Finland
Nordea Bank Abp (22,404) (126,032) (8,043) (6.6)
Sweden
Alfa Laval AB (4,225) (72,336) (1,327) (1.1)
Assa Abloy AB (2,583) (48,221) 223 0.2
Atlas Copco AB (3,920) (130,357) (12,600) (10.4)
Boliden AB (188) (3,373) (150) (0.1)
Elekta AB (16,471) (134,278) (14,360) (11.9)
Epiroc AB (3,380) (33,399) (2,380) (2.0)
Hexagon AB (1,552) (65,627) 2,217 1.8
Hexpol AB (4,987) (29,465) (4,988) (4.1)
Saab AB (1,949) (37,030) 1,652 1.4
Skandinaviska Enskilda Banken AB (14,392) (96,384) (837) (0.7)
SSAB AB (11,820) (26,803) (742) (0.6)
Svenska Cellulosa AB SCA (3,423) (33,873) (5,426) (4.5)
Svenska Handelsbanken AB (18,041) (148,786) (3,567) (2.9)
Swedbank AB (17,799) (196,309) 26,737 22.1
Swedish Orphan Biovitrum AB (298) (4,950) (40) (0.0)
Tele2 AB (3,805) (50,694) (3,875) (3.2)
Telia Co. AB (33,536) (120,038) 390 0.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-20.41% to 1.40%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
59-63 months
maturity
ranging from
01/22/2025
- 04/02/2025 $88,751,978 $1,050,279 $362,289 $1,412,568
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AGCO Corp. 7,058 333,490 12,210 0.9
ALLETE, Inc. 6,501 394,481 (42,191) (3.0)
Ameriprise Financial, Inc. 3,180 325,886 14,437 1.0
Edison International 6,434 352,519 22,069 1.6
Entergy Corp. 23,509 2,209,141 (132,826) (9.4)
First Citizens BancShares , Inc. 1,479 492,315 13,074 0.9
First Hawaiian, Inc. 109,741 1,814,019 (346,782) (24.5)
Flex Ltd. 41,795 350,033 75,022 5.3
Herman Miller, Inc. 19,865 441,003 110,052 7.8
Jabil, Inc. 17,404 427,790 49,775 3.5
KBR, Inc. 15,714 324,966 85,013 6.0
Kimberly-Clark Corp. 2,910 372,102 (47,142) (3.3)
M&T Bank Corp. 14,955 1,546,796 (94,665) (6.7)
ManpowerGroup , Inc. 6,072 321,755 (139,838) (9.9)
Northern Trust Corp. 5,437 410,276 37,570 2.7
Northrop Grumman Corp. 1,013 306,483 (16,998) (1.2)
NorthWestern Corp. 10,124 605,719 (47,380) (3.4)
NortonLifeLock , Inc. 17,724 331,616 35,254 2.5
Popular, Inc. 13,204 462,140 72,754 5.2
Regal Beloit Corp. 4,884 307,448 (28,327) (2.0)
SYNNEX Corp. 4,532 331,289 (8,248) (0.6)
Tetra Tech, Inc. 5,869 414,469 (20,542) (1.5)
Timken Co. (The) 11,673 377,505 23,229 1.6
Vishay Intertechnology , Inc. 23,994 345,754 24,423 1.7
Wintrust Financial Corp. 27,184 893,266 67,416 4.8
Short Positions
Common Stocks
United States
Boeing Co. (The) (2,393) (356,892) (59,825) (4.2)
BWX Technologies, Inc. (33,519) (1,632,710) (34,860) (2.5)
Cantel Medical Corp. (9,008) (323,387) (21,889) (1.5)
CMS Energy Corp. (7,289) (428,229) 44,244 3.1
Colfax Corp. (18,743) (371,111) (1,874) (0.1)
Dominion Energy, Inc. (5,945) (429,170) 49,284 3.5

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Eversource Energy (5,770) (451,272) 51,930 3.7
First Republic Bank (4,398) (361,867) 49,785 3.5
Fortive Corp. (7,175) (395,988) (18,153) (1.3)
HealthEquity , Inc. (8,055) (407,502) (66,151) (4.7)
Huntington Bancshares, Inc. (76,229) (625,840) 12,197 0.9
II-VI, Inc. (20,040) (571,140) (30,862) (2.2)
Intuitive Surgical, Inc. (684) (338,724) (47,695) (3.4)
Lennox International, Inc. (1,919) (348,855) 24,506 1.7
New York Times Co. (The) (30,549) (938,160) 58,043 4.1
NextEra Energy, Inc. (1,689) (406,407) (31,855) (2.3)
PPL Corp. (14,891) (367,510) 12,968 0.9
Prosperity Bancshares, Inc. (6,482) (312,756) 55,227 3.9
Rollins, Inc. (14,736) (532,559) 29,030 2.1
T. Rowe Price Group, Inc. (11,038) (1,077,861) 115,457 8.2
Toro Co. (The) (6,003) (390,735) (29,235) (2.1)
Trex Co., Inc. (3,738) (299,563) (36,894) (2.6)
Trinity Industries, Inc. (21,886) (351,708) 31,297 2.2
Virtu Financial, Inc. (18,296) (380,923) (11,709) (0.8)
Xcel Energy, Inc. (5,303) (319,771) 24,553 1.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-4.85% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 03/26/2025 $1,110,126 $124,846 $19,834 $144,680
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Cineplex, Inc. 49,223 409,230 91,346 63.1
Northview Apartment REIT 16,847 391,935 41,720 28.8
SEMAFO, Inc. 22,200 43,065 1,530 1.1
Short Positions
Common Stocks
Canada
Brookfield Renewable Partners LP (5,254) (220,979) (8,806) (6.1)
Kirkland Lake Gold Ltd. (1) (29) (1) (0.0)
Ivory Coast
Endeavour Mining Corp. (3,157) (44,888) (943) (0.7)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.25% to 0.00%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
59-60 months
maturity
01/21/2025 $1,016,354 $(197,791) $1,289,417 $1,091,626
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Ireland
Flutter Entertainment plc (11,372) (1,016,354) (197,791) (18.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.35%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
59 months
maturity
01/21/2025 $1,673,360 $103,489 $975 $104,464
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Hitachi Chemical Co. Ltd. 14,000 595,747 42,391 40.6
LINE Corp. 14,500 700,064 21,323 20.4
Unizo Holdings Co. Ltd. 6,800 377,549 39,775 38.1

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-1.00% to 0.30%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24-61 months
maturity
ranging from
01/14/2021
- 03/17/2025 $24,185,566 $1,161,592 $448,630 $1,610,222
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Stars Group, Inc. (The) 50,480 1,030,802 385,667 24.0
United States
Acacia Communications, Inc. 12,481 838,474 36,694 2.3
Advanced Disposal Services, Inc. 12,691 416,265 6,345 0.4
Allergan plc 5,092 901,793 26,784 1.7
Anixter International, Inc. 5,573 489,700 24,967 1.6
Caesars Entertainment Corp. 97,843 661,419 162,419 10.1
Carolina Financial Corp. 4,247 109,870 4,842 0.3
CenterState Bank Corp. 8,322 143,388 7,823 0.5
Cincinnati Bell, Inc. 16,664 243,961 12,998 0.8
Cypress Semiconductor Corp. 26,676 622,084 29,610 1.8
Delphi Technologies plc 32,943 265,191 (37,555) (2.3)
E*TRADE Financial Corp. 17,497 600,497 25,371 1.6
El Paso Electric Co. 7,154 486,186 17,813 1.1
FGL Holdings 49,301 483,150 (3,944) (0.2)
Fitbit, Inc. 122,281 814,391 52,581 3.3
ForeScout Technologies, Inc. 16,798 530,649 101,628 6.3
Franklin Financial Network, Inc. 8,100 165,159 (6,561) (0.4)
Front Yard Residential Corp. 17,409 208,038 30,640 1.9
Genworth Financial, Inc. 60,208 199,891 (71,046) (4.4)
IBERIABANK Corp. 13,559 490,293 (28,338) (1.8)
KEMET Corp. 30,978 748,428 62,266 3.9
Legg Mason, Inc. 14,906 728,158 14,012 0.9
LogMeIn, Inc. 5,898 491,185 28,192 1.8
Mellanox Technologies Ltd. 7,933 962,432 89,088 5.5
Opus Bank 5,140 89,076 3,135 0.2
QIAGEN NV 5,974 248,518 20,013 1.2
Ra Pharmaceuticals, Inc. 16,964 814,442 55,303 3.4
Raytheon Co. 1,277 167,479 2,809 0.2
Sprint Corp. 41,901 361,187 29,750 1.8
Tallgrass Energy LP 62,490 1,028,585 78,112 4.9
Taubman Centers, Inc. 14,501 607,302 (41,473) (2.6)
Tech Data Corp. 5,388 705,020 43,912 2.7
TerraForm Power, Inc. 13,788 217,437 8,273 0.5
Tiffany & Co. 5,648 731,416 76,926 4.8
WABCO Holdings, Inc. 6,834 922,932 85,357 5.3
Willis Towers Watson plc 3,516 597,193 (11,497) (0.7)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Wright Medical Group NV 26,623 762,749 48,986 3.0
Short Positions
Common Stocks
United States
AbbVie, Inc. (4,410) (335,998) (13,980) (0.9)
Aon plc (3,797) (626,657) (2,164) (0.1)
BorgWarner, Inc. (14,935) (363,966) (31,065) (1.9)
Eldorado Resorts, Inc. (8,796) (126,662) (37,911) (2.4)
FB Financial Corp. (7,817) (154,151) (860) (0.1)
First Horizon National Corp. (62,154) (500,961) 49,723 3.1
Morgan Stanley (18,229) (619,786) (3,828) (0.2)
Pacific Premier Bancorp, Inc. (4,626) (87,154) (3,839) (0.2)
Precigen , Inc. (86,540) (294,236) (164,564) (10.2)
South State Corp. (2,507) (147,236) (50) (0.0)
T-Mobile US, Inc. (4,289) (359,847) (23,804) (1.5)
United Bankshares , Inc. (4,799) (110,761) 5,951 0.4
United Technologies Corp. (2,982) (281,292) (4,443) (0.3)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 7.6%
Federal Republic of Germany
0.10%, 4/15/2023(a)(b) EUR 397,883 $ 447,955
0.10%, 4/15/2026(a)(b) 177,929 207,434
0.50%, 4/15/2030(a)(b) 736,693 934,516
French Republic
1.85%, 7/25/2027(a)(b) 111,022 144,529
0.10%, 3/1/2029(a)(b) 99,958 116,588
United Kingdom Gilt Inflation Linked
1.25%, 11/22/2027(a)(b) GBP 149,742 247,943
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $2,239,066) 2,098,965
U.S. TREASURY OBLIGATIONS - 13.9%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024(c) $ 100,000 101,773
0.38%, 7/15/2025(c) 200,000 221,911
0.13%, 7/15/2026 165,000 179,152
0.38%, 1/15/2027 200,000 218,562
0.38%, 7/15/2027 290,000 314,482
0.50%, 1/15/2028 810,000 882,257
0.75%, 7/15/2028 720,000 791,292
0.88%, 1/15/2029 650,000 721,345
0.25%, 7/15/2029(c) 400,000 418,849
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,700,367) 3,849,623
SHORT-TERM INVESTMENTS - 125.6%
REPURCHASE AGREEMENTS - 29.0%
CITI, 0.01%, dated 3/23/2020,
due 4/3/2020, repurchase price
$837,003, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 1/15/2030 837,000 837,000
CITI, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase price
$827,000, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 1/15/2030 827,000 827,000
JPMS, 0.05%, dated 3/23/2020,
due 4/3/2020, repurchase price
$101,002, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 10/15/2024 101,000 101,000
JPMS, 0.15%, dated 3/31/2020,
due 4/9/2020, repurchase price
$509,394, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 10/15/2024 509,375 509,375
JPMS, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase price
$1,261,500, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 7/15/2029 1,261,500 1,261,500
JPMS, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase price
$112,500, collateralized by U.S.
Treasury Inflation Linked Notes,
0.63%, due 1/15/2026 112,500 112,500
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
REPURCHASE AGREEMENTS - 29.0% (continued)
JPMS, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase price
$222,500, collateralized by U.S.
Treasury Inflation Linked Notes,
0.38%, due 7/15/2025 $ 222,500 $ 222,500
JPMS, 0.00%, dated 3/30/2020,
due 4/9/2020, repurchase price
$1,102,500, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 1/15/2025 1,102,500 1,102,500
JPMS, 0.00%, dated 3/30/2020,
due 4/9/2020, repurchase price
$211,250, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 7/15/2029 211,250 211,250
JPMS, 0.00%, dated 3/27/2020,
due 4/9/2020, repurchase price
$224,250, collateralized by U.S.
Treasury Inflation Linked Notes,
0.38%, due 7/15/2025 224,250 224,250
JPMS, 0.10%, dated 3/25/2020,
due 4/3/2020, repurchase price
$222,006, collateralized by U.S.
Treasury Inflation Linked Notes,
0.38%, due 7/15/2025 222,000 222,000
JPMS, 0.10%, dated 3/25/2020,
due 4/3/2020, repurchase price
$210,005, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 7/15/2029 210,000 210,000
JPMS, 0.10%, dated 3/25/2020,
due 4/3/2020, repurchase price
$203,505, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 10/15/2024 203,500 203,500
JPMS, 0.15%, dated 3/23/2020,
due 4/3/2020, repurchase price
$1,028,797, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 7/15/2029 1,028,750 1,028,750
JPMS, 0.05%, dated 3/23/2020,
due 4/3/2020, repurchase price
$202,003, collateralized by U.S.
Treasury Inflation Linked Notes,
0.13%, due 10/15/2024 202,000 202,000
JPMS, 0.15%, dated 3/23/2020,
due 4/3/2020, repurchase price
$111,130, collateralized by U.S.
Treasury Inflation Linked Notes,
0.63%, due 1/15/2026 111,125 111,125
JPMS, 0.00%, dated 3/30/2020,
due 4/9/2020, repurchase price
$446,000, collateralized by U.S.
Treasury Inflation Linked Notes,
0.38%, due 7/15/2025 446,000 446,000

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
REPURCHASE AGREEMENTS - 29.0% (continued)
JPMS, 0.00%, dated 3/31/2020,
due 4/9/2020, repurchase price
$210,250, collateralized by U.S.
Treasury Inflation Linked Notes,
0.25%, due 7/15/2029 $ 210,250 $ 210,250
TOTAL REPURCHASE AGREEMENTS
(Cost $8,042,500) 8,042,500
SHARES
INVESTMENT COMPANIES - 56.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(d)(e) 213,241 213,241
Limited Purpose Cash Investment
Fund, 0.85%(1)(d) 15,487,602 15,507,736
UBS Select Treasury Preferred
Fund, Class I, 0.28%(1)(d) 3,933 3,933
TOTAL INVESTMENT COMPANIES
(Cost $15,703,650) 15,724,910
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
U.S. TREASURY OBLIGATIONS - 39.9%
U.S. Treasury Bills
1.70%, 4/9/2020(f) $ 268,000 $ 267,995
1.63%, 4/16/2020(f) 245,000 244,992
1.61%, 4/23/2020(f) 350,000 349,993
1.62%, 4/30/2020(f) 217,000 216,990
1.56%, 5/14/2020(f) 351,000 350,968
1.53%, 7/9/2020(f) 107,000 106,978
1.52%, 8/13/2020(f) 225,000 224,935
1.45%, 8/27/2020(f) 123,000 122,954
0.30%, 9/17/2020(f) 644,000 643,823
0.08%, 9/24/2020(f) 2,576,000 2,574,816
0.10%, 10/1/2020(f) 5,974,000 5,970,338
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,071,086) 11,074,782
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,817,236) 34,842,192
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 147.1%
(Cost $40,756,669) 40,790,780
LIABILITIES IN EXCESS OF OTHER
ASSETS - (47.1)%(g) (13,060,301)
NET ASSETS - 100.0% $27,730,479
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2020, the value of these securities amounted to $2,098,965 or 7.57% of net assets.
(c) On 3/31/2020, securities valued at $742,533 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Reverse repurchase agreements at March 31, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
CITI 3/6/2020 1.05% 4/9/2020 USD $ 851,000
JPMS 3/16/2020 0.50% 4/9/2020 USD 101,875
JPMS 3/6/2020 0.78% 4/9/2020 USD 2,071,000
JPMS 3/6/2020 0.91% 4/9/2020 USD 1,127,500
JPMS 3/6/2020 0.91% 4/9/2020 USD 115,875
JPMS 3/6/2020 0.91% 4/9/2020 USD 623,250
JPMS 3/6/2020 0.91% 4/9/2020 USD 1,143,750
$ 6,034,250

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2020 was $7,257,895 at a net weighted average interest rate of 1.536%.
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/28/2020 HKD 2,890,200 $ 4,739
KC HRW Wheat
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 49,300 575
SGX NIFTY
50 Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/30/2020 USD 85,705 7,351
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/15/2020 TWD 1,919,000 2,173
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 TWD 3,838,000 3,330
18,168
KC HRW Wheat
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/26/2020 USD (49,950) (5,690)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/11/2020 KRW 236,000,000 (21,663)
(27,353)
$ (9,185)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 2 4/2020 EUR $ 149,191 $ 11,478
LME Aluminum Base Metal 1 4/2020 USD 37,623 (7,894)
LME Aluminum Base Metal 1 4/2020 USD 37,434 (7,683)
LME Aluminum Base Metal 1 4/2020 USD 37,637 (7,245)
LME Aluminum Base Metal 1 4/2020 USD 37,416 (7,680)
LME Aluminum Base Metal 1 4/2020 USD 37,538 (7,589)
LME Aluminum Base Metal 2 4/2020 USD 75,303 (14,074)
LME Aluminum Base Metal 2 4/2020 USD 75,104 (15,372)
LME Aluminum Base Metal 4 4/2020 USD 149,319 (30,877)
LME Nickel Base Metal 1 4/2020 USD 68,709 (7,404)
RBOB Gasoline 4 4/2020 USD 99,574 (155,972)
Sugar No. 11 39 4/2020 USD 455,146 (193,468)
Brent Crude Oil 11 5/2020 USD 326,260 99

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Coffee 'C' 4 5/2020 USD $ 179,325 $ 26,334
Corn 15 5/2020 USD 255,563 (33,454)
Cotton No. 2 2 5/2020 USD 51,130 (17,191)
KC HRW Wheat 1 5/2020 USD 24,650 2,220
LME Aluminum Base Metal 1 5/2020 USD 37,748 (5,330)
LME Aluminum Base Metal 1 5/2020 USD 37,755 (5,160)
LME Lead Base Metal 1 5/2020 USD 43,536 (2,317)
LME Nickel Base Metal 1 5/2020 USD 68,810 (4,489)
LME Zinc Base Metal 1 5/2020 USD 47,568 (3,397)
LME Zinc Base Metal 3 5/2020 USD 142,702 (11,432)
NY Harbor ULSD 5 5/2020 USD 213,696 (12,113)
RBOB Gasoline 2 5/2020 USD 55,356 (1,812)
Silver 2 5/2020 USD 141,560 (39,567)
Soybean 1 5/2020 USD 44,300 (790)
Wheat 15 5/2020 USD 426,563 14,175
100 oz Gold 5 6/2020 USD 798,300 (30,239)
Australia 10 Year Bond 7 6/2020 AUD 648,485 960
Canada 10 Year Bond 5 6/2020 CAD 522,774 25,153
EURO STOXX 50 Index 6 6/2020 EUR 181,780 22,362
Euro-Bund 35 6/2020 EUR 6,659,145 (30,480)
FTSE/MIB Index 1 6/2020 EUR 93,327 11,340
Japan 10 Year Bond Mini 34 6/2020 JPY 4,826,877 (70,271)
Lean Hogs 1 6/2020 USD 24,130 (7,524)
Live Cattle 3 6/2020 USD 110,490 (13,759)
LME Aluminum Base Metal 1 6/2020 USD 37,988 (5,082)
LME Aluminum Base Metal 1 6/2020 USD 38,030 (4,223)
LME Aluminum Base Metal 1 6/2020 USD 38,110 (745)
LME Aluminum Base Metal 2 6/2020 USD 76,125 (5,003)
LME Aluminum Base Metal 2 6/2020 USD 76,300 (241)
LME Aluminum Base Metal 2 6/2020 USD 76,072 (7,884)
LME Aluminum Base Metal 2 6/2020 USD 76,237 (743)
LME Aluminum Base Metal 2 6/2020 USD 75,997 (10,428)
LME Aluminum Base Metal 3 6/2020 USD 114,172 (10,537)
LME Aluminum Base Metal 3 6/2020 USD 114,188 (7,563)
LME Aluminum Base Metal 22 6/2020 USD 837,375 (155,954)
LME Copper Base Metal 1 6/2020 USD 123,800 (16,478)
LME Copper Base Metal 1 6/2020 USD 123,700 6,822
LME Copper Base Metal 1 6/2020 USD 123,731 (19,334)
LME Copper Base Metal 1 6/2020 USD 123,781 (7,509)
LME Copper Base Metal 1 6/2020 USD 123,803 (15,537)
LME Copper Base Metal 2 6/2020 USD 247,434 (36,547)
LME Copper Base Metal 3 6/2020 USD 371,419 (36,865)
LME Copper Base Metal 14 6/2020 USD 1,732,763 (448,339)
LME Lead Base Metal 1 6/2020 USD 43,552 (2,576)
LME Lead Base Metal 1 6/2020 USD 43,553 (1,562)
LME Lead Base Metal 4 6/2020 USD 174,250 (18,387)
LME Nickel Base Metal 1 6/2020 USD 68,874 (3,798)
LME Nickel Base Metal 1 6/2020 USD 68,856 (8,795)
LME Nickel Base Metal 4 6/2020 USD 275,508 (63,186)
LME Zinc Base Metal 1 6/2020 USD 47,606 (947)
LME Zinc Base Metal 1 6/2020 USD 47,601 (3,002)
LME Zinc Base Metal 1 6/2020 USD 47,575 1,916
LME Zinc Base Metal 1 6/2020 USD 47,581 (3,022)
LME Zinc Base Metal 2 6/2020 USD 95,233 (2,373)
LME Zinc Base Metal 11 6/2020 USD 523,806 (126,820)
Long Gilt 18 6/2020 GBP 3,044,909 34,174

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Low Sulphur Gasoil 4 6/2020 USD $ 120,700 $ (12,750)
Russell 2000 E-Mini Index 2 6/2020 USD 114,760 9,962
S&P 500 E-Mini Index 13 6/2020 USD 1,670,305 (28,285)
S&P Midcap 400 E-Mini Index 1 6/2020 USD 143,780 4,191
TOPIX Index 2 6/2020 JPY 260,963 3,000
U.S. Treasury 10 Year Note 98 6/2020 USD 13,591,374 541,501
Soybean Meal 2 7/2020 USD 63,780 (595)
(1,094,006)
Short Contracts
LME Aluminum Base Metal (1) 4/2020 USD (37,538) 7,597
LME Aluminum Base Metal (1) 4/2020 USD (37,623) 7,774
LME Aluminum Base Metal (1) 4/2020 USD (37,637) 7,285
LME Aluminum Base Metal (1) 4/2020 USD (37,416) 7,506
LME Aluminum Base Metal (1) 4/2020 USD (37,434) 7,576
LME Aluminum Base Metal (2) 4/2020 USD (75,303) 14,242
LME Aluminum Base Metal (2) 4/2020 USD (75,104) 15,466
LME Aluminum Base Metal (4) 4/2020 USD (149,319) 30,021
LME Nickel Base Metal (1) 4/2020 USD (68,709) 7,532
LME Aluminum Base Metal (1) 5/2020 USD (37,755) 5,459
LME Aluminum Base Metal (1) 5/2020 USD (37,748) 5,137
LME Lead Base Metal (1) 5/2020 USD (43,536) 2,240
LME Nickel Base Metal (1) 5/2020 USD (68,810) 4,377
LME Zinc Base Metal (1) 5/2020 USD (47,568) 2,947
LME Zinc Base Metal (3) 5/2020 USD (142,702) 11,162
LME Aluminum Base Metal (1) 6/2020 USD (37,988) 5,085
LME Aluminum Base Metal (1) 6/2020 USD (38,110) 630
LME Aluminum Base Metal (1) 6/2020 USD (38,030) 4,166
LME Aluminum Base Metal (2) 6/2020 USD (76,125) 5,185
LME Aluminum Base Metal (2) 6/2020 USD (76,237) 787
LME Aluminum Base Metal (2) 6/2020 USD (75,997) 10,373
LME Aluminum Base Metal (2) 6/2020 USD (76,072) 7,670
LME Aluminum Base Metal (2) 6/2020 USD (76,300) (14)
LME Aluminum Base Metal (3) 6/2020 USD (114,188) 6,626
LME Aluminum Base Metal (3) 6/2020 USD (114,172) 10,813
LME Aluminum Base Metal (18) 6/2020 USD (685,125) 47,135
LME Copper Base Metal (1) 6/2020 USD (123,700) (5,315)
LME Copper Base Metal (1) 6/2020 USD (123,781) 8,081
LME Copper Base Metal (1) 6/2020 USD (123,803) 14,851
LME Copper Base Metal (1) 6/2020 USD (123,800) 16,125
LME Copper Base Metal (1) 6/2020 USD (123,731) 18,817
LME Copper Base Metal (2) 6/2020 USD (247,434) 36,106
LME Copper Base Metal (3) 6/2020 USD (371,419) 37,642
LME Copper Base Metal (11) 6/2020 USD (1,361,456) 132,384
LME Lead Base Metal (1) 6/2020 USD (43,552) 2,073
LME Lead Base Metal (1) 6/2020 USD (43,553) 1,140
LME Lead Base Metal (3) 6/2020 USD (130,688) 6,454
LME Nickel Base Metal (1) 6/2020 USD (68,874) 2,442
LME Nickel Base Metal (1) 6/2020 USD (68,856) 8,381
LME Nickel Base Metal (4) 6/2020 USD (275,508) 24,553
LME Zinc Base Metal (1) 6/2020 USD (47,581) 3,167
LME Zinc Base Metal (1) 6/2020 USD (47,601) 2,616
LME Zinc Base Metal (1) 6/2020 USD (47,606) 1,315
LME Zinc Base Metal (1) 6/2020 USD (47,575) (1,196)
LME Zinc Base Metal (2) 6/2020 USD (95,233) 2,259
LME Zinc Base Metal (10) 6/2020 USD (476,188) 22,025
Sugar No. 11 (36) 6/2020 USD (423,360) 55,998

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Coffee 'C' (3) 7/2020 USD $ (135,394) $ (12,907)
Corn (15) 7/2020 USD (259,500) 9,705
Cotton No. 2 (2) 7/2020 USD (50,900) 11,324
Soybean (1) 7/2020 USD (44,475) (49)
Wheat (7) 7/2020 USD (196,875) (18,895)
613,873
$ (480,133)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 1,567,000 USD 1,704,718 CITI 6/17/2020 $ 28,612
GBP 1,424,000 USD 1,662,165 CITI 6/17/2020 108,964
USD 1,008,779 EUR 898,234 CITI 6/17/2020 15,201
USD 1,008,773 EUR 898,230 JPMC 6/17/2020 15,200
USD 1,176,100 GBP 908,531 CITI 6/17/2020 46,096
USD 1,176,092 GBP 908,526 JPMC 6/17/2020 46,095
Total unrealized appreciation 260,168
EUR 1,143,000 USD 1,273,182 CITI 6/17/2020 (8,858)
GBP 158,000 USD 199,189 CITI 6/17/2020 (2,674)
USD 1,602,377 EUR 1,468,516 CITI 6/17/2020 (22,015)
USD 1,602,382 EUR 1,468,522 JPMC 6/17/2020 (22,017)
Total unrealized depreciation (55,564)
Net unrealized appreciation $ 204,604

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 5.2%
Federal Republic of Germany
0.10%, 4/15/2023(a)(b) EUR 914,056 $ 1,029,085
0.10%, 4/15/2026(a)(b) 429,122 500,281
0.50%, 4/15/2030(a)(b) 1,639,194 2,079,365
French Republic
1.85%, 7/25/2027(a)(b) 222,044 289,058
0.70%, 7/25/2030(a)(b) 104,145 130,065
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026(a)(b) GBP 112,530 164,088
1.25%, 11/22/2027(a)(b) 157,229 260,340
0.13%, 3/22/2029(a)(b) 146,879 232,786
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $4,951,963) 4,685,068
U.S. TREASURY OBLIGATIONS - 9.3%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 $ 300,000 305,320
0.25%, 1/15/2025 400,000 439,575
0.38%, 7/15/2025(c) 500,000 554,779
0.13%, 7/15/2026 465,000 504,882
0.38%, 1/15/2027 500,000 546,405
0.38%, 7/15/2027(c) 490,000 531,366
0.50%, 1/15/2028(c) 1,700,000 1,851,651
0.75%, 7/15/2028 1,170,000 1,285,850
0.88%, 1/15/2029 1,495,000 1,659,093
0.25%, 7/15/2029 700,000 732,986
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,105,313) 8,411,907
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 100.7%
INVESTMENT COMPANIES - 54.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(d)(e) 687,811 $ 687,811
Limited Purpose Cash Investment
Fund, 0.85%(1)(d) 48,575,215 48,638,363
UBS Select Treasury Preferred
Fund, Class I, 0.28%(1)(d) 8,251 8,251
TOTAL INVESTMENT COMPANIES
(Cost $49,266,695) 49,334,425
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.1%
U.S. Treasury Bills
1.81%, 4/2/2020(f) $ 4,875,000 4,875,000
1.56%, 5/14/2020(f) 2,545,000 2,544,765
1.55%, 5/21/2020(f) 1,557,000 1,556,860
1.56%, 6/18/2020(f) 1,267,000 1,266,745
1.54%, 7/16/2020(f) 158,000 157,963
1.53%, 7/23/2020(f) 3,736,000 3,735,047
1.55%, 7/30/2020(f) 1,533,000 1,532,552
1.53%, 8/6/2020(f) 249,000 248,925
1.52%, 8/13/2020(f) 830,000 829,760
1.45%, 8/27/2020(f) 234,000 233,913
0.08%, 9/24/2020(f)(g) 7,760,000 7,756,434
0.10%, 10/1/2020(f) 17,008,000 16,997,574
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,694,060) 41,735,538
TOTAL SHORT-TERM INVESTMENTS
(Cost $90,960,755) 91,069,963
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 115.2%
(Cost $104,018,031) 104,166,938
LIABILITIES IN EXCESS OF OTHER
ASSETS - (15.2)%(h) (13,725,579)
NET ASSETS - 100.0% $90,441,359
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2020, the value of these securities amounted to $4,685,068 or 5.18% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10
Year Bond June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 06/19/2020 CAD 735,700 $ 25,047
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/03/2020 USD (89,960) 12,460
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (22,490) 2,593
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/28/2020 HKD 6,262,100 9,978
KC HRW Wheat
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 24,650 558
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/15/2020 USD (125,280) 29,902
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/15/2020 USD (20,880) 4,672
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/15/2020 USD (20,880) 4,797
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/12/2020 USD (120,650) 11,479
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/12/2020 USD (24,130) 3,930
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/12/2020 USD (24,130) 7,459
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (692,410) 54,510
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/03/2020 USD (488,760) 65,511
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/05/2020 USD (184,150) 15,555
SGX NIFTY
50 Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/30/2020 USD 137,128 11,748
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/24/2020 USD 32,150 2,453

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 96,450 $ 7,324
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (1,069,596) 82,803
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 TWD 13,433,000 8,880
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (56,875) –
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (28,438) –
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 227,500 6,585
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/26/2020 USD 28,125 95
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/26/2020 USD 56,250 271
368,610
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 22,490 (5,803)
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/03/2020 USD 89,960 (24,911)
Cocoa July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/05/2020 USD (90,360) (114)
Cocoa July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (22,590) (325)
Cocoa July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 22,590 (2,479)
Cocoa July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/05/2020 USD 90,360 (12,068)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 BRL 363,940 (45,547)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/11/2020 KRW 472,000,000 (43,326)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 USD 20,880 (8,832)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/15/2020 USD 20,880 $ (8,943)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/15/2020 USD 125,280 (54,796)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/12/2020 USD 24,130 (7,326)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/12/2020 USD 24,130 (7,426)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/12/2020 USD 144,780 (44,875)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/03/2020 USD 488,760 (120,956)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 692,410 (171,544)
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (405,130) (3,548)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/05/2020 USD 184,150 (22,889)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 626,110 (78,022)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (96,450) (8,863)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/24/2020 USD (32,150) (2,954)
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 1,069,596 (172,778)
Sugar No. 11 April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/15/2020 USD 11,670 (5,302)
Sugar No. 11 April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/15/2020 USD 23,341 (10,364)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 341,250 (1,087)
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/26/2020 USD (253,125) (25,325)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/26/2020 USD (225,000) $ (20,503)
(910,906)
$ (542,296)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 4 4/2020 EUR $ 298,383 $ 23,452
LME Aluminum Base Metal 1 4/2020 USD 37,538 (7,589)
LME Aluminum Base Metal 2 4/2020 USD 75,246 (15,788)
LME Aluminum Base Metal 2 4/2020 USD 75,274 (14,490)
LME Aluminum Base Metal 3 4/2020 USD 112,954 (21,111)
LME Aluminum Base Metal 3 4/2020 USD 112,301 (23,050)
LME Aluminum Base Metal 6 4/2020 USD 225,311 (46,115)
LME Aluminum Base Metal 9 4/2020 USD 335,968 (69,473)
LME Copper Base Metal 1 4/2020 USD 123,583 (29,507)
LME Copper Base Metal 1 4/2020 USD 123,602 (26,214)
LME Nickel Base Metal 1 4/2020 USD 68,709 (7,494)
RBOB Gasoline 8 4/2020 USD 199,147 (308,198)
Sugar No. 11 85 4/2020 USD 991,984 (419,737)
Brent Crude Oil 24 5/2020 USD 711,840 (937)
Coffee 'C' 9 5/2020 USD 403,481 59,526
Corn 32 5/2020 USD 545,200 (71,168)
Cotton No. 2 4 5/2020 USD 102,260 (34,674)
KC HRW Wheat 4 5/2020 USD 98,600 610
LME Aluminum Base Metal 2 5/2020 USD 75,510 (10,321)
LME Copper Base Metal 1 5/2020 USD 123,681 (15,384)
LME Copper Base Metal 1 5/2020 USD 123,631 (19,731)
LME Lead Base Metal 1 5/2020 USD 43,536 (2,317)
LME Lead Base Metal 1 5/2020 USD 43,566 (1,287)
LME Nickel Base Metal 1 5/2020 USD 68,728 (8,336)
LME Nickel Base Metal 1 5/2020 USD 68,732 (10,051)
LME Zinc Base Metal 2 5/2020 USD 95,138 (4,143)
LME Zinc Base Metal 6 5/2020 USD 285,404 (22,864)
NY Harbor ULSD 9 5/2020 USD 384,653 (13,859)
RBOB Gasoline 4 5/2020 USD 110,712 (3,624)
Silver 4 5/2020 USD 283,120 (83,081)
Soybean 2 5/2020 USD 88,600 (1,579)
Wheat 16 5/2020 USD 455,000 18,235
100 oz Gold 10 6/2020 USD 1,596,600 (63,742)
Australia 10 Year Bond 16 6/2020 AUD 1,482,251 1,502
Canada 10 Year Bond 10 6/2020 CAD 1,045,548 50,305
EURO STOXX 50 Index 14 6/2020 EUR 424,153 53,264
Euro-Bund 76 6/2020 EUR 14,459,858 (63,519)
FTSE 100 Index 1 6/2020 GBP 69,999 2,938
FTSE/MIB Index 3 6/2020 EUR 279,982 34,019
Japan 10 Year Bond Mini 78 6/2020 JPY 11,073,425 (159,623)
LME Aluminum Base Metal 1 6/2020 USD 38,102 (1,187)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1 6/2020 USD $ 37,988 $ (5,082)
LME Aluminum Base Metal 1 6/2020 USD 38,030 (4,223)
LME Aluminum Base Metal 2 6/2020 USD 76,221 (1,489)
LME Aluminum Base Metal 3 6/2020 USD 114,107 (12,039)
LME Aluminum Base Metal 4 6/2020 USD 152,600 (462)
LME Aluminum Base Metal 4 6/2020 USD 152,250 (10,007)
LME Aluminum Base Metal 5 6/2020 USD 190,591 (1,710)
LME Aluminum Base Metal 6 6/2020 USD 228,375 (15,379)
LME Aluminum Base Metal 7 6/2020 USD 265,988 (36,498)
LME Aluminum Base Metal 7 6/2020 USD 266,401 (24,595)
LME Aluminum Base Metal 46 6/2020 USD 1,750,875 (323,253)
LME Copper Base Metal 1 6/2020 USD 123,724 (18,354)
LME Copper Base Metal 1 6/2020 USD 123,781 (7,509)
LME Copper Base Metal 1 6/2020 USD 123,743 (18,885)
LME Copper Base Metal 1 6/2020 USD 123,731 (19,122)
LME Copper Base Metal 2 6/2020 USD 247,600 (32,518)
LME Copper Base Metal 2 6/2020 USD 247,400 7,869
LME Copper Base Metal 2 6/2020 USD 247,607 (30,374)
LME Copper Base Metal 2 6/2020 USD 247,434 (36,547)
LME Copper Base Metal 2 6/2020 USD 247,413 2,713
LME Copper Base Metal 7 6/2020 USD 866,644 (91,401)
LME Copper Base Metal 33 6/2020 USD 4,084,369 (1,044,832)
LME Lead Base Metal 1 6/2020 USD 43,506 1,966
LME Lead Base Metal 1 6/2020 USD 43,555 (1,236)
LME Lead Base Metal 1 6/2020 USD 43,552 (2,576)
LME Lead Base Metal 1 6/2020 USD 43,553 (1,562)
LME Lead Base Metal 8 6/2020 USD 348,500 (36,342)
LME Nickel Base Metal 1 6/2020 USD 68,826 (6,732)
LME Nickel Base Metal 1 6/2020 USD 68,862 (2,034)
LME Nickel Base Metal 1 6/2020 USD 68,874 (3,798)
LME Nickel Base Metal 2 6/2020 USD 137,712 (17,228)
LME Nickel Base Metal 9 6/2020 USD 619,893 (142,104)
LME Zinc Base Metal 1 6/2020 USD 47,604 (2,087)
LME Zinc Base Metal 1 6/2020 USD 47,601 (2,614)
LME Zinc Base Metal 1 6/2020 USD 47,588 1,272
LME Zinc Base Metal 1 6/2020 USD 47,581 (3,022)
LME Zinc Base Metal 1 6/2020 USD 47,599 (717)
LME Zinc Base Metal 1 6/2020 USD 47,575 1,916
LME Zinc Base Metal 2 6/2020 USD 95,213 (3,656)
LME Zinc Base Metal 3 6/2020 USD 142,849 (3,560)
LME Zinc Base Metal 23 6/2020 USD 1,095,231 (265,672)
Long Gilt 39 6/2020 GBP 6,597,302 58,572
Low Sulphur Gasoil 9 6/2020 USD 271,575 (28,097)
Russell 2000 E-Mini Index 4 6/2020 USD 229,520 14,311
S&P 500 E-Mini Index 27 6/2020 USD 3,469,095 (68,746)
S&P Midcap 400 E-Mini Index 2 6/2020 USD 287,560 19,578
SPI 200 Index 1 6/2020 AUD 78,564 1,735
TOPIX Index 4 6/2020 JPY 521,925 5,999
U.S. Treasury 10 Year Note 207 6/2020 USD 28,708,314 1,188,964
Cocoa 1 7/2020 USD 22,590 4
Silver 1 7/2020 USD 70,955 (429)
Soybean Meal 5 7/2020 USD 159,450 (1,144)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Feeder Cattle 1 8/2020 USD $ 64,450 $ 1,933
(2,357,145)
Short Contracts
LME Aluminum Base Metal (1) 4/2020 USD (37,538) 7,597
LME Aluminum Base Metal (2) 4/2020 USD (75,274) 14,570
LME Aluminum Base Metal (2) 4/2020 USD (75,246) 15,549
LME Aluminum Base Metal (3) 4/2020 USD (112,954) 21,362
LME Aluminum Base Metal (3) 4/2020 USD (112,301) 22,727
LME Aluminum Base Metal (6) 4/2020 USD (225,311) 46,397
LME Aluminum Base Metal (9) 4/2020 USD (335,968) 67,548
LME Copper Base Metal (1) 4/2020 USD (123,583) 29,661
LME Copper Base Metal (1) 4/2020 USD (123,602) 25,791
LME Nickel Base Metal (1) 4/2020 USD (68,709) 7,080
LME Aluminum Base Metal (2) 5/2020 USD (75,510) 10,919
LME Copper Base Metal (1) 5/2020 USD (123,631) 19,429
LME Copper Base Metal (1) 5/2020 USD (123,681) 15,632
LME Lead Base Metal (1) 5/2020 USD (43,536) 2,240
LME Lead Base Metal (1) 5/2020 USD (43,566) 1,609
LME Nickel Base Metal (1) 5/2020 USD (68,728) 8,125
LME Nickel Base Metal (1) 5/2020 USD (68,732) 9,867
LME Zinc Base Metal (2) 5/2020 USD (95,138) 5,529
LME Zinc Base Metal (6) 5/2020 USD (285,404) 22,496
LME Aluminum Base Metal (1) 6/2020 USD (38,030) 4,166
LME Aluminum Base Metal (1) 6/2020 USD (37,988) 5,085
LME Aluminum Base Metal (1) 6/2020 USD (38,102) 1,126
LME Aluminum Base Metal (2) 6/2020 USD (76,221) 1,261
LME Aluminum Base Metal (3) 6/2020 USD (114,107) 11,808
LME Aluminum Base Metal (4) 6/2020 USD (152,600) (27)
LME Aluminum Base Metal (4) 6/2020 USD (152,250) 10,369
LME Aluminum Base Metal (5) 6/2020 USD (190,591) 1,882
LME Aluminum Base Metal (6) 6/2020 USD (228,375) 13,088
LME Aluminum Base Metal (7) 6/2020 USD (266,401) 25,230
LME Aluminum Base Metal (7) 6/2020 USD (265,988) 36,267
LME Aluminum Base Metal (36) 6/2020 USD (1,370,250) 84,176
LME Copper Base Metal (1) 6/2020 USD (123,781) 8,081
LME Copper Base Metal (1) 6/2020 USD (123,743) 18,806
LME Copper Base Metal (1) 6/2020 USD (123,731) 18,817
LME Copper Base Metal (1) 6/2020 USD (123,724) 18,426
LME Copper Base Metal (2) 6/2020 USD (247,607) 29,701
LME Copper Base Metal (2) 6/2020 USD (247,400) (7,281)
LME Copper Base Metal (2) 6/2020 USD (247,600) 32,250
LME Copper Base Metal (2) 6/2020 USD (247,434) 36,106
LME Copper Base Metal (2) 6/2020 USD (247,413) (4,833)
LME Copper Base Metal (7) 6/2020 USD (866,644) 92,411
LME Copper Base Metal (26) 6/2020 USD (3,217,988) 329,459
LME Lead Base Metal (1) 6/2020 USD (43,553) 1,140
LME Lead Base Metal (1) 6/2020 USD (43,555) 833
LME Lead Base Metal (1) 6/2020 USD (43,506) (1,983)
LME Lead Base Metal (1) 6/2020 USD (43,552) 2,073
LME Lead Base Metal (7) 6/2020 USD (304,938) 5,784
LME Nickel Base Metal (1) 6/2020 USD (68,826) 6,469
LME Nickel Base Metal (1) 6/2020 USD (68,862) 2,770
LME Nickel Base Metal (1) 6/2020 USD (68,874) 2,442
LME Nickel Base Metal (2) 6/2020 USD (137,712) 16,762
LME Nickel Base Metal (9) 6/2020 USD (619,893) 58,884
LME Zinc Base Metal (1) 6/2020 USD (47,599) 1,132

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 6/2020 USD $ (47,581) $ 3,167
LME Zinc Base Metal (1) 6/2020 USD (47,604) 2,325
LME Zinc Base Metal (1) 6/2020 USD (47,588) (1,485)
LME Zinc Base Metal (1) 6/2020 USD (47,601) 2,616
LME Zinc Base Metal (1) 6/2020 USD (47,575) (1,196)
LME Zinc Base Metal (2) 6/2020 USD (95,213) 3,391
LME Zinc Base Metal (3) 6/2020 USD (142,849) 3,389
LME Zinc Base Metal (20) 6/2020 USD (952,375) 39,389
Sugar No. 11 (83) 6/2020 USD (976,080) 126,604
Coffee 'C' (6) 7/2020 USD (270,788) (25,815)
Corn (31) 7/2020 USD (536,300) 19,519
Cotton No. 2 (4) 7/2020 USD (101,800) 12,392
KC HRW Wheat (3) 7/2020 USD (74,925) (7,501)
Soybean (1) 7/2020 USD (44,475) (49)
Wheat (2) 7/2020 USD (56,250) (3,443)
1,390,111
$ (967,034)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 3,601,000 USD 3,913,851 CITI 6/17/2020 $ 69,379
GBP 2,810,000 USD 3,288,038 CITI 6/17/2020 206,956
USD 2,211,464 EUR 1,969,126 CITI 6/17/2020 33,325
USD 2,211,466 EUR 1,969,130 JPMC 6/17/2020 33,322
USD 2,577,248 GBP 1,990,910 CITI 6/17/2020 101,013
USD 2,577,257 GBP 1,990,920 JPMC 6/17/2020 101,011
Total unrealized appreciation 545,006
EUR 2,483,000 USD 2,759,212 CITI 6/17/2020 (12,653)
GBP 582,000 USD 739,854 CITI 6/17/2020 (15,980)
USD 3,593,069 EUR 3,292,772 CITI 6/17/2020 (49,216)
USD 3,593,074 EUR 3,292,781 JPMC 6/17/2020 (49,220)
Total unrealized depreciation (127,069)
Net unrealized appreciation $ 417,937

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 96.6%
INVESTMENT COMPANIES - 52.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(a)(b) 3,162,170 $ 3,162,170
Limited Purpose Cash Investment
Fund, 0.85%(1)(a) 71,530,726 71,623,716
UBS Select Treasury Preferred
Fund, Class I, 0.28%(1)(a) 983 983
TOTAL INVESTMENT COMPANIES
(Cost $74,683,749) 74,786,869
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43.7%
U.S. Treasury Bills
1.55%, 5/7/2020(c) $ 40,000 39,997
1.53%, 6/11/2020(c) 3,105,000 3,104,440
1.56%, 6/18/2020(c) 2,634,000 2,633,471
1.58%, 6/25/2020(c) 5,583,000 5,582,123
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
U.S. TREASURY OBLIGATIONS - 43.7% (continued)
1.57%, 7/2/2020(c) $ 3,903,000 $ 3,902,003
1.53%, 7/9/2020(c) 250,000 249,947
1.54%, 7/16/2020(c) 8,499,000 8,497,029
1.53%, 8/6/2020(c) 11,500,000 11,496,542
1.52%, 8/13/2020(c) 591,000 590,829
1.52%, 8/20/2020(c) 3,656,000 3,654,747
1.45%, 8/27/2020(c) 9,618,000 9,614,431
0.30%, 9/17/2020(c) 6,258,000 6,256,274
0.08%, 9/24/2020(c) 2,491,000 2,489,855
0.10%, 10/1/2020(c) 3,637,000 3,634,771
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,516,021) 61,746,459
TOTAL SHORT-TERM INVESTMENTS
(Cost $136,199,770) 136,533,328
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.6%
(Cost $136,199,770) 136,533,328
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.4%(d) 4,861,044
NET ASSETS - 100.0% $141,394,372
(a) Represents 7-day effective yield as of March 31, 2020.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/03/2020 USD (112,450) $ 14,920
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/03/2020 USD (67,470) 8,540
Coffee ‘C’ May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/09/2020 USD 1,031,119 158,604
Coffee ‘C’ May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/09/2020 USD 3,272,681 502,350
Coffee ‘C’ July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/12/2020 USD (902,625) 3,239
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (1,124,475) –

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (1,124,475) $ –
Corn July Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/26/2020 USD (5,743,600) 292,341
Corn July Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/26/2020 USD (2,145,200) 17,530
Cotton No. 2 July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/12/2020 USD (2,036,000) 359,929
Cotton No. 2 July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/12/2020 USD (127,250) 28,520
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/15/2020 USD (856,080) 203,680
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/15/2020 USD (647,280) 154,627
Lean Hogs April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/15/2020 USD (438,480) 104,986
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/12/2020 USD (989,330) 178,558
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/12/2020 USD (748,030) 235,965
Lean Hogs June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/12/2020 USD (24,130) 4,390
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/03/2020 USD (12,952,140) 1,358,296
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/03/2020 USD (2,117,960) 503,508
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/03/2020 USD (366,570) 87,462
Live Cattle June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/05/2020 USD (7,439,660) 125,337
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (6,113,400) 9,093
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (4,651,500) 70,188

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (132,900) $ –
Soybean July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/26/2020 USD 4,447,500 17,500
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (7,169,450) 92,012
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/24/2020 USD (4,018,750) 23,406
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/24/2020 USD 4,018,750 317,183
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 7,169,450 567,686
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/24/2020 USD (10,955,256) 194,650
Soybean Oil July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/26/2020 USD 344,736 1,402
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (853,125) –
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (483,438) –
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 2,559,375 90,256
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 4,464,688 152,293
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/26/2020 USD 731,250 3,304
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/26/2020 USD 843,750 2,859
5,884,614
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/03/2020 USD 67,470 (16,507)
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/03/2020 USD 112,450 (28,572)
Cocoa July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/05/2020 USD 67,770 (8,418)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/05/2020 USD 112,950 $ (14,498)
Coffee ‘C’ July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/12/2020 USD (1,038,019) (82,692)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 5,656,450 (730,221)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 5,690,525 (738,359)
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/26/2020 USD 1,141,800 (2,769)
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/26/2020 USD 1,141,800 (2,178)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/09/2020 USD 127,825 (42,335)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/09/2020 USD 2,684,325 (889,809)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/15/2020 USD 438,480 (193,353)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/15/2020 USD 647,280 (283,986)
Lean Hogs April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/15/2020 USD 856,080 (373,152)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/12/2020 USD 506,730 (156,678)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/12/2020 USD 748,030 (231,374)
Lean Hogs June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/12/2020 USD 989,330 (304,910)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/03/2020 USD 366,570 (91,534)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/03/2020 USD 2,117,960 (523,790)
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/03/2020 USD 12,952,140 (3,208,583)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/05/2020 USD 9,759,950 $ (1,212,720)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 487,300 (38,284)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 4,651,500 (375,054)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 24,010,600 (1,919,693)
Soybean July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/26/2020 USD (18,145,800) (488,745)
Soybean July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/26/2020 USD 133,425 (100)
Soybean Meal
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 06/26/2020 USD (6,696,900) (310,232)
Soybean Meal
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 06/26/2020 USD (2,136,630) (87,235)
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/26/2020 USD 95,670 (923)
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/26/2020 USD 3,539,790 (29,779)
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/26/2020 USD 6,696,900 (53,950)
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/24/2020 USD 12,332,766 (1,994,502)
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/26/2020 USD (4,415,625) (405,497)
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/26/2020 USD (1,743,750) (121,030)
(14,961,462)
$ (9,076,848)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 5 4/2020 USD $ 188,531 $ (29,845)
LME Aluminum Base Metal 26 4/2020 USD 975,527 (191,755)
LME Aluminum Base Metal 40 4/2020 USD 1,493,190 (308,770)
LME Aluminum Base Metal 69 4/2020 USD 2,602,163 (384,879)
LME Aluminum Base Metal 81 4/2020 USD 3,027,922 (667,086)
LME Aluminum Base Metal 98 4/2020 USD 3,687,030 (773,605)
LME Aluminum Base Metal 101 4/2020 USD 3,791,288 (766,527)
LME Aluminum Base Metal 103 4/2020 USD 3,876,611 (746,232)
LME Aluminum Base Metal 163 4/2020 USD 6,098,849 (1,251,816)
LME Copper Base Metal 3 4/2020 USD 370,744 (99,065)
LME Copper Base Metal 4 4/2020 USD 494,150 (135,933)
LME Copper Base Metal 9 4/2020 USD 1,112,002 (277,400)
LME Copper Base Metal 11 4/2020 USD 1,358,363 (328,373)
LME Copper Base Metal 12 4/2020 USD 1,482,342 (348,668)
LME Copper Base Metal 25 4/2020 USD 3,089,806 (711,830)
LME Copper Base Metal 34 4/2020 USD 4,203,675 (1,139,525)
LME Copper Base Metal 38 4/2020 USD 4,696,164 (1,121,274)
LME Copper Base Metal 42 4/2020 USD 5,193,174 (793,871)
LME Copper Base Metal 43 4/2020 USD 5,317,219 (688,033)
LME Lead Base Metal 6 4/2020 USD 260,441 (27,502)
LME Lead Base Metal 6 4/2020 USD 261,123 (16,320)
LME Lead Base Metal 7 4/2020 USD 304,294 (30,677)
LME Lead Base Metal 8 4/2020 USD 346,828 (35,146)
LME Lead Base Metal 12 4/2020 USD 521,994 (73,841)
LME Lead Base Metal 13 4/2020 USD 565,451 (74,982)
LME Lead Base Metal 20 4/2020 USD 869,625 (113,684)
LME Lead Base Metal 22 4/2020 USD 957,385 (76,680)
LME Nickel Base Metal 2 4/2020 USD 137,223 (29,355)
LME Nickel Base Metal 2 4/2020 USD 137,355 (27,151)
LME Nickel Base Metal 7 4/2020 USD 480,606 (94,164)
LME Nickel Base Metal 9 4/2020 USD 617,616 (120,402)
LME Nickel Base Metal 15 4/2020 USD 1,029,870 (218,969)
LME Nickel Base Metal 15 4/2020 USD 1,030,632 (111,062)
LME Nickel Base Metal 27 4/2020 USD 1,855,033 (196,129)
LME Nickel Base Metal 32 4/2020 USD 2,196,240 (496,750)
LME Zinc Base Metal 3 4/2020 USD 142,175 (31,653)
LME Zinc Base Metal 4 4/2020 USD 189,613 (48,658)
LME Zinc Base Metal 5 4/2020 USD 237,496 (35,891)
LME Zinc Base Metal 8 4/2020 USD 379,964 (67,760)
LME Zinc Base Metal 10 4/2020 USD 473,745 (98,430)
LME Zinc Base Metal 11 4/2020 USD 522,165 (147,088)
LME Zinc Base Metal 19 4/2020 USD 901,322 (222,109)
RBOB Gasoline 72 4/2020 USD 1,792,325 (2,760,931)
Sugar No. 11 799 4/2020 USD 9,324,650 (3,935,780)
Brent Crude Oil 134 5/2020 USD 3,974,440 4,161
Coffee 'C' 143 5/2020 USD 6,410,869 903,172
Corn 531 5/2020 USD 9,046,913 (1,172,065)
Feeder Cattle 46 5/2020 USD 2,826,700 (287,057)
LME Aluminum Base Metal 7 5/2020 USD 264,588 (39,408)
LME Aluminum Base Metal 12 5/2020 USD 453,666 (67,314)
LME Aluminum Base Metal 15 5/2020 USD 566,325 (82,111)
LME Aluminum Base Metal 31 5/2020 USD 1,175,675 (126,610)
LME Aluminum Base Metal 46 5/2020 USD 1,736,397 (243,464)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 111 5/2020 USD $ 4,208,981 $ (484,956)
LME Aluminum Base Metal 139 5/2020 USD 5,269,838 (639,518)
LME Aluminum Base Metal 144 5/2020 USD 5,441,904 (729,143)
LME Copper Base Metal 1 5/2020 USD 123,680 (19,962)
LME Copper Base Metal 6 5/2020 USD 742,136 (122,994)
LME Copper Base Metal 9 5/2020 USD 1,113,253 (182,585)
LME Copper Base Metal 9 5/2020 USD 1,113,066 (143,136)
LME Copper Base Metal 22 5/2020 USD 2,720,878 (418,316)
LME Copper Base Metal 31 5/2020 USD 3,834,204 (631,147)
LME Copper Base Metal 79 5/2020 USD 9,769,693 (1,436,571)
LME Copper Base Metal 82 5/2020 USD 10,143,400 (1,505,685)
LME Lead Base Metal 1 5/2020 USD 43,539 (2,376)
LME Lead Base Metal 9 5/2020 USD 392,011 (23,526)
LME Lead Base Metal 10 5/2020 USD 435,358 (23,172)
LME Lead Base Metal 13 5/2020 USD 566,475 (42,631)
LME Lead Base Metal 21 5/2020 USD 914,954 (44,345)
LME Lead Base Metal 22 5/2020 USD 958,183 (39,907)
LME Lead Base Metal 28 5/2020 USD 1,219,883 (51,750)
LME Nickel Base Metal 2 5/2020 USD 137,607 (14,499)
LME Nickel Base Metal 4 5/2020 USD 275,226 (22,998)
LME Nickel Base Metal 7 5/2020 USD 481,099 (74,582)
LME Nickel Base Metal 7 5/2020 USD 481,263 (71,568)
LME Nickel Base Metal 11 5/2020 USD 756,907 (49,376)
LME Nickel Base Metal 12 5/2020 USD 825,069 (119,533)
LME Zinc Base Metal 1 5/2020 USD 47,521 (7,257)
LME Zinc Base Metal 13 5/2020 USD 617,728 (107,061)
LME Zinc Base Metal 14 5/2020 USD 665,833 (84,258)
LME Zinc Base Metal 15 5/2020 USD 713,520 (50,858)
LME Zinc Base Metal 49 5/2020 USD 2,329,436 (306,297)
LME Zinc Base Metal 55 5/2020 USD 2,614,989 (337,299)
LME Zinc Base Metal 67 5/2020 USD 3,184,946 (403,227)
LME Zinc Base Metal 101 5/2020 USD 4,804,292 (384,881)
NY Harbor ULSD 102 5/2020 USD 4,359,398 (188,642)
RBOB Gasoline 30 5/2020 USD 830,340 (27,182)
Silver 63 5/2020 USD 4,459,140 (1,054,993)
100 oz Gold 69 6/2020 USD 11,016,540 (432,014)
Lean Hogs 8 6/2020 USD 193,040 (27,270)
LME Aluminum Base Metal 1 6/2020 USD 38,102 (1,187)
LME Aluminum Base Metal 3 6/2020 USD 114,331 (2,234)
LME Aluminum Base Metal 4 6/2020 USD 152,377 (3,520)
LME Aluminum Base Metal 24 6/2020 USD 913,500 (60,041)
LME Aluminum Base Metal 39 6/2020 USD 1,482,770 (136,332)
LME Aluminum Base Metal 45 6/2020 USD 1,709,438 (228,835)
LME Aluminum Base Metal 49 6/2020 USD 1,860,873 (230,413)
LME Aluminum Base Metal 54 6/2020 USD 2,055,092 (189,605)
LME Aluminum Base Metal 61 6/2020 USD 2,321,813 (146,796)
LME Aluminum Base Metal 64 6/2020 USD 2,434,288 (228,701)
LME Aluminum Base Metal 81 6/2020 USD 3,077,858 (422,347)
LME Aluminum Base Metal 89 6/2020 USD 3,395,350 (9,373)
LME Aluminum Base Metal 99 6/2020 USD 3,764,995 (418,435)
LME Aluminum Base Metal 136 6/2020 USD 5,184,082 (67,950)
LME Aluminum Base Metal 277 6/2020 USD 10,532,925 (1,245,605)
LME Aluminum Base Metal 1,208 6/2020 USD 45,979,500 (7,556,932)
LME Copper Base Metal 1 6/2020 USD 123,731 (19,122)
LME Copper Base Metal 7 6/2020 USD 866,091 67,210
LME Copper Base Metal 11 6/2020 USD 1,361,151 30,119

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 22 6/2020 USD $ 2,721,400 $ 152,078
LME Copper Base Metal 25 6/2020 USD 3,094,375 94,277
LME Copper Base Metal 26 6/2020 USD 3,218,501 (330,901)
LME Copper Base Metal 28 6/2020 USD 3,465,875 (223,608)
LME Copper Base Metal 28 6/2020 USD 3,463,775 37,524
LME Copper Base Metal 30 6/2020 USD 3,714,000 (489,358)
LME Copper Base Metal 33 6/2020 USD 4,085,507 (495,460)
LME Copper Base Metal 36 6/2020 USD 4,454,739 (675,805)
LME Copper Base Metal 39 6/2020 USD 4,828,444 (453,089)
LME Copper Base Metal 39 6/2020 USD 4,825,236 (736,044)
LME Copper Base Metal 60 6/2020 USD 7,423,020 (1,098,095)
LME Copper Base Metal 651 6/2020 USD 80,573,456 (16,478,544)
LME Lead Base Metal 1 6/2020 USD 43,528 3,387
LME Lead Base Metal 2 6/2020 USD 87,122 1,572
LME Lead Base Metal 3 6/2020 USD 130,604 7,509
LME Lead Base Metal 6 6/2020 USD 261,347 (16,546)
LME Lead Base Metal 7 6/2020 USD 304,763 4,131
LME Lead Base Metal 7 6/2020 USD 304,861 (18,035)
LME Lead Base Metal 10 6/2020 USD 435,533 (15,622)
LME Lead Base Metal 11 6/2020 USD 479,091 (26,778)
LME Lead Base Metal 12 6/2020 USD 522,075 20,265
LME Lead Base Metal 17 6/2020 USD 740,431 (8,256)
LME Lead Base Metal 18 6/2020 USD 784,071 (58,607)
LME Lead Base Metal 21 6/2020 USD 914,550 (32,874)
LME Lead Base Metal 225 6/2020 USD 9,801,563 (728,809)
LME Nickel Base Metal 1 6/2020 USD 68,877 917
LME Nickel Base Metal 2 6/2020 USD 137,808 1,422
LME Nickel Base Metal 4 6/2020 USD 275,508 (2,640)
LME Nickel Base Metal 4 6/2020 USD 275,448 (8,136)
LME Nickel Base Metal 6 6/2020 USD 413,154 (38,033)
LME Nickel Base Metal 9 6/2020 USD 619,866 (34,182)
LME Nickel Base Metal 9 6/2020 USD 619,731 (47,277)
LME Nickel Base Metal 10 6/2020 USD 688,320 (69,540)
LME Nickel Base Metal 18 6/2020 USD 1,239,408 (151,253)
LME Nickel Base Metal 23 6/2020 USD 1,582,998 (154,835)
LME Nickel Base Metal 23 6/2020 USD 1,584,566 21,234
LME Nickel Base Metal 186 6/2020 USD 12,811,122 (2,208,003)
LME Zinc Base Metal 2 6/2020 USD 95,275 1,481
LME Zinc Base Metal 2 6/2020 USD 95,208 (4,697)
LME Zinc Base Metal 2 6/2020 USD 95,234 4,278
LME Zinc Base Metal 3 6/2020 USD 142,763 4,371
LME Zinc Base Metal 7 6/2020 USD 333,025 5,392
LME Zinc Base Metal 7 6/2020 USD 333,235 14,422
LME Zinc Base Metal 10 6/2020 USD 476,063 (9,467)
LME Zinc Base Metal 12 6/2020 USD 571,395 (14,240)
LME Zinc Base Metal 13 6/2020 USD 618,784 (9,317)
LME Zinc Base Metal 19 6/2020 USD 904,091 (55,940)
LME Zinc Base Metal 38 6/2020 USD 1,808,088 (114,825)
LME Zinc Base Metal 43 6/2020 USD 2,046,854 (114,038)
LME Zinc Base Metal 51 6/2020 USD 2,428,658 31,386
LME Zinc Base Metal 441 6/2020 USD 20,999,869 (3,790,805)
Low Sulphur Gasoil 74 6/2020 USD 2,232,950 (10,224)
Cocoa 14 7/2020 USD 316,260 (38,084)
Cotton No. 2 5 7/2020 USD 127,250 (1,370)
Silver 14 7/2020 USD 993,370 (6,009)
Soybean 87 7/2020 USD 3,869,325 80,559

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean Meal 92 7/2020 USD $ 2,933,880 $ 82,029
Wheat 35 7/2020 USD 984,375 (2,082)
Platinum 23 2/2021 JPY 268,021 3,579
(70,341,526)
Short Contracts
LME Aluminum Base Metal (5) 4/2020 USD (188,531) 30,141
LME Aluminum Base Metal (26) 4/2020 USD (975,527) 193,684
LME Aluminum Base Metal (40) 4/2020 USD (1,493,190) 300,212
LME Aluminum Base Metal (69) 4/2020 USD (2,602,163) 372,356
LME Aluminum Base Metal (81) 4/2020 USD (3,027,922) 660,364
LME Aluminum Base Metal (98) 4/2020 USD (3,687,030) 761,881
LME Aluminum Base Metal (101) 4/2020 USD (3,791,288) 767,302
LME Aluminum Base Metal (103) 4/2020 USD (3,876,611) 750,360
LME Aluminum Base Metal (163) 4/2020 USD (6,098,849) 1,223,445
LME Copper Base Metal (3) 4/2020 USD (370,744) 99,641
LME Copper Base Metal (4) 4/2020 USD (494,150) 136,338
LME Copper Base Metal (9) 4/2020 USD (1,112,002) 277,039
LME Copper Base Metal (11) 4/2020 USD (1,358,363) 322,570
LME Copper Base Metal (12) 4/2020 USD (1,482,342) 354,134
LME Copper Base Metal (25) 4/2020 USD (3,089,806) 694,130
LME Copper Base Metal (34) 4/2020 USD (4,203,675) 1,142,562
LME Copper Base Metal (38) 4/2020 USD (4,696,164) 1,127,130
LME Copper Base Metal (42) 4/2020 USD (5,193,174) 796,165
LME Copper Base Metal (43) 4/2020 USD (5,317,219) 707,767
LME Lead Base Metal (6) 4/2020 USD (261,123) 16,329
LME Lead Base Metal (6) 4/2020 USD (260,441) 27,086
LME Lead Base Metal (7) 4/2020 USD (304,294) 32,411
LME Lead Base Metal (8) 4/2020 USD (346,828) 33,598
LME Lead Base Metal (12) 4/2020 USD (521,994) 72,170
LME Lead Base Metal (13) 4/2020 USD (565,451) 75,417
LME Lead Base Metal (20) 4/2020 USD (869,625) 118,389
LME Lead Base Metal (22) 4/2020 USD (957,385) 74,309
LME Nickel Base Metal (2) 4/2020 USD (137,223) 28,765
LME Nickel Base Metal (2) 4/2020 USD (137,355) 27,879
LME Nickel Base Metal (7) 4/2020 USD (480,606) 100,503
LME Nickel Base Metal (9) 4/2020 USD (617,616) 124,445
LME Nickel Base Metal (15) 4/2020 USD (1,030,632) 112,982
LME Nickel Base Metal (15) 4/2020 USD (1,029,870) 234,792
LME Nickel Base Metal (27) 4/2020 USD (1,855,033) 194,875
LME Nickel Base Metal (32) 4/2020 USD (2,196,240) 482,258
LME Zinc Base Metal (3) 4/2020 USD (142,175) 31,516
LME Zinc Base Metal (4) 4/2020 USD (189,613) 49,475
LME Zinc Base Metal (5) 4/2020 USD (237,496) 36,321
LME Zinc Base Metal (8) 4/2020 USD (379,964) 66,010
LME Zinc Base Metal (10) 4/2020 USD (473,745) 99,351
LME Zinc Base Metal (11) 4/2020 USD (522,165) 153,753
LME Zinc Base Metal (19) 4/2020 USD (901,322) 218,959
Natural Gas (23) 4/2020 USD (377,200) 40,370
Cotton No. 2 (9) 5/2020 USD (230,085) 54,669
LME Aluminum Base Metal (7) 5/2020 USD (264,588) 38,892
LME Aluminum Base Metal (12) 5/2020 USD (453,666) 65,899
LME Aluminum Base Metal (15) 5/2020 USD (566,325) 76,756
LME Aluminum Base Metal (31) 5/2020 USD (1,175,675) 118,446
LME Aluminum Base Metal (46) 5/2020 USD (1,736,397) 234,295
LME Aluminum Base Metal (111) 5/2020 USD (4,208,981) 489,054
LME Aluminum Base Metal (139) 5/2020 USD (5,269,838) 636,234

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (144) 5/2020 USD $ (5,441,904) $ 709,630
LME Copper Base Metal (1) 5/2020 USD (123,680) 19,380
LME Copper Base Metal (6) 5/2020 USD (742,136) 119,450
LME Copper Base Metal (9) 5/2020 USD (1,113,253) 181,821
LME Copper Base Metal (9) 5/2020 USD (1,113,066) 153,467
LME Copper Base Metal (22) 5/2020 USD (2,720,878) 407,298
LME Copper Base Metal (31) 5/2020 USD (3,834,204) 634,355
LME Copper Base Metal (79) 5/2020 USD (9,769,693) 1,428,571
LME Copper Base Metal (82) 5/2020 USD (10,143,400) 1,519,333
LME Lead Base Metal (1) 5/2020 USD (43,539) 1,958
LME Lead Base Metal (9) 5/2020 USD (392,011) 23,988
LME Lead Base Metal (10) 5/2020 USD (435,358) 22,397
LME Lead Base Metal (13) 5/2020 USD (566,475) 46,112
LME Lead Base Metal (21) 5/2020 USD (914,954) 43,569
LME Lead Base Metal (22) 5/2020 USD (958,183) 35,162
LME Lead Base Metal (28) 5/2020 USD (1,219,883) 52,982
LME Nickel Base Metal (2) 5/2020 USD (137,607) 13,513
LME Nickel Base Metal (4) 5/2020 USD (275,226) 21,682
LME Nickel Base Metal (7) 5/2020 USD (481,099) 71,100
LME Nickel Base Metal (7) 5/2020 USD (481,263) 72,465
LME Nickel Base Metal (11) 5/2020 USD (756,907) 48,152
LME Nickel Base Metal (12) 5/2020 USD (825,069) 120,940
LME Zinc Base Metal (1) 5/2020 USD (47,521) 7,938
LME Zinc Base Metal (13) 5/2020 USD (617,728) 103,036
LME Zinc Base Metal (14) 5/2020 USD (665,833) 82,463
LME Zinc Base Metal (15) 5/2020 USD (713,520) 43,938
LME Zinc Base Metal (49) 5/2020 USD (2,329,436) 301,353
LME Zinc Base Metal (55) 5/2020 USD (2,614,989) 341,232
LME Zinc Base Metal (67) 5/2020 USD (3,184,946) 391,194
LME Zinc Base Metal (101) 5/2020 USD (4,804,292) 386,003
Natural Gas (30) 5/2020 USD (526,800) 5,021
Soybean (64) 5/2020 USD (2,835,200) 90,377
Soybean Oil (31) 5/2020 USD (502,386) (12,717)
Wheat (32) 5/2020 USD (910,000) (69,277)
WTI Crude Oil (135) 5/2020 USD (3,308,850) 139,920
Live Cattle (6) 6/2020 USD (220,980) 12,869
LME Aluminum Base Metal (1) 6/2020 USD (38,102) 1,126
LME Aluminum Base Metal (3) 6/2020 USD (114,331) 1,891
LME Aluminum Base Metal (4) 6/2020 USD (152,377) 3,865
LME Aluminum Base Metal (24) 6/2020 USD (913,500) 62,216
LME Aluminum Base Metal (39) 6/2020 USD (1,482,770) 142,260
LME Aluminum Base Metal (45) 6/2020 USD (1,709,438) 226,005
LME Aluminum Base Metal (49) 6/2020 USD (1,860,873) 228,870
LME Aluminum Base Metal (54) 6/2020 USD (2,055,092) 194,619
LME Aluminum Base Metal (61) 6/2020 USD (2,321,813) 137,871
LME Aluminum Base Metal (64) 6/2020 USD (2,434,288) 227,267
LME Aluminum Base Metal (81) 6/2020 USD (3,077,858) 419,628
LME Aluminum Base Metal (89) 6/2020 USD (3,395,350) (2,341)
LME Aluminum Base Metal (99) 6/2020 USD (3,764,995) 412,247
LME Aluminum Base Metal (136) 6/2020 USD (5,184,082) 64,399
LME Aluminum Base Metal (277) 6/2020 USD (10,532,925) 1,254,513
LME Aluminum Base Metal (1,117) 6/2020 USD (42,515,813) 3,916,882
LME Copper Base Metal (1) 6/2020 USD (123,731) 18,817
LME Copper Base Metal (7) 6/2020 USD (866,091) (60,470)
LME Copper Base Metal (11) 6/2020 USD (1,361,151) (35,740)
LME Copper Base Metal (22) 6/2020 USD (2,721,400) (113,771)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (25) 6/2020 USD $ (3,094,375) $ (98,936)
LME Copper Base Metal (26) 6/2020 USD (3,218,501) 353,233
LME Copper Base Metal (28) 6/2020 USD (3,465,875) 226,472
LME Copper Base Metal (28) 6/2020 USD (3,463,775) (67,666)
LME Copper Base Metal (30) 6/2020 USD (3,714,000) 483,922
LME Copper Base Metal (33) 6/2020 USD (4,085,507) 489,630
LME Copper Base Metal (36) 6/2020 USD (4,454,739) 667,059
LME Copper Base Metal (39) 6/2020 USD (4,825,236) 718,938
LME Copper Base Metal (39) 6/2020 USD (4,828,444) 461,790
LME Copper Base Metal (60) 6/2020 USD (7,423,020) 1,082,788
LME Copper Base Metal (561) 6/2020 USD (69,434,269) 8,986,076
LME Lead Base Metal (1) 6/2020 USD (43,528) (3,331)
LME Lead Base Metal (2) 6/2020 USD (87,122) (1,328)
LME Lead Base Metal (3) 6/2020 USD (130,604) (7,387)
LME Lead Base Metal (6) 6/2020 USD (261,347) 15,077
LME Lead Base Metal (7) 6/2020 USD (304,861) 14,309
LME Lead Base Metal (7) 6/2020 USD (304,763) (5,477)
LME Lead Base Metal (10) 6/2020 USD (435,533) 10,881
LME Lead Base Metal (11) 6/2020 USD (479,091) 26,326
LME Lead Base Metal (12) 6/2020 USD (522,075) (16,775)
LME Lead Base Metal (17) 6/2020 USD (740,431) 5,394
LME Lead Base Metal (18) 6/2020 USD (784,071) 56,134
LME Lead Base Metal (21) 6/2020 USD (914,550) 36,081
LME Lead Base Metal (201) 6/2020 USD (8,756,063) 564,241
LME Nickel Base Metal (1) 6/2020 USD (68,877) (756)
LME Nickel Base Metal (2) 6/2020 USD (137,808) (1,596)
LME Nickel Base Metal (4) 6/2020 USD (275,508) 293
LME Nickel Base Metal (4) 6/2020 USD (275,448) 11,080
LME Nickel Base Metal (6) 6/2020 USD (413,154) 40,068
LME Nickel Base Metal (9) 6/2020 USD (619,866) 21,757
LME Nickel Base Metal (9) 6/2020 USD (619,731) 52,202
LME Nickel Base Metal (10) 6/2020 USD (688,320) 72,376
LME Nickel Base Metal (18) 6/2020 USD (1,239,408) 157,033
LME Nickel Base Metal (23) 6/2020 USD (1,582,998) 148,772
LME Nickel Base Metal (23) 6/2020 USD (1,584,566) (25,339)
LME Nickel Base Metal (192) 6/2020 USD (13,224,384) 1,643,634
LME Zinc Base Metal (2) 6/2020 USD (95,208) 5,187
LME Zinc Base Metal (2) 6/2020 USD (95,234) (4,623)
LME Zinc Base Metal (2) 6/2020 USD (95,275) (2,049)
LME Zinc Base Metal (3) 6/2020 USD (142,763) (3,384)
LME Zinc Base Metal (7) 6/2020 USD (333,235) (12,323)
LME Zinc Base Metal (7) 6/2020 USD (333,025) (6,158)
LME Zinc Base Metal (10) 6/2020 USD (476,063) 13,150
LME Zinc Base Metal (12) 6/2020 USD (571,395) 13,382
LME Zinc Base Metal (13) 6/2020 USD (618,784) 15,080
LME Zinc Base Metal (19) 6/2020 USD (904,091) 48,505
LME Zinc Base Metal (38) 6/2020 USD (1,808,088) 120,183
LME Zinc Base Metal (43) 6/2020 USD (2,046,854) 119,682
LME Zinc Base Metal (51) 6/2020 USD (2,428,658) (26,383)
LME Zinc Base Metal (439) 6/2020 USD (20,904,631) 2,080,687
Sugar No. 11 (590) 6/2020 USD (6,938,400) 764,105
Coffee 'C' (128) 7/2020 USD (5,776,800) (467,611)
Copper (9) 7/2020 USD (502,538) 11,483
Corn (634) 7/2020 USD (10,968,200) 392,318
Soybean Oil (9) 7/2020 USD (147,744) (818)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Feeder Cattle (26) 8/2020 USD $ (1,675,700) $ (55,183)
48,676,463
$ (21,665,063)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 90.8%
COMMON STOCKS - 4.4%
Italy - 4.4%
A2A SpA (a) 3,658,800 $ 4,514,029
Assicurazioni Generali SpA (a) 878,218 11,895,284
Autogrill SpA (a) 53,584 248,656
BPER Banca(a) 618,409 1,881,786
Enel SpA (a) 1,547,639 10,675,378
Eni SpA (a) 88,012 874,617
Hera SpA (a) 1,097,480 3,970,559
Intesa Sanpaolo SpA (a) 588,487 952,208
Italgas SpA (a) 687,867 3,763,576
Leonardo SpA (a) 278,347 1,840,199
Poste Italiane SpA (a)(b) 1,359,674 11,444,160
Saipem SpA *(a) 383,682 925,021
Snam SpA (a) 204,226 933,374
Telecom Italia SpA *(a) 1,242,321 502,860
Terna Rete Elettrica Nazionale
SpA (a) 1,171,736 7,365,379
UniCredit SpA (a) 30,872 238,844
Unipol Gruppo SpA (a) 685,883 2,339,047
UnipolSai Assicurazioni SpA (a) 1,157,446 2,848,606
TOTAL COMMON STOCKS
(Cost $68,955,052) 67,213,583
SHORT-TERM INVESTMENTS - 86.4%
INVESTMENT COMPANIES - 46.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(c)(d) 115,402,332 115,402,332
Limited Purpose Cash Investment
Fund, 0.85%(1)(c)(e) 593,196,778 593,967,934
TOTAL INVESTMENT COMPANIES
(Cost $708,533,453) 709,370,266
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39.8%
U.S. Treasury Bills
1.81%, 4/2/2020(f) $ 7,739,000 7,739,000
1.63%, 4/16/2020(f) 12,266,000 12,265,617
1.61%, 4/23/2020(f) 30,503,000 30,502,413
1.62%, 4/30/2020(f) 59,046,000 59,043,372
1.55%, 5/7/2020(f) 2,568,000 2,567,836
1.56%, 5/14/2020(f) 25,975,000 25,972,595
1.53%, 8/6/2020(f) 10,420,000 10,416,866
1.52%, 8/13/2020(f) 40,743,000 40,731,209
1.52%, 8/20/2020(f)(g) 158,335,000 158,280,737
1.45%, 8/27/2020(f)(h) 173,276,000 173,211,710
0.40%, 9/10/2020(f)(h) 18,087,000 18,077,721
0.30%, 9/17/2020(f)(h) 67,674,000 67,655,336
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $604,089,948) 606,464,412
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,312,623,401) 1,315,834,678
TOTAL LONG POSITIONS
(Cost $1,381,578,453) 1,383,048,261
INVESTMENTS SHARES VALUE
SHORT POSITIONS - (2.8)%
COMMON STOCKS - (2.8)%
Canada - (0.5)%
SNC-Lavalin Group, Inc.(1) (474,261) $ (6,996,133)
Italy - (1.9)%
Amplifon SpA (21,515) (437,040)
Atlantia SpA (184,689) (2,294,294)
Azimut Holding SpA (15,719) (223,724)
Banca Generali SpA (10,663) (221,572)
Buzzi Unicem SpA (100,681) (1,838,771)
Davide Campari-Milano SpA (800,835) (5,743,080)
Ferrari NV (53,268) (8,205,134)
FinecoBank Banca Fineco SpA (447,553) (4,026,674)
Freni Brembo SpA (338,991) (2,513,581)
Pirelli & C SpA (b) (256,483) (904,923)
Prysmian SpA (192,994) (3,064,144)
(29,472,937)
—
Luxembourg - 0.0%( i )
Tenaris SA (30,639) (184,840)
Portugal - 0.0%( i )
Banco Espirito Santo SA
(Registered)(3)*(j) (216,618) (2)
United Kingdom - (0.4)%
CNH Industrial NV (1,005,762) (5,728,110)
TOTAL COMMON STOCKS
(Proceeds$(59,068,010)) (42,382,022)
TOTAL SHORT POSITIONS
(Proceeds $(59,068,010)) (42,382,022)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.0%
(Cost $1,322,510,443) 1,340,666,239
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.0%(k) 183,039,590
NET ASSETS - 100.0% $1,523,705,829
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 502,860 0.0% ( i )
Consumer Discretionary (11,374,982) (0.7)
Consumer Staples (5,743,080) (0.4)
Energy 1,614,799 0.1
Financials 27,127,962 1.8
Health Care (437,040) 0.0 ( i )
Industrials (16,242,483) (1.1)
Materials (1,838,771) (0.1)
Utilities 31,222,296 2.0
Short-Term Investments 1,315,834,678 86.4
Total Investments In Securities
At Value 1,340,666,239 88.0
Other Assets in Excess of
Liabilities(k) 183,039,590 12.0
Net Assets
$ 1,523,705,829 100.0%

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $46,469,046.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $10,539,237, which represents approximately 0.69% of net assets of the fund.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) All or a portion of the security pledged as collateral for swap and futures contracts.
(i) Represents less than 0.05% of net assets.
(j) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2020 amounted to $(2), which represents approximately (0.00)% of net assets of the fund.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
AFFILIATE
VALUE
AT
12/31/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 39.0%
INVESTMENT COMPANIES - 39.0%
Limited Purpose Cash
Investment Fund,
0.85%(1)(a)
(Cost $593,131,121) $806,746,055 $1,076,098,219 $(1,289,968,296) $447,391 $644,565 $593,967,934 593,196,778 2,915,801
(a) Represents 7-day effective yield as of March 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (66,974,413) $ 8,868,098
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (26,834,063) 3,534,458
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/19/2020 CHF 17,318,500 2,127,215
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/22/2020 ILS 12,631,010 456,238
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (4,099,940) 461,661

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (10,647,689) $ 464,353
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.03%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 EUR 10,322 1,325
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.55%) Monthly CITI 06/17/2020 PLN (427,860) 2,636
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.55%) Monthly CITI 06/17/2020 PLN (1,768,691) 65,209
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (8,526,395) 65,352
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (31,355,020) 246,671
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (35,400,930) 250,114

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (179,593,912) $ 1,766,106
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-3.15%) Monthly CITI 06/17/2020 SEK (49,330,122) 464,859
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.21%) Monthly CITI 06/17/2020 GBP (6,567,369) 307,652
19,081,947
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/30/2020 TRY 8,274,060 (304,768)
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/30/2020 TRY 23,058,330 (858,514)
Canada 10
Year Bond June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 06/19/2020 CAD (131,101,740) (5,012,969)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 16,100,438 (2,043,090)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 57,876,388 (5,070,569)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/18/2020 ZAR (12,641,160) (58,190)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/15/2020 BRL (53,499,180) (24,961)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/30/2020 USD (4,165,263) (315,453)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/30/2020 USD (2,828,265) (241,829)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/30/2020 USD (1,388,421) (119,731)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/19/2020 PLN (151,900) $ (2,506)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.18%) Monthly CITI 06/17/2020 AUD (4,056,056) (144,758)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (1,620,890) (115,855)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-1.80%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 EUR 318,794 (64,547)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 SGD 922,518 (39,109)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (1,915,342) (6,298)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (4,720,198) (42,024)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (4,868,749) (21,502)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.22%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 EUR 49,040,172 $ (10,022,720)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 CHF 21,542,215 (998,393)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.21%) Monthly CITI 06/17/2020 GBP (5,824,234) (744,766)
(26,252,552)
$ (7,170,605)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 225 4/2020 EUR $ 23,955,650 $ 3,333,133
FTSE Bursa Malaysia KLCI Index 253 4/2020 MYR 3,900,417 31,651
Hang Seng Index 51 4/2020 HKD 7,801,877 50,222
HSCEI 318 4/2020 HKD 19,758,228 253,728
IBEX 35 Index 690 4/2020 EUR 51,471,064 4,130,852
LME Copper Base Metal 5 4/2020 USD 617,438 (149,260)
MSCI Singapore Index 224 4/2020 SGD 4,434,770 (78,975)
MSCI Taiwan Index 689 4/2020 USD 25,561,900 (249,216)
Copper 10 5/2020 USD 557,000 (87,734)
LME Copper Base Metal 27 5/2020 USD 3,338,888 (543,211)
LME Copper Base Metal 65 5/2020 USD 8,039,801 (1,330,511)
LME Copper Base Metal 72 5/2020 USD 8,904,960 (1,436,764)
Silver 250 5/2020 USD 17,695,000 (5,721,357)
Soybean 436 5/2020 USD 19,314,800 512,262
3 Month Eurodollar 502 6/2020 USD 124,841,125 1,053,535
Australia 10 Year Bond 113 6/2020 AUD 10,468,397 17,518
Australia 3 Year Bond 2,938 6/2020 AUD 211,635,290 614,635
Euro- Bobl 65 6/2020 EUR 9,693,002 (50,062)
Euro-Schatz 2,670 6/2020 EUR 330,370,720 208,270
FTSE/MIB Index 463 6/2020 EUR 43,210,586 5,055,818
Japan 10 Year Bond 562 6/2020 JPY 797,436,316 (4,982,224)
KOSPI 200 Index 196 6/2020 KRW 9,499,322 359,434

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 14 6/2020 USD $ 1,732,374 $ 38,333
LME Copper Base Metal 16 6/2020 USD 1,980,400 46,489
LME Copper Base Metal 17 6/2020 USD 2,104,655 (252,583)
LME Copper Base Metal 31 6/2020 USD 3,835,444 (584,152)
LME Copper Base Metal 33 6/2020 USD 4,082,100 26,538
LME Copper Base Metal 37 6/2020 USD 4,580,831 (431,310)
LME Copper Base Metal 48 6/2020 USD 5,939,100 (922,942)
LME Copper Base Metal 234 6/2020 USD 28,961,888 (3,599,704)
SET50 Index 414 6/2020 THB 1,874,369 60,304
TOPIX Index 524 6/2020 JPY 68,372,193 6,334,902
U.S. Treasury 10 Year Note 1,793 6/2020 USD 248,666,688 1,397,269
U.S. Treasury 2 Year Note 1,123 6/2020 USD 247,489,898 3,080,780
U.S. Treasury 5 Year Note 50 6/2020 USD 6,267,969 195,629
3 Month Eurodollar 2,554 9/2020 USD 636,233,325 7,159,961
3 Month Eurodollar 2,563 12/2020 USD 638,571,449 6,969,157
3 Month Eurodollar 2,061 3/2021 USD 513,781,538 3,323,038
23,833,453
Short Contracts
Brent Crude Oil (213) 4/2020 USD (5,612,550) 835,963
LME Copper Base Metal (5) 4/2020 USD (617,438) 146,623
Natural Gas (684) 4/2020 USD (11,217,600) 1,800,880
OMXS30 Index (663) 4/2020 SEK (9,918,979) (552,609)
SGX NIFTY 50 Index (516) 4/2020 USD (8,844,756) (284,120)
WTI Crude Oil (232) 4/2020 USD (4,751,360) 345,124
LME Copper Base Metal (27) 5/2020 USD (3,338,888) 547,413
LME Copper Base Metal (65) 5/2020 USD (8,039,801) 1,307,936
LME Copper Base Metal (72) 5/2020 USD (8,904,960) 1,435,578
100 oz Gold (82) 6/2020 USD (13,092,120) 307,413
3 Month Canadian Bankers Acceptance (324) 6/2020 CAD (57,180,026) (569,890)
3 Month Euro Euribor (233) 6/2020 EUR (64,481,628) 13,051
3 Month Sterling (243) 6/2020 GBP (37,562,781) (91,697)
ASX 90 Day Bank Accepted Bill (106) 6/2020 AUD (65,145,985) (15,928)
EURO STOXX 50 Index (1,925) 6/2020 EUR (58,321,077) (6,859,004)
Euro-Bund (2,177) 6/2020 EUR (414,198,808) 287,651
Euro- Buxl (31) 6/2020 EUR (7,176,460) 240,580
FTSE 100 Index (289) 6/2020 GBP (20,229,580) (2,094,582)
FTSE/JSE Top 40 Index (487) 6/2020 ZAR (11,174,683) (1,272,145)
LME Copper Base Metal (14) 6/2020 USD (1,732,374) (45,991)
LME Copper Base Metal (16) 6/2020 USD (1,980,400) (50,222)
LME Copper Base Metal (17) 6/2020 USD (2,104,655) 259,357
LME Copper Base Metal (31) 6/2020 USD (3,835,444) 571,487
LME Copper Base Metal (33) 6/2020 USD (4,082,100) (65,105)
LME Copper Base Metal (37) 6/2020 USD (4,580,831) 418,322
LME Copper Base Metal (48) 6/2020 USD (5,939,100) 903,079
LME Copper Base Metal (126) 6/2020 USD (15,594,863) 1,446,821
Long Gilt (610) 6/2020 GBP (103,188,576) 104,816
MEX BOLSA Index (83) 6/2020 MXN (1,239,271) 61,974
S&P 500 E-Mini Index (833) 6/2020 USD (107,028,005) (4,401,687)
S&P/TSX 60 Index (139) 6/2020 CAD (16,083,820) (1,414,028)
SPI 200 Index (371) 6/2020 AUD (29,147,113) (1,093,318)
U.S. Treasury Long Bond (53) 6/2020 USD (9,490,313) (403,270)
3 Month Canadian Bankers Acceptance (1,749) 9/2020 CAD (308,930,345) (3,439,568)
3 Month Euro Euribor (832) 9/2020 EUR (230,320,815) 219,227
3 Month Sterling (1,537) 9/2020 GBP (237,803,230) (297,451)
ASX 90 Day Bank Accepted Bill (363) 9/2020 AUD (223,088,771) (42,189)
3 Month Canadian Bankers Acceptance (1,749) 12/2020 CAD (308,883,740) (3,252,861)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (918) 12/2020 EUR $ (254,165,981) $ 320,020
3 Month Sterling (1,655) 12/2020 GBP (256,060,082) (241,407)
ASX 90 Day Bank Accepted Bill (404) 12/2020 AUD (248,280,010) (42,352)
3 Month Canadian Bankers Acceptance (1,425) 3/2021 CAD (251,638,110) (1,764,423)
3 Month Euro Euribor (748) 3/2021 EUR (207,098,207) 225,986
3 Month Sterling (1,413) 3/2021 GBP (218,705,818) (151,716)
ASX 90 Day Bank Accepted Bill (298) 3/2021 AUD (183,141,746) (30,186)
(16,676,448)
$ 7,157,005
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 20,294,000 USD 12,380,401 CITI 6/17/2020 $ 104,982
AUD 20,294,000 USD 12,380,417 JPMC 6/17/2020 104,966
CHF 84,619,660 USD 87,352,513 CITI 6/17/2020 886,753
CHF 51,819,657 USD 53,220,618 JPMC 6/17/2020 815,627
CNY 50,597,500 USD 7,119,996 CITI
**
6/17/2020 7,349
CNY 50,597,500 USD 7,120,005 JPMC
**
6/17/2020 7,341
EUR 23,698,000 USD 25,846,783 CITI 6/17/2020 366,649
EUR 23,698,000 USD 25,846,815 JPMC 6/17/2020 366,617
GBP 4,741,000 USD 5,762,635 CITI 6/17/2020 134,079
GBP 4,741,000 USD 5,762,642 JPMC 6/17/2020 134,072
HUF 250,000,000 USD 755,787 CITI 6/17/2020 9,964
HUF 250,000,000 USD 755,788 JPMC 6/17/2020 9,963
ILS 115,459,498 USD 31,478,573 CITI 6/17/2020 1,246,252
ILS 115,459,502 USD 31,476,456 JPMC 6/17/2020 1,248,369
JPY 14,955,176,680 USD 135,288,154 CITI 6/17/2020 4,254,324
JPY 14,955,176,676 USD 135,288,323 JPMC 6/17/2020 4,254,152
KRW 50,200,000,000 USD 40,520,425 CITI
**
6/17/2020 774,345
KRW 50,200,000,000 USD 40,520,476 JPMC
**
6/17/2020 774,297
MXN 83,500,000 USD 3,382,013 CITI 6/17/2020 98,017
MXN 83,500,000 USD 3,382,017 JPMC 6/17/2020 98,013
NOK 130,612,000 USD 12,519,414 CITI 6/17/2020 47,389
NOK 130,612,000 USD 12,519,430 JPMC 6/17/2020 47,373
PLN 5,000,000 USD 1,182,121 CITI 6/17/2020 26,158
PLN 5,000,000 USD 1,182,123 JPMC 6/17/2020 26,157
SEK 108,737,500 USD 10,516,250 CITI 6/17/2020 494,239
SEK 108,737,500 USD 10,516,263 JPMC 6/17/2020 494,226
SGD 2,050,000 USD 1,407,351 CITI 6/17/2020 36,644
SGD 2,050,000 USD 1,407,352 JPMC 6/17/2020 36,642
TWD 80,000,000 USD 2,650,566 CITI
**
6/17/2020 25,115
TWD 80,000,000 USD 2,650,570 JPMC
**
6/17/2020 25,111
USD 50,290,412 BRL 227,827,522 CITI
**
6/17/2020 6,657,113
USD 50,290,347 BRL 227,827,512 JPMC
**
6/17/2020 6,657,050
USD 89,056,728 CAD 121,839,000 CITI 6/17/2020 2,416,933
USD 89,056,616 CAD 121,839,000 JPMC 6/17/2020 2,416,821
USD 74,552,943 CHF 70,269,234 CITI 6/17/2020 1,277,942
USD 74,552,850 CHF 70,269,234 JPMC 6/17/2020 1,277,847
USD 53,016,667 CNY 370,884,402 CITI
**
6/17/2020 772,557
USD 53,016,600 CNY 370,884,397 JPMC
**
6/17/2020 772,491
USD 88,923,489 EUR 79,241,710 CITI 6/17/2020 1,270,640

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 88,923,368 EUR 79,241,701 JPMC 6/17/2020 $ 1,270,529
USD 113,725,001 GBP 88,587,996 CITI 6/17/2020 3,541,909
USD 113,724,869 GBP 88,588,004 JPMC 6/17/2020 3,541,767
USD 13,873,527 HUF 4,269,500,000 CITI 6/17/2020 796,040
USD 13,873,510 HUF 4,269,500,000 JPMC 6/17/2020 796,022
USD 53,269,864 ILS 182,703,544 CITI 6/17/2020 1,485,979
USD 53,269,798 ILS 182,703,547 JPMC 6/17/2020 1,485,913
USD 16,863,495 INR 1,265,000,000 CITI
**
6/17/2020 417,364
USD 16,863,474 INR 1,265,000,000 JPMC
**
6/17/2020 417,343
USD 80,745,914 JPY 8,444,683,000 CITI 6/17/2020 1,950,992
USD 80,745,813 JPY 8,444,683,000 JPMC 6/17/2020 1,950,891
USD 84,482,207 KRW 101,361,514,940 CITI
**
6/17/2020 1,101,718
USD 84,482,101 KRW 101,361,514,940 JPMC
**
6/17/2020 1,101,612
USD 54,493,580 MXN 1,148,500,000 CITI 6/17/2020 6,627,538
USD 54,493,512 MXN 1,148,500,000 JPMC 6/17/2020 6,627,470
USD 60,303,070 NOK 561,827,456 CITI 6/17/2020 6,246,970
USD 60,302,995 NOK 561,827,459 JPMC 6/17/2020 6,246,895
USD 959,905 NZD 1,604,000 CITI 6/17/2020 3,384
USD 959,904 NZD 1,604,000 JPMC 6/17/2020 3,382
USD 5,232,914 PLN 21,000,000 CITI 6/17/2020 158,140
USD 5,232,907 PLN 21,000,000 JPMC 6/17/2020 158,133
USD 34,983,095 SEK 337,072,407 CITI 6/17/2020 851,978
USD 34,983,051 SEK 337,072,408 JPMC 6/17/2020 851,935
USD 27,754,515 SGD 38,595,000 CITI 6/17/2020 568,683
USD 27,754,480 SGD 38,595,000 JPMC 6/17/2020 568,648
USD 715,795 THB 22,668,500 CITI 6/17/2020 24,808
USD 715,794 THB 22,668,500 JPMC 6/17/2020 24,807
USD 15,294,835 TWD 454,973,880 CITI
**
6/17/2020 77,774
USD 15,294,816 TWD 454,973,884 JPMC
**
6/17/2020 77,754
USD 44,976,773 ZAR 742,000,000 CITI 6/17/2020 3,909,793
USD 44,976,717 ZAR 742,000,000 JPMC 6/17/2020 3,909,737
Total unrealized appreciation 97,270,487
AUD 12,266,996 USD 7,689,316 CITI 6/17/2020 (142,349)
AUD 12,266,993 USD 7,689,323 JPMC 6/17/2020 (142,359)
BRL 168,000,000 USD 35,558,350 CITI
**
6/17/2020 (3,383,157)
BRL 168,000,000 USD 35,558,394 JPMC
**
6/17/2020 (3,383,203)
CAD 174,499,661 USD 130,836,430 CITI 6/17/2020 (6,749,604)
CAD 174,499,689 USD 130,836,614 JPMC 6/17/2020 (6,749,767)
CHF 122,169,797 USD 129,495,386 CITI 6/17/2020 (2,099,774)
CHF 122,169,798 USD 129,495,549 JPMC 6/17/2020 (2,099,935)
CNY 270,372,402 USD 38,541,166 CITI
**
6/17/2020 (455,538)
CNY 270,372,397 USD 38,541,214 JPMC
**
6/17/2020 (455,587)
EUR 120,940,497 USD 135,245,598 CITI 6/17/2020 (1,467,830)
EUR 120,940,503 USD 135,245,774 JPMC 6/17/2020 (1,467,999)
GBP 110,165,616 USD 142,608,947 CITI 6/17/2020 (5,588,257)
GBP 110,165,633 USD 142,609,147 JPMC 6/17/2020 (5,588,437)
HUF 1,695,000,000 USD 5,373,398 CITI 6/17/2020 (181,610)
HUF 1,695,000,000 USD 5,373,405 JPMC 6/17/2020 (181,617)
ILS 46,364,500 USD 13,364,139 CITI 6/17/2020 (222,991)
ILS 46,364,500 USD 13,364,155 JPMC 6/17/2020 (223,009)
INR 2,620,124,349 USD 35,784,607 CITI
**
6/17/2020 (1,720,648)
INR 2,620,124,341 USD 35,784,651 JPMC
**
6/17/2020 (1,720,693)
KRW 43,900,000,000 USD 36,679,038 CITI
**
6/17/2020 (566,679)
KRW 43,900,000,000 USD 36,679,084 JPMC
**
6/17/2020 (566,723)
MXN 1,690,567,168 USD 85,913,843 CITI 6/17/2020 (15,456,063)
MXN 1,690,567,173 USD 85,913,950 JPMC 6/17/2020 (15,456,168)
NOK 884,314,753 USD 92,504,033 CITI 6/17/2020 (7,419,891)
NOK 884,314,764 USD 92,504,149 JPMC 6/17/2020 (7,420,010)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 71,967,929 USD 44,568,074 CITI 6/17/2020 $ (1,651,055)
NZD 71,967,928 USD 44,568,129 JPMC 6/17/2020 (1,651,111)
PLN 38,000,000 USD 9,782,716 CITI 6/17/2020 (599,793)
PLN 38,000,004 USD 9,782,729 JPMC 6/17/2020 (599,803)
SEK 203,864,775 USD 21,176,339 CITI 6/17/2020 (533,497)
SEK 203,864,772 USD 21,176,366 JPMC 6/17/2020 (533,523)
SGD 68,022,749 USD 48,854,416 CITI 6/17/2020 (940,049)
SGD 68,022,752 USD 48,854,480 JPMC 6/17/2020 (940,109)
THB 22,668,500 USD 723,467 CITI 6/17/2020 (32,480)
THB 22,668,500 USD 723,468 JPMC 6/17/2020 (32,481)
TWD 674,000,000 USD 22,692,506 CITI
**
6/17/2020 (149,894)
TWD 674,000,000 USD 22,692,534 JPMC
**
6/17/2020 (149,924)
USD 14,392,105 AUD 24,123,500 CITI 6/17/2020 (449,284)
USD 14,392,087 AUD 24,123,500 JPMC 6/17/2020 (449,302)
USD 38,455,929 CAD 55,631,994 CITI 6/17/2020 (1,104,021)
USD 38,455,889 CAD 55,632,006 JPMC 6/17/2020 (1,104,068)
USD 156,305,557 CHF 152,011,888 CITI 6/17/2020 (2,208,643)
USD 122,815,144 CHF 119,211,887 JPMC 6/17/2020 (1,496,033)
USD 2,682,589 CNY 19,081,500 CITI
**
6/17/2020 (5,300)
USD 2,682,586 CNY 19,081,500 JPMC
**
6/17/2020 (5,303)
USD 784,365 DKK 5,386,212 CITI 6/17/2020 (13,592)
USD 784,364 DKK 5,386,211 JPMC 6/17/2020 (13,593)
USD 111,846,818 EUR 102,028,481 CITI 6/17/2020 (1,011,510)
USD 111,846,677 EUR 102,028,480 JPMC 6/17/2020 (1,011,650)
USD 38,495,023 GBP 31,880,496 CITI 6/17/2020 (1,156,982)
USD 38,494,984 GBP 31,880,504 JPMC 6/17/2020 (1,157,031)
USD 10,577,955 INR 825,000,000 CITI
**
6/17/2020 (147,783)
USD 10,577,942 INR 825,000,000 JPMC
**
6/17/2020 (147,796)
USD 37,413,906 JPY 4,075,092,500 CITI 6/17/2020 (609,616)
USD 37,413,860 JPY 4,075,092,500 JPMC 6/17/2020 (609,663)
USD 7,463,455 KRW 9,078,319,540 CITI
**
6/17/2020 (4,416)
USD 7,463,446 KRW 9,078,319,540 JPMC
**
6/17/2020 (4,425)
USD 11,907,217 MXN 300,500,000 CITI 6/17/2020 (616,724)
USD 11,907,202 MXN 300,500,000 JPMC 6/17/2020 (616,739)
USD 20,315,247 NOK 224,567,000 CITI 6/17/2020 (1,291,415)
USD 20,315,222 NOK 224,567,000 JPMC 6/17/2020 (1,291,440)
USD 18,723,615 NZD 32,945,000 CITI 6/17/2020 (922,653)
USD 18,723,591 NZD 32,945,000 JPMC 6/17/2020 (922,676)
USD 5,090,309 PLN 21,500,000 CITI 6/17/2020 (105,293)
USD 5,090,303 PLN 21,500,000 JPMC 6/17/2020 (105,299)
USD 13,584,207 SGD 19,500,000 CITI 6/17/2020 (151,349)
USD 13,584,190 SGD 19,500,000 JPMC 6/17/2020 (151,365)
USD 2,938,971 TWD 88,657,960 CITI
**
6/17/2020 (26,284)
USD 2,938,968 TWD 88,657,960 JPMC
**
6/17/2020 (26,286)
ZAR 865,500,000 USD 54,471,263 CITI 6/17/2020 (6,569,011)
ZAR 865,500,000 USD 54,471,331 JPMC 6/17/2020 (6,569,080)
Total unrealized depreciation (130,799,242)
Net unrealized depreciation $ (33,528,755)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
Total R eturn Basket Swaps Outstanding at March 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
NIBOR plus or minus a specified
spread (-0.35% to 0.35%), which is
denominated in NOK based on the local
currencies of the positions within the
swap.
16-37 months
maturity
02/17/2021 $15,229,137 $(759,649) $(11,601) $(771,250)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR and Federal Funds Floating
Rate plus or minus a specified
spread (-0.20% to 0.20%), which is
denominated in USD based on the local
currencies of the positions within the
swap.
60-61 months
maturity
02/25/2025 $11,827,780 $(950,557) $(78,881) $(1,029,438)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.96% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 05/25/2021 $969,779,262 $19,934,389 $26,770,603 $46,704,992
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 62,500 5,353,750 280,625 0.6
Akamai Technologies, Inc. 63,635 5,821,966 136,179 0.3
Alphabet, Inc. 7,646 8,884,270 461,283 1.0
Amdocs Ltd. 147,837 8,126,600 486,384 1.0
Anthem, Inc. 27,790 6,309,442 296,519 0.6
Baxter International, Inc. 69,479 5,641,000 529,430 1.1
Booking Holdings, Inc. 4,210 5,663,797 (86,431) (0.2)
Cadence Design Systems, Inc. 107,013 7,067,139 501,891 1.1
Cirrus Logic, Inc. 130,033 8,534,066 721,683 1.5

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cummins, Inc. 42,154 5,704,279 318,263 0.7
Danaher Corp. 45,117 6,244,644 410,114 0.9
Eaton Corp. plc 90,680 7,044,929 280,201 0.6
eBay, Inc. 237,621 7,142,887 401,580 0.9
Electronic Arts, Inc. 79,909 8,004,485 841,442 1.8
Facebook, Inc. 61,647 10,282,720 652,842 1.4
Humana, Inc. 20,221 6,349,798 910,147 1.9
Huntington Ingalls Industries, Inc. 49,414 9,003,725 235,705 0.5
J2 Global, Inc. 113,477 8,493,753 1,017,889 2.2
Lockheed Martin Corp. 24,258 8,222,249 467,694 1.0
Masco Corp. 182,925 6,323,717 82,316 0.2
Medtronic plc 71,398 6,438,672 239,897 0.5
Murphy USA, Inc. 67,843 5,723,235 (8,141) (0.0)
Northrop Grumman Corp. 27,364 8,278,978 388,295 0.8
NortonLifeLock , Inc. 368,958 6,903,204 302,546 0.6
Oshkosh Corp. 91,790 5,904,851 500,256 1.1
Owens Corning 166,590 6,465,358 131,606 0.3
Skyworks Solutions, Inc. 74,670 6,674,005 301,667 0.6
Snap-on, Inc. 51,123 5,563,205 (57,258) (0.1)
Target Corp. 106,183 9,871,834 204,933 0.4
Universal Health Services, Inc. 55,096 5,458,912 613,218 1.3
VeriSign, Inc. 31,224 5,623,130 409,659 0.9
Short Positions
Common Stocks
United States
Baker Hughes Co. (949,429) (9,969,004) 1,063,361 2.3
Boeing Co. (The) (119,963) (17,891,282) 1,150,445 2.5
Cabot Oil & Gas Corp. (601,482) (10,339,476) (439,082) (0.9)
Carvana Co. (102,039) (5,621,329) 757,129 1.6
Cheniere Energy, Inc. (347,561) (11,643,294) (66,037) (0.1)
Chevron Corp. (233,686) (16,932,888) (745,458) (1.6)
Concho Resources, Inc. (132,493) (5,677,325) 120,569 0.3
EQT Corp. (1,051,860) (7,436,650) 694,228 1.5
Exxon Mobil Corp. (402,877) (15,297,240) (273,956) (0.6)
General Electric Co. (956,698) (7,596,182) (363,545) (0.8)
HealthEquity , Inc. (156,708) (7,927,858) 358,861 0.8
Hess Corp. (210,616) (7,013,513) 303,287 0.6
Occidental Petroleum Corp. (614,960) (7,121,237) 258,283 0.6
Ollie's Bargain Outlet Holdings, Inc. (210,528) (9,755,868) (983,166) (2.1)
Schlumberger Ltd. (987,567) (13,322,279) 1,096,199 2.3
Trex Co., Inc. (99,695) (7,989,557) 132,594 0.3
Twilio , Inc. (64,647) (5,785,260) 474,509 1.0
Univar Solutions, Inc. (643,849) (6,902,061) 682,480 1.5
Williams Cos., Inc. (The) (389,740) (5,514,821) (296,202) (0.6)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.13% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
04/02/2020
- 03/07/2025 $84,271,397 $7,308,766 $1,486,023 $8,794,789
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 935,550 9,790,849 (595,259) (6.8)
Alumina Ltd. 1,195,108 1,071,051 (70,559) (0.8)
Aurizon Holdings Ltd. 557,596 1,445,050 (130,225) (1.5)
Beach Energy Ltd. 3,547,663 2,472,341 (344,617) (3.9)
BlueScope Steel Ltd. 770,861 4,035,860 (436,864) (5.0)
Boral Ltd. 447,140 561,623 (488,089) (5.5)
Coca-Cola Amatil Ltd. 92,389 498,649 (114,001) (1.3)
Evolution Mining Ltd. 124,836 291,759 (43,622) (0.5)
Flight Centre Travel Group Ltd.(a) 15,656 76,761 (159,111) (1.8)
Fortescue Metals Group Ltd. 1,751,553 10,733,914 1,506,232 17.1
Harvey Norman Holdings Ltd. 1,486,301 2,729,085 (329,456) (3.7)
Iluka Resources Ltd. 185,161 782,993 (62,744) (0.7)
South32 Ltd. 873,833 964,633 486 0.0
Telstra Corp. Ltd. 2,792,380 5,241,712 (735,372) (8.4)
Treasury Wine Estates Ltd. 362,555 2,250,947 173,962 2.0
Wesfarmers Ltd. 92,325 1,956,386 (182,517) (2.1)
Woodside Petroleum Ltd. 77,311 857,879 (166,508) (1.9)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (191,643) (2,228,508) 1,005,030 11.4
AMP Ltd. (4,222,117) (3,447,965) 193,924 2.2
APA Group (928,790) (5,893,875) 444,329 5.1
Atlas Arteria Ltd. (495,945) (1,675,105) 559,038 6.4
Challenger Ltd. (1,185,041) (2,894,609) 2,339,672 26.6
Insurance Australia Group Ltd. (258,622) (975,794) 33,365 0.4
Lendlease Group (259,450) (1,626,697) 775,913 8.8
Medibank Pvt Ltd. (1,914,306) (3,148,090) 56,905 0.6
Origin Energy Ltd. (694,955) (1,867,504) 549,250 6.2
Qantas Airways Ltd. (148,262) (288,460) 27,154 0.3
QBE Insurance Group Ltd. (764,058) (3,979,974) 1,116,469 12.7
Ramsay Health Care Ltd. (39,912) (1,403,394) 111,902 1.3
REA Group Ltd. (7,275) (340,790) 30,024 0.3
SEEK Ltd. (341,093) (3,116,991) 816,704 9.3
Washington H Soul Pattinson & Co. Ltd. (22,564) (233,163) 17,438 0.2

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
WiseTech Global Ltd. (82,869) (861,504) (173,448) (2.0)
United States
James Hardie Industries plc (389,940) (4,527,482) 1,583,361 18.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.33% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/07/2025 $89,346,692 $(1,326,872) $178,384 $(1,148,488)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 479,000 1,314,865 (210,717) 18.3
Hong Kong
CK Asset Holdings Ltd. 427,000 2,316,769 (182,647) 15.9
CLP Holdings Ltd. 607,500 5,564,704 (784,547) 68.3
Henderson Land Development Co. Ltd. 1,410,580 5,338,880 (1,045,462) 91.0
HKT Trust & HKT Ltd. 1,120,000 1,523,254 (224,186) 19.5
Hysan Development Co. Ltd. 150,000 484,410 (4,000) 0.3
Kerry Properties Ltd. 494,000 1,291,808 (90,467) 7.9
Melco International Development Ltd. 733,000 1,050,662 (349,604) 30.4
New World Development Co. Ltd. 3,423,000 3,649,864 (503,366) 43.8
NWS Holdings Ltd. 863,000 879,472 (107,572) 9.4
Sun Hung Kai Properties Ltd. 322,500 4,216,377 (229,316) 20.0
WH Group Ltd. 4,469,000 4,124,927 (415,013) 36.1
Yue Yuen Industrial Holdings Ltd. 1,081,000 1,651,877 (711,849) 62.0
Macau
Sands China Ltd. 122,400 445,303 (75,496) 6.6
SJM Holdings Ltd. 1,034,000 862,804 (211,665) 18.4
Wynn Macau Ltd. 212,000 317,938 (72,337) 6.3
United Kingdom
CK Hutchison Holdings Ltd. 1,360,000 9,064,617 (2,155,867) 187.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (689,000) (1,771,921) 311,519 (27.1)
Minth Group Ltd. (1,174,000) (2,496,097) 1,589,613 (138.4)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
AIA Group Ltd. (1,545,200) (13,836,711) 364,216 (31.7)
ASM Pacific Technology Ltd. (344,500) (3,194,317) 521,373 (45.4)
HK Electric Investments & HK Electric Investments Ltd. (1,281,500) (1,230,330) 75,400 (6.6)
Hong Kong & China Gas Co. Ltd. (5,010,400) (8,204,180) 1,449,598 (126.2)
MTR Corp. Ltd. (173,000) (889,850) 32,701 (2.8)
Power Assets Holdings Ltd. (123,500) (732,632) 147,181 (12.8)
Swire Properties Ltd. (996,800) (2,784,805) 81,581 (7.1)
Techtronic Industries Co. Ltd. (242,500) (1,539,852) 368,686 (32.1)
Vitasoy International Holdings Ltd. (638,000) (1,919,989) 387,964 (33.8)
Wharf Holdings Ltd. (The) (1,148,000) (2,017,650) 332,901 (29.0)
Wharf Real Estate Investment Co. Ltd. (1,008,000) (4,111,565) 340,642 (29.7)
Xinyi Glass Holdings Ltd. (252,000) (287,750) 5,379 (0.5)
Macau
MGM China Holdings Ltd. (228,000) (230,512) 38,485 (3.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
or LIBOR plus or minus a
specified spread (-0.48% to
0.03%), which is denominated
in JPY based on the local
currencies of the positions
within the swap.
59-61 months
maturity
ranging from
04/20/2023
- 03/26/2025 $846,415,344 $(17,420,246) $3,464,487 $(13,955,759)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 264,800 6,452,516 (665,908) 4.8
Bandai Namco Holdings, Inc. 125,800 6,101,708 (530,269) 3.8
Central Japan Railway Co. 56,600 9,071,350 346,250 (2.5)
Haseko Corp. 608,900 6,475,557 (692,972) 5.0
Hitachi Ltd. 211,200 6,067,018 (511,929) 3.7
ITOCHU Corp. 670,600 13,877,811 (221,338) 1.6
Kajima Corp. 584,800 5,977,547 295,672 (2.1)
KDDI Corp. 465,300 13,744,307 (399,870) 2.9
Kyocera Corp. 91,900 5,423,092 (269,485) 1.9
Marubeni Corp. 2,054,400 10,196,118 (1,586,176) 11.4
Mitsui & Co. Ltd. 601,900 8,356,603 (757,131) 5.4
Nexon Co. Ltd. 473,200 7,732,486 593,992 (4.3)
Nippon Telegraph & Telephone Corp. 563,400 13,474,623 492,948 (3.5)
Obayashi Corp. 1,155,200 9,802,485 (730,538) 5.2
ORIX Corp. 708,000 8,446,911 (1,777,937) 12.7
Osaka Gas Co. Ltd. 342,600 6,433,217 1,167,328 (8.4)
Resona Holdings, Inc. 1,979,400 5,934,850 (246,461) 1.8
Sekisui House Ltd. 344,100 5,674,910 (478,562) 3.4
Showa Denko KK 264,300 5,422,411 554,410 (4.0)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Sojitz Corp. 3,215,500 7,539,207 (822,197) 5.9
Tokyo Electric Power Co. Holdings, Inc. 4,130,500 14,368,936 (270,665) 1.9
Tokyo Gas Co. Ltd. 575,800 13,567,727 1,697,192 (12.2)
Toppan Printing Co. Ltd. 385,600 5,887,351 (190,695) 1.4
Tosoh Corp. 622,700 7,037,197 (652,850) 4.7
West Japan Railway Co. 102,300 6,996,807 552,445 (4.0)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (660,200) (14,626,099) (2,831,745) 20.3
Asics Corp. (665,100) (6,141,293) 386,947 (2.8)
Cosmos Pharmaceutical Corp. (28,800) (6,878,182) (707,761) 5.1
CyberAgent , Inc. (312,300) (12,103,464) (1,117,422) 8.0
Daifuku Co. Ltd. (151,200) (9,475,449) (1,442,517) 10.3
Daikin Industries Ltd. (71,200) (8,594,842) 187,443 (1.3)
Kikkoman Corp. (241,300) (10,230,999) 184,908 (1.3)
Kobe Bussan Co. Ltd. (213,900) (8,406,400) (188,975) 1.4
LIXIL Group Corp. (666,300) (8,209,607) 183,078 (1.3)
Marui Group Co. Ltd. (420,400) (7,032,763) 751,084 (5.4)
MISUMI Group, Inc. (280,100) (6,058,829) (439,865) 3.2
MonotaRO Co. Ltd. (409,500) (10,819,573) (1,422,590) 10.2
Nidec Corp. (274,000) (14,120,453) 1,777,953 (12.7)
Nippon Paint Holdings Co. Ltd. (179,300) (9,332,965) (777,552) 5.6
Pigeon Corp. (236,400) (9,050,631) (1,672,675) 12.0
Ryohin Keikaku Co. Ltd. (501,800) (5,580,313) 569,103 (4.1)
Shimano, Inc. (39,500) (5,633,228) (138,141) 1.0
SoftBank Group Corp. (217,000) (7,682,318) 1,080,764 (7.7)
Sony Financial Holdings, Inc. (348,600) (5,853,588) 528,302 (3.8)
Takeda Pharmaceutical Co. Ltd. (275,200) (8,379,320) 1,124,501 (8.1)
TOTO Ltd. (321,700) (10,612,285) 734,755 (5.3)
Tsuruha Holdings, Inc. (66,400) (8,754,682) (1,105,528) 7.9
Yakult Honsha Co. Ltd. (113,000) (6,656,835) (1,062,914) 7.6
Yamato Holdings Co. Ltd. (451,100) (7,046,673) (397,956) 2.9
Yaskawa Electric Corp. (321,800) (8,749,946) 217,358 (1.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.53% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/26/2025 $1,379,049,161 $(21,802,824) $(1,919,423) $(23,722,247)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 95,034 7,240,640 (862,909) 3.6
Allstate Corp. (The) 83,830 7,689,726 (325,260) 1.4
Amgen, Inc. 36,333 7,365,789 158,412 (0.7)
Assured Guaranty Ltd. 340,115 8,771,566 (3,836,497) 16.2
Athene Holding Ltd. 304,597 7,560,098 (2,509,879) 10.6
Biogen, Inc. 38,767 12,265,103 743,939 (3.1)
Bio-Rad Laboratories, Inc. 32,750 11,480,840 (25,545) 0.1
Boston Beer Co., Inc. (The) 22,247 8,177,107 452,726 (1.9)
Charles River Laboratories International, Inc. 126,140 15,920,129 (2,093,924) 8.8
Consolidated Edison, Inc. 126,644 9,878,232 (1,350,025) 5.7
Everest Re Group Ltd. 59,016 11,355,859 (2,499,328) 10.5
Gilead Sciences, Inc. 109,186 8,162,745 135,391 (0.6)
Jabil, Inc. 289,170 7,107,799 (1,327,290) 5.6
Kimberly-Clark Corp. 64,095 8,195,828 (862,078) 3.6
Kroger Co. (The) 267,391 8,053,817 (302,152) 1.3
ManpowerGroup , Inc. 156,971 8,317,893 (2,279,219) 9.6
PepsiCo, Inc. 77,346 9,289,255 (778,101) 3.3
Pfizer, Inc. 383,367 12,513,099 (429,371) 1.8
Procter & Gamble Co. (The) 127,303 14,003,330 (771,456) 3.3
Regeneron Pharmaceuticals, Inc. 15,430 7,534,315 213,706 (0.9)
Robert Half International, Inc. 190,459 7,189,827 (1,317,976) 5.6
Short Positions
Common Stocks
United States
Agios Pharmaceuticals, Inc. (234,578) (8,322,827) 2,057,249 (8.7)
Amcor plc (1,084,686) (8,807,650) 824,361 (3.5)
Ball Corp. (201,419) (13,023,753) 1,581,139 (6.7)
Bank of America Corp. (373,545) (7,930,360) (391,899) 1.7
CenterPoint Energy, Inc. (470,649) (7,271,527) 1,214,274 (5.1)
Charter Communications, Inc. (16,702) (7,287,250) 449,284 (1.9)
Citigroup, Inc. (259,887) (10,946,440) (735,162) 3.1
Dominion Energy, Inc. (149,936) (10,823,880) 1,370,415 (5.8)
Edison International (218,242) (11,957,479) 1,521,147 (6.4)
FedEx Corp. (84,161) (10,205,363) (467,935) 2.0
FirstEnergy Corp. (240,465) (9,635,433) 687,730 (2.9)
Freeport-McMoRan, Inc. (1,062,069) (7,168,966) 1,358,084 (5.7)
GCI Liberty, Inc. (175,063) (9,973,339) 1,036,373 (4.4)
Hain Celestial Group, Inc. (The) (266,703) (6,926,277) (1,037,475) 4.4
Illumina, Inc. (27,610) (7,540,843) (367,765) 1.6
Liberty Broadband Corp. (93,364) (10,337,262) 324,907 (1.4)
Madison Square Garden Co. (The) (33,842) (7,154,537) 358,048 (1.5)
National Fuel Gas Co. (270,628) (10,091,718) 254,390 (1.1)
Newmont Corp. (177,539) (8,038,966) 443,848 (1.9)
NiSource, Inc. (409,459) (10,224,191) 1,113,729 (4.7)
Pure Storage, Inc. (672,792) (8,275,342) 888,085 (3.7)
Sealed Air Corp. (315,624) (7,799,069) 1,186,746 (5.0)
ServiceMaster Global Holdings, Inc. (261,918) (7,071,786) 1,746,993 (7.4)
Stericycle, Inc. (178,715) (8,681,975) 1,111,607 (4.7)
Tesla, Inc. (26,935) (14,113,940) 1,286,640 (5.4)
Union Pacific Corp. (59,100) (8,335,464) (307,320) 1.3
United Parcel Service, Inc. (88,872) (8,302,422) (554,561) 2.3
Wells Fargo & Co. (285,364) (8,189,947) (301,085) 1.3
Willis Towers Watson plc (43,563) (7,399,176) 648,653 (2.7)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees.
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.58% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
60-62 months
maturity
ranging from
02/25/2025
- 03/26/2025 $176,359,350 $73,338 $233,982 $307,320
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 436,377 4,883,776 (107,919) (35.1)
Alimentation Couche-Tard, Inc. 115,051 2,710,112 4,301 1.4
Atco Ltd. 69,214 1,916,627 138,581 45.1
Bank of Montreal 88,115 4,449,266 595,553 193.8
Bank of Nova Scotia (The) 48,934 1,998,321 119,007 38.7
Canadian Imperial Bank of Commerce 99,273 5,784,400 459,492 149.5
Canadian Tire Corp. Ltd. 34,248 2,067,097 142,678 46.4
Cenovus Energy, Inc. 584,112 1,178,766 125,164 40.7
CGI, Inc. 76,808 4,158,318 5,994 2.0
CI Financial Corp. 237,503 2,357,647 (26,303) (8.6)
Hydro One Ltd. 127,474 2,295,311 102,140 33.2
iA Financial Corp., Inc. 54,970 1,728,042 130,070 42.3
Intact Financial Corp. 39,440 3,408,717 170,621 55.5
Linamar Corp. 120,222 2,488,501 17,758 5.8
Magna International, Inc. 128,371 4,096,597 (15,109) (4.9)
Manulife Financial Corp. 578,119 7,258,838 1,376,320 447.8
National Bank of Canada 108,729 4,202,210 633,756 206.2
Quebecor, Inc. 152,954 3,381,226 126,644 41.2
Rogers Communications, Inc. 33,355 1,392,221 19,157 6.2
Royal Bank of Canada 85,646 5,305,025 (110,706) (36.0)
Seven Generations Energy Ltd. 886,437 976,322 45,533 14.8
Toronto-Dominion Bank (The) 145,999 6,207,006 218,113 71.0
Tourmaline Oil Corp. 394,542 2,422,257 124,883 40.6
United States
Bausch Health Cos., Inc. 105,711 1,638,284 73,287 23.8
BRP, Inc. 154,582 2,521,994 (807,836) (262.9)
Ovintiv , Inc. 683,075 1,873,566 (56,183) (18.3)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (97,197) (3,880,145) 203,278 66.1
AltaGas Ltd. (253,400) (2,295,779) (118,066) (38.4)
Barrick Gold Corp. (295,065) (5,422,000) (123,355) (40.1)
BlackBerry Ltd. (383,274) (1,571,442) (440,207) (143.2)
Cameco Corp. (388,890) (2,965,103) (394,315) (128.3)
Canada Goose Holdings, Inc. (233,746) (4,673,923) (742,121) (241.5)
CCL Industries, Inc. (91,680) (2,787,598) (379,725) (123.6)
Dollarama, Inc. (200,711) (5,567,937) (144,985) (47.2)
Element Fleet Management Corp. (352,779) (2,246,074) (64,596) (21.0)
Enbridge, Inc. (257,153) (7,488,190) (536,207) (174.5)
Finning International, Inc. (159,130) (1,707,428) (412,376) (134.2)
Franco-Nevada Corp. (55,762) (5,571,445) 373,467 121.5
Gildan Activewear , Inc. (74,848) (954,148) 31,916 10.4
Inter Pipeline Ltd. (297,085) (1,777,486) (15,262) (5.0)
Keyera Corp. (109,512) (1,017,848) 125,300 40.8
Pan American Silver Corp. (109,135) (1,570,371) 204,831 66.7
Pembina Pipeline Corp. (174,974) (3,282,394) (443,358) (144.3)
Restaurant Brands International, Inc. (77,370) (3,117,781) (535,707) (174.3)
Shopify, Inc. (10,961) (4,592,358) (662,239) (215.5)
TC Energy Corp. (26,022) (1,156,595) (166,069) (54.0)
West Fraser Timber Co. Ltd. (168,710) (3,217,634) 716,303 233.1
Wheaton Precious Metals Corp. (291,362) (8,018,511) (111,108) (36.2)
Chile
Lundin Mining Corp. (564,437) (2,121,702) 66,675 21.7
Zambia
First Quantum Minerals Ltd. (534,326) (2,729,911) (106,654) (34.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-2.25% to 0.25%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/21/2025
- 03/26/2025 $198,160,138 $2,047,556 $1,193,621 $3,241,177
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 978,716 2,800,228 (229,006) (7.1)
Switzerland
Coca-Cola HBC AG 71,620 1,535,983 57,866 1.8

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
Aggreko plc 363,974 2,175,299 430,226 13.3
Auto Trader Group plc 411,513 2,223,732 202,095 6.2
Babcock International Group plc 675,194 3,186,582 362,585 11.2
BAE Systems plc 272,595 1,751,429 111,589 3.4
Barratt Developments plc 698,723 3,776,820 (116,802) (3.6)
Bellway plc 158,896 4,209,470 (58,197) (1.8)
Berkeley Group Holdings plc 157,431 7,026,707 (74,101) (2.3)
British American Tobacco plc 45,352 1,544,928 19,247 0.6
Britvic plc 300,780 2,606,808 194,191 6.0
BT Group plc 3,160,928 4,597,779 (183,721) (5.7)
Close Brothers Group plc 163,556 2,274,165 144,551 4.5
Hays plc 1,723,917 2,455,398 (126,351) (3.9)
Howden Joinery Group plc 314,785 1,980,215 128,169 4.0
Micro Focus International plc 480,076 2,368,978 10,270 0.3
Moneysupermarket.com Group plc 421,588 1,566,650 293,598 9.1
National Grid plc 206,398 2,411,611 (8,210) (0.3)
Next plc 49,971 2,506,986 (142,629) (4.4)
Pennon Group plc 415,032 5,549,464 (29,822) (0.9)
Persimmon plc 63,919 1,510,960 119,894 3.7
RELX plc 78,999 1,686,031 164,162 5.1
Royal Mail plc 2,691,502 4,149,013 (832,939) (25.7)
Tate & Lyle plc 316,527 2,575,213 264,943 8.2
Taylor Wimpey plc 2,387,916 3,436,117 (143,676) (4.4)
United Utilities Group plc 854,563 9,565,905 155,173 4.8
Short Positions
Common Stocks
South Africa
Old Mutual Ltd. (2,645,374) (1,718,378) 277,026 8.5
United Kingdom
B&M European Value Retail SA (948,251) (3,220,466) 44,840 1.4
Beazley plc (431,822) (2,082,988) 30,662 0.9
Bunzl plc (72,837) (1,457,952) (191,635) (5.9)
Burberry Group plc (106,864) (1,737,046) (109,370) (3.4)
easyJet plc (1,017,675) (7,052,040) 336,631 10.4
Hargreaves Lansdown plc (257,396) (4,373,383) 234,110 7.2
Hiscox Ltd. (466,729) (5,315,141) 492,376 15.2
Melrose Industries plc (2,143,989) (2,382,475) 969,357 29.9
Mondi plc (311,831) (5,262,342) (102,214) (3.2)
Ocado Group plc (118,036) (1,770,573) 212,501 6.6
Prudential plc (433,247) (5,428,519) (905,012) (27.9)
Reckitt Benckiser Group plc (103,667) (7,896,896) (509,735) (15.7)
Rentokil Initial plc (668,895) (3,194,633) 111,882 3.5
Rolls-Royce Holdings plc (642,255) (2,714,459) 379,302 11.7
RSA Insurance Group plc (906,118) (4,728,499) (549,338) (16.9)
SSE plc (208,293) (3,347,071) 82,170 2.5
St James's Place plc (206,816) (1,931,234) 108,333 3.3
Standard Chartered plc (528,505) (2,921,996) 75,725 2.3
Standard Life Aberdeen plc (1,516,196) (4,184,405) (243,125) (7.5)
Tesco plc (1,242,664) (3,509,317) (27,211) (0.8)
Vodafone Group plc (4,688,628) (6,486,458) (176,804) (5.5)
Weir Group plc (The) (206,533) (1,836,932) 278,725 8.6
Whitbread plc (52,480) (1,944,989) (402,854) (12.4)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-0.40% to 0.40%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
02/25/2025 $15,721,277 $(76,330) $(6,180) $(82,510)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd. 6,486,900 3,763,963 65,870 (79.8)
Singapore
ComfortDelGro Corp. Ltd. 1,525,800 1,624,722 (69,608) 84.4
Genting Singapore Ltd. 827,600 401,188 40,270 (48.8)
Venture Corp. Ltd. 276,400 2,633,010 (85,836) 104.0
Wilmar International Ltd. 626,900 1,417,677 10,996 (13.3)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (159,800) (810,293) 48,652 (59.0)
Singapore Telecommunications Ltd. (2,844,200) (5,070,424) (86,674) 105.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
2-27 months
maturity
05/18/2020 $66,194,301 $(3,038,718) $(214,290) $(3,253,008)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 144,920 1,416,519 32,369 (1.0)
Switzerland
Adecco Group AG (Registered) 41,708 1,643,572 186,512 (5.7)
Flughafen Zurich AG (Registered) 5,725 640,471 71,466 (2.2)
Geberit AG (Registered) 1,068 467,976 29,586 (0.9)
Georg Fischer AG (Registered) 686 468,083 56,352 (1.7)
Helvetia Holding AG (Registered) 20,801 1,777,175 42,517 (1.3)
Nestle SA (Registered) 39,716 4,065,639 192,565 (5.9)
Novartis AG (Registered) 55,719 4,596,753 313,800 (9.6)
Roche Holding AG 29,851 9,604,321 328,018 (10.1)
Sonova Holding AG (Registered) 11,576 2,064,168 170,067 (5.2)
Swiss Life Holding AG (Registered) 10,275 3,448,764 445,045 (13.7)
Swisscom AG (Registered) 6,113 3,273,395 (72,315) 2.2
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (298,777) (5,193,055) (346,462) 10.7
dormakaba Holding AG (540) (238,928) 5,555 (0.2)
Dufry AG (Registered) (32,807) (1,006,854) (264,697) 8.1
EMS- Chemie Holding AG (Registered) (1,211) (755,268) (48,917) 1.5
Idorsia Ltd. (205,237) (5,304,569) (752,295) 23.1
Julius Baer Group Ltd. (94,639) (3,170,167) (612,909) 18.8
Lonza Group AG (Registered) (6,127) (2,520,182) (408,610) 12.6
OC Oerlikon Corp. AG (Registered) (251,523) (1,991,502) (395,932) 12.2
Partners Group Holding AG (2,775) (1,899,948) (295,414) 9.1
Sika AG (Registered) (17,371) (2,852,541) (257,148) 7.9
Swiss Re AG (12,205) (939,772) (195,743) 6.0
Temenos AG (Registered) (26,534) (3,458,697) (514,207) 15.8
Vifor Pharma AG (24,823) (3,395,982) (747,921) 23.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
18-37 months
maturity
02/17/2021 $41,326,513 $1,547,046 $(10,192) $1,536,854
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 54,529 6,138,865 413,637 26.9
Coloplast A/S 4,968 720,491 66,801 4.3
GN Store Nord A/S 59,410 2,634,129 535,771 34.9
H Lundbeck A/S 61,999 1,820,438 86,108 5.6
ISS A/S 69,237 947,198 46,322 3.0
Jyske Bank A/S (Registered) 8,910 220,128 (8,889) (0.6)
Novo Nordisk A/S 63,759 3,807,438 317,409 20.7
Pandora A/S 136,698 4,392,261 286,916 18.7
ROCKWOOL International A/S 16,004 2,882,631 76,276 5.0
Vestas Wind Systems A/S 5,536 450,440 10,893 0.7
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (11,425) (10,126,718) 363,771 23.7
Chr Hansen Holding A/S (15,178) (1,120,026) (54,065) (3.5)
DSV Panalpina A/S (23,861) (2,169,658) (269,526) (17.5)
FLSmidth & Co. A/S (28,276) (633,757) 27,904 1.8
Genmab A/S (13,351) (2,681,798) (320,050) (20.8)
Novozymes A/S (12,942) (580,537) (32,232) (2.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-4.35% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
8-37 months
maturity
11/11/2020 $473,080,855 $(204,407) $(424,918) $(629,325)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas 281,746 11,740,922 2,956,449 (469.8)
Proximus SADP 168,480 3,869,064 14,994 (2.4)
France
BNP Paribas SA 144,746 4,225,894 (441,306) 70.1
Electricite de France SA 907,182 7,093,723 (762,653) 121.2
Engie SA 852,891 8,733,995 (966,187) 153.5
Orange SA 583,691 7,067,016 310,383 (49.3)
Peugeot SA 700,865 9,124,759 577,485 (91.8)
Sanofi 45,039 3,899,248 6,114 (1.0)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Suez 432,674 4,395,706 158,775 (25.2)
TOTAL SA 94,798 3,571,877 917,498 (145.8)
Germany
Allianz SE (Registered) 27,050 4,606,549 704,814 (112.0)
Deutsche Telekom AG (Registered) 503,089 6,497,616 129,257 (20.5)
Hannover Rueck SE 66,342 9,367,874 1,206,633 (191.7)
HeidelbergCement AG 144,589 6,177,288 575,689 (91.5)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered)
35,960 7,230,494 1,005,120 (159.7)
Netherlands
ASM International NV 44,540 4,531,584 974,376 (154.8)
ASR Nederland NV 211,570 5,319,583 662,106 (105.2)
Koninklijke Ahold Delhaize NV 594,335 13,845,966 493,611 (78.4)
NN Group NV 305,209 8,294,287 1,245,816 (198.0)
Randstad NV 102,547 3,619,083 (119,523) 19.0
Signify NV 204,143 3,956,340 (370,284) 58.8
Spain
Enagas SA 194,845 3,843,747 118,549 (18.8)
Endesa SA 607,221 12,849,039 2,071,097 (329.1)
Iberdrola SA 462,796 4,526,614 (99,825) 15.9
Red Electrica Corp. SA 265,944 4,778,882 401,922 (63.9)
Repsol SA 515,659 4,600,328 740,867 (117.7)
United Kingdom
Dialog Semiconductor plc 169,280 4,400,097 200,933 (31.9)
Short Positions
Common Stocks
Belgium
Umicore SA (107,744) (3,716,227) (94,440) 15.0
France
Accor SA (213,418) (5,733,700) (42,768) 6.8
Edenred (247,077) (10,253,569) (1,202,109) 191.0
Iliad SA (46,155) (6,218,660) (171,497) 27.3
Orpea (37,258) (3,868,698) (863,606) 137.2
Remy Cointreau SA (58,926) (6,422,272) (892,658) 141.8
Ubisoft Entertainment SA (73,553) (5,376,065) (127,841) 20.3
Worldline SA (61,128) (3,607,850) (564,116) 89.6
Germany
Delivery Hero SE (111,483) (8,196,695) (828,725) 131.7
Deutsche Bank AG (Registered) (1,991,633) (12,660,982) (1,279,497) 203.3
E.ON SE (711,148) (7,294,730) (453,702) 72.1
OSRAM Licht AG (87,883) (3,896,629) (572,758) 91.0
RWE AG (482,857) (12,627,488) (298,144) 47.4
thyssenkrupp AG (689,782) (3,633,199) (759,817) 120.7
United Internet AG (Registered) (155,776) (4,529,641) (484,211) 76.9
Luxembourg
ArcelorMittal SA (546,305) (5,157,367) (805,272) 128.0
Netherlands
Adyen NV (10,292) (8,747,117) (567,764) 90.2
Koninklijke KPN NV (1,638,597) (3,918,560) (205,012) 32.6
Koninklijke Vopak NV (88,423) (4,643,105) (344,037) 54.7
SBM Offshore NV (299,520) (3,959,796) (184,316) 29.3
Spain
Cellnex Telecom SA (434,740) (19,720,889) (577,413) 91.8
Ferrovial SA (469,866) (11,153,088) (926,583) 147.2
Grifols SA (111,991) (3,746,928) (394,964) 62.8

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.13% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
12-37 months
maturity
02/17/2021 $48,353,568 $(905,270) $17,495 $(887,775)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 90,991 1,850,356 50,373 (5.7)
Essity AB 130,381 3,994,037 259,277 (29.2)
Getinge AB 139,774 2,643,003 214,697 (24.2)
Hennes & Mauritz AB 181,550 2,323,257 206,030 (23.2)
ICA Gruppen AB 36,106 1,507,982 28,599 (3.2)
Sandvik AB 25,017 351,906 39,395 (4.4)
Securitas AB 204,660 2,198,551 109,917 (12.4)
Skanska AB 45,782 688,981 (2,848) 0.3
SKF AB 134,395 1,831,423 39,864 (4.5)
SSAB AB 343,897 779,813 64,898 (7.3)
Swedish Orphan Biovitrum AB 195,861 3,253,506 508,060 (57.2)
Telia Co. AB 203,827 729,574 (4,632) 0.5
Trelleborg AB 30,959 329,361 4,531 (0.5)
Volvo AB 217,837 2,589,196 219,031 (24.7)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (71,584) (1,988,857) (214,069) 24.1
Finland
Nordea Bank Abp (128,560) (723,203) (53,496) 6.0
Sweden
Atlas Copco AB (7,497) (249,307) (24,098) 2.7
BillerudKorsnas AB (159,901) (1,743,518) (94,589) 10.7
Elekta AB (47,560) (387,727) (41,463) 4.7
Hexpol AB (171,368) (1,012,496) (171,395) 19.3
Nibe Industrier AB (45,998) (665,335) (101,934) 11.5
Saab AB (16,867) (320,467) (2,822) 0.3
Svenska Cellulosa AB SCA (1,038,351) (10,275,348) (1,645,956) 185.4
Svenska Handelsbanken AB (61,776) (509,473) (11,065) 1.2
Swedish Match AB (74,739) (4,231,697) (109,853) 12.4
Telefonaktiebolaget LM Ericsson (145,176) (1,175,194) (171,722) 19.3

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
LONG POSITIONS - 104.5%
COMMON STOCKS - 2.9%
Italy - 2.9%
A2A SpA (a) 234,281 $ 289,043
Assicurazioni Generali SpA (a) 47,846 648,064
Autogrill SpA (a) 5,270 24,455
BPER Banca(a) 33,808 102,876
Enel SpA (a) 92,592 638,686
Eni SpA (a) 6,252 62,129
Hera SpA (a) 60,968 220,575
Intesa Sanpaolo SpA (a) 67,448 109,135
Italgas SpA (a) 39,014 213,460
Leonardo SpA (a) 29,062 192,134
Mediobanca Banca di Credito
Finanziario SpA (a) 2,679 14,609
Poste Italiane SpA (a)(b) 77,419 651,624
Saipem SpA *(a) 34,713 83,690
Snam SpA (a) 17,131 78,294
Telecom Italia SpA *(a) 278,104 112,569
Terna Rete Elettrica Nazionale
SpA (a) 36,449 229,114
Unipol Gruppo SpA (a) 66,346 226,258
3,896,715
—
Luxembourg - 0.0%(c)
Tenaris SA 3,604 21,742
TOTAL COMMON STOCKS
(Cost $4,334,580) 3,918,457
SHORT-TERM INVESTMENTS - 101.6%
INVESTMENT COMPANIES - 52.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(d)(e) 9,991,636 9,991,636
Limited Purpose Cash Investment
Fund, 0.85%(1)(d)(f) 61,632,429 61,712,551
TOTAL INVESTMENT COMPANIES
(Cost $71,609,821) 71,704,187
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 48.8%
U.S. Treasury Bills
1.81%, 4/2/2020(g) $ 2,338,000 2,338,000
1.55%, 5/7/2020(g) 919,000 918,941
1.56%, 5/14/2020(g) 8,960,000 8,959,171
1.55%, 5/21/2020(g) 5,940,000 5,939,464
1.59%, 5/28/2020(g) 3,427,000 3,426,593
1.58%, 6/4/2020(g) 3,433,000 3,432,558
1.53%, 6/11/2020(g) 9,173,000 9,171,345
1.58%, 6/25/2020(g) 360,000 359,943
1.57%, 7/2/2020(g) 7,974,000 7,971,962
1.53%, 7/9/2020(g)(h) 2,589,000 2,588,455
1.54%, 7/16/2020(g)(h) 803,000 802,814
1.53%, 8/6/2020(g)(h) 1,260,000 1,259,621
1.52%, 8/13/2020(g) 1,655,000 1,654,521
1.45%, 8/27/2020(g)(h) 6,274,000 6,271,672
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE
U.S. TREASURY OBLIGATIONS - 48.8% (continued)
1.02%, 9/3/2020(g)(h) $ 11,192,000 $ 11,187,350
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $66,071,122) 66,282,410
TOTAL SHORT-TERM INVESTMENTS
(Cost $137,680,943) 137,986,597
TOTAL LONG POSITIONS
(Cost $142,015,523) 141,905,054
SHARES
SHORT POSITIONS - (1.5)%
COMMON STOCKS - (1.5)%
Italy - (1.3)%
Amplifon SpA (868) (17,632)
Atlantia SpA (14,556) (180,821)
Banca Generali SpA (1,835) (38,130)
Davide Campari-Milano SpA (44,537) (319,391)
Ferrari NV (2,695) (415,125)
FinecoBank Banca Fineco SpA (27,521) (247,609)
Freni Brembo SpA (20,597) (152,725)
Moncler SpA (2,690) (97,751)
Pirelli & C SpA (b) (30,314) (106,954)
Prysmian SpA (9,511) (151,005)
(1,727,143)
—
United Kingdom - (0.2)%
CNH Industrial NV (57,904) (329,780)
TOTAL COMMON STOCKS
(Proceeds$(2,828,637)) (2,056,923)
TOTAL SHORT POSITIONS
(Proceeds $(2,828,637)) (2,056,923)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.0%
(Cost $139,186,886) 139,848,131
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.0)%( i ) (4,035,364)
NET ASSETS - 100.0% $135,812,767
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 112,569 0.1%
Consumer Discretionary (748,098) (0.6)
Consumer Staples (319,391) (0.2)
Energy 167,561 0.1
Financials 1,466,826 1.1
Health Care (17,632) 0.0 (a)
Industrials (469,473) (0.3)
Utilities 1,669,172 1.2
Short-Term Investments 137,986,597 101.6
Total Investments In Securities
At Value 139,848,131 103.0
Liabilities in Excess of Other Assets(b) (4,035,364) (3.0)
Net Assets
$ 135,812,767 100.0%

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,293,587.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $544,670, which represents approximately
0.40% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
AFFILIATE
VALUE
AT
12/31/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 45.4%
INVESTMENT COMPANIES - 45.4%
Limited Purpose Cash
Investment Fund,
0.85%(1)^(a)
(Cost $61,618,185) $159,933,629 $98,285,644 $(196,691,327) $112,038 $72,567 $61,712,551 61,632,429 477,706
^    No longer affiliated as of March 31, 2020.
(a) Represents 7-day effective yield as of March 31, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/24/2020 USD (3,441,575) $ 455,650
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (1,260,775) 165,952
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/24/2020 USD (132,900) 1,562
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/19/2020 CHF 2,825,650 344,887
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/15/2020 TWD 1,919,000 1,654
Tel Aviv Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/22/2020 ILS 797,748 28,815

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (564,155) $ 24,603
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (1,265,087) 142,451
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (1,633,201) 11,539
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Month ly CITI 06/17/2020 ZAR (2,081,966) 15,958
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.64%) Monthly CITI 06/17/2020 ZAR (9,608,250) 94,486
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-3.15%) Monthly CITI 06/17/2020 SEK (4,167,614) 39,273
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.21%) Monthly CITI 06/17/2020 GBP (393,256) 18,422
1,345,252
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/30/2020 TRY 1,592,810 (60,914)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Canada 10
Year Bond June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination BANA 06/19/2020 CAD (7,504,140) $ (280,218)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/24/2020 USD 3,390,463 (286,458)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/18/2020 ZAR (763,560) (3,544)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/15/2020 BRL (4,003,340) (19,455)
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/30/2020 USD (85,705) (6,377)
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/24/2020 USD 132,900 (2,457)
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/19/2020 PLN (60,760) (747)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.18%) Monthly CITI 06/17/2020 AUD (223,715) (7,984)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (140,383) (7,203)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (254,117) (9,573)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BA plus or minus
a specified spread
(-0.90%) Monthly CITI 06/17/2020 CAD (420,819) (25,810)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-1.80%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 EUR 70,392 $ (14,252)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.22%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2020 EUR 2,827,936 (577,968)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.21%) Monthly CITI 06/17/2020 GBP (304,482) (44,852)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.21%) Monthly CITI 06/17/2020 GBP (308,796) (39,487)
(1,387,299)
$ (42,047)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 17 4/2020 EUR $ 1,809,982 $ 248,886
FTSE Bursa Malaysia KLCI Index 14 4/2020 MYR 215,833 2,425
Hang Seng Index 4 4/2020 HKD 611,912 4,734
HSCEI 21 4/2020 HKD 1,304,789 16,573
IBEX 35 Index 40 4/2020 EUR 2,983,830 239,470
MSCI Singapore Index 16 4/2020 SGD 316,769 (6,619)
MSCI Taiwan Index 42 4/2020 USD 1,558,200 (16,138)
LME Copper Base Metal 2 5/2020 USD 247,360 (39,910)
LME Copper Base Metal 9 5/2020 USD 1,113,086 (157,668)
LME Copper Base Metal 12 5/2020 USD 1,484,400 (215,873)
Silver 16 5/2020 USD 1,132,480 (301,008)
Soybean 31 5/2020 USD 1,373,300 54,601
3 Month Eurodollar 29 6/2020 USD 7,211,938 61,894
Australia 10 Year Bond 14 6/2020 AUD 1,296,970 2,110

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Australia 3 Year Bond 170 6/2020 AUD $ 12,245,745 $ 35,489
Euro- Bobl 5 6/2020 EUR 745,616 (2,356)
Euro-Schatz 175 6/2020 EUR 21,653,512 1,744
FTSE/MIB Index 25 6/2020 EUR 2,333,185 272,992
Japan 10 Year Bond 37 6/2020 JPY 52,500,255 (485,539)
KOSPI 200 Index 13 6/2020 KRW 630,057 23,471
LME Copper Base Metal 1 6/2020 USD 123,775 2,805
LME Copper Base Metal 1 6/2020 USD 123,741 2,738
LME Copper Base Metal 1 6/2020 USD 123,743 (18,885)
LME Copper Base Metal 1 6/2020 USD 123,724 (19,365)
LME Copper Base Metal 3 6/2020 USD 371,119 3,516
LME Copper Base Metal 4 6/2020 USD 494,925 (76,912)
LME Copper Base Metal 6 6/2020 USD 742,200 10,913
LME Copper Base Metal 24 6/2020 USD 2,970,450 (412,827)
SET50 Index 24 6/2020 THB 108,659 3,940
TOPIX Index 38 6/2020 JPY 4,958,289 437,423
U.S. Treasury 10 Year Note 36 6/2020 USD 4,992,750 5,476
U.S. Treasury 2 Year Note 90 6/2020 USD 19,834,453 246,980
U.S. Treasury 5 Year Note 3 6/2020 USD 376,078 9,836
3 Month Eurodollar 150 9/2020 USD 37,366,875 271,724
3 Month Eurodollar 150 12/2020 USD 37,372,500 276,805
3 Month Eurodollar 121 3/2021 USD 30,163,788 121,869
605,314
Short Contracts
Brent Crude Oil (15) 4/2020 USD (395,250) 84,194
Natural Gas (36) 4/2020 USD (590,400) 87,714
OMXS30 Index (20) 4/2020 SEK (299,215) (26,684)
SGX NIFTY 50 Index (62) 4/2020 USD (1,062,742) (66,169)
WTI Crude Oil (16) 4/2020 USD (327,680) 23,875
LME Copper Base Metal (2) 5/2020 USD (247,360) 39,572
LME Copper Base Metal (9) 5/2020 USD (1,113,086) 160,612
LME Copper Base Metal (12) 5/2020 USD (1,484,400) 216,789
100 oz Gold (4) 6/2020 USD (638,640) 14,995
3 Month Canadian Bankers Acceptance (19) 6/2020 CAD (3,353,150) 3,977
3 Month Euro Euribor (7) 6/2020 EUR (1,937,216) 384
3 Month Sterling (17) 6/2020 GBP (2,627,849) (7,965)
ASX 90 Day Bank Accepted Bill (12) 6/2020 AUD (7,375,017) (1,707)
EURO STOXX 50 Index (121) 6/2020 EUR (3,665,896) (406,700)
Euro-Bund (149) 6/2020 EUR (28,348,931) 24,043
Euro- Buxl (2) 6/2020 EUR (462,997) 17,359
FTSE 100 Index (12) 6/2020 GBP (839,983) (86,972)
FTSE/JSE Top 40 Index (30) 6/2020 ZAR (688,379) (76,145)
LME Copper Base Metal (1) 6/2020 USD (123,741) (3,285)
LME Copper Base Metal (1) 6/2020 USD (123,775) (3,134)
LME Copper Base Metal (1) 6/2020 USD (123,724) 18,435
LME Copper Base Metal (1) 6/2020 USD (123,743) 18,534
LME Copper Base Metal (3) 6/2020 USD (371,119) (4,403)
LME Copper Base Metal (4) 6/2020 USD (494,925) 75,257
LME Copper Base Metal (6) 6/2020 USD (742,200) (15,160)
LME Copper Base Metal (16) 6/2020 USD (1,980,300) 98,199
Long Gilt (36) 6/2020 GBP (6,089,818) 9,501
MEX BOLSA Index (5) 6/2020 MXN (74,655) 3,562
S&P 500 E-Mini Index (52) 6/2020 USD (6,681,220) (343,565)
SPI 200 Index (26) 6/2020 AUD (2,042,655) (77,822)
U.S. Treasury Long Bond (3) 6/2020 USD (537,188) (24,855)
3 Month Canadian Bankers Acceptance (102) 9/2020 CAD (18,016,521) 6,293

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (10) 9/2020 EUR $ (2,768,279) $ 3,283
3 Month Sterling (100) 9/2020 GBP (15,471,908) (13,866)
ASX 90 Day Bank Accepted Bill (69) 9/2020 AUD (42,405,304) (7,751)
3 Month Canadian Bankers Acceptance (100) 12/2020 CAD (17,660,591) 4,907
3 Month Euro Euribor (15) 12/2020 EUR (4,153,039) 4,869
3 Month Sterling (107) 12/2020 GBP (16,554,942) (14,329)
ASX 90 Day Bank Accepted Bill (71) 12/2020 AUD (43,633,368) (7,502)
3 Month Canadian Bankers Acceptance (81) 3/2021 CAD (14,303,640) 442
3 Month Euro Euribor (17) 3/2021 EUR (4,706,777) 5,884
3 Month Sterling (89) 3/2021 GBP (13,775,526) (12,144)
ASX 90 Day Bank Accepted Bill (57) 3/2021 AUD (35,030,468) (5,650)
(283,128)
$ 322,186
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,630,000 USD 1,598,019 CITI 6/17/2020 $ 20,024
AUD 2,630,000 USD 1,598,021 JPMC 6/17/2020 20,022
CHF 2,323,000 USD 2,386,484 CITI 6/17/2020 35,882
CHF 2,323,000 USD 2,386,487 JPMC 6/17/2020 35,880
CNY 2,021,000 USD 284,678 CITI
**
6/17/2020 7
CNY 2,021,000 USD 284,679 JPMC
**
6/17/2020 7
DKK 2,926,000 USD 428,230 CITI 6/17/2020 5,252
DKK 2,926,000 USD 428,230 JPMC 6/17/2020 5,251
EUR 2,995,499 USD 3,269,558 CITI 6/17/2020 43,898
EUR 2,995,501 USD 3,269,565 JPMC 6/17/2020 43,896
GBP 584,000 USD 700,929 CITI 6/17/2020 25,433
GBP 584,000 USD 700,930 JPMC 6/17/2020 25,432
HUF 5,000,000 USD 15,116 CITI 6/17/2020 199
HUF 5,000,000 USD 15,116 JPMC 6/17/2020 199
ILS 6,200,000 USD 1,693,877 CITI 6/17/2020 63,397
ILS 6,200,000 USD 1,693,879 JPMC 6/17/2020 63,395
JPY 1,098,280,500 USD 9,938,671 CITI 6/17/2020 309,071
JPY 1,098,280,500 USD 9,938,684 JPMC 6/17/2020 309,057
KRW 3,130,000,000 USD 2,529,580 CITI
**
6/17/2020 45,174
KRW 3,130,000,000 USD 2,529,583 JPMC
**
6/17/2020 45,171
MXN 8,650,000 USD 351,610 CITI 6/17/2020 8,897
MXN 8,650,000 USD 351,610 JPMC 6/17/2020 8,896
NOK 3,510,500 USD 335,201 CITI 6/17/2020 2,561
NOK 3,510,500 USD 335,202 JPMC 6/17/2020 2,560
PLN 250,000 USD 59,235 CITI 6/17/2020 1,179
PLN 250,000 USD 59,236 JPMC 6/17/2020 1,178
SEK 14,769,000 USD 1,470,876 CITI 6/17/2020 24,597
SEK 14,769,000 USD 1,470,878 JPMC 6/17/2020 24,595
SGD 450,000 USD 311,758 CITI 6/17/2020 5,217
SGD 450,000 USD 311,758 JPMC 6/17/2020 5,217
THB 1,393,500 USD 42,129 CITI 6/17/2020 348
THB 1,393,500 USD 42,129 JPMC 6/17/2020 348
USD 757,675 AUD 1,194,000 CITI 6/17/2020 23,097
USD 757,675 AUD 1,194,000 JPMC 6/17/2020 23,095

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,743,580 BRL 17,155,008 CITI
**
6/17/2020 $ 458,070
USD 3,743,571 BRL 17,154,992 JPMC
**
6/17/2020 458,065
USD 6,331,786 CAD 8,634,001 CITI 6/17/2020 192,141
USD 6,331,776 CAD 8,633,999 JPMC 6/17/2020 192,133
USD 6,278,637 CHF 5,917,875 CITI 6/17/2020 107,626
USD 6,278,631 CHF 5,917,877 JPMC 6/17/2020 107,616
USD 3,255,683 CNY 22,762,504 CITI
**
6/17/2020 49,276
USD 3,255,678 CNY 22,762,496 JPMC
**
6/17/2020 49,272
USD 5,914,878 EUR 5,265,460 CITI 6/17/2020 90,515
USD 5,914,872 EUR 5,265,461 JPMC 6/17/2020 90,508
USD 9,964,113 GBP 7,758,002 CITI 6/17/2020 314,943
USD 9,964,095 GBP 7,757,998 JPMC 6/17/2020 314,930
USD 667,282 HUF 205,000,000 CITI 6/17/2020 39,367
USD 667,281 HUF 205,000,000 JPMC 6/17/2020 39,366
USD 3,351,526 ILS 11,495,000 CITI 6/17/2020 93,485
USD 3,351,522 ILS 11,495,000 JPMC 6/17/2020 93,480
USD 629,711 INR 47,500,000 CITI
**
6/17/2020 12,168
USD 629,710 INR 47,500,000 JPMC
**
6/17/2020 12,168
USD 7,066,939 JPY 741,138,500 CITI 6/17/2020 151,588
USD 7,066,930 JPY 741,138,500 JPMC 6/17/2020 151,578
USD 5,304,910 KRW 6,365,114,578 CITI
**
6/17/2020 68,935
USD 5,304,904 KRW 6,365,114,589 JPMC
**
6/17/2020 68,929
USD 4,087,642 MXN 85,400,000 CITI 6/17/2020 528,424
USD 4,087,637 MXN 85,400,000 JPMC 6/17/2020 528,419
USD 5,488,245 NOK 51,132,504 CITI 6/17/2020 568,544
USD 5,488,238 NOK 51,132,496 JPMC 6/17/2020 568,535
USD 92,460 NZD 154,500 CITI 6/17/2020 326
USD 92,460 NZD 154,500 JPMC 6/17/2020 326
USD 135,265 PLN 550,000 CITI 6/17/2020 2,355
USD 135,265 PLN 550,000 JPMC 6/17/2020 2,354
USD 4,063,654 SEK 39,154,498 CITI 6/17/2020 98,966
USD 4,063,649 SEK 39,154,502 JPMC 6/17/2020 98,961
USD 2,225,698 SGD 3,091,000 CITI 6/17/2020 48,437
USD 2,225,696 SGD 3,091,000 JPMC 6/17/2020 48,435
USD 66,331 THB 2,072,500 CITI 6/17/2020 3,157
USD 66,331 THB 2,072,500 JPMC 6/17/2020 3,157
USD 953,393 TWD 28,400,000 CITI
**
6/17/2020 3,526
USD 953,392 TWD 28,400,000 JPMC
**
6/17/2020 3,524
USD 2,415,941 ZAR 39,750,000 CITI 6/17/2020 215,924
USD 2,415,938 ZAR 39,750,000 JPMC 6/17/2020 215,921
Total unrealized appreciation 7,323,882
AUD 904,000 USD 599,412 CITI 6/17/2020 (43,248)
AUD 904,000 USD 599,413 JPMC 6/17/2020 (43,249)
BRL 13,100,000 USD 2,793,959 CITI
**
6/17/2020 (285,060)
BRL 13,100,000 USD 2,793,963 JPMC
**
6/17/2020 (285,066)
CAD 11,123,496 USD 8,338,706 CITI 6/17/2020 (428,779)
CAD 11,123,504 USD 8,338,723 JPMC 6/17/2020 (428,790)
CHF 13,345,000 USD 14,047,884 CITI 6/17/2020 (132,052)
CHF 13,345,000 USD 14,047,902 JPMC 6/17/2020 (132,069)
CNY 16,823,504 USD 2,396,851 CITI
**
6/17/2020 (27,032)
CNY 16,823,496 USD 2,396,852 JPMC
**
6/17/2020 (27,033)
EUR 7,055,507 USD 7,866,232 CITI 6/17/2020 (61,815)
EUR 7,055,493 USD 7,866,226 JPMC 6/17/2020 (61,826)
GBP 8,514,001 USD 11,021,340 CITI 6/17/2020 (431,883)
GBP 8,513,999 USD 11,021,351 JPMC 6/17/2020 (431,895)
HUF 61,500,000 USD 191,008 CITI 6/17/2020 (2,634)
HUF 61,500,000 USD 191,008 JPMC 6/17/2020 (2,634)
ILS 4,150,000 USD 1,205,187 CITI 6/17/2020 (28,947)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 4,150,000 USD 1,205,188 JPMC 6/17/2020 $ (28,948)
INR 127,149,996 USD 1,736,564 CITI
**
6/17/2020 (83,499)
INR 127,150,004 USD 1,736,566 JPMC
**
6/17/2020 (83,501)
KRW 2,795,000,000 USD 2,345,996 CITI
**
6/17/2020 (46,814)
KRW 2,795,000,000 USD 2,345,999 JPMC
**
6/17/2020 (46,818)
MXN 111,204,994 USD 5,659,414 CITI 6/17/2020 (1,024,723)
MXN 111,205,006 USD 5,659,422 JPMC 6/17/2020 (1,024,730)
NOK 85,582,008 USD 8,941,542 CITI 6/17/2020 (707,290)
NOK 85,581,992 USD 8,941,551 JPMC 6/17/2020 (707,302)
NZD 4,389,500 USD 2,755,545 CITI 6/17/2020 (137,932)
NZD 4,389,500 USD 2,755,548 JPMC 6/17/2020 (137,934)
PLN 1,250,000 USD 320,885 CITI 6/17/2020 (18,815)
PLN 1,250,000 USD 320,886 JPMC 6/17/2020 (18,817)
SEK 21,136,500 USD 2,227,784 CITI 6/17/2020 (87,554)
SEK 21,136,500 USD 2,227,786 JPMC 6/17/2020 (87,557)
SGD 4,124,998 USD 2,961,601 CITI 6/17/2020 (56,004)
SGD 4,125,002 USD 2,961,608 JPMC 6/17/2020 (56,008)
THB 679,000 USD 21,319 CITI 6/17/2020 (622)
THB 679,000 USD 21,319 JPMC 6/17/2020 (622)
TWD 44,150,000 USD 1,487,109 CITI
**
6/17/2020 (10,469)
TWD 44,150,000 USD 1,487,111 JPMC
**
6/17/2020 (10,471)
USD 1,011,690 AUD 1,702,500 CITI 6/17/2020 (35,731)
USD 1,011,689 AUD 1,702,500 JPMC 6/17/2020 (35,732)
USD 2,371,261 CAD 3,409,996 CITI 6/17/2020 (53,589)
USD 2,371,264 CAD 3,410,004 JPMC 6/17/2020 (53,592)
USD 10,932,128 CHF 10,617,625 CITI 6/17/2020 (139,668)
USD 10,932,112 CHF 10,617,623 JPMC 6/17/2020 (139,679)
USD 105,666 CNY 751,500 CITI
**
6/17/2020 (194)
USD 105,666 CNY 751,500 JPMC
**
6/17/2020 (194)
USD 378,624 DKK 2,600,000 CITI 6/17/2020 (6,561)
USD 378,624 DKK 2,600,000 JPMC 6/17/2020 (6,561)
USD 7,694,399 EUR 7,022,542 CITI 6/17/2020 (73,554)
USD 7,694,384 EUR 7,022,537 JPMC 6/17/2020 (73,564)
USD 2,004,047 GBP 1,681,499 CITI 6/17/2020 (87,351)
USD 2,004,047 GBP 1,681,501 JPMC 6/17/2020 (87,353)
USD 513,927 INR 40,000,000 CITI
**
6/17/2020 (6,109)
USD 513,926 INR 40,000,000 JPMC
**
6/17/2020 (6,110)
USD 1,807,536 JPY 197,777,000 CITI 6/17/2020 (37,865)
USD 1,807,534 JPY 197,777,000 JPMC 6/17/2020 (37,866)
USD 448,063 KRW 545,010,416 CITI
**
6/17/2020 (265)
USD 448,063 KRW 545,010,417 JPMC
**
6/17/2020 (266)
USD 608,929 MXN 15,250,000 CITI 6/17/2020 (26,644)
USD 608,928 MXN 15,250,000 JPMC 6/17/2020 (26,645)
USD 1,951,417 NOK 21,679,000 CITI 6/17/2020 (134,423)
USD 1,951,415 NOK 21,679,000 JPMC 6/17/2020 (134,424)
USD 1,008,831 NZD 1,761,500 CITI 6/17/2020 (41,614)
USD 1,008,830 NZD 1,761,500 JPMC 6/17/2020 (41,615)
USD 236,301 PLN 1,000,000 CITI 6/17/2020 (5,356)
USD 236,300 PLN 1,000,000 JPMC 6/17/2020 (5,355)
USD 570,338 SGD 815,000 CITI 6/17/2020 (3,738)
USD 570,337 SGD 815,000 JPMC 6/17/2020 (3,739)
USD 157,606 TWD 4,750,000 CITI
**
6/17/2020 (1,263)
USD 157,605 TWD 4,750,000 JPMC
**
6/17/2020 (1,262)
ZAR 48,550,000 USD 3,068,227 CITI 6/17/2020 (381,163)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 48,550,000 USD 3,068,231 JPMC 6/17/2020 $ (381,165)
Total unrealized depreciation (9,300,652)
Net unrealized depreciation $ (1,976,770)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at March 31, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
NIBOR plus or minus a specified
spread (-0.35% to 0.35%), which is
denominated in NOK based on the local
currencies of the positions within the
swap.
60 months
maturity
02/25/2025 $668,649 $(26,602) $(543) $(27,145)
MLIN The Fund receives the total return
on a portfolio of long and short
equity positions and pays or receives
the SOR plus or minus a specified
spread (-0.30% to 0.35%), which is
denominated in SGD based on the local
currencies of the positions within the
swap.
24 months
maturity
02/21/2022
- 03/28/2022 $1,258,728 $8,296 $(68,781) $(60,485)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.12% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
04/01/2020
- 03/31/2025 $4,059,533 $373,106 $21,224 $394,330
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 51,767 541,759 (32,938) (8.4)
Ansell Ltd. 3,052 50,541 (41) (0.0)
Aurizon Holdings Ltd. 29,422 76,249 (6,871) (1.7)
Beach Energy Ltd. 221,870 154,620 (25,799) (6.5)
BlueScope Steel Ltd. 34,032 178,175 (19,287) (4.9)
Coca-Cola Amatil Ltd. 16,102 86,907 (19,869) (5.0)
Crown Resorts Ltd. 3,792 17,598 (1,316) (0.3)
Flight Centre Travel Group Ltd.(a) 2,267 11,115 (23,039) (5.8)
Fortescue Metals Group Ltd. 102,021 625,208 87,732 22.2
Harvey Norman Holdings Ltd. 84,192 154,590 (18,662) (4.7)
Santos Ltd. 13,755 28,249 (13,185) (3.3)
Star Entertainment Grp Ltd. (The) 11,315 15,030 (7,018) (1.8)
Telstra Corp. Ltd. 44,124 82,827 (11,620) (2.9)
Treasury Wine Estates Ltd. 5,384 33,427 2,583 0.7
Wesfarmers Ltd. 663 14,049 (1,311) (0.3)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (13,535) (157,391) 64,382 16.3
AMP Ltd. (141,694) (115,714) 6,508 1.7
APA Group (37,954) (240,847) 18,157 4.6
Atlas Arteria Ltd. (18,035) (60,915) 20,329 5.2
Challenger Ltd. (47,563) (116,179) 93,906 23.8
Insurance Australia Group Ltd. (10,304) (38,878) 1,329 0.3
Medibank Pvt Ltd. (133,453) (219,464) 3,967 1.0
Newcrest Mining Ltd. (3,102) (42,599) 14,938 3.8
Northern Star Resources Ltd. (5,242) (33,958) 12,326 3.1
Origin Energy Ltd. (32,167) (86,440) 25,423 6.4
Qantas Airways Ltd. (31,845) (61,958) (938) (0.2)
QBE Insurance Group Ltd. (38,476) (200,421) 56,223 14.3
Ramsay Health Care Ltd. (1,614) (56,752) 4,525 1.1
SEEK Ltd. (28,984) (264,863) 69,399 17.6
Suncorp Group Ltd. (2,996) (16,638) 2,538 0.6
WiseTech Global Ltd. (4,512) (46,907) (9,444) (2.4)
United States
James Hardie Industries plc (19,746) (229,265) 80,179 20.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.20% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/06/2025 $14,058,505 $(912,681) $(53,124) $(965,805)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
BNP Paribas SA 9,898 288,974 (81,426) 8.4
Bouygues SA 4,245 123,195 (24,550) 2.5
Cie de Saint-Gobain 10,256 246,097 (80,754) 8.4
CNP Assurances 15,058 145,800 (44,503) 4.6
Electricite de France SA 48,348 378,058 (232,030) 24.0
Engie SA 46,682 478,045 (230,021) 23.8
Eutelsat Communications SA 19,936 207,238 (10,946) 1.1
Natixis SA 57,021 181,569 17,423 (1.8)
Orange SA 54,070 654,650 (23,772) 2.5
Peugeot SA 41,239 536,902 (119,358) 12.4
Publicis Groupe SA 5,165 147,610 (29,177) 3.0
Sanofi 1,661 143,801 (2,710) 0.3
Societe Generale SA 11,257 184,414 (35,683) 3.7
Suez 33,613 341,488 (151,370) 15.7
TOTAL SA 6,749 254,294 20,973 (2.2)
Veolia Environnement SA 5,962 125,923 (37,217) 3.9
Germany
Bayer AG (Registered) 3,343 191,549 (24,811) 2.6
Beiersdorf AG 946 95,254 (5,342) 0.6
Deutsche Telekom AG (Registered) 41,285 533,214 (92,774) 9.6
Freenet AG 7,749 135,579 (10,397) 1.1
Hannover Rueck SE 2,179 307,687 (44,613) 4.6
HeidelbergCement AG 6,268 267,788 (58,171) 6.0
Henkel AG & Co. KGaA (Preference) 3,033 242,584 (10,713) 1.1
HOCHTIEF AG 2,142 140,643 (33,941) 3.5
Merck KGaA 1,046 105,606 (13,737) 1.4
United Kingdom
Dialog Semiconductor plc 12,386 321,949 (42,886) 4.4
Short Positions
Common Stocks
France
Accor SA (10,945) (294,049) 40,086 (4.2)
BioMerieux (953) (107,888) (23,835) 2.5
Bollore SA (43,407) (117,964) 12,636 (1.3)
Edenred (10,884) (451,680) 73,113 (7.6)
Getlink SE (8,422) (101,861) 18,732 (1.9)
Iliad SA (2,005) (270,142) 3,133 (0.3)
Imerys SA (5,273) (130,874) 40,929 (4.2)
Ingenico Group SA (1,883) (196,829) 43,870 (4.5)
JCDecaux SA (5,879) (104,517) 21,185 (2.2)
Kering SA (442) (230,465) (5,423) 0.6
Legrand SA (1,406) (89,677) 8,194 (0.8)
Orpea (3,136) (325,628) 37,614 (3.9)
Remy Cointreau SA (3,207) (349,527) (13,785) 1.4
Sartorius Stedim Biotech (521) (103,968) (5,665) 0.6
SEB SA (2,061) (255,267) 1,569 (0.2)
Ubisoft Entertainment SA (5,310) (388,113) (23,139) 2.4
Valeo SA (6,875) (111,896) 27,542 (2.9)
Worldline SA (3,145) (185,622) 29,313 (3.0)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Commerzbank AG (45,385) (161,564) 21,637 (2.2)
Daimler AG (Registered) (3,235) (96,611) 12,102 (1.3)
Deutsche Bank AG (Registered) (88,639) (563,486) 14,085 (1.5)
RWE AG (24,793) (648,377) 136,489 (14.1)
United Internet AG (Registered) (8,918) (259,317) (9,156) 0.9
Zalando SE (4,561) (171,905) 14,656 (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
04/03/2020
- 03/31/2025 $9,816,733 $(116,101) $40,439 $(75,662)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 40,172 114,937 (965) 1.3
United Kingdom
Aggreko plc 21,129 126,278 (10,788) 14.3
Auto Trader Group plc 21,900 118,343 (10,930) 14.4
Babcock International Group plc 44,838 211,613 (9,962) 13.2
BAE Systems plc 20,932 134,489 (10,158) 13.4
Barratt Developments plc 20,848 112,690 (61,316) 81.0
Bellway plc 9,531 252,495 (143,401) 189.5
British American Tobacco plc 4,514 153,771 (13,114) 17.3
Britvic plc 18,022 156,194 (27,938) 36.9
BT Group plc 133,322 193,926 (6,552) 8.7
GlaxoSmithKline plc 5,928 111,234 (2,973) 3.9
Hays plc 87,744 124,975 (4,089) 5.4
Howden Joinery Group plc 19,780 124,430 (20,614) 27.2
M&G plc 70,517 98,090 (40,653) 53.7
Micro Focus International plc 27,458 135,494 (66,152) 87.4
Moneysupermarket.com Group plc 50,996 189,505 3,620 (4.8)
Next plc 2,556 128,232 (40,238) 53.2
Pennon Group plc 17,194 229,904 2,169 (2.9)
Persimmon plc 3,602 85,146 (26,307) 34.8
RELX plc 6,636 141,628 (2,098) 2.8
Rightmove plc 13,530 81,599 (13,720) 18.1
Royal Mail plc 141,991 218,882 (55,190) 72.9
Tate & Lyle plc 17,637 143,492 (4,945) 6.5
Taylor Wimpey plc 123,688 177,982 (108,023) 142.8
United Utilities Group plc 37,423 418,910 (7,572) 10.0

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Glencore plc (65,587) (99,269) 24,810 (32.8)
United Kingdom
B&M European Value Retail SA (41,221) (139,995) 15,188 (20.1)
Beazley plc (25,738) (124,153) 28,257 (37.3)
Burberry Group plc (7,019) (114,092) 17,977 (23.8)
Capita plc (179,080) (72,459) 38,055 (50.3)
Croda International plc (1,611) (84,992) 2,453 (3.2)
DS Smith plc (21,209) (71,886) 7,865 (10.4)
easyJet plc (55,365) (383,655) 188,369 (249.0)
Hargreaves Lansdown plc (12,750) (216,634) (15,421) 20.4
Hiscox Ltd. (24,485) (278,837) 60,867 (80.4)
Mondi plc (14,462) (244,055) 23,416 (30.9)
Ocado Group plc (9,411) (141,168) (15,718) 20.8
Prudential plc (24,989) (313,108) 14,128 (18.7)
Reckitt Benckiser Group plc (5,358) (408,149) (24,540) 32.4
Rentokil Initial plc (21,785) (104,045) 22,426 (29.6)
Rolls-Royce Holdings plc (38,020) (160,690) 107,363 (141.9)
RSA Insurance Group plc (46,773) (244,081) 30,182 (39.9)
Signature Aviation plc (39,424) (80,110) 36,545 (48.3)
SSE plc (9,551) (153,476) 18,827 (24.9)
St James's Place plc (13,642) (127,388) 21,893 (28.9)
Standard Life Aberdeen plc (81,121) (223,878) 18,530 (24.5)
Tesco plc (79,561) (224,682) 13,256 (17.5)
Vodafone Group plc (188,213) (260,382) 32,608 (43.1)
Weir Group plc (The) (14,795) (131,589) 70,195 (92.8)
Whitbread plc (2,581) (95,656) 10,473 (13.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.33% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/06/2025 $3,985,454 $(38,864) $(18,358) $(57,222)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 38,000 104,311 (16,717) 29.2
Hong Kong
CK Asset Holdings Ltd. 13,500 73,247 (5,775) 10.1
CLP Holdings Ltd. 27,500 251,900 (35,514) 62.1
Henderson Land Development Co. Ltd. 41,190 155,899 (30,528) 53.4

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
HKT Trust & HKT Ltd. 37,000 50,322 (7,406) 12.9
Hysan Development Co. Ltd. 8,000 25,835 (213) 0.4
Kerry Properties Ltd. 50,000 130,750 (9,157) 16.0
Melco International Development Ltd. 13,000 18,634 (6,200) 10.8
New World Development Co. Ltd. 91,000 97,031 (13,382) 23.4
NWS Holdings Ltd. 56,000 57,069 (6,980) 12.2
Power Assets Holdings Ltd. 6,000 35,593 (7,151) 12.5
Sun Hung Kai Properties Ltd. 16,000 209,185 (11,377) 19.9
WH Group Ltd. 167,500 154,604 (15,555) 27.2
Yue Yuen Industrial Holdings Ltd. 58,500 89,394 (30,294) 52.9
Macau
SJM Holdings Ltd. 104,000 86,781 (21,289) 37.2
Wynn Macau Ltd. 10,400 15,597 (3,549) 6.2
United Kingdom
CK Hutchison Holdings Ltd. 69,500 463,229 (110,171) 192.5
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (67,100) (172,563) 30,338 (53.0)
Minth Group Ltd. (58,000) (123,317) 78,533 (137.2)
Hong Kong
AIA Group Ltd. (50,800) (454,896) 12,795 (22.4)
ASM Pacific Technology Ltd. (12,100) (112,195) 18,312 (32.0)
Hong Kong & China Gas Co. Ltd. (279,000) (456,843) 80,720 (141.1)
MTR Corp. Ltd. (3,500) (18,003) 662 (1.2)
Swire Properties Ltd. (28,800) (80,460) 2,357 (4.1)
Techtronic Industries Co. Ltd. (10,500) (66,674) 15,964 (27.9)
Vitasoy International Holdings Ltd. (34,000) (102,319) 20,675 (36.1)
Wharf Holdings Ltd. (The) (36,000) (63,271) 10,439 (18.2)
Wharf Real Estate Investment Co. Ltd. (60,000) (244,736) 20,276 (35.4)
Xinyi Glass Holdings Ltd. (62,000) (70,796) 1,323 (2.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.58% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
59-61 months
maturity
ranging from
01/13/2025
- 03/31/2025 $101,872,125 $(1,553,762) $(1,111,962) $(2,665,724)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 5,528 421,178 (50,194) 1.9
Alexion Pharmaceuticals, Inc. 4,057 364,278 13,672 (0.5)
Allstate Corp. (The) 4,567 418,931 (17,720) 0.7
Alphabet, Inc. 348 404,359 (18,736) 0.7
Amdocs Ltd. 6,305 346,586 (49,431) 1.9
Amgen, Inc. 1,772 359,238 7,726 (0.3)
Athene Holding Ltd. 16,438 407,991 (135,449) 5.1
Biogen, Inc. 1,774 561,258 34,043 (1.3)
Bio-Rad Laboratories, Inc. 1,433 502,352 (1,118) 0.0
Charles River Laboratories International, Inc. 4,999 630,924 (82,983) 3.1
eBay, Inc. 11,898 357,654 (64,963) 2.4
Electronic Arts, Inc. 3,907 391,364 (2,969) 0.1
Everest Re Group Ltd. 2,239 430,828 (94,822) 3.6
Facebook, Inc. 2,560 427,008 (6,912) 0.3
Gilead Sciences, Inc. 5,007 374,323 6,209 (0.2)
J2 Global, Inc. 5,511 412,498 (61,393) 2.3
Kimberly-Clark Corp. 3,509 448,696 (47,196) 1.8
ManpowerGroup , Inc. 8,148 431,763 (118,309) 4.4
Owens Corning 9,657 374,788 (81,022) 3.0
Pfizer, Inc. 17,164 560,233 (19,224) 0.7
Target Corp. 3,875 360,259 (42,857) 1.6
Short Positions
Common Stocks
United States
Altice USA, Inc. (22,983) (512,291) 8,274 (0.3)
Amcor plc (62,554) (507,938) 47,541 (1.8)
Baker Hughes Co. (41,505) (435,802) 43,059 (1.6)
Ball Corp. (11,121) (719,084) 87,300 (3.3)
Boeing Co. (The) (3,858) (575,382) (59,261) 2.2
CenterPoint Energy, Inc. (26,852) (414,863) 69,278 (2.6)
Cheniere Energy, Inc. (12,959) (434,126) 48,985 (1.8)
Chevron Corp. (6,005) (435,122) 22,571 (0.8)
CSX Corp. (6,418) (367,751) 19,832 (0.7)
Dominion Energy, Inc. (5,798) (418,558) 52,994 (2.0)
Edison International (9,170) (502,424) 63,915 (2.4)
Exxon Mobil Corp. (9,973) (378,675) (945) 0.0
FedEx Corp. (4,070) (493,528) (22,629) 0.8
GCI Liberty, Inc. (10,224) (582,461) 60,526 (2.3)
General Electric Co. (45,242) (359,221) 12,215 (0.5)
HealthEquity , Inc. (6,913) (349,729) 30,625 (1.1)
IAA, Inc. (12,023) (360,209) 104,961 (3.9)
LendingTree, Inc. (2,196) (402,724) 145,755 (5.5)
Liberty Broadband Corp. (3,528) (390,620) 12,277 (0.5)
National Fuel Gas Co. (13,025) (485,702) 12,244 (0.5)
NiSource, Inc. (27,022) (674,739) 73,500 (2.8)
NRG Energy, Inc. (13,611) (371,036) 39,064 (1.5)
Ollie's Bargain Outlet Holdings, Inc. (10,575) (490,046) 6,980 (0.3)
Pure Storage, Inc. (29,684) (365,113) 39,183 (1.5)
Schlumberger Ltd. (44,870) (605,296) 126,072 (4.7)
Stericycle, Inc. (9,185) (446,207) 57,131 (2.1)
Tesla, Inc. (699) (366,276) 50,814 (1.9)
United Parcel Service, Inc. (3,868) (361,349) (24,136) 0.9
Univar Solutions, Inc. (35,827) (384,065) 69,863 (2.6)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees.
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
ranging from
02/25/2025
- 03/19/2025 $3,914,667 $(165,842) $(43,522) $(209,364)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 7,648 74,755 1,708 (0.8)
Switzerland
Adecco Group AG (Registered) 2,944 116,013 13,165 (6.3)
Flughafen Zurich AG (Registered) 648 72,494 8,089 (3.9)
Geberit AG (Registered) 435 190,608 12,051 (5.8)
Helvetia Holding AG (Registered) 2,056 175,658 4,203 (2.0)
Nestle SA (Registered) 924 94,588 4,480 (2.1)
Novartis AG (Registered) 2,712 223,737 15,274 (7.3)
Roche Holding AG 1,245 400,569 13,681 (6.5)
Sonova Holding AG (Registered) 407 72,574 5,979 (2.9)
Swatch Group AG (The) 135 26,514 3,097 (1.5)
Swiss Life Holding AG (Registered) 215 72,164 9,312 (4.4)
Swisscom AG (Registered) 1,080 578,319 (12,776) 6.1
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (18,697) (324,973) (21,681) 10.4
Clariant AG (Registered) (1,139) (18,958) (26) 0.0
Credit Suisse Group AG (Registered) (9,210) (74,337) (8,915) 4.3
Dufry AG (Registered) (1,263) (38,762) (10,190) 4.9
Idorsia Ltd. (9,017) (233,054) (33,052) 15.8
Julius Baer Group Ltd. (7,095) (237,665) (45,949) 21.9
Lonza Group AG (Registered) (329) (135,326) (21,941) 10.5
OC Oerlikon Corp. AG (Registered) (4,495) (35,590) (7,076) 3.4
Sika AG (Registered) (1,483) (243,528) (21,953) 10.5
Temenos AG (Registered) (3,342) (435,628) (64,765) 30.9
Vifor Pharma AG (284) (38,853) (8,557) 4.1

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
ranging from
02/25/2025
- 03/26/2025 $2,205,324 $80,031 $698 $80,729
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 4,149 467,094 31,473 39.0
GN Store Nord A/S 1,397 61,940 12,598 15.6
H Lundbeck A/S 614 18,028 853 1.1
ISS A/S 1,425 19,495 953 1.2
Novo Nordisk A/S 2,287 136,571 11,385 14.1
Pandora A/S 13,263 426,155 27,838 34.5
ROCKWOOL International A/S 844 152,021 4,023 5.0
Short Positions
Common Stocks
Denmark
AP Moller - Maersk A/S (577) (511,432) 18,372 22.8
Chr Hansen Holding A/S (2,745) (202,561) (9,778) (12.1)
Danske Bank A/S (1,199) (13,344) (865) (1.1)
DSV Panalpina A/S (958) (87,110) (10,821) (13.4)
FLSmidth & Co. A/S (1,422) (31,872) 1,403 1.7
Genmab A/S (241) (48,409) (5,777) (7.2)
Novozymes A/S (653) (29,292) (1,626) (2.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.55% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
60-61 months
maturity
ranging from
02/25/2025
- 03/31/2025 $11,635,178 $109,263 $11,958 $121,221
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas 15,095 629,039 158,396 130.7
Colruyt SA 1,964 106,464 1,661 1.4
Galapagos NV 214 42,025 7,732 6.4
KBC Group NV 1,087 49,323 3,457 2.9
Proximus SADP 15,426 354,251 1,373 1.1
UCB SA 838 71,701 10,803 8.9
Finland
Fortum OYJ 12,580 183,002 (1,760) (1.5)
Kesko OYJ 2,253 127,404 (3,937) (3.2)
Orion OYJ 3,947 160,628 18,902 15.6
Germany
OSRAM Licht AG 1,335 47,817 4,390 3.6
Netherlands
ASM International NV 2,345 238,585 51,300 42.3
ASR Nederland NV 9,303 233,909 29,114 24.0
Koninklijke Ahold Delhaize NV 30,835 718,350 25,609 21.1
Koninklijke Philips NV 1,447 59,410 10,266 8.5
NN Group NV 5,041 136,993 20,577 17.0
Randstad NV 7,809 275,595 (9,102) (7.5)
Signify NV 7,901 153,123 (14,331) (11.8)
Wolters Kluwer NV 672 47,567 5,888 4.9
Spain
ACS Actividades de Construccion y Servicios SA 3,512 69,746 16,604 13.7
Banco Bilbao Vizcaya Argentaria SA 53,303 165,056 (1,442) (1.2)
Enagas SA 8,856 174,704 5,388 4.4
Endesa SA 30,344 642,091 103,497 85.4
Iberdrola SA 15,429 150,911 (3,328) (2.7)
Mapfre SA 100,326 170,193 (11,257) (9.3)
Naturgy Energy Group SA 6,782 118,982 2,117 1.7
Red Electrica Corp. SA 16,595 298,204 25,080 20.7
Repsol SA 25,987 231,837 37,336 30.8
Telefonica SA 15,891 72,321 (3,779) (3.1)
United Kingdom
Unilever NV 2,795 137,378 4,189 3.5
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (1,477) (65,239) (9,443) (7.8)
Telenet Group Holding NV (5,236) (157,230) (10,896) (9.0)
Umicore SA (4,705) (162,281) (4,124) (3.4)
China
Prosus NV (1,437) (100,084) (16,314) (13.5)
Finland
Nokia OYJ (56,119) (172,839) (28,154) (23.2)
Nokian Renkaat OYJ (7,981) (190,571) (35,068) (28.9)
Germany
Continental AG (794) (56,611) 562 0.5
E.ON SE (34,845) (357,429) (13,356) (11.0)
OSRAM Licht AG (10,781) (478,017) (70,263) (58.0)
Luxembourg
ArcelorMittal SA (30,718) (289,992) (45,279) (37.4)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV (400) (339,958) (22,066) (18.2)
Aegon NV (53,165) (132,775) 1,394 1.1
Akzo Nobel NV (1,288) (84,710) (8,079) (6.7)
Boskalis Westminster (6,451) (117,480) 16,513 13.6
Koninklijke Vopak NV (2,895) (152,017) (11,264) (9.3)
OCI NV (14,771) (176,515) (12,796) (10.6)
SBM Offshore NV (17,444) (230,618) (10,442) (8.6)
Spain
Amadeus IT Group SA (2,977) (140,124) 3,189 2.6
Cellnex Telecom SA (19,924) (903,802) (26,463) (21.8)
Ferrovial SA (33,918) (805,103) (66,887) (55.2)
Grifols SA (7,180) (240,224) (25,322) (20.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-5.50% to 0.35%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
ranging from
02/26/2025
- 03/31/2025 $37,730,844 $(526,594) $32,897 $(493,697)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 15,500 288,479 17,911 (3.6)
Bandai Namco Holdings, Inc. 6,100 295,870 16,842 (3.4)
Central Japan Railway Co. 2,200 352,597 24,062 (4.9)
Chubu Electric Power Co., Inc. 27,500 388,113 37,229 (7.5)
Haseko Corp. 27,800 295,649 14,129 (2.9)
ITOCHU Corp. 34,500 713,964 58,896 (11.9)
KDDI Corp. 22,400 661,664 73,978 (15.0)
Kyushu Railway Co. 12,400 356,196 16,431 (3.3)
Marubeni Corp. 88,600 439,727 (5,113) 1.0
Medipal Holdings Corp. 15,400 287,763 21,506 (4.4)
Mitsui & Co. Ltd. 25,200 349,869 3,299 (0.7)
MS&AD Insurance Group Holdings, Inc. 10,500 292,962 26,346 (5.3)
Nexon Co. Ltd. 21,700 354,596 50,185 (10.2)
Nippon Telegraph & Telephone Corp. 25,200 602,699 59,209 (12.0)
Obayashi Corp. 54,900 465,856 40,333 (8.2)
ORIX Corp. 24,700 294,687 (19,772) 4.0
Resona Holdings, Inc. 106,700 319,919 16,994 (3.4)
Sekisui House Ltd. 24,200 399,107 36,657 (7.4)
Sojitz Corp. 144,100 337,863 15,780 (3.2)
Sumitomo Corp. 25,200 287,387 10,772 (2.2)
Teijin Ltd. 18,600 314,619 43,068 (8.7)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tokyo Electric Power Co. Holdings, Inc. 95,700 332,915 22,185 (4.5)
Tokyo Gas Co. Ltd. 28,700 676,266 76,285 (15.5)
Toppan Printing Co. Ltd. 22,000 335,897 30,013 (6.1)
Tosoh Corp. 29,900 337,903 19,162 (3.9)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (24,200) (536,128) (70,135) 14.2
Asics Corp. (34,900) (322,254) (59,447) 12.0
CyberAgent , Inc. (9,800) (379,808) (40,109) 8.1
Daifuku Co. Ltd. (5,300) (332,142) (64,886) 13.1
Daikin Industries Ltd. (3,100) (374,214) (24,258) 4.9
FamilyMart Co. Ltd. (15,200) (272,930) (50,436) 10.2
Japan Airport Terminal Co. Ltd. (8,900) (342,043) (39,756) 8.1
Kikkoman Corp. (10,300) (436,715) (68,952) 14.0
LIXIL Group Corp. (27,000) (332,672) (50,114) 10.2
MISUMI Group, Inc. (20,000) (432,619) (60,955) 12.3
MonotaRO Co. Ltd. (13,200) (348,763) (34,139) 6.9
Nidec Corp. (14,800) (762,711) (20,003) 4.1
Nippon Paint Holdings Co. Ltd. (6,900) (359,160) (33,882) 6.9
Persol Holdings Co. Ltd. (27,400) (274,167) (19,834) 4.0
Pigeon Corp. (7,200) (275,654) (44,052) 8.9
Ryohin Keikaku Co. Ltd. (28,500) (316,937) (12,314) 2.5
Shiseido Co. Ltd. (7,100) (417,284) (59,929) 12.1
SoftBank Group Corp. (9,800) (346,943) (12,209) 2.5
Takeda Pharmaceutical Co. Ltd. (9,200) (280,123) (19,606) 4.0
Toshiba Corp. (13,800) (302,473) (2,890) 0.6
TOTO Ltd. (14,100) (465,133) (41,294) 8.4
Unicharm Corp. (9,700) (363,108) (66,119) 13.4
Yakult Honsha Co. Ltd. (7,000) (412,370) (37,883) 7.7
Yamato Holdings Co. Ltd. (25,900) (404,586) (73,271) 14.8
Yaskawa Electric Corp. (15,200) (413,298) (59,591) 12.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.85% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
60-61 months
maturity
ranging from
02/25/2025
- 03/31/2025 $2,484,473 $1,639 $(2,906) $(1,267)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Axfood AB 6,716 136,574 3,718 (293.4)
Essity AB 17,050 522,303 33,906 (2676.1)
Getinge AB 8,959 169,407 13,761 (1086.1)
Hennes & Mauritz AB 9,798 125,383 11,119 (877.6)
ICA Gruppen AB 3,190 133,232 2,527 (199.4)
Securitas AB 9,173 98,541 4,926 (388.8)
Skanska AB 3,993 60,091 (248) 19.6
SKF AB 3,522 47,995 1,045 (82.5)
SSAB AB 7,179 16,279 1,029 (81.2)
Swedish Orphan Biovitrum AB 10,222 169,801 26,516 (2092.8)
Volvo AB 10,437 124,054 10,494 (828.3)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (2,312) (64,236) (6,914) 545.7
Sweden
Atlas Copco AB (905) (30,095) (2,909) 229.6
BillerudKorsnas AB (10,506) (114,555) (6,215) 490.5
Electrolux AB (1,387) (17,135) (328) 25.9
Hexpol AB (13,151) (77,700) (13,153) 1038.1
Saab AB (548) (10,412) (507) 40.0
Svenska Cellulosa AB SCA (46,830) (463,422) (74,233) 5859.0
Svenska Handelsbanken AB (2,188) (18,045) (683) 53.9
Swedish Match AB (1,505) (85,213) (2,212) 174.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET
UNREALIZED
APPRECIATION
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BA plus
or minus a specified spread
(-1.75% to 0.23%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
13-14 months
maturity
ranging from
03/25/2021
- 05/25/2021 $9,500,718 $307,802 $(665,335) $(357,533)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 8,043 189,459 (3,206) 0.9
Atco Ltd. 5,539 153,382 17,249 (4.8)
Bank of Montreal 4,106 207,328 3,988 (1.1)
Bank of Nova Scotia (The) 4,771 194,834 678 (0.2)
Canadian Imperial Bank of Commerce 6,923 403,387 1,625 (0.5)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Canadian Tire Corp. Ltd. 1,538 92,829 (10,456) 2.9
Cenovus Energy, Inc. 33,017 66,630 (74) 0.0
CGI, Inc. 3,822 206,920 15,642 (4.4)
CI Financial Corp. 14,429 143,234 9,050 (2.5)
Emera, Inc. 3,386 133,534 11,968 (3.3)
Hydro One Ltd. 11,982 215,749 (587) 0.2
iA Financial Corp., Inc. 3,194 100,407 11,670 (3.3)
Linamar Corp. 5,393 111,631 130 (0.0)
Magna International, Inc. 7,423 236,884 7,160 (2.0)
Manulife Financial Corp. 14,407 180,894 9,091 (2.5)
National Bank of Canada 7,597 293,612 15,851 (4.4)
Onex Corp. 1,813 66,359 4,651 (1.3)
Quebecor, Inc. 9,427 208,395 1,726 (0.5)
Rogers Communications, Inc. 1,709 71,333 4,611 (1.3)
Royal Bank of Canada 3,870 239,713 5,565 (1.6)
Stantec , Inc. 3,949 101,019 4,215 (1.2)
Toronto-Dominion Bank (The) 3,498 148,714 510 (0.1)
Tourmaline Oil Corp. 25,895 158,980 8,190 (2.3)
United States
Bausch Health Cos., Inc. 5,674 87,934 (2,414) 0.7
BRP, Inc. 8,416 137,306 (243) 0.1
Ovintiv , Inc. 48,447 132,882 (5,215) 1.5
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (5,285) (210,979) 11,333 (3.2)
Barrick Gold Corp. (8,190) (150,496) 8,412 (2.4)
BlackBerry Ltd. (30,650) (125,667) (8,451) 2.4
Cameco Corp. (19,257) (146,826) (21,608) 6.0
Canada Goose Holdings, Inc. (17,270) (345,326) (2,962) 0.8
CCL Industries, Inc. (6,455) (196,269) (17,908) 5.0
Dollarama, Inc. (11,843) (328,537) 19,267 (5.4)
Element Fleet Management Corp. (16,749) (106,638) 486 (0.1)
Enbridge, Inc. (5,634) (164,060) (1,540) 0.4
Finning International, Inc. (7,643) (82,008) 2,990 (0.8)
Franco-Nevada Corp. (1,942) (194,034) 23,614 (6.6)
Gildan Activewear , Inc. (5,492) (70,011) (2,105) 0.6
Methanex Corp. (6,121) (74,506) 15,884 (4.4)
Pan American Silver Corp. (6,091) (87,645) 15,890 (4.4)
Pembina Pipeline Corp. (7,071) (132,647) 25,021 (7.0)
PrairieSky Royalty Ltd. (16,198) (85,519) 4,916 (1.4)
Restaurant Brands International, Inc. (5,569) (224,414) 22,936 (6.4)
Shopify, Inc. (627) (262,696) 20,150 (5.6)
SNC-Lavalin Group, Inc. (19,073) (281,358) 21,581 (6.0)
TC Energy Corp. (5,506) (244,724) (14,815) 4.1
West Fraser Timber Co. Ltd. (12,838) (244,846) 22,498 (6.3)
Wheaton Precious Metals Corp. (12,036) (331,240) 23,195 (6.5)
Chile
Lundin Mining Corp. (31,618) (118,851) (683) 0.2
Zambia
First Quantum Minerals Ltd. (32,642) (166,770) (1,506) 0.4

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 49.9%
Australia - 1.0%
Aurizon Holdings Ltd.(2) 992 $ 2,571
BHP Group Ltd.(2) 446 8,091
BHP Group plc(2) 1,407 21,836
BlueScope Steel Ltd.(2) 546 2,859
Dexus, REIT(2) 458 2,538
Fortescue Metals Group Ltd.(2) 5,085 31,162
Goodman Group, REIT(2) 1,206 8,840
Rio Tinto plc(2) 402 18,429
Scentre Group, REIT(2) 1,888 1,808
Wesfarmers Ltd.(2) 91 1,928
100,062
—
Belgium - 0.3%
Ageas(2) 351 14,627
UCB SA(2) 133 11,380
26,007
—
Canada - 1.5%
Alimentation Couche-Tard, Inc.,
Class B 724 17,054
Barrick Gold Corp. 393 7,222
CGI, Inc.* 285 15,430
Constellation Software, Inc. 27 24,539
Empire Co. Ltd., Class A 243 4,754
Franco-Nevada Corp. 79 7,893
Kinross Gold Corp.* 7,667 30,780
Magna International, Inc. 164 5,234
Manulife Financial Corp. 167 2,097
Onex Corp. 495 18,118
Open Text Corp. 307 10,735
RioCan, REIT 213 2,441
Shopify, Inc., Class A* 12 5,028
151,325
—
Chile - 0.0%(a)
Lundin Mining Corp. 488 1,834
China - 0.0%(a)
Yangzijiang Shipbuilding Holdings
Ltd.(2) 7,400 4,294
Denmark - 0.7%
H Lundbeck A/S(2) 186 5,461
Novo Nordisk A/S, Class B(2) 786 46,937
Pandora A/S(2) 722 23,199
75,597
—
Finland - 0.5%
Fortum OYJ(2) 593 8,626
Kone OYJ, Class B(2) 104 5,824
Neste OYJ(2) 268 8,910
Orion OYJ, Class B(2) 816 33,209
56,569
—
France - 1.8%
AXA SA(2) 1,064 18,016
BNP Paribas SA(2) 156 4,554
Cie de Saint-Gobain(2) 551 13,221
Electricite de France SA(2) 3,751 29,331
Engie SA(2) 226 2,314
INVESTMENTS SHARES VALUE
France - 1.8% (continued)
Eutelsat Communications SA(2) 205 $ 2,131
Hermes International(2) 21 14,289
Kering SA(2) 51 26,592
Klepierre SA, REIT(2) 79 1,506
Natixis SA(2) 1,085 3,455
Orange SA(2) 695 8,415
Peugeot SA(2) 3,479 45,294
Schneider Electric SE(2) 124 10,481
Unibail-Rodamco-Westfield,
REIT(2) 110 6,306
185,905
—
Germany - 1.4%
adidas AG(2) 31 6,883
Allianz SE (Registered)(2) 224 38,147
Bayer AG (Registered)(2) 745 42,686
Deutsche Lufthansa AG
(Registered)(2) 1,155 10,803
Infineon Technologies AG(2) 918 13,252
KION Group AG(2) 40 1,722
SAP SE(2) 291 32,490
145,983
—
Hong Kong - 1.1%
CK Asset Holdings Ltd.(2) 5,500 29,842
CLP Holdings Ltd.(2) 500 4,580
HKT Trust & HKT Ltd.(2) 3,000 4,080
Hong Kong Exchanges & Clearing
Ltd.(2) 200 5,992
Kerry Properties Ltd.(2) 6,500 16,997
Link, REIT(2) 500 4,214
New World Development Co. Ltd.
(2) 7,000 7,464
Power Assets Holdings Ltd.(2) 500 2,966
Sun Hung Kai Properties Ltd.(2) 500 6,537
WH Group Ltd.(2)(b) 30,000 27,691
Yue Yuen Industrial Holdings Ltd.(2) 2,000 3,056
113,419
—
Italy - 0.8%
Enel SpA(2) 6,167 42,539
Intesa Sanpaolo SpA(2) 9,115 14,749
Mediobanca Banca di Credito
Finanziario SpA(2) 3,003 16,376
Poste Italiane SpA(2)(b) 1,248 10,504
84,168
—
Japan - 3.3%
Aozora Bank Ltd.(2) 300 5,725
Astellas Pharma, Inc.(2) 1,700 26,193
Bandai Namco Holdings, Inc.(2) 100 4,850
Brother Industries Ltd.(2) 100 1,515
Hitachi Ltd.(2) 700 20,108
ITOCHU Corp.(2) 500 10,347
Japan Retail Fund Investment
Corp., REIT(2) 1 1,137
Kamigumi Co. Ltd.(2) 100 1,688
Koito Manufacturing Co. Ltd.(2) 300 10,086
Marubeni Corp.(2) 1,400 6,948
Mebuki Financial Group, Inc.(2) 3,700 7,505

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 3.3% (continued)
MINEBEA MITSUMI, Inc.(2) 200 $ 2,954
Mitsubishi Corp.(2) 500 10,576
Mitsubishi UFJ Financial Group,
Inc.(2) 4,800 17,959
MS&AD Insurance Group Holdings,
Inc.(2) 600 16,741
Nippon Telegraph & Telephone
Corp.(2) 800 19,133
Nitto Denko Corp.(2) 100 4,442
Obayashi Corp.(2) 500 4,243
Olympus Corp.(2) 200 2,883
Resona Holdings, Inc.(2) 8,300 24,886
Sankyo Co. Ltd.(2) 100 2,900
Shimizu Corp.(2) 400 3,113
Shinsei Bank Ltd.(2) 1,300 17,218
Shionogi & Co. Ltd.(2) 100 4,926
SoftBank Group Corp.(2) 200 7,080
Sompo Holdings, Inc.(2) 100 3,082
Sony Corp.(2) 700 41,464
SUMCO Corp.(2) 600 7,624
Sumitomo Corp.(2) 400 4,562
Sumitomo Mitsui Trust Holdings,
Inc.(2) 100 2,873
Taiheiyo Cement Corp.(2) 300 5,110
Teijin Ltd.(2) 200 3,383
Tokio Marine Holdings, Inc.(2) 400 18,302
Tokyo Electron Ltd.(2) 100 18,637
340,193
—
Netherlands - 1.1%
ASML Holding NV(2) 21 5,536
ING Groep NV(2) 533 2,731
Koninklijke Ahold Delhaize NV(2) 2,787 64,927
Koninklijke Philips NV(2) 327 13,426
NN Group NV(2) 408 11,088
Royal Dutch Shell plc, Class B(2) 505 8,471
Wolters Kluwer NV(2) 64 4,530
110,709
—
Singapore - 0.0%(a)
ComfortDelGro Corp. Ltd.(2) 3,600 3,833
South Africa - 0.1%
Anglo American plc(2) 620 10,865
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria
SA(2) 4,100 12,696
Banco de Sabadell SA(2) 18,085 9,146
Bankia SA(2) 3,815 4,160
Enagas SA(2) 1,129 22,273
Endesa SA(2) 1,013 21,435
Iberdrola SA(2) 264 2,582
Naturgy Energy Group SA(2) 76 1,333
Red Electrica Corp. SA(2) 521 9,362
82,987
—
INVESTMENTS SHARES VALUE
Sweden - 0.1%
Hennes & Mauritz AB, Class B(2) 179 $ 2,291
Skanska AB, Class B(2)* 263 3,958
Telefonaktiebolaget LM Ericsson,
Class B(2)* 308 2,493
8,742
—
Switzerland - 2.3%
Adecco Group AG (Registered)(2) 657 25,890
Coca-Cola HBC AG(2) 456 9,780
Novartis AG (Registered)(2) 423 34,897
Roche Holding AG(2) 285 91,697
Sonova Holding AG (Registered)(2) 128 22,824
Swiss Life Holding AG (Registered)
(2) 58 19,467
Zurich Insurance Group AG(2) 88 30,915
235,470
—
United Kingdom - 1.3%
AstraZeneca plc(2) 23 2,049
Aviva plc(2) 561 1,844
BAE Systems plc(2) 2,214 14,225
Barratt Developments plc(2) 1,573 8,503
Berkeley Group Holdings plc(2) 297 13,256
BT Group plc(2) 6,541 9,514
Burberry Group plc(2) 131 2,129
CK Hutchison Holdings Ltd.(2) 500 3,333
Fiat Chrysler Automobiles NV(2) 142 1,014
GlaxoSmithKline plc(2) 662 12,422
M&G plc(2)* 7,427 10,331
Persimmon plc(2) 437 10,330
RELX plc(2) 269 5,741
Sage Group plc (The)(2) 2,719 19,772
Smith & Nephew plc(2) 750 13,212
Standard Life Aberdeen plc(2) 2,516 6,944
Taylor Wimpey plc(2) 2,225 3,202
137,821
—
United States - 31.8%
AbbVie, Inc. 137 10,438
Adobe, Inc.* 184 58,555
Aflac, Inc. 61 2,089
Akamai Technologies, Inc.* 204 18,664
Alexion Pharmaceuticals, Inc.* 497 44,626
Alleghany Corp. 11 6,076
Allergan plc 47 8,324
Allstate Corp. (The) 611 56,046
Alphabet, Inc., Class A* 48 55,773
Alphabet, Inc., Class C* 42 48,838
Altria Group, Inc. 135 5,220
Amazon.com, Inc.* 36 70,189
American Electric Power Co., Inc. 140 11,197
American Tower Corp., REIT 48 10,452
AmerisourceBergen Corp. 65 5,753
Amgen, Inc. 72 14,597
Anthem, Inc. 32 7,265
Apple, Inc. 702 178,511
Applied Materials, Inc. 933 42,750
Arch Capital Group Ltd.* 55 1,565
Arrow Electronics, Inc.* 326 16,910
Autodesk, Inc.* 15 2,342

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 31.8% (continued)
AutoZone, Inc.* 15 $ 12,690
AvalonBay Communities, Inc., REIT 95 13,981
Bausch Health Cos., Inc.* 137 2,123
Berkshire Hathaway, Inc., Class B* 174 31,812
Best Buy Co., Inc. 418 23,826
Biogen, Inc.* 174 55,049
Boston Properties, Inc., REIT 25 2,306
Bristol-Myers Squibb Co. 240 13,378
Broadcom, Inc. 13 3,082
Capital One Financial Corp. 93 4,689
CDW Corp. 156 14,550
Chipotle Mexican Grill, Inc.* 37 24,213
Church & Dwight Co., Inc. 125 8,023
Cisco Systems, Inc. 686 26,967
Citigroup, Inc. 192 8,087
Citizens Financial Group, Inc. 584 10,985
Colgate-Palmolive Co. 543 36,033
Comcast Corp., Class A 1,251 43,009
Crown Castle International Corp.,
REIT 37 5,343
Cummins, Inc. 34 4,601
Dell Technologies, Inc., Class C* 77 3,045
Digital Realty Trust, Inc., REIT 38 5,279
Discover Financial Services 57 2,033
Eaton Corp. plc 350 27,192
Edwards Lifesciences Corp.* 34 6,413
Electronic Arts, Inc.* 189 18,932
Eli Lilly & Co. 18 2,497
Equinix, Inc., REIT 4 2,498
Equity Residential, REIT 47 2,900
Essex Property Trust, Inc., REIT 7 1,542
Everest Re Group Ltd. 203 39,061
Expedia Group, Inc. 40 2,251
Facebook, Inc., Class A* 547 91,239
Fidelity National Financial, Inc. 582 14,480
Fifth Third Bancorp 514 7,633
Fiserv, Inc.* 22 2,090
Flex Ltd.* 699 5,854
Fortinet, Inc.* 113 11,432
Garmin Ltd. 310 23,238
General Dynamics Corp. 82 10,849
General Motors Co. 543 11,284
Gilead Sciences, Inc. 394 29,455
Hartford Financial Services Group,
Inc. (The) 83 2,925
HCA Healthcare, Inc. 86 7,727
Hershey Co. (The) 176 23,320
Hologic, Inc.* 81 2,843
Home Depot, Inc. (The) 274 51,159
Humana, Inc. 146 45,847
Huntington Ingalls Industries, Inc. 63 11,479
IAC/InterActiveCorp* 69 12,367
Incyte Corp.* 395 28,926
Ingredion, Inc. 273 20,612
Intel Corp. 1,191 64,456
International Business Machines
Corp. 253 28,065
Intuit, Inc. 100 23,000
Jazz Pharmaceuticals plc* 128 12,767
Johnson & Johnson 401 52,583
INVESTMENTS SHARES VALUE
United States - 31.8% (continued)
Johnson Controls International plc 187 $ 5,042
JPMorgan Chase & Co. 25 2,251
Keysight Technologies, Inc.* 20 1,674
Kimberly-Clark Corp. 156 19,948
Kroger Co. (The) 131 3,946
Laboratory Corp. of America
Holdings* 48 6,067
Lam Research Corp. 162 38,880
Lockheed Martin Corp. 82 27,794
Lowe's Cos., Inc. 76 6,540
Lululemon Athletica, Inc.* 73 13,837
ManpowerGroup, Inc. 499 26,442
Mastercard, Inc., Class A 226 54,593
Maxim Integrated Products, Inc. 78 3,792
McDonald's Corp. 10 1,654
McKesson Corp. 237 32,057
Medtronic plc 183 16,503
Merck & Co., Inc. 1,144 88,018
MetLife, Inc. 575 17,578
Micron Technology, Inc.* 761 32,008
Microsoft Corp. 1,379 217,481
Monster Beverage Corp.* 597 33,587
Moody's Corp. 23 4,865
Mylan NV* 1,572 23,439
NextEra Energy, Inc. 48 11,550
NIKE, Inc., Class B 621 51,382
Northrop Grumman Corp. 93 28,137
NortonLifeLock, Inc. 1,073 20,076
NVIDIA Corp. 52 13,707
Oracle Corp. 688 33,251
O'Reilly Automotive, Inc.* 24 7,225
PepsiCo, Inc. 260 31,226
Pfizer, Inc. 881 28,756
Philip Morris International, Inc. 324 23,639
Pinnacle West Capital Corp. 127 9,625
PNC Financial Services Group, Inc.
(The) 50 4,786
Procter & Gamble Co. (The) 382 42,020
Prologis, Inc., REIT 140 11,252
Public Service Enterprise Group,
Inc. 292 13,114
Public Storage, REIT 81 16,087
Qorvo, Inc.* 184 14,836
QUALCOMM, Inc. 518 35,043
Ralph Lauren Corp. 74 4,945
Raytheon Co. 40 5,246
Regeneron Pharmaceuticals, Inc.* 27 13,184
Robert Half International, Inc. 229 8,645
Ross Stores, Inc. 35 3,044
S&P Global, Inc. 34 8,332
SBA Communications Corp., REIT 8 2,160
Seagate Technology plc 292 14,250
Signature Bank 47 3,778
Simon Property Group, Inc., REIT 80 4,389
Skyworks Solutions, Inc. 381 34,054
Southwest Airlines Co. 415 14,778
Starbucks Corp. 142 9,335
Steel Dynamics, Inc. 406 9,151
Synchrony Financial 1,277 20,547
Target Corp. 207 19,245

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 31.8% (continued)
Texas Instruments, Inc. 241 $ 24,083
Textron, Inc. 147 3,920
TJX Cos., Inc. (The) 388 18,550
Tractor Supply Co. 20 1,691
Travelers Cos., Inc. (The) 276 27,421
Tyson Foods, Inc., Class A 493 28,530
United Rentals, Inc.* 20 2,058
United Technologies Corp. 26 2,453
UnitedHealth Group, Inc. 75 18,704
Universal Health Services, Inc.,
Class B 306 30,318
Verizon Communications, Inc. 277 14,883
Vertex Pharmaceuticals, Inc.* 15 3,569
ViacomCBS, Inc. 112 1,569
Vistra Energy Corp. 459 7,326
Walgreens Boots Alliance, Inc. 138 6,314
Walmart, Inc. 502 57,036
Walt Disney Co. (The) 48 4,637
Waste Management, Inc. 68 6,294
Wells Fargo & Co. 462 13,259
Xerox Holdings Corp. 1,658 31,403
3,283,009
—
TOTAL COMMON STOCKS
(Cost $5,285,370) 5,158,792
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 47.5%
INVESTMENT COMPANIES - 47.5%
Limited Purpose Cash Investment
Fund, 0.85%(c)
(Cost $4,901,171) 4,901,662 $ 4,908,034
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.4%
(Cost $10,186,541) 10,066,826
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.6%(d) 268,635
NET ASSETS - 100.0% $10,335,461
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 341,603 3.3%
Consumer Discretionary 582,795 5.6
Consumer Staples 463,659 4.5
Energy 17,381 0.2
Financials 660,547 6.4
Health Care 975,428 9.4
Industrials 339,786 3.3
Information Technology 1,246,563 12.1
Materials 163,058 1.6
Real Estate 167,818 1.6
Utilities 200,154 1.9
Short-Term Investments 4,908,034 47.5
Total Investments In Securities
At Value 10,066,826 97.4
Other Assets in Excess of
Liabilities(d) 268,635 2.6
Net Assets
$ 10,335,461 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $38,195, which represents approximately
0.37% of net assets of the fund.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) Includes appreciation/(depreciation) on futures and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Written Call Option Contracts (Premium Style) as of March 31, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
U.S. Treasury 10 Year Note JPMS 1 USD (100,000) USD 135.00 5/22/2020 $ (4,062)
U.S. Treasury 10 Year Note JPMS 1 USD (100,000) USD 136.50 4/24/2020 (2,453)
U.S. Treasury 10 Year Note JPMS 2 USD (200,000) USD 137.50 4/24/2020 (3,313)
U.S. Treasury 10 Year Note JPMS 2 USD (200,000) USD 138.00 5/22/2020 (3,375)
U.S. Treasury 30 Year Bond JPMS 2 USD (200,000) USD 188.00 4/24/2020 (1,000)
(14,203)
Written Put Option Contracts (Premium Style) as of March 31, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 3 GBP (170,159) GBP 5,000.00 4/17/2020 $ (1,919)
Nikkei 225 Index JPMS 1 JPY (18,917,010) JPY 17,000.00 4/10/2020 (2,325)
U.S. Treasury 10 Year Note JPMS 1 USD (100,000) USD 135.00 5/22/2020 (375)
U.S. Treasury 10 Year Note JPMS 2 USD (200,000) USD 137.00 4/24/2020 (719)
U.S. Treasury 10 Year Note JPMS 1 USD (100,000) USD 138.00 4/24/2020 (625)
U.S. Treasury 10 Year Note JPMS 1 USD (100,000) USD 139.50 4/24/2020 (1,375)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 181.00 4/24/2020 (3,703)
(11,041)
Total Written Option Contracts (Premium Style) (Premiums Received ($41,272)) $ (25,244)
Written Call Option Contracts (Futures Style) as of March 31, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund June Futures JPMS 2 EUR (200,000) EUR 174.50 4/24/2020 $ 1,737
Euro-Bund June Futures JPMS 4 EUR (400,000) EUR 175.00 4/24/2020 2,952
Euro-Bund June Futures JPMS 4 EUR (400,000) EUR 176.00 4/24/2020 1,953
$ 6,642
Written Put Option Contracts (Futures Style) as of March 31, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund June Futures JPMS 3 EUR (300,000) EUR 172.50 4/24/2020 $ (3,067)
Euro-Bund June Futures JPMS 3 EUR (300,000) EUR 173.50 4/24/2020 (4,051)
Euro-Bund June Futures JPMS 1 EUR (100,000) EUR 174.50 4/24/2020 (1,658)
$ (8,776)
Total Written Option Contracts (Futures Style) $ (2,134)

AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
FTSE 100 Index 1 6/2020 GBP $ 69,999 $ 6,944
Nikkei 225 Index 1 6/2020 JPY 175,959 20,762
S&P 500 E-Mini Index 1 6/2020 USD 128,485 9,035
36,741
Short Contracts
Euro-Bund (3) 6/2020 EUR (570,784) (6,082)
U.S. Treasury 10 Year Note (1) 6/2020 USD (138,688) (2,188)
U.S. Treasury Long Bond (2) 6/2020 USD (358,125) (8,540)
(16,810)
$ 19,931

Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CVR - Contingent Value Rights
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
CITI - Citibank NA
DTBK - Deutsche Bank AG
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
See notes to Schedule of Investments.
March 31, 2020 (Unaudited)
The following reference rates, and their values as of period-end, are used for security descriptions:
Australian Bank-Bill Reference Rate (“BBR”): 0.35%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.37%
Bank of Japan Estimate Unsecured Overnight Call Rate: -0.07%
Brazilian Interbank Certificate of Deposit (“CDI”): 3.65%
Canadian Bankers’ Acceptance Rate ("BA"): 1.23%
Canadian Dollar Offered Rate (“CDOR”): 1.23%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.22%
EUR/USD 1 Week Forward Swap Rate: -0.51%
Euro Interbank Offered Rate (“EURIBOR”): -0.42%
Euro Overnight Index Average (“EONIA”): -0.44%
Federal Funds Floating Rate: 0.08%
GBP/USD 1 Week Forward FX Swap Rate: 1.30%
HKD/USD 1 Month Forward FX Swap Rate: 2.05%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.05%
Hong Kong Overnight Index Average (“HONIX”): 1.60%
Johannesburg Interbank Agreed Rate (“JIBAR”): 5.52%
JPY/USD 1 Week Forward Swap Rate: -0.18%
London Interbank Offered Rate (“LIBOR”): 0.99%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 6.71%
Norway Interbank Offered Rate ("NIBOR"): 0.63%
Overnight Bank Funding Rate ("OBFR"): 0.06%
Rand Overnight Deposit Rate: 5.11%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.20%
Singapore Interbank Offered Rate (“SIBOR”): 0.99%
Singapore Swap Offered Rate (“SOR”): 0.41%
Sterling Overnight Index Average (“SONIA”): 0.07%
Stockholm Interbank Offered Rate (“STIBOR”): 0.16%
Swiss Average Rate Overnight (“SARON”): -0.67%
Tokyo Overnight Average Rate (“TONAR”):  -0.62%
Warsaw Interbank Offered Rate(“WIBOR”): 1.04%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
The Consolidated Schedules of Investments of AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV
Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR
Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of
AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd.,
AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.,
AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style
Premia Alternative LV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 120,816,582 $ 88,409,605 $ 14,523 $ 209,240,710
Short-Term Investments ........................... 139,907,257 91,011,088 – 230,918,345
Written Options (Futures Style)* ..................... 46,984 – – 46,984
Futures Contracts* ............................... 1,311,194 – – 1,311,194
Forward Foreign Currency Exchange Contracts* ........ – 12,787,284 – 12,787,284
Total Return Swaps Contracts* ...................... – 479,705 – 479,705
Total Assets $ 262,082,017 $ 192,687,682 $ 14,523 $ 454,784,222
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (103,210,594) $ (80,293,556) $ – $ (183,504,150)
Written Options (Future Style)* ...................... (93,043) – – (93,043)
Written Options (Premium Style)* .................... (489,485) – – (489,485)
Futures Contracts* ............................... (1,692,661) – – (1,692,661)
Forward Foreign Currency Exchange Contracts* ........ – (15,941,212) – (15,941,212)
Total Return Swaps Contracts* ...................... – (748,405) – (748,405)
Total Liabilities $ (105,485,783) $ (96,983,173) $ – $ (202,468,956)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 67,231,559 $ 23,625,326 $ 1,530,786 $ 92,387,671
Convertible Preferred Stocks ....................... – 21,008,411 – 21,008,411
Corporate Bonds ................................ – 23,452,504 1,642,110 25,094,614
Convertible Bonds ............................... – 141,697,899 14,695 141,712,594
Closed End Funds ............................... 19,326,730 – – 19,326,730
Loan Participations .............................. – 1,647,892 99,871 1,747,763
Preferred Stocks ................................ 1,577,663 1,257,117 617,171 3,451,951
U.S. Treasury Obligations ......................... – 87,210 – 87,210
Rights ........................................ 173,818 245,215 172,701 591,734
Securities in Litigation ............................ – – 234,299 234,299
Warrants ...................................... 5,881,729 1,245,004 205,481 7,332,214
Short-Term Investments ........................... 163,267,728 53,080,373 – 216,348,101
Futures Contracts* ............................... 44,315 – – 44,315
Forward Foreign Currency Exchange Contracts* ........ – 952,045 – 952,045
Credit Default Swap Contracts* ..................... – 1,880,273 – 1,880,273
Total Return Basket Swaps Contracts* ................ – 3,428,260 – 3,428,260
Total Assets $ 257,503,542 $ 273,607,529 $ 4,517,114 $ 535,628,185
LIABILITIES
Common Stocks(Sold Short) ....................... $ (89,600,652) $ (55) $ –
(a)
$ (89,600,707)
Convertible Bonds(Sold Short) ..................... – (897,210) – (897,210)
Master Limited Partnerships(Sold Short) .............. (1,166,177) – – (1,166,177)
U.S. Treasury Obligations(Sold Short) ................ – (568,817) – (568,817)
Futures Contracts* ............................... (802,159) – – (802,159)
Forward Foreign Currency Exchange Contracts* ........ – (601,952) – (601,952)
Total Return Basket Swaps Contracts* ................ – (9,370,846) – (9,370,846)
Total Liabilities $ (91,568,988) $ (11,438,880) $ –
(a)
$ (103,007,868)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 7,009,288 $ 60,761,845 $ – $ 67,771,133
Short-Term Investments ........................... 103,104,600 87,518,427 – 190,623,027
Futures Contracts* ............................... 30,155 – – 30,155
Forward Foreign Currency Exchange Contracts* ........ – 414,290 – 414,290
Total Return Basket Swaps Contracts* ................ – 1,753,728 – 1,753,728
Total Assets $ 110,144,043 $ 150,448,290 $ – $ 260,592,333
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (7,220,526) $ (42,886,522) $ – $ (50,107,048)
Forward Foreign Currency Exchange Contracts* ........ – (508,811) – (508,811)
Total Return Basket Swaps Contracts* ................ – (1,510,614) – (1,510,614)
Total Liabilities $ (7,220,526) $ (44,905,947) $ – $ (52,126,473)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 10,107,873 $ 13,158,101 $ – $ 23,265,974
Futures Contracts* ............................... 1,569,785 – – 1,569,785
Forward Foreign Currency Exchange Contracts* ........ – 2,745,577 – 2,745,577
Interest Rate Swap Contracts* ...................... – 815,553 – 815,553
Total Return Swaps Contracts* ...................... – 164,637 – 164,637
Total Assets $ 11,677,658 $ 16,883,868 $ – $ 28,561,526
LIABILITIES
Futures Contracts* ............................... $ (1,322,864) $ – $ – $ (1,322,864)
Forward Foreign Currency Exchange Contracts* ........ – (2,700,463) – (2,700,463)
Interest Rate Swap Contracts* ...................... – (351,263) – (351,263)
Total Return Swaps Contracts* ...................... – (415,574) – (415,574)
Total Liabilities $ (1,322,864) $ (3,467,300) $ – $ (4,790,164)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 409,434 $ – $ – $ 409,434
Short-Term Investments ........................... 277,066,316 364,072,470 – 641,138,786
Futures Contracts* ............................... 6,291,377 – – 6,291,377
Forward Foreign Currency Exchange Contracts* ........ – 2,873,392 – 2,873,392
Total Return Basket Swaps Contracts* ................ – 17,703,964 – 17,703,964
Total Return Swaps Contracts* ...................... – 1,665,197 – 1,665,197
Total Assets $ 283,767,127 $ 386,315,023 $ – $ 670,082,150
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,373,201) $ – $ – $ (1,373,201)
Futures Contracts* ............................... (6,039,668) – – (6,039,668)
Forward Foreign Currency Exchange Contracts* ........ – (3,847,467) – (3,847,467)
Total Return Basket Swaps Contracts* ................ – (19,847,150) – (19,847,150)
Total Return Swaps Contracts* ...................... – (2,129,919) – (2,129,919)
Total Liabilities $ (7,412,869) $ (25,824,536) $ – $ (33,237,405)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 595,950,786 $ 3,626,980,789 $ – $ 4,222,931,575
Futures Contracts* ............................... 121,404,080 – – 121,404,080
Forward Foreign Currency Exchange Contracts* ........ – 541,032,540 – 541,032,540
Total Return Swaps Contracts* ...................... – 13,701,950 – 13,701,950
Total Assets $ 717,354,866 $ 4,181,715,279 $ – $ 4,899,070,145
LIABILITIES
Futures Contracts* ............................... $ (71,430,050) $ – $ – $ (71,430,050)
Forward Foreign Currency Exchange Contracts* ........ – (512,713,179) – (512,713,179)
Total Return Swaps Contracts* ...................... – (23,458,221) – (23,458,221)
Total Liabilities $ (71,430,050) $ (536,171,400) $ – $ (607,601,450)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 52,669,436 $ 217,382,477 $ – $ 270,051,913
Futures Contracts* ............................... 12,246,862 – – 12,246,862
Forward Foreign Currency Exchange Contracts* ........ – 54,053,729 – 54,053,729
Total Return Swaps Contracts* ...................... – 1,342,973 – 1,342,973
Total Assets $ 64,916,298 $ 272,779,179 $ – $ 337,695,477
LIABILITIES
Futures Contracts* ............................... $ (7,140,847) $ – $ – $ (7,140,847)
Forward Foreign Currency Exchange Contracts* ........ – (51,147,662) – (51,147,662)
Total Return Swaps Contracts* ...................... – (2,301,138) – (2,301,138)
Total Liabilities $ (7,140,847) $ (53,448,800) $ – $ (60,589,647)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 23,696,315 $ 10,061,703 $ – $ 33,758,018
Foreign Government Securities ..................... – 2,323,260 – 2,323,260
U.S. Treasury Obligations ......................... – 7,394,181 – 7,394,181
Short-Term Investments ........................... 29,276,153 44,344,107 – 73,620,260
Futures Contracts* ............................... 4,709,943 – – 4,709,943
Forward Foreign Currency Exchange Contracts* ........ – 3,831,400 – 3,831,400
Total Return Swaps Contracts* ...................... – 308,512 – 308,512
Total Assets $ 57,682,411 $ 68,263,163 $ – $ 125,945,574
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (6,350,440) $ (1,391,390) $ – $ (7,741,830)
Reverse Repurchase Agreements ................... – (13,938,909) – (13,938,909)
Futures Contracts* ............................... (5,939,002) – – (5,939,002)
Forward Foreign Currency Exchange Contracts* ........ – (5,878,423) – (5,878,423)
Total Return Swaps Contracts* ...................... – (823,617) – (823,617)
Total Liabilities $ (12,289,442) $ (22,032,339) $ – $ (34,321,781)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
AQR MULTI-STRATEGY ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 2,630,289 $ – $ 3,266,103 $ 5,896,392
Corporate Bonds
†
............................... – – 217,500 217,500
Convertible Bonds
†
.............................. – 1,429,859 166,500 1,596,359
Short-Term Investments ........................... 39,771,533 3,339,070 – 43,110,603
Written Options (Futures Style)* ..................... 2,605 – – 2,605
Futures Contracts* ............................... 2,451,400 – – 2,451,400
Forward Foreign Currency Exchange Contracts* ........ – 29,902,026 – 29,902,026
Credit Default Swap Contracts* ..................... – 271,008 – 271,008
Total Return Basket Swaps Contracts* ................ – 5,091,681 – 5,091,681
Total Return Swaps Contracts* ...................... – 665,426 – 665,426
Total Assets $ 44,855,827 $ 40,699,070 $ 3,650,103 $ 89,205,000
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (2,480,912) $ – $ – $ (2,480,912)
Convertible Preferred Stocks (Sold Short)
†
............. – (599,849) – (599,849)
Convertible Bonds (Sold Short)
†
..................... – (1,714,276) – (1,714,276)
Written Options (Future Style)* ...................... (11,168) – – (11,168)
Written Options (Premium Style)* .................... (120,932) – – (120,932)
Futures Contracts* ............................... (3,169,551) – – (3,169,551)
Forward Foreign Currency Exchange Contracts* ........ – (32,101,226) – (32,101,226)
Credit Default Swap Contracts* ..................... – (3,379) – (3,379)
Total Return Basket Swaps Contracts* ................ – (8,830,139) – (8,830,139)
Total Return Swaps Contracts* ...................... – (862,927) – (862,927)
Total Liabilities $ (5,782,563) $ (44,111,796) $ – $ (49,894,359)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 74,786,869 $ 61,746,459 $ – $ 136,533,328
Futures Contracts* ............................... 51,354,377 – – 51,354,377
Total Return Swaps Contracts* ...................... – 5,884,614 – 5,884,614
Total Assets $ 126,141,246 $ 67,631,073 $ – $ 193,772,319
LIABILITIES
Futures Contracts* ............................... $ (73,019,440) $ – $ – $ (73,019,440)
Total Return Swaps Contracts* ...................... – (14,961,462) – (14,961,462)
Total Liabilities $ (73,019,440) $ (14,961,462) $ – $ (87,980,902)
AQR RISK PARITY II HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 2,098,965 $ – $ 2,098,965
U.S. Treasury Obligations ......................... – 3,849,623 – 3,849,623
Short-Term Investments ........................... 15,724,910 19,117,282 – 34,842,192
Futures Contracts* ............................... 1,367,936 – – 1,367,936
Forward Foreign Currency Exchange Contracts* ........ – 260,168 – 260,168
Total Return Swaps Contracts* ...................... – 18,168 – 18,168
Total Assets $ 17,092,846 $ 25,344,206 $ – $ 42,437,052
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (6,034,250) $ – $ (6,034,250)
Futures Contracts* ............................... (1,848,069) – – (1,848,069)
Forward Foreign Currency Exchange Contracts* ........ – (55,564) – (55,564)
Total Return Swaps Contracts* ...................... – (27,353) – (27,353)
Total Liabilities $ (1,848,069) $ (6,117,167) $ – $ (7,965,236)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 4,685,068 $ – $ 4,685,068
U.S. Treasury Obligations ......................... – 8,411,907 – 8,411,907
Short-Term Investments ........................... 49,334,425 41,735,538 – 91,069,963
Futures Contracts* ............................... 2,994,407 – – 2,994,407
Forward Foreign Currency Exchange Contracts* ........ – 545,006 – 545,006
Total Return Swaps Contracts* ...................... – 368,610 – 368,610
Total Assets $ 52,328,832 $ 55,746,129 $ – $ 108,074,961
LIABILITIES
Futures Contracts* ............................... $ (3,961,441) $ – $ – $ (3,961,441)
Forward Foreign Currency Exchange Contracts* ........ – (127,069) – (127,069)
Total Return Swaps Contracts* ...................... – (910,906) – (910,906)
Total Liabilities $ (3,961,441) $ (1,037,975) $ – $ (4,999,416)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 67,213,583 $ – $ 67,213,583
Short-Term Investments ........................... 709,370,266 606,464,412 – 1,315,834,678
Futures Contracts* ............................... 56,052,759 – – 56,052,759
Forward Foreign Currency Exchange Contracts* ........ – 97,270,487 – 97,270,487
Total Return Basket Swaps Contracts* ................ – 60,585,132 – 60,585,132
Total Return Swaps Contracts* ...................... – 19,081,947 – 19,081,947
Total Assets $ 765,423,025 $ 850,615,561 $ – $ 1,616,038,586
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (6,996,133) $ (35,385,887) $ (2) $ (42,382,022)
Futures Contracts* ............................... (48,895,754) – – (48,895,754)
Forward Foreign Currency Exchange Contracts* ........ – (130,799,242) – (130,799,242)
Total Return Basket Swaps Contracts* ................ – (45,479,800) – (45,479,800)
Total Return Swaps Contracts* ...................... – (26,252,552) – (26,252,552)
Total Liabilities $ (55,891,887) $ (237,917,481) $ (2) $ (293,809,370)
AQR STYLE PREMIA ALTERNATIVE LV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 3,918,457 $ – $ 3,918,457
Short-Term Investments ........................... 71,704,187 66,282,410 – 137,986,597
Futures Contracts* ............................... 3,281,094 – – 3,281,094
Forward Foreign Currency Exchange Contracts* ........ – 7,323,882 – 7,323,882
Total Return Basket Swaps Contracts* ................ – 596,280 – 596,280
Total Return Swaps Contracts* ...................... – 1,345,252 – 1,345,252
Total Assets $ 74,985,281 $ 79,466,281 $ – $ 154,451,562
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (2,056,923) $ – $ (2,056,923)
Futures Contracts* ............................... (2,958,908) – – (2,958,908)
Forward Foreign Currency Exchange Contracts* ........ – (9,300,652) – (9,300,652)
Total Return Basket Swaps Contracts* ................ – (4,913,904) – (4,913,904)
Total Return Swaps Contracts* ...................... – (1,387,299) – (1,387,299)
Total Liabilities $ (2,958,908) $ (17,658,778) $ – $ (20,617,686)
AQR VOLATILITY RISK PREMIUM FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 3,436,168 $ 1,722,624 $ – $ 5,158,792
Short-Term Investments ........................... 4,908,034 – – 4,908,034
Written Options (Futures Style)* ..................... 6,642 – – 6,642
Futures Contracts* ............................... 36,741 – – 36,741
Total Assets $ 8,387,585 $ 1,722,624 $ – $ 10,110,209

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Alternative Risk Premia Fund and AQR Style Premia Alternative Fund.
The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
AQR VOLATILITY RISK PREMIUM FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Written Options (Future Style)* ...................... $ (8,776) $ – $ – $ (8,776)
Written Options (Premium Style)* .................... (25,244) – – (25,244)
Futures Contracts* ............................... (16,810) – – (16,810)
Total Liabilities $ (50,830) $ – $ – $ (50,830)
*
Derivative instruments, including futures, total return swap, total return basket swap, forward foreign currency exchange contracts and written options (future style) are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of
Investments. Credit default swaps, interest rate swaps, purchased option and written options (premium style) are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
LOAN
PARTICIPATIONS/
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2019 .......... $ 6,583,920 $ 2,793,195 $ 12,219 $ 593,216 $ 191,830 $ 786,305 $ 225,010 $ –(a)
Accrued discounts/
(premiums) ........ – 140,543 484 – – – – –
Realized gain/(loss) ... 146,785 – – – – 39,617 – –
Change in unrealized
appreciation/
(depreciation) ...... (1,043,375) (183,282) (1,606) 23,955 (19,129) (267,166) (15,052) –
Purchases
1
.......... – 23,025 458 – – – 24,341 –
Sales
2
.............. (4,156,544) – – – – (39,617) – –
Transfers into Level 3 .. – – 3,140 – – 240,341 – –
Transfers out of Level 3 . – (1,031,500) – – – (553,999) – –
Balance as of March 31,
2020 ............. $ 1,530,786 $ 1,741,981 $ 14,695 $ 617,171 $ 172,701 $ 205,481 $ 234,299 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
March 31, 2020 .... $ (948,944) $ (39,177) $ (719) $ 23,955 $ (19,129) $ (82,777) $ (2,946) $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.
AQR MULTI-STRATEGY ALTERNATIVE FUND
COMMON
STOCKS
CORPORATE
BONDS
CONVERTIBLE
BONDS
Balance as of December 31, 2019 ................................................. $ 4,321,615 $ 231,094 $ 176,906
Accrued discounts/(premiums) .................................................... – – –
Realized gain/(loss) ............................................................ – – –
Change in unrealized appreciation/(depreciation) ....................................... (1,055,512) (13,594) (10,406)
Purchases
1
................................................................... – – –
Sales
2
....................................................................... – – –
Transfers into Level 3 ........................................................... – – –
Transfers out of Level 3 .......................................................... – – –
Balance as of March 31, 2020 .................................................... $ 3,266,103 $ 217,500 $ 166,500
Change in Unrealized appreciation/(depreciation) for the securities still held at March 31, 2020 $ (1,055,512) $ (13,594) $ (10,406)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2020
March 31, 2020 (Unaudited)
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.